Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)
Austria – 0.1%
Erste Group Bank A.G.	4,779	$152
Brazil – 7.1%
Ambev S.A. ADR*	656,730	1,786
Arezzo Industria e Comercio S.A.	11,900	176
B3 S.A. - Brasil Bolsa Balcao	135,800	340
Banco do Brasil S.A.	96,000	630
BB Seguridade Participacoes S.A.	61,900	393
Cielo S.A.*	381,100	371
Hypera S.A.*	85,300	730
Localiza Rent a Car S.A.	16,800	169
Magazine Luiza S.A.*	287,600	148
MercadoLibre, Inc.*	1,926	1,630
Sitios Latinoamerica S.A.B. de C.V.*	26,995	13
Suzano S.A.	205,853	1,911
TOTVS S.A.*	102,600	534
Vale S.A.	79,400	1,349
WEG S.A.	93,000	677
		10,857
China – 22.5%
Airtac International Group	5,600	170
Alibaba Group Holding Ltd.*	300,600	3,319
Alibaba Group Holding Ltd. ADR*	3,290	290
ANTA Sports Products Ltd.	35,000	459
Baidu, Inc. ADR*	22,036	2,520
Baidu, Inc., Class A*	72,450	1,041
Bosideng International Holdings Ltd.	398,000	189
BYD Co. Ltd., Class H	40,700	1,001
Centre Testing International Group Co. Ltd., Class A	189,900	609
China International Capital Corp. Ltd., Class H	374,000	714
China Longyuan Power Group Corp. Ltd., Class H	258,000	316
China Mengniu Dairy Co. Ltd.*	227,000	1,021
China Vanke Co. Ltd., Class H	409,700	821
China Yangtze Power Co. Ltd., Class A	115,600	349
Chongqing Brewery Co. Ltd., Class A	40,200	737
Contemporary Amperex Technology Co. Ltd., Class A	1,200	68
Dongfeng Motor Group Co. Ltd., Class H	1,369,464	786
Glodon Co. Ltd., Class A	9,200	79
JD.com, Inc., Class A	91,295	2,566
Jiumaojiu International Holdings Ltd.	246,000	649
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
China – 22.5%continued
LONGi Green Energy Technology Co. Ltd., Class A	11,800	$72
Luzhou Laojiao Co. Ltd., Class A	20,000	643
Meituan, Class B*	26,200	579
NARI Technology Co. Ltd., Class A	252,180	886
NetEase, Inc.	66,100	964
PICC Property & Casualty Co. Ltd., Class H	342,000	324
Pinduoduo, Inc. ADR*	12,340	1,006
Ping An Insurance Group Co. of China Ltd., Class H	307,000	2,026
Shenzhen Inovance Technology Co. Ltd., Class A	137,692	1,380
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,200	372
Tencent Holdings Ltd.	94,200	4,004
Topsports International Holdings Ltd.	673,620	529
Trip.com Group Ltd. ADR*	47,100	1,620
Want Want China Holdings Ltd.	1,257,969	840
Yadea Group Holdings Ltd.	162,000	270
Yifeng Pharmacy Chain Co. Ltd., Class A	28,400	261
Yum China Holdings, Inc.	20,790	1,136
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	5,500	118
		34,734
Colombia – 0.3%
Ecopetrol S.A. ADR	36,160	379
Denmark – 0.2%
Novo Nordisk A/S, Class B	2,777	376
Egypt – 0.8%
Commercial International Bank Egypt S.A.E.	722,099	1,210
France – 0.5%
LVMH Moet Hennessy Louis Vuitton S.E.	1,008	732
Greece – 0.1%
OPAP S.A.	14,162	201
Hong Kong – 1.5%
AIA Group Ltd.	206,400	2,274
India – 13.3%
Apollo Hospitals Enterprise Ltd.	3,989	215
Axis Bank Ltd.	117,318	1,319
Bajaj Finance Ltd.	6,922	548
Bharat Electronics Ltd.	392,023	473

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
India – 13.3%continued
Bharti Airtel Ltd.	95,551	$929
HDFC Bank Ltd.	62,670	1,234
HDFC Bank Ltd. ADR	22,680	1,552
Hero MotoCorp Ltd.	55,052	1,823
Hindustan Unilever Ltd.	21,242	656
Housing Development Finance Corp. Ltd.	60,250	1,918
ICICI Bank Ltd.	74,789	802
Infosys Ltd.	7,142	129
Infosys Ltd. ADR	91,394	1,646
Larsen & Toubro Ltd.	13,641	343
Maruti Suzuki India Ltd.	1,933	196
Reliance Industries Ltd.	90,115	2,764
Sun Pharmaceutical Industries Ltd.	11,566	140
Tata Consultancy Services Ltd.	86,567	3,409
TVS Motor Co. Ltd.	5,722	75
Varun Beverages Ltd.	22,952	365
		20,536
Indonesia – 3.6%
Astra International Tbk PT	3,968,808	1,446
Bank Central Asia Tbk PT	2,496,500	1,369
Bank Mandiri Persero Tbk PT	1,429,900	908
Sumber Alfaria Trijaya Tbk PT	2,183,500	372
Telkom Indonesia Persero Tbk PT	5,046,700	1,216
Vale Indonesia Tbk PT*	440,000	200
		5,511
Japan – 0.0%
Inpex Corp.	6,500	69
Malaysia – 0.2%
Public Bank Bhd.	351,700	344
Mexico – 5.8%
Alfa S.A.B. de C.V., Class A	1,366,470	872
America Movil S.A.B. de C.V., Class L ADR	90,180	1,641
Arca Continental S.A.B. de C.V.	23,900	194
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	9,100	70
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	8,300	119
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	6,720	157
Grupo Financiero Banorte S.A.B. de C.V., Class O	173,300	1,247
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Mexico – 5.8%continued
Grupo Mexico S.A.B. de C.V., Class B	33,000	$116
Wal-Mart de Mexico S.A.B. de C.V.	1,290,375	4,561
		8,977
Netherlands – 0.5%
ASML Holding N.V.	920	498
Shell PLC	7,477	213
		711
Peru – 1.4%
Cia de Minas Buenaventura S.A.A. ADR	94,585	705
Credicorp Ltd.	10,457	1,418
		2,123
Poland – 0.2%
Dino Polska S.A.*	3,400	292
Russia – 0.0%
Gazprom PJSC(2) (3)	66,340	—
LUKOIL PJSC(2) (3)	9,885	—
Moscow Exchange MICEX-RTS PJSC(2) *	426,740	—
		—
Saudi Arabia – 2.6%
Al Rajhi Bank*	13,190	265
Alinma Bank	99,222	861
Etihad Etisalat Co.	36,669	339
Saudi Arabian Oil Co.	128,433	1,098
Saudi British Bank (The)	47,141	490
Saudi National Bank (The)	55,656	749
Saudi Telecom Co.	24,572	240
		4,042
Singapore – 0.5%
DBS Group Holdings Ltd.	27,700	701
South Africa – 4.8%
Anglo American PLC	13,316	521
Aspen Pharmacare Holdings Ltd.	35,685	286
Bid Corp. Ltd.	53,169	1,032
Bidvest Group (The) Ltd.	178,053	2,244
Capitec Bank Holdings Ltd.	2,486	272
Clicks Group Ltd.	38,931	619
FirstRand Ltd.	83,804	306
Shoprite Holdings Ltd.	17,643	235

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
South Africa – 4.8%continued
Standard Bank Group Ltd.	120,695	$1,192
Truworths International Ltd.	207,871	669
		7,376
South Korea – 12.0%
Amorepacific Corp.	10,424	1,143
Coupang, Inc.*	20,500	302
Hana Financial Group, Inc.	4,660	156
Hyundai Mobis Co. Ltd.	4,352	694
Hyundai Motor Co.	19,532	2,347
Korea Aerospace Industries Ltd.	9,081	368
Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,968	561
LG Chem Ltd.	999	478
LG H&H Co. Ltd.	676	389
NAVER Corp.	2,792	397
Orion Corp.	14,062	1,428
POSCO Holdings, Inc.	6,348	1,397
Samsung Biologics Co. Ltd.*	1,242	801
Samsung Electronics Co. Ltd.	142,689	6,292
Samsung SDI Co. Ltd.	3,079	1,451
Shinhan Financial Group Co. Ltd.	10,868	303
SK Hynix, Inc.	702	42
		18,549
Taiwan – 9.3%
ASPEED Technology, Inc.	1,000	55
Chailease Holding Co. Ltd.	131,000	924
CTBC Financial Holding Co. Ltd.	248,000	178
Delta Electronics, Inc.	165,000	1,537
E Ink Holdings, Inc.	61,000	319
Far EasTone Telecommunications Co. Ltd.	164,000	351
Hon Hai Precision Industry Co. Ltd.	491,796	1,598
MediaTek, Inc.	28,000	569
Realtek Semiconductor Corp.	39,000	356
Taiwan Semiconductor Manufacturing Co. Ltd.	503,400	7,337
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,669	1,093
		14,317
Thailand – 1.9%
Airports of Thailand PCL NVDR*	53,900	117
Bangkok Dusit Medical Services PCL NVDR	655,000	548
Bumrungrad Hospital PCL NVDR	118,200	722
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.5% (1)continued
Thailand – 1.9%continued
Central Pattana PCL NVDR	119,400	$244
CP ALL PCL (Registered)	408,000	804
PTT Exploration & Production PCL NVDR	102,700	524
		2,959
United Arab Emirates – 3.3%
Americana Restaurants International PLC*	302,072	244
Dubai Islamic Bank PJSC	609,097	946
Emaar Properties PJSC	1,809,368	2,880
First Abu Dhabi Bank PJSC	219,667	1,022
		5,092
United Kingdom – 0.5%
AstraZeneca PLC ADR	3,000	204
BAE Systems PLC	35,884	371
Diageo PLC	3,041	134
Reckitt Benckiser Group PLC	1,008	70
		779
United States – 2.5%
Danaher Corp.	510	136
Globant S.A.*	4,460	750
Microsoft Corp.	1,410	338
Nestle S.A. (Registered)	1,187	137
NVIDIA Corp.	590	86
Samsonite International S.A.*	136,600	357
Tenaris S.A. ADR	57,385	2,018
		3,822
Total Common Stocks
(Cost $140,634)		147,115

PARTICIPATION (EQUITY LINKED) NOTES – 0.4%
United Kingdom – 0.4%
Alinma Bank, Issued by HSBC Bank PLC, Expires 4/4/24	55,949	484
Saudi Arabian Oil Co., Issued by HSBC Bank PLC, Expires 2/28/24	14,584	125
		609
Total Participation (Equity Linked) Notes
(Cost $730)		609

PREFERRED STOCKS – 1.6% (1)
Brazil – 1.2%
Itau Unibanco Holding S.A. ADR*	395,975	1,865

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.6% (1)continued
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR, 14.90%(4)	820	$66
South Korea – 0.3%
Samsung Electronics Co. Ltd., 2.86%(4)	12,203	491
Total Preferred Stocks
(Cost $2,136)		2,422

INVESTMENT COMPANIES – 1.9%
iShares Core S&P 500 ETF	4,300	1,652
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	1,347,430	1,347
Total Investment Companies
(Cost $2,996)		2,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
U.S. Treasury Bill, 4.46%, 5/11/23(7) (8)	$990	$974
Total Short-Term Investments
(Cost $974)		974

Total Investments – 100.0%
(Cost $147,470)		154,119
Liabilities less Other Assets – (0.0%)		(41)
Net Assets – 100.0%		$154,078

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC	11/29/21-12/21/21	$301
LUKOIL PJSC	4/26/21-1/18/22	785

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	18	$863	Long	3/23	$(2)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	18.7%
Hong Kong Dollar	16.3
Korean Won	12.2
Indian Rupee	11.3
Taiwan Dollar	8.7
All other currencies less than 5%	32.8
Total Investments	100.0
Liabilities less Other Assets	(0.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$3,429	$7,428	$—	$10,857
China	6,572	28,162	—	34,734
Colombia	379	—	—	379
Egypt	1,210	—	—	1,210
India	3,198	17,338	—	20,536
Mexico	8,977	—	—	8,977
Peru	2,123	—	—	2,123
South Korea	302	18,247	—	18,549
Taiwan	1,093	13,224	—	14,317
United Arab Emirates	244	4,848	—	5,092
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
United Kingdom	$204	$575	$—	$779
United States	3,328	494	—	3,822
All Other Countries(1)	—	25,740	—	25,740
Total Common Stocks	31,059	116,056	—	147,115
Participation (Equity Linked) Notes	—	609	—	609
Preferred Stocks:
South Korea	—	491	—	491
All Other Countries(1)	1,931	—	—	1,931
Total Preferred Stocks	1,931	491	—	2,422
Investment Companies	2,999	—	—	2,999
Short-Term Investments	—	974	—	974
Total Investments	$35,989	$118,130	$—	$154,119
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$17,729	$185,899	$202,281	$59	$1,347	1,347,430
NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)
Argentina – 0.0%
YPF S.A. ADR*	18,723	$172
Australia – 1.1%
Allkem Ltd.*	59,535	452
Bank of Queensland Ltd.	51,557	242
Beach Energy Ltd.	259,566	283
Charter Hall Group	22,435	183
CSR Ltd.	54,598	174
Elders Ltd.	36,354	249
Iluka Resources Ltd.	62,966	406
Incitec Pivot Ltd.	123,931	313
JB Hi-Fi Ltd.	8,651	247
Nine Entertainment Co. Holdings Ltd.	137,974	173
OceanaGold Corp.*	125,380	239
Region RE Ltd.	114,910	212
Rio Tinto PLC	15,467	1,085
Seven Group Holdings Ltd.	18,022	257
Super Retail Group Ltd.	31,386	228
Technology One Ltd.	35,423	316
		5,059
Austria – 0.3%
ams-OSRAM A.G.*	45,665	336
Erste Group Bank A.G.	33,380	1,064
		1,400
Belgium – 0.5%
Ageas S.A./N.V.	18,925	842
Anheuser-Busch InBev S.A./N.V.	16,746	1,007
Proximus S.A.DP	18,048	174
		2,023
Brazil – 0.6%
Atacadao S.A.	69,863	195
Cia de Saneamento Basico do Estado de Sao Paulo*	54,904	587
MercadoLibre, Inc.*	1,164	985
Sitios Latinoamerica S.A.B. de C.V.*	6,633	3
Telefonica Brasil S.A.	91,554	659
Ultrapar Participacoes S.A.	167,509	403
		2,832
Burkina Faso – 0.2%
Endeavour Mining PLC	35,842	767
Canada – 4.4%
Alamos Gold, Inc., Class A	33,734	341
Alimentation Couche-Tard, Inc.	21,471	944
ARC Resources Ltd.	50,311	678
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Canada – 4.4%continued
ATS Corp.*	11,139	$346
AutoCanada, Inc.*	7,967	137
Barrick Gold Corp.	57,245	981
Boardwalk Real Estate Investment Trust	9,570	349
Cameco Corp.	18,685	424
Canadian National Railway Co.	13,177	1,565
Canadian Pacific Railway Ltd.	80,367	5,995
Canfor Corp.*	13,472	212
Celestica, Inc.*	31,141	351
Descartes Systems Group (The), Inc.*	4,127	288
Dundee Precious Metals, Inc.	40,577	195
Element Fleet Management Corp.	29,942	408
Finning International, Inc.	18,986	472
Headwater Exploration, Inc.	54,359	238
Kinross Gold Corp.	39,965	163
Laurentian Bank of Canada	7,008	167
NuVista Energy Ltd.*	21,043	194
Parex Resources, Inc.	21,467	320
Shopify, Inc., Class A*	26,271	912
Stella-Jones, Inc.	8,760	314
Thomson Reuters Corp.	22,505	2,567
TransAlta Corp.	20,516	184
Tricon Residential, Inc.	36,980	285
Vermilion Energy, Inc.	10,447	185
Whitecap Resources, Inc.	41,617	330
		19,545
China – 1.0%
Baidu, Inc., Class A*	46,455	668
Beijing Capital International Airport Co. Ltd., Class H*	664,000	486
Dongfeng Motor Group Co. Ltd., Class H	1,070,962	615
Li Ning Co. Ltd.	285,000	2,445
Tencent Holdings Ltd.	6,400	272
		4,486
Denmark – 1.8%
Bavarian Nordic A/S*	5,656	173
DSV A/S	11,255	1,785
ISS A/S*	11,583	245
Jyske Bank A/S (Registered)*	5,241	341
Novo Nordisk A/S, Class B	41,338	5,597
		8,141

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Finland – 0.6%
Konecranes OYJ	7,715	$238
Nokia OYJ	234,043	1,087
TietoEVRY OYJ	10,493	299
Valmet OYJ	14,602	395
Wartsila OYJ Abp	90,482	765
		2,784
France – 9.9%
Air Liquide S.A.	12,041	1,713
Alstom S.A.	82,192	2,018
Arkema S.A.	3,702	334
AXA S.A.	130,798	3,645
BNP Paribas S.A.	37,606	2,140
Carrefour S.A.	111,635	1,868
Cie de Saint-Gobain	30,630	1,504
Danone S.A.	45,743	2,410
Dassault Aviation S.A.	3,109	527
Dassault Systemes S.E.	10,229	369
Edenred	5,505	300
Eiffage S.A.	5,608	553
Elis S.A.	21,157	313
Engie S.A.	121,220	1,736
Ipsen S.A.	1,946	210
Kering S.A.	1,979	1,013
Klepierre S.A.*	18,037	417
La Francaise des Jeux S.A.E.M.(2)	6,878	276
LVMH Moet Hennessy Louis Vuitton S.E.	7,014	5,095
Nexans S.A.	3,110	282
Nexity S.A.	8,810	246
Orange S.A.	92,406	919
Pernod Ricard S.A.	19,974	3,926
Renault S.A.*	30,276	1,009
Rexel S.A.*	34,734	688
Sanofi	19,462	1,883
Societe Generale S.A.	44,748	1,123
SOITEC*	1,717	283
Sopra Steria Group S.A.CA	2,462	372
SPIE S.A.	13,818	360
Technip Energies N.V.	11,440	180
TotalEnergies S.E.	63,142	3,941
Valeo	20,488	365
Vallourec S.A.*	30,395	401
Vinci S.A.	12,478	1,246
		43,665
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Germany – 5.3%
adidas A.G.	11,387	$1,555
AIXTRON S.E.	11,639	336
Aurubis A.G.	3,435	281
Bayer A.G. (Registered)	24,175	1,248
Bechtle A.G.	8,624	305
CECONOMY A.G.	59,148	117
Continental A.G.	9,619	575
CTS Eventim A.G. & Co. KGaA*	4,371	279
Daimler Truck Holding A.G.*	42,696	1,323
Deutsche Pfandbriefbank A.G.	31,662	246
Deutsche Telekom A.G. (Registered)	93,849	1,872
Encavis A.G.	11,717	232
Freenet A.G.	13,233	289
Fresenius S.E. & Co. KGaA	40,367	1,136
GEA Group A.G.	8,837	361
Gerresheimer A.G.	5,179	348
HeidelbergCement A.G.	23,170	1,322
HUGO BOSS A.G.	5,411	314
LANXESS A.G.	5,796	234
Mercedes-Benz Group A.G.	12,444	817
Rheinmetall A.G.	1,202	239
RTL Group S.A.	11,382	480
RWE A.G.	30,968	1,377
SAP S.E.	47,608	4,913
Siemens A.G. (Registered)	1,029	143
Siemens Healthineers A.G.(2)	52,181	2,610
United Internet A.G. (Registered)	9,000	182
VERBIO Vereinigte BioEnergie A.G.	2,920	189
Vitesco Technologies Group A.G.*	4,328	251
		23,574
Hong Kong – 2.0%
AIA Group Ltd.	280,711	3,093
ASMPT Ltd.	24,100	172
China High Precision Automation Group Ltd.(3) *	982,000	—
CK Asset Holdings Ltd.	157,441	969
Hysan Development Co. Ltd.	73,000	235
Melco Resorts & Entertainment Ltd. ADR*	19,248	221
Pacific Basin Shipping Ltd.	643,000	217
Prudential PLC	245,525	3,323

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Hong Kong – 2.0%continued
United Laboratories International Holdings (The) Ltd.	206,000	$129
WH Group Ltd.(2)	855,383	498
		8,857
India – 0.9%
HDFC Bank Ltd.	42,300	833
ICICI Bank Ltd. ADR	148,314	3,246
		4,079
Indonesia – 0.2%
Bank Mandiri Persero Tbk PT	1,074,717	683
Ireland – 1.0%
AIB Group PLC	179,248	697
Bank of Ireland Group PLC	71,469	678
Bank of Ireland Group PLC	90,224	851
Dalata Hotel Group PLC*	59,311	207
Glanbia PLC	24,636	314
Ryanair Holdings PLC ADR*	21,992	1,644
		4,391
Israel – 0.1%
Perion Network Ltd.*	18,589	470
Italy – 3.9%
Assicurazioni Generali S.p.A.	56,274	999
Banco BPM S.p.A.	87,828	314
BPER Banca	261,991	537
Buzzi Unicem S.p.A.	14,030	271
Coca-Cola HBC A.G. - CDI*	10,110	241
Enel S.p.A.	500,374	2,691
Eni S.p.A.	135,891	1,941
Ferrari N.V. (New York Exchange)	20,015	4,282
Iren S.p.A.	113,455	179
Leonardo S.p.A.	20,984	181
Reply S.p.A.	3,206	369
UniCredit S.p.A.	370,212	5,265
		17,270
Japan – 12.5%
AEON Financial Service Co. Ltd.	25,100	267
Alfresa Holdings Corp.	30,843	394
Alps Alpine Co. Ltd.	63,769	581
Amada Co. Ltd.	22,860	178
Asics Corp.	8,100	180
BayCurrent Consulting, Inc.	9,000	281
Benesse Holdings, Inc.	2,287	35
CKD Corp.	15,600	223
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Japan – 12.5%continued
Daido Steel Co. Ltd.	6,800	$222
Daihen Corp.	6,300	184
Dai-ichi Life Holdings, Inc.	57,359	1,303
DeNA Co. Ltd.	29,250	390
Ebara Corp.	6,200	222
Eiken Chemical Co. Ltd.	15,000	195
Eisai Co. Ltd.	6,006	393
FANUC Corp.	16,600	2,477
Fuji Media Holdings, Inc.	19,440	159
Fuji Soft, Inc.	4,600	265
Fujikura Ltd.	41,000	311
FULLCAST Holdings Co. Ltd.	10,500	226
Fuyo General Lease Co. Ltd.	3,100	202
H.U. Group Holdings, Inc.	12,800	279
Hakuhodo DY Holdings, Inc.	24,270	246
Hino Motors Ltd.*	110,284	423
Honda Motor Co. Ltd.	65,951	1,508
INFRONEER Holdings, Inc.*	34,200	259
Inpex Corp.	71,678	765
Internet Initiative Japan, Inc.	28,800	537
Invincible Investment Corp.	595	230
Isuzu Motors Ltd.	75,414	881
J Front Retailing Co. Ltd.	29,700	271
Japan Airlines Co. Ltd.*	31,683	650
Jeol Ltd.	4,800	129
JGC Holdings Corp.	57,480	727
Kaneka Corp.	11,500	285
Kenedix Office Investment Corp.	84	204
Keyence Corp.	8,420	3,296
Kirin Holdings Co. Ltd.	47,573	729
Komeri Co. Ltd.	9,400	195
Lasertec Corp.	15,100	2,508
Makita Corp.	37,247	872
Mebuki Financial Group, Inc.	86,500	220
Mitsubishi Estate Co. Ltd.	70,310	910
Mitsubishi UFJ Financial Group, Inc.	242,054	1,633
Morinaga Milk Industry Co. Ltd.	4,700	179
MS&AD Insurance Group Holdings, Inc.	36,155	1,157
Murata Manufacturing Co. Ltd.	25,800	1,294
NET One Systems Co. Ltd.	8,600	224
Nextage Co. Ltd.	9,400	181
Nichicon Corp.	22,200	205
Nikon Corp.	46,996	417

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Japan – 12.5%continued
Nippon Accommodations Fund, Inc.	46	$211
Nippon Electric Glass Co. Ltd.	10,500	187
Nippon Television Holdings, Inc.	36,302	288
Nissan Motor Co. Ltd.	218,708	688
Nissui Corp.	48,000	201
Nomura Holdings, Inc.	81,433	303
Ono Pharmaceutical Co. Ltd.	41,118	962
Organo Corp.	8,800	196
Rengo Co. Ltd.	53,400	367
Resona Holdings, Inc.	252,267	1,386
Resorttrust, Inc.	13,900	248
Rinnai Corp.	3,400	255
Sankyo Co. Ltd.	7,400	303
Sankyu, Inc.	5,900	215
Sanwa Holdings Corp.	21,800	201
Sawai Group Holdings Co. Ltd.	6,100	190
Shimamura Co. Ltd.	3,000	299
Shinko Electric Industries Co. Ltd.	19,000	479
Stanley Electric Co. Ltd.	33,349	634
Starts Corp., Inc.	9,200	181
Subaru Corp.	50,832	780
Sumitomo Electric Industries Ltd.	80,443	912
Sumitomo Forestry Co. Ltd.	10,500	187
Sumitomo Heavy Industries Ltd.	23,943	478
Sumitomo Mitsui Financial Group, Inc.	62,261	2,509
Sumitomo Mitsui Trust Holdings, Inc.	31,457	1,098
Sumitomo Rubber Industries Ltd.	45,951	403
Suzuken Co. Ltd.	9,900	268
T&D Holdings, Inc.	117,621	1,693
Taiheiyo Cement Corp.	23,671	368
Takeda Pharmaceutical Co. Ltd.	87,202	2,724
Takeuchi Manufacturing Co. Ltd.	11,200	246
TechnoPro Holdings, Inc.	10,800	286
THK Co. Ltd.	31,886	602
Tokyo Electron Ltd.	2,600	772
Tokyo Ohka Kogyo Co. Ltd.	5,800	261
Tokyo Seimitsu Co. Ltd.	6,200	201
Tokyo Tatemono Co. Ltd.	15,900	192
Tokyotokeiba Co. Ltd.	5,900	170
Toyo Suisan Kaisha Ltd.	5,300	205
Toyo Tire Corp.	23,300	263
Tsuruha Holdings, Inc.	8,517	662
Ushio, Inc.	19,100	234
Visional, Inc.*	2,600	173
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Japan – 12.5%continued
West Holdings Corp.	6,500	$215
Yamato Holdings Co. Ltd.	62,410	992
Zenkoku Hosho Co. Ltd.	5,700	218
Zeon Corp.	21,400	215
		55,223
Luxembourg – 0.1%
ArcelorMittal S.A.	10,134	265
Macau – 0.3%
Sands China Ltd.*	350,400	1,161
Malaysia – 0.1%
CIMB Group Holdings Bhd.	459,407	605
Netherlands – 5.4%
ABN AMRO Bank N.V. - C.V.A.	105,907	1,463
Adyen N.V.(2) *	2,337	3,234
Akzo Nobel N.V.	26,394	1,761
ASM International N.V.	9,002	2,279
ASML Holding N.V.	2,790	1,510
ASML Holding N.V. (Registered)	5,777	3,157
ASR Nederland N.V.	10,350	491
BE Semiconductor Industries N.V.	3,614	219
Fugro N.V.*	22,589	271
IMCD N.V.	1,210	173
ING Groep N.V.	226,461	2,763
Koninklijke Philips N.V.	152,790	2,293
OCI N.V.	8,789	314
Pharming Group N.V.*	183,285	212
PostNL N.V.	41,802	76
Shell PLC	126,194	3,586
VEON Ltd. ADR*	172,707	85
		23,887
Nigeria – 0.0%
Airtel Africa PLC	137,429	186
Norway – 0.1%
Norsk Hydro ASA	22,599	169
Sparebanken Vest	17,270	163
		332
Russia – 0.0%
Gazprom PJSC ADR(3) (4) *	54,380	—
LUKOIL PJSC ADR(3) (4) *	4,766	—

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Russia – 0.0%continued
Mobile TeleSystems PJSC ADR(3) (4) *	64,508	$—
Sberbank of Russia PJSC (NASDAQ Exchange)(3) (4) *	186,456	—
		—
Singapore – 0.2%
Frasers Logistics & Commercial Trust	325,900	282
Sembcorp Industries Ltd.	180,500	454
		736
South Africa – 0.4%
Anglo American PLC	27,563	1,078
MTN Group Ltd.	19,924	149
Old Mutual Ltd.	612,681	377
		1,604
South Korea – 2.7%
Coway Co. Ltd.	15,990	710
Daeduck Electronics Co. Ltd./New	12,767	193
Dentium Co. Ltd.	3,808	303
Hankook Tire & Technology Co. Ltd.	14,676	364
HK inno N Corp.	6,555	194
Hyundai Mobis Co. Ltd.	5,030	802
JYP Entertainment Corp.	6,131	331
KB Financial Group, Inc.	34,990	1,333
KT Corp. ADR	80,732	1,090
LEENO Industrial, Inc.	1,862	231
LG Innotek Co. Ltd.	1,216	246
Lotte Chilsung Beverage Co. Ltd.	1,944	272
LOTTE Fine Chemical Co. Ltd.	3,994	180
Osstem Implant Co. Ltd.	2,675	294
Samsung Electronics Co. Ltd.	59,245	2,613
Samsung Engineering Co. Ltd.*	18,491	327
Shinhan Financial Group Co. Ltd.	44,155	1,230
SK Hynix, Inc.	19,506	1,174
Youngone Corp.	5,955	220
		12,107
Spain – 2.2%
Acerinox S.A.	29,198	288
Aena S.M.E. S.A.*	11,512	1,450
Amadeus IT Group S.A.*	64,516	3,327
Applus Services S.A.	25,367	175
Bankinter S.A.	70,700	474
CaixaBank S.A.	246,497	967
Cia de Distribucion Integral Logista Holdings S.A.	14,407	364
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Spain – 2.2%continued
Corp. ACCIONA Energias Renovables S.A.	6,231	$241
Iberdrola S.A.	79,239	927
Industria de Diseno Textil S.A.	52,625	1,401
Merlin Properties Socimi S.A.	31,687	299
		9,913
Sweden – 2.6%
Atlas Copco AB, Class A	164,502	1,948
Avanza Bank Holding AB	11,285	243
Cibus Nordic Real Estate AB	10,778	148
Evolution AB	58,513	5,715
Hexatronic Group AB	12,005	163
Loomis AB	5,952	163
SKF AB, Class B	68,786	1,053
Swedbank AB, Class A	57,854	983
Telefonaktiebolaget LM Ericsson, Class B	127,693	748
Trelleborg AB, Class B	11,840	274
Wihlborgs Fastigheter AB	25,038	189
		11,627
Switzerland – 5.3%
Adecco Group A.G. (Registered)	31,510	1,036
Alcon, Inc.	55,721	3,827
Bucher Industries A.G. (Registered)	929	387
Cie Financiere Richemont S.A., Class A (Registered)	5,118	662
Galenica A.G.	5,116	418
Julius Baer Group Ltd.	6,668	388
Lonza Group A.G. (Registered)	3,672	1,807
Novartis A.G. (Registered)	47,657	4,317
OC Oerlikon Corp. A.G. (Registered)	24,942	164
PSP Swiss Property A.G. (Registered)	4,057	477
Siegfried Holding A.G. (Registered)*	388	258
Sika A.G. (Registered)	14,994	3,618
Sulzer A.G. (Registered)	3,687	288
Swatch Group (The) A.G. (Bearer)	3,946	1,120
Swissquote Group Holding S.A. (Registered)	1,916	279
Tecan Group A.G. (Registered)	854	383
Temenos A.G. (Registered)	14,300	790
UBS Group A.G. (Registered)	107,462	2,003
Vontobel Holding A.G. (Registered)	3,943	262
Zurich Insurance Group A.G.	1,914	915
		23,399

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
Taiwan – 0.3%
Catcher Technology Co. Ltd.	101,197	$556
Hon Hai Precision Industry Co. Ltd.	194,575	632
		1,188
Thailand – 0.2%
Kasikornbank PCL (Registered)	62,720	267
Kasikornbank PCL NVDR	186,266	791
		1,058
Turkey – 0.1%
Turk Telekomunikasyon A.S.	201,204	264
Turkcell Iletisim Hizmetleri A.S.	119,708	243
		507
United Kingdom – 11.9%
4imprint Group PLC	4,951	254
Abcam PLC ADR*	19,733	307
AstraZeneca PLC	44,587	6,051
Babcock International Group PLC*	110,484	377
Balfour Beatty PLC	62,480	254
Barclays PLC	1,074,119	2,065
Berkeley Group Holdings PLC	14,115	643
BP PLC	642,321	3,735
British American Tobacco PLC	18,433	731
British Land (The) Co. PLC	93,170	446
BT Group PLC	449,572	611
Bunzl PLC	35,214	1,175
Compass Group PLC	78,661	1,818
Computacenter PLC	14,008	324
Cranswick PLC	5,483	204
CVS Group PLC	12,504	293
Drax Group PLC	29,351	250
easyJet PLC*	156,467	615
Experian PLC	161,593	5,501
Future PLC	12,495	192
Harbour Energy PLC	54,734	202
IG Group Holdings PLC	27,749	263
IMI PLC	12,345	192
Inchcape PLC	36,079	356
J Sainsbury PLC	241,883	635
Kingfisher PLC	140,149	401
Land Securities Group PLC	63,997	481
Linde PLC	7,967	2,605
LondonMetric Property PLC	102,132	213
Man Group PLC/Jersey	92,387	239
Marks & Spencer Group PLC*	221,102	328
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
United Kingdom – 11.9%continued
OSB Group PLC	64,190	$371
Playtech PLC*	34,426	211
QinetiQ Group PLC	54,721	236
Reckitt Benckiser Group PLC	39,014	2,714
Redrow PLC	31,886	175
RELX PLC	32,180	892
RELX PLC	37,371	1,031
Rolls-Royce Holdings PLC*	3,201,513	3,584
RS GROUP PLC	26,558	288
Safestore Holdings PLC	31,378	359
Sage Group (The) PLC	329,950	2,963
Savills PLC	16,105	161
Serco Group PLC	175,338	328
Spirent Communications PLC	79,399	250
Standard Chartered PLC	211,920	1,591
Tate & Lyle PLC	24,265	208
Tritax Big Box REIT PLC	117,380	197
Unilever PLC	73,614	3,714
Virgin Money UK PLC	108,273	238
Watches of Switzerland Group PLC*	15,830	157
WPP PLC	125,907	1,250
		52,679
United States – 15.0%
Accenture PLC, Class A	20,478	5,464
Aon PLC, Class A	30,398	9,124
Atlassian Corp., Class A*	23,700	3,050
BRP, Inc.	7,911	603
CSL Ltd.	25,772	5,025
EPAM Systems, Inc.*	10,378	3,401
Ferguson PLC	19,379	2,448
Globant S.A.*	4,530	762
GSK PLC	135,029	2,348
Holcim A.G.*	22,378	1,154
ICON PLC*	37,401	7,265
Inmode Ltd.*	8,841	316
International Game Technology PLC	12,834	291
Lululemon Athletica, Inc.*	7,861	2,519
Medtronic PLC	24,644	1,915
Mettler-Toledo International, Inc.*	2,005	2,898
Nestle S.A. (Registered)	32,182	3,717
ResMed, Inc.	10,909	2,270
Roche Holding A.G. (Genusschein)	7,030	2,209
Schneider Electric S.E.	27,530	3,872
Signify N.V.	11,842	399

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.2% (1)continued
United States – 15.0%continued
Sinch AB*	60,779	$222
STERIS PLC	16,883	3,118
Waste Connections, Inc.	17,583	2,331
		66,721
Total Common Stocks
(Cost $363,884)		413,396

PREFERRED STOCKS – 0.4% (1)
Brazil – 0.2%
Banco Bradesco S.A. ADR*	300,555	866
Germany – 0.2%
Henkel A.G. & Co. KGaA, 2.84%(5)	11,950	832
Total Preferred Stocks
(Cost $1,744)		1,698

INVESTMENT COMPANIES – 5.1%
iShares Core MSCI EAFE ETF	6,930	427
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(6) (7)	21,790,900	21,791
Vanguard FTSE Developed Markets ETF	10,064	422
Total Investment Companies
(Cost $22,607)		22,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
U.S. Treasury Bill, 4.46%, 5/11/23(8) (9)	$4,460	$4,388
Total Short-Term Investments
(Cost $4,388)		4,388

Total Investments – 99.7%
(Cost $392,623)		442,122
Other Assets less Liabilities – 0.3%		1,507
Net Assets – 100.0%		$443,629

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
LUKOIL PJSC ADR	9/27/17-2/9/22	254
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498
Sberbank of Russia PJSC (NASDAQ Exchange)	1/3/19-11/25/20	625

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2022 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	166	$16,180	Long	3/23	$(45)

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	28.9%
United States Dollar	20.6
British Pound	14.4
Japanese Yen	12.4
Swiss Franc	6.9
All other currencies less than 5%	16.5
Total Investments	99.7
Other Assets less Liabilities	0.3
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$172	$—	$—	$172
Australia	239	4,820	—	5,059
Brazil	988	1,844	—	2,832
Burkina Faso	767	—	—	767
Canada	19,545	—	—	19,545
Hong Kong	221	8,636	—	8,857
India	3,246	833	—	4,079
Ireland	1,644	2,747	—	4,391
Israel	470	—	—	470
Netherlands	3,242	20,645	—	23,887
South Korea	1,090	11,017	—	12,107
United Kingdom	2,912	49,767	—	52,679
United States	45,327	21,394	—	66,721
All Other Countries(1)	—	211,830	—	211,830
Total Common Stocks	79,863	333,533	—	413,396
Preferred Stocks:
Brazil	866	—	—	866
Germany	—	832	—	832
Total Preferred Stocks	866	832	—	1,698
Investment Companies	22,640	—	—	22,640
Short-Term Investments	—	4,388	—	4,388
Total Investments	$103,369	$338,753	$—	$442,122
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(45)	$—	$—	$(45)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$35,464	$206,379	$220,052	$221	$21,791	21,790,900
NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)
Australia – 0.1%
AngloGold Ashanti Ltd.	81,567	$1,585
Brazil – 3.8%
Ambev S.A.*	922,160	2,536
Americanas S.A.*	114,707	209
Atacadao S.A.	131,600	368
B3 S.A. - Brasil Bolsa Balcao	1,190,295	2,976
Banco Bradesco S.A.*	319,377	816
Banco BTG Pactual S.A.*	227,100	1,029
Banco do Brasil S.A.	165,844	1,089
Banco Santander Brasil S.A.	70,236	379
BB Seguridade Participacoes S.A.	140,501	892
BRF S.A.*	131,620	205
CCR S.A.	231,100	473
Centrais Eletricas Brasileiras S.A.	234,900	1,874
Cia de Saneamento Basico do Estado de Sao Paulo*	67,471	722
Cia Siderurgica Nacional S.A.	125,790	343
Cosan S.A.	238,788	782
CPFL Energia S.A.	42,900	269
Energisa S.A.	36,200	303
Engie Brasil Energia S.A.	39,747	284
Equatorial Energia S.A.	196,770	1,032
Hapvida Participacoes e Investimentos S.A.*	892,384	858
Hypera S.A.*	78,358	671
Klabin S.A.	147,041	556
Localiza Rent a Car S.A.	144,785	1,458
Lojas Renner S.A.*	198,846	749
Magazine Luiza S.A.*	634,700	326
Natura & Co. Holding S.A.	186,201	404
Petro Rio S.A.*	139,700	989
Petroleo Brasileiro S.A.	726,234	3,869
Raia Drogasil S.A.	206,392	928
Rede D'Or Sao Luiz S.A.*	115,200	645
Rumo S.A.	250,394	882
Sendas Distribuidora S.A.	184,200	679
Suzano S.A.	146,185	1,357
Telefonica Brasil S.A.	99,673	717
TIM S.A.*	172,595	404
TOTVS S.A.*	100,555	523
Ultrapar Participacoes S.A.	146,448	352
Vale S.A.	746,213	12,674
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Brazil – 3.8%continued
Vibra Energia S.A.	224,600	$662
WEG S.A.	327,748	2,387
		48,671
Cayman Islands – 0.0%
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
Chile – 0.4%
Banco de Chile	8,754,549	908
Banco de Credito e Inversiones S.A.	10,201	293
Banco Santander Chile	12,755,062	511
Cencosud S.A.	293,079	482
Cia Cervecerias Unidas S.A.	23,204	155
Cia Sud Americana de Vapores S.A.	3,271,831	258
Empresas CMPC S.A.	214,023	357
Empresas Copec S.A.	74,859	559
Enel Americas S.A.	4,187,409	560
Enel Chile S.A.	5,246,218	241
Falabella S.A.	158,562	309
		4,633
China – 30.8%
360 DigiTech, Inc. ADR	21,969	447
360 Security Technology, Inc., Class A	44,900	42
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,100	63
3peak, Inc., Class A	1,475	58
3SBio, Inc.	297,500	315
AAC Technologies Holdings, Inc.*	152,500	349
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	7,398	104
AECC Aero-Engine Control Co. Ltd., Class A	19,700	73
AECC Aviation Power Co. Ltd., Class A	34,100	207
Agricultural Bank of China Ltd., Class A	996,900	417
Agricultural Bank of China Ltd., Class H	5,748,367	1,974
Aier Eye Hospital Group Co. Ltd., Class A	80,271	359
Air China Ltd., Class A*	71,100	108
Air China Ltd., Class H*	350,705	312
Airtac International Group	27,765	840
Alibaba Group Holding Ltd.*	2,893,480	31,947
Alibaba Health Information Technology Ltd.*	944,000	793
Aluminum Corp. of China Ltd., Class A	145,900	94
Aluminum Corp. of China Ltd., Class H	819,435	346

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Amlogic Shanghai Co. Ltd., Class A*	6,175	$63
Angel Yeast Co. Ltd., Class A	9,100	59
Anhui Conch Cement Co. Ltd., Class A	47,700	188
Anhui Conch Cement Co. Ltd., Class H	237,575	824
Anhui Gujing Distillery Co. Ltd., Class A	5,300	203
Anhui Gujing Distillery Co. Ltd., Class B	22,400	358
Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,280	43
Anhui Kouzi Distillery Co. Ltd., Class A	9,600	80
Anhui Yingjia Distillery Co. Ltd., Class A	9,500	86
Anjoy Foods Group Co. Ltd., Class A	4,100	96
ANTA Sports Products Ltd.	238,432	3,126
Apeloa Pharmaceutical Co. Ltd., Class A	9,400	29
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	11,600	45
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,340	92
Autohome, Inc. ADR	14,608	447
Avary Holding Shenzhen Co. Ltd., Class A	23,000	91
AVIC Electromechanical Systems Co. Ltd., Class A	56,100	81
AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	60
AviChina Industry & Technology Co. Ltd., Class H	496,313	223
AVICOPTER PLC, Class A(2)	9,300	62
Baidu, Inc., Class A*	430,382	6,186
Bank of Beijing Co. Ltd., Class A	267,900	166
Bank of Changsha Co. Ltd., Class A	50,200	49
Bank of Chengdu Co. Ltd., Class A	35,500	78
Bank of China Ltd., Class A	427,900	194
Bank of China Ltd., Class H	15,504,652	5,642
Bank of Communications Co. Ltd., Class A	447,500	305
Bank of Communications Co. Ltd., Class H	1,727,117	990
Bank of Hangzhou Co. Ltd., Class A	60,620	114
Bank of Jiangsu Co. Ltd., Class A	156,344	164
Bank of Nanjing Co. Ltd., Class A	129,396	194
Bank of Ningbo Co. Ltd., Class A	76,250	356
Bank of Shanghai Co. Ltd., Class A	168,471	143
Bank of Suzhou Co. Ltd., Class A	26,200	29
Baoshan Iron & Steel Co. Ltd., Class A	238,696	192
BBMG Corp., Class A	139,100	51
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
BeiGene Ltd.*	120,134	$2,052
Beijing Capital International Airport Co. Ltd., Class H*	392,000	287
Beijing Dabeinong Technology Group Co. Ltd., Class A*	40,700	52
Beijing Easpring Material Technology Co. Ltd., Class A	6,500	53
Beijing Enlight Media Co. Ltd., Class A	44,100	55
Beijing Enterprises Holdings Ltd.	93,271	299
Beijing Enterprises Water Group Ltd.	833,886	214
Beijing Kingsoft Office Software, Inc., Class A	5,789	220
Beijing New Building Materials PLC, Class A	20,100	75
Beijing Originwater Technology Co. Ltd., Class A	56,200	38
Beijing Shiji Information Technology Co. Ltd., Class A	13,600	29
Beijing Tongrentang Co. Ltd., Class A	17,800	114
Beijing United Information Technology Co. Ltd., Class A	5,655	72
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,970	145
Beijing Yanjing Brewery Co. Ltd., Class A	47,400	72
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,400	35
Bethel Automotive Safety Systems Co. Ltd., Class A	5,800	67
Betta Pharmaceuticals Co. Ltd., Class A	6,800	48
Bilibili, Inc., Class Z*	35,731	851
Bloomage Biotechnology Corp. Ltd., Class A	4,950	96
BOC International China Co. Ltd., Class A	28,600	44
BOE Technology Group Co. Ltd., Class A	382,200	185
Bosideng International Holdings Ltd.	632,000	300
BTG Hotels Group Co. Ltd., Class A	18,600	66
BYD Co. Ltd., Class A	21,100	780
BYD Co. Ltd., Class H	161,199	3,964
BYD Electronic International Co. Ltd.	136,500	439
By-health Co. Ltd., Class A	15,100	50
C&D International Investment Group Ltd.	116,000	338
Caitong Securities Co. Ltd., Class A	17,410	18

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
CECEP Solar Energy Co. Ltd., Class A	45,600	$48
CECEP Wind-Power Corp., Class A	100,620	55
CGN Power Co. Ltd., Class H	2,042,000	485
Chacha Food Co. Ltd., Class A	3,900	28
Changchun High & New Technology Industry Group, Inc., Class A	5,100	122
Changjiang Securities Co. Ltd., Class A	31,200	24
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,200	77
Chaozhou Three-Circle Group Co. Ltd., Class A	15,200	67
Chengtun Mining Group Co. Ltd., Class A	38,900	33
Chengxin Lithium Group Co. Ltd., Class A	8,300	45
China Baoan Group Co. Ltd., Class A	38,400	67
China Cinda Asset Management Co. Ltd., Class H	1,609,000	223
China CITIC Bank Corp. Ltd., Class H	1,756,286	779
China Coal Energy Co. Ltd., Class H	396,000	321
China Communications Services Corp. Ltd., Class H	523,035	190
China Conch Venture Holdings Ltd.	320,000	690
China Construction Bank Corp., Class A	102,900	83
China Construction Bank Corp., Class H	18,768,693	11,760
China CSSC Holdings Ltd., Class A	57,000	183
China Eastern Airlines Corp. Ltd., Class A*	145,900	116
China Energy Engineering Corp. Ltd., Class A	430,300	142
China Everbright Bank Co. Ltd., Class A	464,200	205
China Everbright Bank Co. Ltd., Class H	561,000	171
China Everbright Environment Group Ltd.	657,629	292
China Evergrande Group(2) *	1,126,411	23
China Feihe Ltd.	685,000	577
China Galaxy Securities Co. Ltd., Class A	25,800	34
China Galaxy Securities Co. Ltd., Class H	697,500	341
China Gas Holdings Ltd.	583,495	842
China Great Wall Securities Co. Ltd., Class A	36,100	43
China Greatwall Technology Group Co. Ltd., Class A	30,000	44
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
China Hongqiao Group Ltd.	435,000	$407
China International Capital Corp. Ltd., Class A	15,200	83
China International Capital Corp. Ltd., Class H	296,000	565
China Jinmao Holdings Group Ltd.	1,021,791	218
China Jushi Co. Ltd., Class A	51,222	101
China Lesso Group Holdings Ltd.	196,000	204
China Life Insurance Co. Ltd., Class A	35,600	190
China Life Insurance Co. Ltd., Class H	1,462,544	2,511
China Literature Ltd.*	77,800	299
China Longyuan Power Group Corp. Ltd., Class H	661,473	809
China Medical System Holdings Ltd.	265,000	417
China Meheco Co. Ltd., Class A	22,960	57
China Meidong Auto Holdings Ltd.	114,000	233
China Mengniu Dairy Co. Ltd.*	614,870	2,766
China Merchants Bank Co. Ltd., Class A	244,479	1,311
China Merchants Bank Co. Ltd., Class H	761,933	4,224
China Merchants Energy Shipping Co. Ltd., Class A	111,600	90
China Merchants Port Holdings Co. Ltd.	261,907	382
China Merchants Securities Co. Ltd., Class A	83,410	160
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,300	171
China Minsheng Banking Corp. Ltd., Class A	398,440	198
China Minsheng Banking Corp. Ltd., Class H	1,200,654	415
China National Building Material Co. Ltd., Class H	746,000	613
China National Chemical Engineering Co. Ltd., Class A	73,800	84
China National Nuclear Power Co. Ltd., Class A	233,298	201
China National Software & Service Co. Ltd., Class A	8,000	67
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,900	169
China Oilfield Services Ltd., Class H	368,757	447
China Overseas Land & Investment Ltd.	747,695	1,974
China Overseas Property Holdings Ltd.	230,000	239
China Pacific Insurance Group Co. Ltd., Class A	71,100	251

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
China Pacific Insurance Group Co. Ltd., Class H	514,737	$1,137
China Petroleum & Chemical Corp., Class A	395,000	248
China Petroleum & Chemical Corp., Class H	4,980,628	2,407
China Power International Development Ltd.	1,019,000	428
China Railway Group Ltd., Class A	257,500	206
China Railway Group Ltd., Class H	811,827	429
China Railway Signal & Communication Corp. Ltd., Class A	110,341	76
China Rare Earth Resources And Technology Co. Ltd., Class A*	14,300	67
China Resources Beer Holdings Co. Ltd.	316,948	2,215
China Resources Cement Holdings Ltd.	456,000	239
China Resources Gas Group Ltd.	180,558	672
China Resources Land Ltd.	627,432	2,850
China Resources Microelectronics Ltd., Class A	12,584	95
China Resources Mixc Lifestyle Services Ltd.	133,200	677
China Resources Pharmaceutical Group Ltd.	318,000	258
China Resources Power Holdings Co. Ltd.	379,735	777
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,200	102
China Ruyi Holdings Ltd.*	976,000	241
China Shenhua Energy Co. Ltd., Class A	73,100	289
China Shenhua Energy Co. Ltd., Class H	665,136	1,915
China Southern Airlines Co. Ltd., Class A*	149,900	164
China Southern Airlines Co. Ltd., Class H*	324,530	211
China State Construction Engineering Corp. Ltd., Class A	481,980	376
China State Construction International Holdings Ltd.	413,600	463
China Taiping Insurance Holdings Co. Ltd.	273,304	340
China Three Gorges Renewables Group Co. Ltd., Class A	320,300	260
China Tourism Group Duty Free Corp. Ltd., Class A	22,900	712
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
China Tourism Group Duty Free Corp. Ltd., Class H*	13,800	$407
China Tower Corp. Ltd., Class H	8,596,000	925
China Traditional Chinese Medicine Holdings Co. Ltd.	522,000	237
China United Network Communications Ltd., Class A	383,100	247
China Vanke Co. Ltd., Class A	107,800	281
China Vanke Co. Ltd., Class H	330,272	662
China Yangtze Power Co. Ltd., Class A	264,300	797
China Zhenhua Group Science & Technology Co. Ltd., Class A	5,900	97
China Zheshang Bank Co. Ltd., Class A*	194,100	82
Chinasoft International Ltd.*	534,000	465
Chongqing Brewery Co. Ltd., Class A	5,300	97
Chongqing Changan Automobile Co. Ltd., Class A	108,268	192
Chongqing Fuling Zhacai Group Co. Ltd., Class A	7,500	28
Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	69
Chongqing Zhifei Biological Products Co. Ltd., Class A	19,300	244
Chow Tai Fook Jewellery Group Ltd.	390,400	796
CITIC Ltd.	1,138,803	1,202
CITIC Securities Co. Ltd., Class A	150,345	431
CITIC Securities Co. Ltd., Class H	401,400	812
CMOC Group Ltd., Class A	236,400	155
CMOC Group Ltd., Class H	690,000	318
CNGR Advanced Material Co. Ltd., Class A	4,002	38
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	44,225	39
Contemporary Amperex Technology Co. Ltd., Class A	28,600	1,619
COSCO SHIPPING Development Co. Ltd., Class A	118,200	41
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	35,700	62
COSCO SHIPPING Holdings Co. Ltd., Class A	139,880	207
COSCO SHIPPING Holdings Co. Ltd., Class H	622,150	635
COSCO SHIPPING Ports Ltd.	345,886	275
Country Garden Holdings Co. Ltd.	2,410,886	814

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Country Garden Services Holdings Co. Ltd.	425,000	$1,052
CRRC Corp. Ltd., Class A	262,000	193
CRRC Corp. Ltd., Class H	821,000	330
CSC Financial Co. Ltd., Class A	53,600	183
CSPC Pharmaceutical Group Ltd.	1,745,360	1,834
Daan Gene Co. Ltd., Class A	24,160	54
Dajin Heavy Industry Co. Ltd., Class A	10,500	63
Dali Foods Group Co. Ltd.	403,500	184
Daqin Railway Co. Ltd., Class A	194,400	187
Daqo New Energy Corp. ADR*	11,628	449
DaShenLin Pharmaceutical Group Co. Ltd., Class A	14,244	81
Datang International Power Generation Co. Ltd., Class A*	57,100	23
DHC Software Co. Ltd., Class A	8,000	7
Do-Fluoride New Materials Co. Ltd., Class A	11,200	54
Dong-E-E-Jiao Co. Ltd., Class A	11,200	66
Dongfang Electric Corp. Ltd., Class A	31,200	94
Dongfeng Motor Group Co. Ltd., Class H	497,169	285
Dongxing Securities Co. Ltd., Class A	15,100	17
Dongyue Group Ltd.	288,000	317
East Money Information Co. Ltd., Class A	152,020	424
Ecovacs Robotics Co. Ltd., Class A	8,100	85
ENN Energy Holdings Ltd.	154,479	2,155
ENN Natural Gas Co. Ltd., Class A	31,600	73
Eve Energy Co. Ltd., Class A	24,496	310
Everbright Securities Co. Ltd., Class A	44,198	95
Fangda Carbon New Material Co. Ltd., Class A*	55,582	49
Far East Horizon Ltd.	319,000	249
FAW Jiefang Group Co. Ltd., Class A	12,900	14
First Capital Securities Co. Ltd., Class A	72,300	59
Flat Glass Group Co. Ltd., Class A	17,000	82
Flat Glass Group Co. Ltd., Class H	88,000	212
Focus Media Information Technology Co. Ltd., Class A	172,400	166
Foshan Haitian Flavouring & Food Co. Ltd., Class A	44,165	506
Fosun International Ltd.	467,865	381
Foxconn Industrial Internet Co. Ltd., Class A	98,300	130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Fujian Sunner Development Co. Ltd., Class A	20,900	$71
Fuyao Glass Industry Group Co. Ltd., Class A	24,792	125
Fuyao Glass Industry Group Co. Ltd., Class H	116,000	487
Ganfeng Lithium Group Co. Ltd., Class A	15,940	159
Ganfeng Lithium Group Co. Ltd., Class H	69,720	521
Gaona Aero Material Co. Ltd., Class A	9,300	61
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	58
GCL System Integration Technology Co. Ltd., Class A*	78,000	33
GCL Technology Holdings Ltd.*	3,968,000	1,007
GD Power Development Co. Ltd., Class A*	166,100	102
GDS Holdings Ltd., Class A*	171,880	445
Geely Automobile Holdings Ltd.	1,177,641	1,703
GEM Co. Ltd., Class A	21,500	23
Gemdale Corp., Class A	56,900	83
Genscript Biotech Corp.*	228,000	726
GF Securities Co. Ltd., Class A	64,493	144
GF Securities Co. Ltd., Class H	197,400	282
GigaDevice Semiconductor, Inc., Class A	8,880	131
Ginlong Technologies Co. Ltd., Class A*	4,450	115
GoerTek, Inc., Class A	41,300	100
GoodWe Technologies Co. Ltd., Class A	1,424	67
Gotion High-tech Co. Ltd., Class A	24,200	100
Great Wall Motor Co. Ltd., Class A	34,400	147
Great Wall Motor Co. Ltd., Class H	572,796	746
Gree Electric Appliances, Inc. of Zhuhai, Class A	30,400	141
Greentown China Holdings Ltd.	170,000	246
Greentown Service Group Co. Ltd.	236,000	155
GRG Banking Equipment Co. Ltd., Class A	9,000	13
Guangdong Haid Group Co. Ltd., Class A	16,800	149
Guangdong HEC Technology Holding Co. Ltd., Class A	48,500	61
Guangdong Investment Ltd.	576,514	590

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,400	$51
Guanghui Energy Co. Ltd., Class A	80,900	105
Guangzhou Automobile Group Co. Ltd., Class A	48,900	78
Guangzhou Automobile Group Co. Ltd., Class H	573,664	384
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,900	25
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,300	71
Guangzhou Haige Communications Group, Inc. Co., Class A	8,400	10
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	79
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,200	70
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,180	140
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,347	32
Guolian Securities Co. Ltd., Class A	17,100	28
Guosen Securities Co. Ltd., Class A	63,200	81
Guotai Junan Securities Co. Ltd., Class A	82,500	161
Guoyuan Securities Co. Ltd., Class A	39,160	36
H World Group Ltd. ADR	38,097	1,616
Haichang Ocean Park Holdings Ltd.*	667,000	136
Haidilao International Holding Ltd.*	211,000	606
Haier Smart Home Co. Ltd., Class A	69,397	244
Haier Smart Home Co. Ltd., Class H	447,400	1,525
Haitian International Holdings Ltd.	121,000	324
Haitong Securities Co. Ltd., Class A	113,100	141
Haitong Securities Co. Ltd., Class H	554,833	339
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	40,800	52
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,600	55
Hangzhou First Applied Material Co. Ltd., Class A	14,084	135
Hangzhou Lion Electronics Co. Ltd., Class A	10,000	61
Hangzhou Oxygen Plant Group Co. Ltd., Class A	11,900	67
Hangzhou Robam Appliances Co. Ltd., Class A	7,600	30
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	$81
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,400	36
Hangzhou Tigermed Consulting Co. Ltd., Class H	24,400	280
Hansoh Pharmaceutical Group Co. Ltd.	228,000	431
Heilongjiang Agriculture Co. Ltd., Class A	30,600	61
Henan Shenhuo Coal & Power Co. Ltd., Class A	34,200	73
Henan Shuanghui Investment & Development Co. Ltd., Class A	39,700	148
Hengan International Group Co. Ltd.	124,898	662
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,700	64
Hengli Petrochemical Co. Ltd., Class A	71,260	159
Hengtong Optic-electric Co. Ltd., Class A	37,800	82
Hengyi Petrochemical Co. Ltd., Class A	57,330	58
Hesteel Co. Ltd., Class A	142,400	46
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,100	87
Hongfa Technology Co. Ltd., Class A	2,880	14
Hoshine Silicon Industry Co. Ltd., Class A	5,300	63
Hua Hong Semiconductor Ltd.*	112,000	391
Huadian Power International Corp. Ltd., Class A	84,100	71
Huadong Medicine Co. Ltd., Class A	22,720	153
Huafon Chemical Co. Ltd., Class A	15,000	15
Huagong Tech Co. Ltd., Class A	18,100	43
Huaibei Mining Holdings Co. Ltd., Class A	38,100	70
Hualan Biological Engineering, Inc., Class A	16,770	55
Huaneng Power International, Inc., Class A*	98,100	107
Huaneng Power International, Inc., Class H*	778,501	368
Huatai Securities Co. Ltd., Class A	72,800	133
Huatai Securities Co. Ltd., Class H	302,000	343
Huaxi Securities Co. Ltd., Class A	7,200	8
Huaxia Bank Co. Ltd., Class A	156,390	117
Huaxin Cement Co. Ltd., Class A	10,700	23

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Huayu Automotive Systems Co. Ltd., Class A	42,200	$105
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	13,900	54
Hubei Xingfa Chemicals Group Co. Ltd., Class A	10,600	44
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	120
Humanwell Healthcare Group Co. Ltd., Class A	13,900	48
Hunan Valin Steel Co. Ltd., Class A	105,500	71
Hundsun Technologies, Inc., Class A	23,646	138
Hygeia Healthcare Holdings Co. Ltd.*	65,800	472
Iflytek Co. Ltd., Class A	25,800	122
Imeik Technology Development Co. Ltd., Class A	2,400	196
Industrial & Commercial Bank of China Ltd., Class A	718,300	448
Industrial & Commercial Bank of China Ltd., Class H	11,011,023	5,672
Industrial Bank Co. Ltd., Class A	241,100	610
Industrial Securities Co. Ltd., Class A	126,400	104
Ingenic Semiconductor Co. Ltd., Class A	4,200	43
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	580,400	160
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	52
Inner Mongolia ERDOS Resources Co. Ltd., Class A	18,200	40
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	72,700	42
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	73,600	327
Inner Mongolia Yitai Coal Co. Ltd., Class B	197,200	261
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	53,900	61
Innovent Biologics, Inc.*	203,000	872
Inspur Electronic Information Industry Co. Ltd., Class A	2,656	8
iQIYI, Inc. ADR*	71,807	381
iRay Technology Co. Ltd., Class A	971	64
JA Solar Technology Co. Ltd., Class A	29,940	259
Jafron Biomedical Co. Ltd., Class A	13,500	60
Jason Furniture Hangzhou Co. Ltd., Class A	8,450	52
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
JCET Group Co. Ltd., Class A	16,900	$56
JD Health International, Inc.*	217,150	1,986
JD.com, Inc., Class A	420,866	11,831
Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	102
Jiangsu Expressway Co. Ltd., Class H	260,000	237
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	150
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	73,585	408
Jiangsu King's Luck Brewery JSC Ltd., Class A	17,800	130
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	17,000	391
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,500	37
Jiangsu Yoke Technology Co. Ltd., Class A	7,700	56
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	38
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	93
Jiangxi Copper Co. Ltd., Class A	33,099	83
Jiangxi Copper Co. Ltd., Class H	168,000	247
Jiangxi Special Electric Motor Co. Ltd., Class A*	26,300	66
JiuGui Liquor Co. Ltd., Class A	3,200	64
Jiumaojiu International Holdings Ltd.	141,000	372
Jizhong Energy Resources Co. Ltd., Class A	54,400	50
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	56
Joinn Laboratories China Co. Ltd., Class A	5,108	43
Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	44
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	8,400	44
JOYY, Inc. ADR	8,641	273
Juewei Food Co. Ltd., Class A	6,300	55
Juneyao Airlines Co. Ltd., Class A*	12,000	28
Kangmei Pharmaceutical Co. Ltd.(2) *	5,336	—
Kanzhun Ltd. ADR*	36,191	737
KE Holdings, Inc. ADR*	130,070	1,816
Keda Industrial Group Co. Ltd., Class A	29,800	61

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Kingboard Holdings Ltd.	125,500	$400
Kingdee International Software Group Co. Ltd.*	518,000	1,103
Kingsoft Corp. Ltd.	187,903	628
Koolearn Technology Holding Ltd.*	75,500	505
Kuaishou Technology*	344,300	3,087
Kuang-Chi Technologies Co. Ltd., Class A	9,900	24
Kunlun Energy Co. Ltd.	761,230	540
Kweichow Moutai Co. Ltd., Class A	14,795	3,661
LB Group Co. Ltd., Class A	29,400	80
Lenovo Group Ltd.	1,422,000	1,168
Lens Technology Co. Ltd., Class A	60,300	91
Lepu Medical Technology Beijing Co. Ltd., Class A	17,300	57
Li Auto, Inc., Class A*	219,330	2,237
Li Ning Co. Ltd.	460,000	3,947
Liaoning Port Co. Ltd., Class A	253,500	59
Lingyi iTech Guangdong Co., Class A*	22,800	15
Livzon Pharmaceutical Group, Inc., Class A	10,600	49
Longfor Group Holdings Ltd.	363,231	1,113
LONGi Green Energy Technology Co. Ltd., Class A	88,070	536
Lufax Holding Ltd. ADR	130,453	253
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A(2)	4,080	31
Luxi Chemical Group Co. Ltd., Class A	17,200	31
Luxshare Precision Industry Co. Ltd., Class A	79,105	362
Luzhou Laojiao Co. Ltd., Class A	17,200	553
Mango Excellent Media Co. Ltd., Class A	22,070	95
Maxscend Microelectronics Co. Ltd., Class A	6,880	113
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	21,176	19
Meituan, Class B*	860,200	19,020
Metallurgical Corp. of China Ltd., Class A	198,300	91
Microport Scientific Corp.*	121,100	319
Ming Yang Smart Energy Group Ltd., Class A	22,300	81
Minth Group Ltd.	140,000	377
Montage Technology Co. Ltd., Class A	13,959	126
Muyuan Foods Co. Ltd., Class A	59,878	419
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	27,175	$70
NARI Technology Co. Ltd., Class A	75,222	263
NAURA Technology Group Co. Ltd., Class A	6,400	208
NavInfo Co. Ltd., Class A	33,500	53
NetEase, Inc.	384,575	5,606
New China Life Insurance Co. Ltd., Class A	21,600	93
New China Life Insurance Co. Ltd., Class H	171,552	417
New Hope Liuhe Co. Ltd., Class A*	33,700	62
New Oriental Education & Technology Group, Inc.*	302,920	1,070
Ninestar Corp., Class A	12,600	94
Ningbo Deye Technology Co. Ltd., Class A	2,300	110
Ningbo Joyson Electronic Corp., Class A*	10,600	21
Ningbo Orient Wires & Cables Co. Ltd., Class A	6,900	67
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,198	71
Ningbo Shanshan Co. Ltd., Class A	25,600	67
Ningbo Tuopu Group Co. Ltd., Class A	13,100	110
Ningxia Baofeng Energy Group Co. Ltd., Class A	63,900	111
NIO, Inc. ADR*	267,336	2,607
Nongfu Spring Co. Ltd., Class H	342,000	1,933
North Industries Group Red Arrow Co. Ltd., Class A	21,100	60
Offshore Oil Engineering Co. Ltd., Class A	50,500	44
OFILM Group Co. Ltd., Class A*	45,000	30
Oppein Home Group, Inc., Class A	6,220	109
Orient Securities Co. Ltd., Class A	102,839	132
Ovctek China, Inc., Class A	8,900	46
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	82,300	56
People's Insurance Co. Group of China (The) Ltd., Class A	60,900	46
People's Insurance Co. Group of China (The) Ltd., Class H	1,618,535	537
Perfect World Co. Ltd., Class A	15,050	28
PetroChina Co. Ltd., Class A	223,900	160
PetroChina Co. Ltd., Class H	4,119,438	1,886

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Pharmaron Beijing Co. Ltd., Class A	12,750	$125
Pharmaron Beijing Co. Ltd., Class H	37,150	254
PICC Property & Casualty Co. Ltd., Class H	1,347,359	1,275
Pinduoduo, Inc. ADR*	98,703	8,049
Ping An Bank Co. Ltd., Class A	226,400	429
Ping An Healthcare and Technology Co. Ltd.*	95,500	258
Ping An Insurance Group Co. of China Ltd., Class A	129,735	877
Ping An Insurance Group Co. of China Ltd., Class H	1,235,906	8,157
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	34,900	54
Poly Developments and Holdings Group Co. Ltd., Class A	135,500	295
Pop Mart International Group Ltd.	104,400	261
Porton Pharma Solutions Ltd., Class A	2,700	16
Postal Savings Bank of China Co. Ltd., Class A	329,200	219
Postal Savings Bank of China Co. Ltd., Class H	1,538,000	950
Power Construction Corp. of China Ltd., Class A	161,600	164
Proya Cosmetics Co. Ltd., Class A	1,700	41
Pylon Technologies Co. Ltd., Class A	2,023	92
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	227
Raytron Technology Co. Ltd., Class A	7,223	39
Riyue Heavy Industry Co. Ltd., Class A	15,700	46
Rongsheng Petrochemical Co. Ltd., Class A	127,900	226
SAIC Motor Corp. Ltd., Class A	86,493	179
Sailun Group Co. Ltd., Class A	48,300	70
Sangfor Technologies, Inc., Class A	4,400	71
Sany Heavy Equipment International Holdings Co. Ltd.	191,000	195
Sany Heavy Industry Co. Ltd., Class A	107,000	243
Satellite Chemical Co. Ltd., Class A	43,761	97
Sealand Securities Co. Ltd., Class A	95,440	46
Seazen Holdings Co. Ltd., Class A*	25,694	75
SF Holding Co. Ltd., Class A	55,900	465
SG Micro Corp., Class A	4,500	112
Shaanxi Coal Industry Co. Ltd., Class A	105,900	283
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	21,700	45
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	6,956	$21
Shandong Gold Mining Co. Ltd., Class A	45,337	124
Shandong Gold Mining Co. Ltd., Class H	130,250	241
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	130
Shandong Linglong Tyre Co. Ltd., Class A	17,500	52
Shandong Nanshan Aluminum Co. Ltd., Class A	106,200	50
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	54
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	1,300	16
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	485,716	796
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,240	44
Shanghai Baosight Software Co. Ltd., Class A	17,000	110
Shanghai Baosight Software Co. Ltd., Class B	97,170	301
Shanghai Construction Group Co. Ltd., Class A	87,900	33
Shanghai Electric Group Co. Ltd., Class A*	161,200	91
Shanghai Electric Power Co. Ltd., Class A*	46,300	67
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	128
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	92,500	296
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	871	27
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	6,163	62
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	59,000	224
Shanghai Industrial Urban Development Group Ltd.(3)	1	—
Shanghai International Airport Co. Ltd., Class A*	11,200	93
Shanghai International Port Group Co. Ltd., Class A	109,600	84
Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,900	75

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Shanghai Junshi Biosciences Co. Ltd., Class A*	9,421	$85
Shanghai Lingang Holdings Corp. Ltd., Class A	8,880	15
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	220,601	178
Shanghai M&G Stationery, Inc., Class A	10,400	82
Shanghai Medicilon, Inc., Class A	1,218	37
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	22,900	59
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	152,547	254
Shanghai Pudong Development Bank Co. Ltd., Class A	318,592	334
Shanghai Putailai New Energy Technology Co. Ltd., Class A	17,760	132
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	86
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	96
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	60
Shanxi Coking Coal Energy Group Co. Ltd., Class A	44,120	74
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	88
Shanxi Meijin Energy Co. Ltd., Class A	56,000	73
Shanxi Securities Co. Ltd., Class A	6,630	5
Shanxi Taigang Stainless Steel Co. Ltd., Class A	87,300	54
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,260	585
Shenghe Resources Holding Co. Ltd., Class A	26,000	52
Shengyi Technology Co. Ltd., Class A	26,300	55
Shennan Circuits Co. Ltd., Class A	3,080	32
Shenwan Hongyuan Group Co. Ltd., Class A	232,400	133
Shenzhen Capchem Technology Co. Ltd., Class A	6,060	38
Shenzhen Dynanonic Co. Ltd., Class A	2,400	79
Shenzhen Energy Group Co. Ltd., Class A	58,255	53
Shenzhen Inovance Technology Co. Ltd., Class A	29,700	297
Shenzhen International Holdings Ltd.	265,774	259
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,360	$52
Shenzhen Kedali Industry Co. Ltd., Class A	3,500	60
Shenzhen Kstar Science And Technology Co. Ltd., Class A	9,300	77
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,600	663
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	70
Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,400	86
Shenzhen S.C. New Energy Technology Corp., Class A	5,300	87
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,000	85
Shenzhen Senior Technology Material Co. Ltd., Class A	17,231	53
Shenzhen Sunlord Electronics Co. Ltd., Class A	13,800	52
Shenzhen Transsion Holdings Co. Ltd., Class A	10,391	119
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,500	69
Shenzhou International Group Holdings Ltd.	163,000	1,834
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,940	81
Shimao Group Holdings Ltd.(2) *	354,903	136
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	99
Sichuan Hebang Biotechnology Co. Ltd., Class A	135,700	59
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,800	53
Sichuan New Energy Power Co. Ltd.*	18,700	48
Sichuan Road and Bridge Group Co. Ltd., Class A	73,500	117
Sichuan Swellfun Co. Ltd., Class A	4,700	57
Sichuan Yahua Industrial Group Co. Ltd., Class A	17,300	58
Sieyuan Electric Co. Ltd., Class A	11,000	60
Silergy Corp.	64,000	908
Sinoma Science & Technology Co. Ltd., Class A	26,300	81
Sinomine Resource Group Co. Ltd., Class A	7,000	67

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Sinopec Shanghai Petrochemical Co. Ltd., Class A	115,300	$52
Sinopharm Group Co. Ltd., Class H	261,114	662
Skshu Paint Co. Ltd., Class A*	3,400	56
Smoore International Holdings Ltd.	347,000	531
Songcheng Performance Development Co. Ltd., Class A	24,100	51
SooChow Securities Co. Ltd., Class A	45,943	43
Southwest Securities Co. Ltd., Class A	103,600	56
StarPower Semiconductor Ltd., Class A	1,900	90
Sunac China Holdings Ltd.(2) *	889,000	288
Sungrow Power Supply Co. Ltd., Class A	16,600	267
Sunny Optical Technology Group Co. Ltd.	137,925	1,641
Sunwoda Electronic Co. Ltd., Class A	17,800	54
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	92
Suzhou Maxwell Technologies Co. Ltd., Class A	2,280	135
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	5,400	43
TAL Education Group ADR*	88,057	621
Tangshan Jidong Cement Co. Ltd., Class A	41,000	49
TBEA Co. Ltd., Class A	39,000	113
TCL Technology Group Corp., Class A	185,000	99
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	42,200	228
Tencent Holdings Ltd.	1,220,189	51,861
Tencent Music Entertainment Group ADR*	138,931	1,150
Thunder Software Technology Co. Ltd., Class A	6,900	100
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	61
Tianma Microelectronics Co. Ltd., Class A	25,400	32
Tianqi Lithium Corp., Class A*	18,800	213
Tianshan Aluminum Group Co. Ltd., Class A	36,700	41
Tianshui Huatian Technology Co. Ltd., Class A	27,200	32
Tibet Summit Resources Co. Ltd., Class A*	13,100	43
Tingyi Cayman Islands Holding Corp.	386,435	681
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Titan Wind Energy Suzhou Co. Ltd., Class A	26,600	$58
Toly Bread Co. Ltd., Class A	18,032	40
Tongcheng Travel Holdings Ltd.*	231,600	557
TongFu Microelectronics Co. Ltd., Class A*	22,400	53
Tongkun Group Co. Ltd., Class A	24,900	52
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	72
Tongwei Co. Ltd., Class A	52,100	289
Topchoice Medical Corp., Class A*	4,700	103
Topsports International Holdings Ltd.	342,000	268
TravelSky Technology Ltd., Class H	173,000	362
Trina Solar Co. Ltd., Class A	28,251	259
Trip.com Group Ltd. ADR*	106,458	3,662
Tsingtao Brewery Co. Ltd., Class A	8,300	128
Tsingtao Brewery Co. Ltd., Class H	121,767	1,203
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	199
Uni-President China Holdings Ltd.	239,000	238
Unisplendour Corp. Ltd., Class A	32,948	93
Vipshop Holdings Ltd. ADR*	81,646	1,114
Walvax Biotechnology Co. Ltd., Class A	20,500	119
Wanhua Chemical Group Co. Ltd., Class A	35,600	474
Want Want China Holdings Ltd.	927,870	620
Weibo Corp. ADR*	14,790	283
Weichai Power Co. Ltd., Class A	65,700	96
Weichai Power Co. Ltd., Class H	379,812	506
Weihai Guangwei Composites Co. Ltd., Class A	7,900	82
Wens Foodstuffs Group Co. Ltd., Class A	82,200	231
Western Mining Co. Ltd., Class A	37,500	55
Western Securities Co. Ltd., Class A	61,100	54
Western Superconducting Technologies Co. Ltd., Class A	6,181	84
Westone Information Industry, Inc., Class A	12,900	56
Will Semiconductor Co. Ltd. Shanghai, Class A	10,835	120
Wingtech Technology Co. Ltd., Class A	14,600	110
Wuchan Zhongda Group Co. Ltd., Class A	54,900	38
Wuhan D.R. Laser Technology Corp. Ltd., Class A	3,400	62

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Wuhan Guide Infrared Co. Ltd., Class A	32,943	$52
Wuliangye Yibin Co. Ltd., Class A	44,800	1,160
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,980	50
WuXi AppTec Co. Ltd., Class A	29,392	340
WuXi AppTec Co. Ltd., Class H	68,411	723
Wuxi Autowell Technology Co. Ltd., Class A	2,208	64
Wuxi Biologics Cayman, Inc.*	707,500	5,432
Wuxi Shangji Automation Co. Ltd., Class A	4,820	73
XCMG Construction Machinery Co. Ltd., Class A	159,500	116
Xiamen C & D, Inc., Class A	26,300	52
Xiamen Faratronic Co. Ltd., Class A	3,200	74
Xiamen Tungsten Co. Ltd., Class A	21,200	60
Xiaomi Corp., Class B*	2,982,000	4,150
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	42,100	67
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	171,236	152
Xinjiang Zhongtai Chemical Co. Ltd., Class A	38,600	41
Xinyi Solar Holdings Ltd.	956,318	1,056
XPeng, Inc., Class A*	166,458	827
Xtep International Holdings Ltd.	255,000	284
Yadea Group Holdings Ltd.	240,000	400
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,600	58
Yankuang Energy Group Co. Ltd., Class A	32,300	156
Yankuang Energy Group Co. Ltd., Class H	299,138	907
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,700	11
Yealink Network Technology Corp. Ltd., Class A	7,200	63
Yifeng Pharmacy Chain Co. Ltd., Class A	7,756	71
Yihai International Holding Ltd.*	89,000	311
Yihai Kerry Arawana Holdings Co. Ltd., Class A	11,800	74
Yintai Gold Co. Ltd., Class A	20,100	32
YongXing Special Materials Technology Co. Ltd., Class A	4,400	58
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Yonyou Network Technology Co. Ltd., Class A	42,835	$149
Youngor Group Co. Ltd., Class A	48,800	44
Youngy Co. Ltd., Class A*	3,700	52
YTO Express Group Co. Ltd., Class A	41,800	121
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,900	14
Yuexiu Property Co. Ltd.	272,600	327
Yum China Holdings, Inc.	81,884	4,475
Yunda Holding Co. Ltd., Class A	41,450	86
Yunnan Aluminium Co. Ltd., Class A	53,200	85
Yunnan Baiyao Group Co. Ltd., Class A	21,700	170
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,700	58
Yunnan Energy New Material Co. Ltd., Class A	11,400	215
Yunnan Tin Co. Ltd., Class A	15,600	32
Yunnan Yuntianhua Co. Ltd., Class A*	20,000	60
Zai Lab Ltd. ADR*	17,350	533
Zangge Mining Co. Ltd., Class A	18,500	69
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,493	269
Zhaojin Mining Industry Co. Ltd., Class H*	229,000	253
Zhefu Holding Group Co. Ltd., Class A	87,100	49
Zhejiang Century Huatong Group Co. Ltd., Class A*	60,660	33
Zhejiang China Commodities City Group Co. Ltd., Class A	30,100	23
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	115
Zhejiang Dahua Technology Co. Ltd., Class A	9,700	16
Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	57
Zhejiang Expressway Co. Ltd., Class H	261,294	201
Zhejiang HangKe Technology, Inc. Co., Class A	6,423	40
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	73
Zhejiang Huayou Cobalt Co. Ltd., Class A	20,515	164
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	157
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	7,700	47

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
China – 30.8%continued
Zhejiang Juhua Co. Ltd., Class A	32,100	$72
Zhejiang NHU Co. Ltd., Class A	42,448	114
Zhejiang Supcon Technology Co. Ltd., Class A	5,780	76
Zhejiang Supor Co. Ltd., Class A	4,700	33
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	51
Zhejiang Weixing New Building Materials Co. Ltd., Class A	14,100	43
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	3,900	31
Zhejiang Yongtai Technology Co. Ltd., Class A	13,500	42
Zheshang Securities Co. Ltd., Class A	41,500	59
ZhongAn Online P&C Insurance Co. Ltd., Class H*	136,700	371
Zhongji Innolight Co. Ltd., Class A	12,900	50
Zhongsheng Group Holdings Ltd.	117,000	596
Zhongtai Securities Co. Ltd., Class A	59,500	55
Zhuzhou CRRC Times Electric Co. Ltd.	103,774	515
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,479	67
Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,400	34
Zhuzhou Kibing Group Co. Ltd., Class A	24,300	40
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	40,400	41
Zijin Mining Group Co. Ltd., Class A	244,100	349
Zijin Mining Group Co. Ltd., Class H	1,108,162	1,491
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	31,200	24
ZTE Corp., Class A	46,700	174
ZTE Corp., Class H	136,317	300
ZTO Express Cayman, Inc. ADR	82,464	2,216
		395,434
Colombia – 0.1%
Bancolombia S.A.	48,240	418
Interconexion Electrica S.A. ESP	84,436	365
		783
Czech Republic – 0.1%
CEZ A.S.	31,499	1,073
Komercni Banka A.S.	14,748	427
Moneta Money Bank A.S.	65,238	219
		1,719
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Egypt – 0.1%
Commercial International Bank Egypt S.A.E.	505,377	$847
Eastern Co. S.A.E.	208,647	121
Egyptian Financial Group-Hermes Holding Co.*	171,045	123
		1,091
Greece – 0.3%
Alpha Services and Holdings S.A.*	434,322	463
Eurobank Ergasias Services and Holdings S.A.*	518,741	586
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	38,644	604
JUMBO S.A.	22,571	385
Mytilineos S.A.	19,123	415
National Bank of Greece S.A.*	104,364	417
OPAP S.A.	38,608	547
Public Power Corp. S.A.*	38,907	273
Terna Energy S.A.	11,931	260
		3,950
Hong Kong – 0.2%
Kingboard Laminates Holdings Ltd.	194,500	214
Nine Dragons Paper Holdings Ltd.	312,923	285
Orient Overseas International Ltd.	25,000	451
Sino Biopharmaceutical Ltd.	2,017,750	1,182
Super Hi International Holding Ltd.*	22,700	29
Vinda International Holdings Ltd.	64,000	188
		2,349
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC	79,960	558
OTP Bank Nyrt.	43,716	1,182
Richter Gedeon Nyrt.	27,268	606
		2,346
India – 13.8%
ABB India Ltd.	9,870	320
ACC Ltd.	14,660	432
Adani Enterprises Ltd.	55,621	2,586
Adani Green Energy Ltd.*	61,667	1,433
Adani Ports & Special Economic Zone Ltd.	104,531	1,030
Adani Power Ltd.*	150,544	543
Adani Total Gas Ltd.	53,660	2,389
Adani Transmission Ltd.*	54,425	1,695
Ambuja Cements Ltd.	118,127	749

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 13.8%continued
Apollo Hospitals Enterprise Ltd.	19,643	$1,060
Asian Paints Ltd.	74,851	2,794
AU Small Finance Bank Ltd.(4)	33,510	264
Aurobindo Pharma Ltd.	48,419	256
Avenue Supermarts Ltd.*	32,076	1,572
Axis Bank Ltd.	443,591	4,986
Bajaj Auto Ltd.	13,554	591
Bajaj Finance Ltd.	53,170	4,208
Bajaj Finserv Ltd.	74,538	1,389
Bajaj Holdings & Investment Ltd.	5,542	384
Balkrishna Industries Ltd.	15,229	391
Bandhan Bank Ltd.*	132,767	374
Berger Paints India Ltd.	46,649	327
Bharat Electronics Ltd.	701,086	847
Bharat Forge Ltd.	48,793	518
Bharat Petroleum Corp. Ltd.	171,865	685
Bharti Airtel Ltd.	434,287	4,222
Biocon Ltd.	89,057	282
Britannia Industries Ltd.	21,154	1,100
Cholamandalam Investment and Finance Co. Ltd.	80,051	697
Cipla Ltd.	93,190	1,212
Coal India Ltd.	291,763	791
Colgate-Palmolive India Ltd.	23,794	441
Container Corp. of India Ltd.	52,687	469
Dabur India Ltd.	122,889	832
Divi's Laboratories Ltd.	25,905	1,066
DLF Ltd.	115,437	523
Dr. Reddy's Laboratories Ltd.	23,037	1,178
Eicher Motors Ltd.	27,116	1,054
GAIL India Ltd.	449,118	520
Godrej Consumer Products Ltd.*	81,390	859
Godrej Properties Ltd.*	23,169	342
Grasim Industries Ltd.	51,208	1,063
Havells India Ltd.	49,418	657
HCL Technologies Ltd.	211,840	2,650
HDFC Life Insurance Co. Ltd.	187,571	1,280
Hero MotoCorp Ltd.	22,077	731
Hindalco Industries Ltd.	263,135	1,497
Hindustan Petroleum Corp. Ltd.	125,986	357
Hindustan Unilever Ltd.	160,491	4,956
Housing Development Finance Corp. Ltd.	336,659	10,720
ICICI Bank Ltd.	1,005,455	10,777
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 13.8%continued
ICICI Lombard General Insurance Co. Ltd.	47,807	$713
ICICI Prudential Life Insurance Co. Ltd.	67,719	368
Indian Hotels Co. Ltd.	164,735	632
Indian Oil Corp. Ltd.	546,988	505
Indian Railway Catering & Tourism Corp. Ltd.	45,537	351
Indraprastha Gas Ltd.	61,476	307
Indus Towers Ltd.	127,087	292
Info Edge India Ltd.	14,160	673
Infosys Ltd.	656,941	11,901
InterGlobe Aviation Ltd.*	18,510	448
ITC Ltd.	580,462	2,327
Jindal Steel & Power Ltd.	79,667	557
JSW Steel Ltd.	141,524	1,310
Jubilant Foodworks Ltd.	76,383	470
Kotak Mahindra Bank Ltd.	108,505	2,387
Larsen & Toubro Ltd.	134,376	3,379
LTIMindtree Ltd.	17,312	909
Lupin Ltd.	38,140	338
Mahindra & Mahindra Ltd.	169,835	2,556
Marico Ltd.	101,664	627
Maruti Suzuki India Ltd.	23,582	2,385
Mphasis Ltd.	17,391	415
MRF Ltd.	372	397
Muthoot Finance Ltd.	21,827	280
Nestle India Ltd.	6,586	1,558
NTPC Ltd.	766,366	1,538
Oil & Natural Gas Corp. Ltd.	483,230	855
Page Industries Ltd.	1,198	619
Petronet LNG Ltd.	146,611	381
PI Industries Ltd.	14,800	611
Pidilite Industries Ltd.	30,300	931
Power Grid Corp. of India Ltd.	612,597	1,577
Reliance Industries Ltd.	594,135	18,226
Samvardhana Motherson International Ltd.	378,486	338
SBI Cards & Payment Services Ltd.	45,103	433
SBI Life Insurance Co. Ltd.	87,245	1,299
Shree Cement Ltd.	2,130	598
Shriram Finance Ltd.	47,862	795
Siemens Ltd.	13,708	469
SRF Ltd.	29,402	811
State Bank of India	348,345	2,574

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
India – 13.8%continued
Sun Pharmaceutical Industries Ltd.	187,297	$2,267
Tata Consultancy Services Ltd.	178,525	7,030
Tata Consumer Products Ltd.	107,910	998
Tata Elxsi Ltd.	6,685	506
Tata Motors Ltd.*	324,080	1,512
Tata Power (The) Co. Ltd.	282,889	708
Tata Steel Ltd.	1,425,288	1,934
Tech Mahindra Ltd.	113,357	1,385
Titan Co. Ltd.	69,477	2,174
Torrent Pharmaceuticals Ltd.	20,802	389
Trent Ltd.	35,952	586
Tube Investments of India Ltd.	20,718	695
TVS Motor Co. Ltd.	41,027	538
UltraTech Cement Ltd.	19,553	1,641
United Spirits Ltd.*	56,725	602
UPL Ltd.	97,128	841
Varun Beverages Ltd.	44,369	706
Vedanta Ltd.	143,226	532
Wipro Ltd.	267,595	1,271
Yes Bank Ltd.*	2,186,056	543
Zomato Ltd.*	563,459	402
		177,499
Indonesia – 1.8%
Adaro Energy Indonesia Tbk PT	2,852,320	704
Aneka Tambang Tbk	1,507,100	192
Astra International Tbk PT	3,929,760	1,432
Bank Central Asia Tbk PT	10,826,260	5,935
Bank Jago Tbk PT*	847,500	202
Bank Mandiri Persero Tbk PT	3,643,010	2,315
Bank Negara Indonesia Persero Tbk PT	1,490,409	880
Bank Rakyat Indonesia Persero Tbk PT	13,310,265	4,219
Barito Pacific Tbk PT	5,313,759	258
Charoen Pokphand Indonesia Tbk PT	1,423,435	516
Indah Kiat Pulp & Paper Tbk PT	506,900	284
Indofood CBP Sukses Makmur Tbk PT	445,200	286
Indofood Sukses Makmur Tbk PT	854,271	369
Kalbe Farma Tbk PT	4,126,480	554
Merdeka Copper Gold Tbk PT*	2,411,263	638
Sarana Menara Nusantara Tbk PT	4,134,100	292
Semen Indonesia Persero Tbk PT	639,968	270
Sumber Alfaria Trijaya Tbk PT	3,312,200	564
Telkom Indonesia Persero Tbk PT	9,666,562	2,329
Unilever Indonesia Tbk PT	1,448,040	437
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Indonesia – 1.8%continued
United Tractors Tbk PT	334,471	$560
Vale Indonesia Tbk PT*	514,800	234
		23,470
Kuwait – 0.9%
Agility Public Warehousing Co. K.S.C.	285,434	675
Boubyan Bank K.S.C.P.	259,495	678
Gulf Bank K.S.C.P.	312,308	320
Kuwait Finance House K.S.C.P.	1,440,712	3,891
Mabanee Co. KPSC	124,074	343
Mobile Telecommunications Co. K.S.C.P.	430,922	794
National Bank of Kuwait S.A.K.P.	1,400,214	4,943
		11,644
Luxembourg – 0.0%
Reinet Investments S.C.A.	26,433	511
Malaysia – 1.5%
AMMB Holdings Bhd.	355,837	335
Axiata Group Bhd.	522,303	367
CIMB Group Holdings Bhd.	1,328,717	1,750
Dialog Group Bhd.	733,644	408
DiGi.Com Bhd.	599,400	544
Genting Bhd.	400,900	408
Genting Malaysia Bhd.	528,600	323
HAP Seng Consolidated Bhd.	119,900	174
Hartalega Holdings Bhd.	336,400	130
Hong Leong Bank Bhd.	126,998	592
Hong Leong Financial Group Bhd.	43,428	183
IHH Healthcare Bhd.	340,900	480
Inari Amertron Bhd.	577,900	343
IOI Corp. Bhd.	479,240	441
Kuala Lumpur Kepong Bhd.	84,092	427
Malayan Banking Bhd.	934,476	1,843
Malaysia Airports Holdings Bhd.*	131,493	196
Maxis Bhd.	454,251	396
MISC Bhd.	246,760	420
MR DIY Group M Bhd.	496,300	225
Nestle Malaysia Bhd.	13,800	438
Petronas Chemicals Group Bhd.	475,200	928
Petronas Dagangan Bhd.	60,100	314
Petronas Gas Bhd.	154,200	599
PPB Group Bhd.	130,700	517
Press Metal Aluminium Holdings Bhd.	725,700	805
Public Bank Bhd.	2,841,205	2,783

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Malaysia – 1.5%continued
QL Resources Bhd.	203,950	$255
RHB Bank Bhd.	295,356	388
Sime Darby Bhd.	586,128	305
Sime Darby Plantation Bhd.	391,165	413
Telekom Malaysia Bhd.	204,886	251
Tenaga Nasional Bhd.	512,550	1,120
Top Glove Corp. Bhd.*	1,078,700	222
		19,323
Mexico – 2.3%
Alfa S.A.B. de C.V., Class A	545,337	348
America Movil S.A.B. de C.V., Class L	5,413,049	4,889
Arca Continental S.A.B. de C.V.	86,141	699
Banco del Bajio S.A.	159,500	502
Cemex S.A.B. de C.V., Class CPO*	2,957,652	1,202
Coca-Cola Femsa S.A.B. de C.V.	102,522	694
Fibra Uno Administracion S.A. de C.V.	605,201	714
Fomento Economico Mexicano S.A.B. de C.V., Class UBD	379,643	2,968
Gruma S.A.B. de C.V., Class B	39,895	533
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	69,912	1,003
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	38,596	899
Grupo Bimbo S.A.B. de C.V., Class A	259,654	1,097
Grupo Carso S.A.B. de C.V., Class A1	84,906	357
Grupo Financiero Banorte S.A.B. de C.V., Class O	506,504	3,645
Grupo Financiero Inbursa S.A.B. de C.V., Class O*	425,833	721
Grupo Mexico S.A.B. de C.V., Class B	606,339	2,138
Grupo Televisa S.A.B., Class CPO	485,014	441
Industrias Penoles S.A.B. de C.V.*	26,104	319
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	296,427	503
Operadora De Sites Mexicanos S.A.B. de C.V., Class A	233,600	229
Orbia Advance Corp. S.A.B. de C.V.	183,880	326
Promotora y Operadora de Infraestructura S.A.B. de C.V.	44,515	362
Southern Copper Corp.	16,908	1,021
Wal-Mart de Mexico S.A.B. de C.V.	1,022,427	3,614
		29,224
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	41,648	$310
Credicorp Ltd.	13,970	1,895
		2,205
Philippines – 0.7%
Aboitiz Equity Ventures, Inc.	327,849	340
ACEN Corp.	1,677,031	230
Ayala Corp.	48,207	605
Ayala Land, Inc.	1,440,860	802
Bank of the Philippine Islands	352,316	645
BDO Unibank, Inc.	477,727	902
Globe Telecom, Inc.	5,759	226
International Container Terminal Services, Inc.	198,640	715
JG Summit Holdings, Inc.	567,233	514
Jollibee Foods Corp.	86,813	359
Manila Electric Co.	41,440	222
Metropolitan Bank & Trust Co.	386,749	375
Monde Nissin Corp.	1,379,900	275
PLDT, Inc.	16,605	393
SM Investments Corp.	45,682	741
SM Prime Holdings, Inc.	2,231,513	1,414
Universal Robina Corp.	167,010	408
		9,166
Poland – 0.7%
Allegro.eu S.A.*	72,115	415
Bank Polska Kasa Opieki S.A.	35,857	710
CD Projekt S.A.	12,412	367
Cyfrowy Polsat S.A.	50,654	204
Dino Polska S.A.*	9,618	825
KGHM Polska Miedz S.A.	27,089	788
LPP S.A.	214	522
mBank S.A.*	3,231	218
PGE Polska Grupa Energetyczna S.A.*	171,220	268
Polski Koncern Naftowy ORLEN S.A.	124,285	1,818
Powszechna Kasa Oszczednosci Bank Polski S.A.	172,778	1,198
Powszechny Zaklad Ubezpieczen S.A.	120,300	975
Santander Bank Polska S.A.	6,856	404
		8,712
Qatar – 1.0%
Barwa Real Estate Co.	299,615	237
Commercial Bank PSQC (The)	642,283	882
Industries Qatar QSC	295,179	1,040

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Qatar – 1.0%continued
Masraf Al Rayan QSC	1,134,967	$990
Mesaieed Petrochemical Holding Co.	852,225	496
Ooredoo QPSC	164,699	416
Qatar Electricity & Water Co. QSC	83,255	404
Qatar Fuel QSC	116,424	575
Qatar Gas Transport Co. Ltd.	494,303	497
Qatar International Islamic Bank QSC	192,017	549
Qatar Islamic Bank S.A.Q.	322,805	1,646
Qatar National Bank QPSC	901,289	4,455
		12,187
Romania – 0.0%
NEPI Rockcastle N.V.	82,956	505
Russia – 0.0%
Alrosa PJSC(2) (5) *	695,290	—
Gazprom PJSC(2)	3,218,050	—
Gazprom PJSC ADR(2) *	134	—
Inter RAO UES PJSC(2)	10,354,623	—
LUKOIL PJSC(2)	112,883	—
Magnit PJSC(2)	2,287	—
Magnit PJSC GDR (Registered)(2) *	82,678	—
MMC Norilsk Nickel PJSC(2)	17,106	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Moscow Exchange MICEX-RTS PJSC(2) *	419,576	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
Novolipetsk Steel PJSC(2) *	408,255	—
Ozon Holdings PLC ADR(2) *	13,658	—
PhosAgro PJSC(2) *	224	—
PhosAgro PJSC GDR (Registered)(2)	34,779	—
Polymetal International PLC(2) *	97,434	—
Polyus PJSC(2) *	9,359	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (5) *	2,882,082	—
Sberbank of Russia PJSC (NASDAQ Exchange)(2) (5) *	56,000	—
Severstal PAO(2) (5) *	55,330	—
Severstal PAO GDR (Registered)(2) (5)	1,839	—
Surgutneftegas PJSC(2)	1,902,467	—
Surgutneftegas PJSC ADR(2) *	4,629	—
Tatneft PJSC(2)	386,254	—
TCS Group Holding PLC GDR (Registered)(2) *	32,689	—
United Co. RUSAL International PJSC(2)	832,063	—
VK Co. Ltd. GDR(2) *	30,900	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Russia – 0.0%continued
VTB Bank PJSC(2) (3) (5) *	800,566,738	$—
VTB Bank PJSC GDR(2) (4) (5) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (5) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2)	32,705	—
Yandex N.V., Class A(2) *	83,223	—
		—
Saudi Arabia – 4.0%
ACWA Power Co.	15,677	635
Advanced Petrochemical Co.	23,711	269
Al Rajhi Bank*	382,513	7,673
Alinma Bank	189,850	1,648
Almarai Co. JSC	48,836	696
Arab National Bank	116,993	999
Arabian Internet & Communications Services Co.	4,988	323
Bank AlBilad*	96,583	1,145
Bank Al-Jazira	83,166	423
Banque Saudi Fransi	116,823	1,264
Bupa Arabia for Cooperative Insurance Co.	14,637	559
Dallah Healthcare Co.	7,557	298
Dar Al Arkan Real Estate Development Co.*	95,375	295
Dr. Sulaiman Al Habib Medical Services Group Co.	16,987	997
Elm Co.	4,917	435
Emaar Economic City*	81,326	181
Etihad Etisalat Co.	73,087	677
Jarir Marketing Co.	11,244	449
Mobile Telecommunications Co. Saudi Arabia*	80,654	216
Mouwasat Medical Services Co.	9,600	534
Nahdi Medical Co.	7,304	326
National Industrialization Co.*	69,290	229
Rabigh Refining & Petrochemical Co.*	77,650	221
Riyad Bank	263,466	2,234
SABIC Agri-Nutrients Co.	41,807	1,626
Sahara International Petrochemical Co.	70,128	635
Saudi Arabian Mining Co.*	168,114	2,902
Saudi Arabian Oil Co.	472,286	4,037
Saudi Basic Industries Corp.	175,644	4,179
Saudi British Bank (The)	180,248	1,872
Saudi Electricity Co.	162,800	1,000
Saudi Industrial Investment Group	70,389	412

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Saudi Arabia – 4.0%continued
Saudi Investment Bank (The)	95,749	$443
Saudi Kayan Petrochemical Co.*	139,657	509
Saudi National Bank (The)	428,223	5,765
Saudi Research & Media Group*	7,016	341
Saudi Tadawul Group Holding Co.	9,341	449
Saudi Telecom Co.	292,740	2,856
Savola Group (The)	51,749	378
Yanbu National Petrochemical Co.	49,202	546
		50,676
Singapore – 0.0%
BOC Aviation Ltd.	39,000	324
South Africa – 3.3%
Absa Group Ltd.	165,245	1,886
African Rainbow Minerals Ltd.	21,321	361
Anglo American Platinum Ltd.	10,476	879
Aspen Pharmacare Holdings Ltd.	73,758	592
Bid Corp. Ltd.	65,458	1,270
Bidvest Group (The) Ltd.	56,039	706
Capitec Bank Holdings Ltd.	16,994	1,859
Clicks Group Ltd.	47,181	750
Discovery Ltd.*	97,911	711
Exxaro Resources Ltd.	48,598	620
FirstRand Ltd.	985,271	3,599
Foschini Group (The) Ltd.	63,227	377
Gold Fields Ltd.	173,961	1,800
Growthpoint Properties Ltd.	639,743	544
Harmony Gold Mining Co. Ltd.	116,509	402
Impala Platinum Holdings Ltd.	165,733	2,072
Kumba Iron Ore Ltd.	12,607	362
Mr Price Group Ltd.	52,163	488
MTN Group Ltd.	330,960	2,479
MultiChoice Group	72,915	502
Naspers Ltd., Class N	42,498	7,006
Nedbank Group Ltd.	89,842	1,124
Northam Platinum Holdings Ltd.*	65,793	724
Old Mutual Ltd.	900,964	554
Pepkor Holdings Ltd.	341,026	401
Remgro Ltd.	101,436	794
Sanlam Ltd.	347,693	996
Sasol Ltd.	109,808	1,737
Shoprite Holdings Ltd.	99,584	1,325
Sibanye Stillwater Ltd.	552,348	1,467
SPAR Group (The) Ltd.	36,097	241
Standard Bank Group Ltd.	262,008	2,588
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Africa – 3.3%continued
Vodacom Group Ltd.	123,026	$883
Woolworths Holdings Ltd.	196,477	767
		42,866
South Korea – 10.4%
Amorepacific Corp.	5,732	629
BGF retail Co. Ltd.	1,588	265
Celltrion Healthcare Co. Ltd.	17,746	821
Celltrion Pharm, Inc.*	3,157	168
Celltrion, Inc.	20,003	2,559
Cheil Worldwide, Inc.	13,052	239
CJ CheilJedang Corp.	1,592	480
CJ Corp.	2,698	180
Coway Co. Ltd.	10,468	465
DB Insurance Co. Ltd.	9,375	486
Doosan Bobcat, Inc.	10,668	294
Doosan Enerbility Co. Ltd.*	82,395	1,013
Ecopro B.M. Co. Ltd.	9,544	702
E-MART, Inc.	4,007	312
F&F Co. Ltd./New*	3,339	385
GS Holdings Corp.	8,288	288
Hana Financial Group, Inc.	57,749	1,932
Hankook Tire & Technology Co. Ltd.	13,862	344
Hanmi Pharm Co. Ltd.*	1,306	307
Hanon Systems	39,733	256
Hanwha Solutions Corp.*	22,847	779
HD Hyundai Co. Ltd.	9,160	415
HLB, Inc.*	21,555	489
HMM Co. Ltd.	53,409	833
Hotel Shilla Co. Ltd.	6,128	405
HYBE Co. Ltd.*	3,584	497
Hyundai Engineering & Construction Co. Ltd.	14,999	417
Hyundai Glovis Co. Ltd.	3,878	504
Hyundai Heavy Industries Co. Ltd.	3,411	315
Hyundai Mipo Dockyard Co. Ltd.	4,921	331
Hyundai Mobis Co. Ltd.	11,997	1,913
Hyundai Motor Co.	27,105	3,258
Hyundai Steel Co.	15,720	384
Iljin Materials Co. Ltd.	4,892	202
Industrial Bank of Korea	49,379	382
Kakao Corp.	60,813	2,588
Kakao Games Corp.*	6,274	225
KakaoBank Corp.*	27,478	535
Kangwon Land, Inc.*	18,036	333

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Korea – 10.4%continued
KB Financial Group, Inc.	75,811	$2,888
Kia Corp.	51,422	2,425
Korea Aerospace Industries Ltd.	14,206	575
Korea Electric Power Corp.	50,115	868
Korea Investment Holdings Co. Ltd.	8,057	342
Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,231	463
Korea Zinc Co. Ltd.	1,761	790
Korean Air Lines Co. Ltd.*	36,193	662
Krafton, Inc.*	5,747	772
KT&G Corp.	21,436	1,550
Kumho Petrochemical Co. Ltd.	3,522	353
L&F Co. Ltd.*	4,617	641
LG Chem Ltd.	9,644	4,613
LG Corp.	18,419	1,144
LG Display Co. Ltd.	44,883	446
LG Electronics, Inc.	21,055	1,453
LG Energy Solution Ltd.*	6,851	2,374
LG H&H Co. Ltd.	1,829	1,052
LG Innotek Co. Ltd.	2,772	560
LG Uplus Corp.	43,008	377
Lotte Chemical Corp.*	3,329	467
Lotte Shopping Co. Ltd.	1,956	140
Meritz Fire & Marine Insurance Co. Ltd.	6,557	260
Meritz Securities Co. Ltd.	52,656	263
Mirae Asset Securities Co. Ltd.	51,745	250
NAVER Corp.	25,613	3,638
NCSoft Corp.	3,166	1,132
Netmarble Corp.	4,220	203
NH Investment & Securities Co. Ltd.	23,877	166
Orion Corp.	4,684	476
Pan Ocean Co. Ltd.	56,968	260
Pearl Abyss Corp.*	6,307	211
POSCO Chemical Co. Ltd.	5,382	773
POSCO Holdings, Inc.	15,314	3,371
S-1 Corp.	3,239	152
Samsung Biologics Co. Ltd.*	3,468	2,237
Samsung C&T Corp.	16,413	1,482
Samsung Electro-Mechanics Co. Ltd.	11,049	1,151
Samsung Electronics Co. Ltd.	932,048	41,102
Samsung Engineering Co. Ltd.*	30,602	542
Samsung Fire & Marine Insurance Co. Ltd.	6,140	973
Samsung Heavy Industries Co. Ltd.*	119,269	485
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
South Korea – 10.4%continued
Samsung Life Insurance Co. Ltd.	15,856	$893
Samsung SDI Co. Ltd.	10,737	5,059
Samsung SDS Co. Ltd.	6,796	665
Samsung Securities Co. Ltd.	12,031	301
SD Biosensor, Inc.	6,698	161
Shinhan Financial Group Co. Ltd.	90,094	2,511
SK Biopharmaceuticals Co. Ltd.*	6,007	345
SK Bioscience Co. Ltd.*	4,442	261
SK Hynix, Inc.	106,558	6,414
SK IE Technology Co. Ltd.*	5,368	228
SK Innovation Co. Ltd.*	10,828	1,332
SK Square Co. Ltd.*	19,379	518
SK, Inc.	7,232	1,089
SKC Co. Ltd.	4,012	283
S-Oil Corp.	8,789	585
Woori Financial Group, Inc.	109,281	1,004
Yuhan Corp.*	10,505	477
		133,138
Taiwan – 13.1%
Accton Technology Corp.	96,000	732
Acer, Inc.	560,800	430
Advantech Co. Ltd.	84,793	912
ASE Technology Holding Co. Ltd.	638,928	1,950
Asia Cement Corp.	450,567	601
Asustek Computer, Inc.	136,546	1,192
AUO Corp.	1,294,172	631
Catcher Technology Co. Ltd.	128,111	704
Cathay Financial Holding Co. Ltd.	1,668,002	2,170
Chailease Holding Co. Ltd.	278,790	1,967
Chang Hwa Commercial Bank Ltd.	930,621	519
Cheng Shin Rubber Industry Co. Ltd.	366,184	404
China Airlines Ltd.	551,000	340
China Development Financial Holding Corp.	2,980,143	1,221
China Steel Corp.	2,303,156	2,232
Chunghwa Telecom Co. Ltd.	742,493	2,729
Compal Electronics, Inc.	817,759	613
CTBC Financial Holding Co. Ltd.	3,424,878	2,462
Delta Electronics, Inc.	380,343	3,543
E Ink Holdings, Inc.	165,000	863
E.Sun Financial Holding Co. Ltd.	2,508,089	1,962
Eclat Textile Co. Ltd.	37,182	599
eMemory Technology, Inc.	13,000	564
Eva Airways Corp.	482,000	441

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Taiwan – 13.1%continued
Evergreen Marine Corp. Taiwan Ltd.	197,556	$1,031
Far Eastern New Century Corp.	620,789	644
Far EasTone Telecommunications Co. Ltd.	317,345	680
Feng TAY Enterprise Co. Ltd.	82,928	557
First Financial Holding Co. Ltd.	2,065,286	1,780
Formosa Chemicals & Fibre Corp.	686,499	1,570
Formosa Petrochemical Corp.	221,487	578
Formosa Plastics Corp.	807,682	2,280
Fubon Financial Holding Co. Ltd.	1,452,224	2,659
Giant Manufacturing Co. Ltd.	58,857	384
Globalwafers Co. Ltd.	43,000	597
Hon Hai Precision Industry Co. Ltd.	2,435,942	7,914
Hotai Motor Co. Ltd.	56,900	1,088
Hua Nan Financial Holdings Co. Ltd.	1,731,210	1,264
Innolux Corp.	1,792,129	644
Inventec Corp.	472,314	403
Largan Precision Co. Ltd.	19,835	1,315
Lite-On Technology Corp.	396,964	824
MediaTek, Inc.	297,334	6,040
Mega Financial Holding Co. Ltd.	2,176,956	2,149
Micro-Star International Co. Ltd.	132,000	513
momo.com, Inc.	13,600	284
Nan Ya Plastics Corp.	928,951	2,145
Nan Ya Printed Circuit Board Corp.	44,000	325
Nanya Technology Corp.	236,071	393
Nien Made Enterprise Co. Ltd.	32,000	306
Novatek Microelectronics Corp.	111,850	1,147
Pegatron Corp.	386,594	798
PharmaEssentia Corp.*	37,000	574
Pou Chen Corp.	448,093	498
Powerchip Semiconductor Manufacturing Corp.	576,000	596
President Chain Store Corp.	113,220	1,000
Quanta Computer, Inc.	527,576	1,241
Realtek Semiconductor Corp.	88,457	808
Ruentex Development Co. Ltd.	335,983	472
Shanghai Commercial & Savings Bank (The) Ltd.	765,904	1,095
Shin Kong Financial Holding Co. Ltd.	2,575,907	735
SinoPac Financial Holdings Co. Ltd.	1,999,789	1,082
Synnex Technology International Corp.	259,940	500
Taishin Financial Holding Co. Ltd.	2,103,864	1,033
Taiwan Business Bank	1,161,000	489
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Taiwan – 13.1%continued
Taiwan Cement Corp.	1,198,311	$1,311
Taiwan Cooperative Financial Holding Co. Ltd.	1,913,500	1,618
Taiwan High Speed Rail Corp.	370,000	346
Taiwan Mobile Co. Ltd.	332,076	1,023
Taiwan Semiconductor Manufacturing Co. Ltd.	4,807,749	70,071
Unimicron Technology Corp.	245,000	955
Uni-President Enterprises Corp.	943,150	2,043
United Microelectronics Corp.*	2,315,043	3,042
Vanguard International Semiconductor Corp.	176,000	443
Voltronic Power Technology Corp.	13,000	652
Walsin Lihwa Corp.	511,986	786
Wan Hai Lines Ltd.	140,005	365
Win Semiconductors Corp.	62,000	275
Winbond Electronics Corp.	560,000	357
Wiwynn Corp.	16,000	415
WPG Holdings Ltd.	312,290	489
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	66,525	975
Yang Ming Marine Transport Corp.	347,000	739
Yuanta Financial Holding Co. Ltd.	1,950,811	1,377
Zhen Ding Technology Holding Ltd.	130,850	447
		167,945
Thailand – 2.1%
Advanced Info Service PCL (Registered)	194,000	1,092
Advanced Info Service PCL NVDR	38,199	215
Airports of Thailand PCL NVDR*	836,400	1,811
Asset World Corp. PCL NVDR	1,691,900	306
B Grimm Power PCL NVDR (Registered)	184,200	211
Bangkok Dusit Medical Services PCL NVDR	2,016,000	1,688
Bangkok Expressway & Metro PCL NVDR (Registered)	1,447,298	410
Berli Jucker PCL NVDR	216,100	220
BTS Group Holdings PCL NVDR	1,519,800	369
Bumrungrad Hospital PCL NVDR	118,087	721
Carabao Group PCL NVDR	54,700	152
Central Pattana PCL NVDR	387,900	794
Central Retail Corp. PCL NVDR (Registered)	351,358	467
Charoen Pokphand Foods PCL NVDR	762,457	545
CP ALL PCL (Registered)	905,200	1,784
CP ALL PCL NVDR	234,436	462

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Thailand – 2.1%continued
Delta Electronics Thailand PCL NVDR	60,900	$1,460
Electricity Generating PCL NVDR	55,500	276
Energy Absolute PCL NVDR	332,800	930
Global Power Synergy PCL NVDR	128,300	271
Gulf Energy Development PCL NVDR (Registered)	577,550	918
Home Product Center PCL NVDR	1,151,504	515
Indorama Ventures PCL NVDR	318,047	373
Intouch Holdings PCL NVDR	215,400	480
JMT Network Services PCL NVDR	136,500	272
Kasikornbank PCL NVDR	121,500	516
Krung Thai Bank PCL (Registered)	699,750	358
Krung Thai Bank PCL NVDR	80,993	41
Krungthai Card PCL NVDR	185,600	316
Land & Houses PCL NVDR	1,644,200	469
Minor International PCL NVDR*	614,630	572
Muangthai Capital PCL NVDR (Registered)	142,000	156
Osotspa PCL NVDR	319,500	261
PTT Exploration & Production PCL (Registered)	242,500	1,236
PTT Exploration & Production PCL NVDR	28,743	147
PTT Global Chemical PCL (Registered)	189,814	259
PTT Global Chemical PCL NVDR	252,176	344
PTT Oil & Retail Business PCL NVDR (Registered)	563,900	387
PTT PCL (Registered)	1,835,000	1,762
PTT PCL NVDR	116,100	112
Ratch Group PCL NVDR	210,500	260
SCB X PCL (Registered)	161,300	498
SCB X PCL NVDR	12,376	38
SCG Packaging PCL NVDR	254,300	418
Siam Cement (The) PCL (Registered)	51,000	504
Siam Cement (The) PCL NVDR	98,798	975
Srisawad Corp. PCL NVDR	132,300	186
Thai Oil PCL (Registered)	106,110	172
Thai Oil PCL NVDR	136,108	221
Thai Union Group PCL NVDR	524,100	256
True Corp. PCL NVDR	2,182,152	305
		27,511
Turkey – 0.7%
Akbank T.A.S.	602,770	630
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(3)	1	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)continued
Turkey – 0.7%continued
Aselsan Elektronik Sanayi Ve Ticaret A.S.	129,477	$428
BIM Birlesik Magazalar A.S.	88,876	651
Eregli Demir ve Celik Fabrikalari T.A.S.	269,973	596
Ford Otomotiv Sanayi A.S.	13,697	385
Haci Omer Sabanci Holding A.S.	206,545	498
Hektas Ticaret T.A.S.*	232,823	468
Is Gayrimenkul Yatirim Ortakligi A.S.(3) *	1	—
KOC Holding A.S.	147,916	662
Sasa Polyester Sanayi A.S.*	85,727	504
Turk Hava Yollari A.O.*	108,193	814
Turkcell Iletisim Hizmetleri A.S.	229,055	464
Turkiye Is Bankasi A.S., Class C	684,167	467
Turkiye Petrol Rafinerileri A.S.*	25,055	710
Turkiye Sise ve Cam Fabrikalari A.S.	270,401	621
Yapi ve Kredi Bankasi A.S.	595,073	373
		8,271
United Arab Emirates – 1.3%
Abu Dhabi Commercial Bank PJSC	538,366	1,318
Abu Dhabi Islamic Bank PJSC	289,466	717
Abu Dhabi National Oil Co. for Distribution PJSC	624,437	749
Aldar Properties PJSC	737,104	887
Dubai Islamic Bank PJSC	561,043	871
Emaar Properties PJSC	786,063	1,251
Emirates NBD Bank PJSC	369,824	1,307
Emirates Telecommunications Group Co. PJSC	678,902	4,222
First Abu Dhabi Bank PJSC	862,419	4,011
Multiply Group PJSC*	655,736	826
Q Holding PJSC*	387,412	422
		16,581
United Kingdom – 0.0%
Pepco Group N.V.*	29,207	262
United States – 0.1%
JBS S.A.	151,736	640
Legend Biotech Corp. ADR*	9,558	477
Parade Technologies Ltd.	15,000	377
		1,494
Total Common Stocks
(Cost $873,863)		1,206,075

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 2.0% (1)
Brazil – 1.2%
Banco Bradesco S.A.*	1,040,894	$3,018
Braskem S.A., Class A, 7.14%(6)	31,800	145
Centrais Eletricas Brasileiras S.A., Class B, 7.47%(6)	51,241	418
Cia Energetica de Minas Gerais, 2.06%(6)	271,210	570
Gerdau S.A., 23.56%(6)	223,661	1,236
Itau Unibanco Holding S.A.*	945,798	4,492
Itausa S.A.*	994,692	1,603
Petroleo Brasileiro S.A., 18.87%(6)	929,361	4,350
		15,832
Chile – 0.2%
Sociedad Quimica y Minera de Chile S.A., Class B, 3.89%(6)	27,873	2,254
Colombia – 0.0%
Bancolombia S.A., 9.30%(6)	88,236	629
Russia – 0.0%
Surgutneftegas PJSC, 18.10%(2) (6)	1,903,637	—
South Korea – 0.6%
Hyundai Motor Co., 6.82%(6)	4,516	265
Hyundai Motor Co. (2nd Preferred), 6.90%(6)	7,012	412
LG Chem Ltd., 4.34%(6)	1,501	332
Samsung Electronics Co. Ltd., 2.86%(6)	160,595	6,462
		7,471
Total Preferred Stocks
(Cost $22,246)		26,186

RIGHTS – 0.0%
Brazil – 0.0%
Localiza Rent a Car S.A.*	632	1
South Korea – 0.0%
Hanwha Solutions Corp.*	209	1
Lotte Chemical Corp.*	743	21
		22
Total Rights
(Cost $—)		23

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(7) (8)	42,535,965	$42,536
Total Investment Companies
(Cost $42,536)		42,536

Total Investments – 99.3%
(Cost $938,645)		1,274,820
Other Assets less Liabilities – 0.7%		8,347
Net Assets – 100.0%		$1,283,167

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Value rounds to less than one thousand.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(5)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of these restricted illiquid securities amounted to $0 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (NASDAQ Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR	5/11/07-10/28/09	80
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91

(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
EMERGING MARKETS EQUITY INDEX FUND continued

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	Hong Kong Dollar	12,253	United States Dollar	1,576	3/15/23	$4
Toronto-Dominion Bank	Taiwan Dollar	51,809	United States Dollar	1,709	3/15/23	10
Subtotal Appreciation						14
BNY Mellon	South African Rand	1,583	United States Dollar	91	3/15/23	(2)
Citibank	Brazilian Real	13,832	United States Dollar	2,550	3/15/23	(33)
Citibank	Indian Rupee	59,953	United States Dollar	720	3/15/23	(1)
Citibank	Korean Won	1,077,400	United States Dollar	824	3/15/23	(33)
Subtotal Depreciation						(69)
Total						$(55)
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	1,190	$57,084	Long	3/23	$(745)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Hong Kong Dollar	23.5%
Indian Rupee	13.8
Taiwan Dollar	13.3
Korean Won	11.0
United States Dollar	6.1
Brazilian Real	5.1
All other currencies less than 5%	26.5
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Chile	$4,633	$—	$—	$4,633
China	31,129	363,765	540	395,434
Egypt	847	244	—	1,091
Hong Kong	29	2,320	—	2,349
Mexico	29,224	—	—	29,224
Peru	2,205	—	—	2,205
Thailand	1,092	26,419	—	27,511
United States	477	1,017	—	1,494
All Other Countries(1)	—	742,134	—	742,134
Total Common Stocks	69,636	1,135,899	540	1,206,075
Preferred Stocks:
Chile	2,254	—	—	2,254
All Other Countries(1)	—	23,932	—	23,932
Total Preferred Stocks	2,254	23,932	—	26,186

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Rights:
Brazil	$1	$—	$—	$1
South Korea	—	22	—	22
Total Rights	1	22	—	23
Investment Companies	42,536	—	—	42,536
Total Investments	$114,427	$1,159,853	$540	$1,274,820
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$14	$—	$14
Liabilities
Forward Foreign Currency Exchange Contracts	—	(69)	—	(69)
Futures Contracts	(745)	—	—	(745)
Total Other Financial Instruments	$(745)	$(55)	$—	$(800)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$41,401	$447,692	$446,557	$429	$42,536	42,535,965
NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)
Australia – 4.4%
Abacus Property Group	243,322	$435
Arena REIT	207,158	534
BWP Trust	287,718	766
Centuria Industrial REIT	347,012	736
Centuria Office REIT	233,215	243
Charter Hall Long Wale REIT	371,417	1,107
Charter Hall Retail REIT	317,060	814
Charter Hall Social Infrastructure REIT	196,410	454
Dexus	636,131	3,344
Dexus Industria REIT	128,147	250
Goodman Group	1,004,737	11,804
GPT Group (The)	1,131,913	3,233
Growthpoint Properties Australia Ltd.	163,784	332
HMC Capital Ltd.	64,846	188
HomeCo Daily Needs REIT	858,903	751
Ingenia Communities Group	218,175	663
Lifestyle Communities Ltd.	55,469	719
Mirvac Group	2,332,333	3,379
National Storage REIT	650,749	1,023
Region RE Ltd.	674,264	1,243
Scentre Group	3,074,072	5,977
Stockland	1,410,531	3,483
Vicinity Ltd.	2,290,652	3,117
Waypoint REIT Ltd.	420,506	787
		45,382
Austria – 0.1%
CA Immobilien Anlagen A.G.	25,816	782
IMMOFINANZ A.G.*	19,853	247
		1,029
Belgium – 0.9%
Aedifica S.A.	23,807	1,937
Cofinimmo S.A.	17,843	1,603
Immobel S.A.	2,619	126
Intervest Offices & Warehouses N.V.	12,570	259
Montea N.V.	7,027	504
Retail Estates N.V.	6,172	411
Shurgard Self Storage S.A.	16,227	746
Warehouses De Pauw - C.V.A.	95,167	2,721
Xior Student Housing N.V.	14,488	450
		8,757
Brazil – 0.3%
Aliansce Sonae Shopping Centers S.A.	85,900	277
BR Malls Participacoes S.A.	473,113	745
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Brazil – 0.3%continued
BR Properties S.A.	109,652	$136
Iguatemi S.A.	128,800	65
Iguatemi S.A. (A Bolsa do Brasil Exchange)	129,400	453
JHSF Participacoes S.A.	200,963	191
LOG Commercial Properties e Participacoes S.A.	30,200	92
Multiplan Empreendimentos Imobiliarios S.A.*	170,872	710
		2,669
Canada – 1.5%
Allied Properties Real Estate Investment Trust	37,610	711
Artis Real Estate Investment Trust	32,666	217
Boardwalk Real Estate Investment Trust	13,384	489
BSR Real Estate Investment Trust	19,288	251
Canadian Apartment Properties REIT	48,903	1,542
Choice Properties Real Estate Investment Trust	92,001	1,003
Crombie Real Estate Investment Trust	28,281	331
CT Real Estate Investment Trust	32,051	369
Dream Industrial Real Estate Investment Trust	74,656	645
Dream Office Real Estate Investment Trust	13,959	154
First Capital Real Estate Investment Trust	63,583	789
Granite Real Estate Investment Trust	19,397	990
H&R Real Estate Investment Trust	75,012	671
InterRent Real Estate Investment Trust	41,739	395
Killam Apartment Real Estate Investment Trust	34,898	418
Minto Apartment Real Estate Investment Trust	10,902	113
Morguard North American Residential Real Estate Investment Trust	11,716	140
Nexus Industrial REIT	17,801	127
NorthWest Healthcare Properties Real Estate Investment Trust	71,163	499
Primaris Real Estate Investment Trust	29,782	322
RioCan Real Estate Investment Trust	86,308	1,347
Slate Grocery REIT, Class U	17,305	193
SmartCentres Real Estate Investment Trust	43,501	860
StorageVault Canada, Inc.	136,716	608

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Canada – 1.5%continued
Summit Industrial Income REIT	56,240	$942
Tricon Residential, Inc.	157,076	1,211
		15,337
Chile – 0.1%
Cencosud Shopping S.A.	307,357	485
Parque Arauco S.A.	296,897	379
Plaza S.A.	238,274	297
		1,161
China – 3.6%
Agile Group Holdings Ltd.*	701,226	205
C&D International Investment Group Ltd.	380,744	1,110
China Aoyuan Group Ltd.(2) *	767,000	72
China Evergrande Group(2) *	2,512,000	52
China Jinmao Holdings Group Ltd.	3,386,000	721
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	278,600	505
China Overseas Grand Oceans Group Ltd.	1,054,500	454
China Overseas Land & Investment Ltd.	2,276,542	6,009
China Resources Land Ltd.	1,906,155	8,658
China South City Holdings Ltd.*	2,842,000	202
China Vanke Co. Ltd., Class A	348,940	910
China Vanke Co. Ltd., Class H	1,016,141	2,037
CIFI Holdings Group Co. Ltd.	2,512,632	348
Country Garden Holdings Co. Ltd.	7,384,672	2,494
Dexin China Holdings Co. Ltd.*	542,000	52
Ganglong China Property Group Ltd.*	280,000	27
Gemdale Corp., Class A	163,300	239
Gemdale Properties & Investment Corp. Ltd.	3,134,000	255
Greentown China Holdings Ltd.	533,000	770
Guangzhou R&F Properties Co. Ltd., Class H*	965,802	232
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	119,100	151
Hopson Development Holdings Ltd.	515,695	503
Kaisa Group Holdings Ltd.(2) *	1,510,428	105
KWG Group Holdings Ltd.*	679,094	160
Longfor Group Holdings Ltd.	1,119,500	3,431
Midea Real Estate Holding Ltd.	201,600	308
Nam Tai Property, Inc.*	6,697	9
Poly Developments and Holdings Group Co. Ltd., Class A	432,800	942
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
China – 3.6%continued
Poly Property Group Co. Ltd.	1,042,000	$232
Powerlong Real Estate Holdings Ltd.	712,000	142
Radiance Holdings Group Co. Ltd.	498,000	241
Redco Properties Group Ltd.*	468,000	97
Seazen Group Ltd.*	1,165,904	425
Seazen Holdings Co. Ltd., Class A*	77,900	228
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	172,216	157
Shanghai Lingang Holdings Corp. Ltd., Class A	76,200	130
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	665,051	537
Shenzhen Investment Ltd.	1,551,191	266
Shimao Group Holdings Ltd.(2) *	817,369	313
Shui On Land Ltd.	2,102,777	267
Sino-Ocean Group Holding Ltd.	1,652,500	231
SOHO China Ltd.*	1,162,756	204
Sunac China Holdings Ltd.(2) *	2,210,050	717
Yanlord Land Group Ltd.	355,700	271
Yuexiu Property Co. Ltd.	831,288	998
		36,417
Egypt – 0.0%
Talaat Moustafa Group	571,552	231
Finland – 0.2%
Citycon OYJ*	51,123	343
Kojamo OYJ	82,047	1,215
		1,558
France – 1.4%
Altarea S.C.A.	2,481	335
Carmila S.A.*	34,652	495
Covivio	27,651	1,646
Gecina S.A.	26,991	2,750
ICADE	20,787	899
Klepierre S.A.*	128,532	2,973
Mercialys S.A.	45,029	472
Nexity S.A.	23,660	659
Unibail-Rodamco-Westfield*	69,890	3,647
		13,876
Germany – 1.7%
Aroundtown S.A.	602,894	1,407
DIC Asset A.G.	20,827	170
Grand City Properties S.A.	58,631	577
Hamborner REIT A.G.	40,802	294

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Germany – 1.7%continued
Instone Real Estate Group S.E.	27,585	$238
LEG Immobilien S.E.	44,319	2,888
Sirius Real Estate Ltd.	707,675	631
TAG Immobilien A.G.	106,180	688
Vonovia S.E.	427,504	10,075
		16,968
Greece – 0.0%
LAMDA Development S.A.*	40,165	251
Guernsey – 0.0%
Balanced Commercial Property Trust Ltd.	430,290	459
Hong Kong – 5.2%
Champion REIT	1,628,846	642
Chinese Estates Holdings Ltd.*	291,500	94
CK Asset Holdings Ltd.	1,187,500	7,311
Cosmopolitan International Holdings Ltd.*	990,000	209
Far East Consortium International Ltd.	746,687	178
Fortune Real Estate Investment Trust	881,000	716
Hang Lung Group Ltd.	493,000	906
Hang Lung Properties Ltd.	1,217,452	2,364
Henderson Land Development Co. Ltd.	858,555	2,998
Hongkong Land Holdings Ltd.	663,118	3,041
Hysan Development Co. Ltd.	371,045	1,197
K Wah International Holdings Ltd.	674,802	234
Kerry Properties Ltd.	351,099	765
Link REIT	1,254,126	9,208
Prosperity REIT	752,000	192
Shun Tak Holdings Ltd.*	840,000	181
Sino Land Co. Ltd.	2,059,744	2,565
Sun Hung Kai Properties Ltd.	860,425	11,775
Sunlight Real Estate Investment Trust	612,000	264
Swire Properties Ltd.	690,600	1,747
Wharf Real Estate Investment Co. Ltd.	991,317	5,780
Yuexiu Real Estate Investment Trust	1,415,940	357
		52,724
India – 0.8%
Brigade Enterprises Ltd.	70,659	396
Brookfield India Real Estate Trust	66,259	231
DLF Ltd.	362,822	1,645
Embassy Office Parks REIT	257,945	1,047
Godrej Properties Ltd.*	75,487	1,113
Indiabulls Real Estate Ltd.*	264,551	258
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
India – 0.8%continued
Mahindra Lifespace Developers Ltd.	45,500	$200
Mindspace Business Parks REIT	88,137	356
NESCO Ltd.	10,038	74
Oberoi Realty Ltd.	77,172	810
Phoenix Mills (The) Ltd.	58,784	1,010
Prestige Estates Projects Ltd.	85,823	479
Sunteck Realty Ltd.	31,233	124
		7,743
Indonesia – 0.1%
Ciputra Development Tbk PT	5,344,036	323
Lippo Karawaci Tbk PT*	19,216,210	97
Pakuwon Jati Tbk PT	9,567,540	280
Rimo International Lestari Tbk PT(2) *	42,545,100	68
Summarecon Agung Tbk PT	6,073,796	236
		1,004
Ireland – 0.0%
Irish Residential Properties REIT PLC	264,105	315
Israel – 0.8%
AFI Properties Ltd.*	3,029	89
Africa Israel Residences Ltd.	3,876	172
Amot Investments Ltd.	140,410	825
Azrieli Group Ltd.	25,472	1,692
Blue Square Real Estate Ltd.	2,832	167
Electra Real Estate Ltd.	15,939	153
Israel Canada T.R Ltd.	73,144	159
Israel Land Development (The) Co. Ltd.	10,105	112
Isras Investment Co. Ltd.	1,184	227
Mega Or Holdings Ltd.	14,554	402
Melisron Ltd.	14,239	1,019
Mivne Real Estate KD Ltd.	340,056	1,083
Prashkovsky Investments and Construction Ltd.	4,581	106
Property & Building Corp. Ltd.*	1,473	80
Reit 1 Ltd.	116,184	575
Sella Capital Real Estate Ltd.	127,414	299
Summit Real Estate Holdings Ltd.	21,387	270
YH Dimri Construction & Development Ltd.	4,381	272
		7,702
Italy – 0.0%
Cromwell European Real Estate Investment Trust	203,271	326

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 10.1%
Activia Properties, Inc.	407	$1,277
Advance Logistics Investment Corp.	350	385
Advance Residence Investment Corp.	776	2,004
Aeon Mall Co. Ltd.	61,966	800
AEON REIT Investment Corp.	956	1,122
Comforia Residential REIT, Inc.	389	877
CRE Logistics REIT, Inc.	328	459
Daiwa House Industry Co. Ltd.	355,400	8,155
Daiwa House REIT Investment Corp.	1,305	2,913
Daiwa Office Investment Corp.	189	919
Daiwa Securities Living Investments Corp.	1,134	990
Frontier Real Estate Investment Corp.	290	1,128
Fukuoka REIT Corp.	389	505
Global One Real Estate Investment Corp.	562	461
GLP J-REIT	2,545	2,928
Goldcrest Co. Ltd.	8,800	113
Hankyu Hanshin REIT, Inc.	362	421
Heiwa Real Estate Co. Ltd.	18,900	524
Heiwa Real Estate REIT, Inc.	573	660
Hoshino Resorts REIT, Inc.	147	792
Hulic Co. Ltd.	227,540	1,791
Hulic REIT, Inc.	755	940
Ichigo Office REIT Investment Corp.	740	478
Ichigo, Inc.	155,400	335
Industrial & Infrastructure Fund Investment Corp.	1,154	1,335
Invincible Investment Corp.	3,658	1,414
Japan Excellent, Inc.	730	729
Japan Hotel REIT Investment Corp.	2,686	1,580
Japan Logistics Fund, Inc.	507	1,210
Japan Metropolitan Fund Invest	4,133	3,285
Japan Prime Realty Investment Corp.	498	1,400
Japan Real Estate Investment Corp.	746	3,267
Katitas Co. Ltd.	30,400	699
Keihanshin Building Co. Ltd.	17,300	168
Kenedix Office Investment Corp.	504	1,225
Kenedix Residential Next Investment Corp.	598	934
Kenedix Retail REIT Corp.	352	681
LaSalle Logiport REIT	1,050	1,281
Leopalace21 Corp.*	102,200	224
Mirai Corp.	1,090	374
Mitsubishi Estate Co. Ltd.	702,480	9,091
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Japan – 10.1%continued
Mitsubishi Estate Logistics REIT Investment Corp.	287	$920
Mitsui Fudosan Co. Ltd.	538,162	9,832
Mitsui Fudosan Logistics Park, Inc.	322	1,180
Mori Hills REIT Investment Corp.	899	1,075
Mori Trust Hotel Reit, Inc.	196	201
Mori Trust Sogo Reit, Inc.	600	670
Nippon Accommodations Fund, Inc.	297	1,364
Nippon Building Fund, Inc.	907	4,050
Nippon Prologis REIT, Inc.	1,266	2,965
NIPPON REIT Investment Corp.	259	683
Nomura Real Estate Holdings, Inc.	71,300	1,524
Nomura Real Estate Master Fund, Inc.	2,510	3,117
NTT UD REIT Investment Corp.	846	884
One REIT, Inc.	148	283
Orix JREIT, Inc.	1,551	2,199
SAMTY Co. Ltd.	13,400	217
Samty Residential Investment Corp.	218	192
Sekisui House Reit, Inc.	2,471	1,400
SOSiLA Logistics REIT, Inc.	393	410
Star Asia Investment Corp.	1,030	432
Starts Proceed Investment Corp.	130	234
Sumitomo Realty & Development Co. Ltd.	183,725	4,326
Sun Frontier Fudousan Co. Ltd.	14,800	123
Takara Leben Real Estate Investment Corp.	377	285
TKP Corp.*	10,400	228
TOC Co. Ltd.	19,100	98
Tokyo Tatemono Co. Ltd.	112,700	1,364
Tokyu REIT, Inc.	512	807
Tosei Corp.	16,100	166
United Urban Investment Corp.	1,769	2,023
		103,126
Kuwait – 0.1%
Mabanee Co. KPSC	368,241	1,019
National Real Estate Co. KPSC*	617,449	253
		1,272
Malaysia – 0.2%
Axis Real Estate Investment Trust	801,000	325
IGB Real Estate Investment Trust	929,200	348
IOI Properties Group Bhd.	778,800	187
Matrix Concepts Holdings Bhd.	406,200	136
Sime Darby Property Bhd.	1,331,200	136

NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Malaysia – 0.2%continued
SP Setia Bhd. Group	969,669	$131
Sunway Real Estate Investment Trust	983,000	325
		1,588
Mexico – 0.6%
Concentradora Fibra Danhos S.A. de C.V.	177,553	213
Corp. Inmobiliaria Vesta S.A.B. de C.V.	374,700	888
FIBRA Macquarie Mexico	450,420	663
Fibra Uno Administracion S.A. de C.V.	1,835,633	2,167
Prologis Property Mexico S.A. de C.V.	365,718	1,042
TF Administradora Industrial S de RL de C.V.	458,500	657
		5,630
Netherlands – 0.1%
Eurocommercial Properties N.V.	25,395	613
NSI N.V.	11,511	286
Vastned Retail N.V.	6,459	146
Wereldhave N.V.	19,576	262
		1,307
New Zealand – 0.2%
Argosy Property Ltd.	516,836	383
Goodman Property Trust	627,338	800
Kiwi Property Group Ltd.	951,733	550
Precinct Properties New Zealand Ltd.	783,092	627
		2,360
Norway – 0.0%
Entra ASA	38,456	416
Philippines – 0.8%
AREIT, Inc.	291,300	185
Ayala Land, Inc.	4,424,981	2,462
Filinvest REIT Corp.	1,163,400	115
Megaworld Corp.	5,864,001	211
MREIT, Inc.	560,500	146
RL Commercial REIT, Inc.	2,488,000	261
Robinsons Land Corp.	1,009,896	272
SM Prime Holdings, Inc.	6,870,153	4,352
		8,004
Qatar – 0.1%
Barwa Real Estate Co.	1,106,057	874
United Development Co. QSC	1,052,633	375
		1,249
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Romania – 0.2%
NEPI Rockcastle N.V.	275,252	$1,675
Russia – 0.0%
LSR Group PJSC(2) *	30,351	—
Saudi Arabia – 0.2%
Arriyadh Development Co.	53,182	256
Dar Al Arkan Real Estate Development Co.*	317,366	983
Emaar Economic City*	236,287	525
Jadwa REIT Saudi Fund	104,692	360
Saudi Real Estate Co.*	92,355	280
		2,404
Singapore – 3.0%
AIMS APAC REIT	325,200	301
CapitaLand Ascendas REIT	1,991,734	4,078
CapitaLand Ascott Trust	1,214,914	953
CapitaLand China Trust	711,827	595
Capitaland India Trust	543,700	459
CapitaLand Integrated Commercial Trust	3,140,314	4,788
CDL Hospitality Trusts	504,753	472
City Developments Ltd.	246,300	1,508
Digital Core REIT Management Pte Ltd.	487,600	266
ESR-LOGOS REIT	2,985,596	822
Far East Hospitality Trust	562,203	259
Frasers Centrepoint Trust	609,709	957
Frasers Hospitality Trust	431,800	144
Frasers Logistics & Commercial Trust	1,780,746	1,539
Keppel DC REIT	823,434	1,089
Keppel Pacific Oak U.S. REIT	498,700	229
Keppel REIT	1,120,120	762
Lendlease Global Commercial REIT	1,038,066	547
Manulife U.S. Real Estate Investment Trust	977,503	293
Mapletree Industrial Trust	1,204,332	1,998
Mapletree Logistics Trust	2,022,691	2,404
Mapletree Pan Asia Commercial Trust	1,402,161	1,750
OUE Commercial Real Estate Investment Trust	1,249,700	311
Parkway Life Real Estate Investment Trust	232,700	653
Prime U.S. REIT	364,100	147
Sasseur Real Estate Investment Trust	299,700	168
SPH REIT	651,900	436
Starhill Global REIT	871,690	351

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Singapore – 3.0%continued
Suntec Real Estate Investment Trust	1,382,491	$1,425
UOL Group Ltd.	279,397	1,403
		31,107
South Africa – 0.5%
Equites Property Fund Ltd.	445,061	438
Fortress REIT Ltd., Class A*	701,077	434
Fortress REIT Ltd., Class B*	573,997	161
Growthpoint Properties Ltd.	2,066,789	1,757
Hyprop Investments Ltd.	199,804	396
Investec Property Fund Ltd.	340,836	192
Redefine Properties Ltd.	4,054,020	1,009
Resilient REIT Ltd.	191,063	605
Vukile Property Fund Ltd.	471,265	367
		5,359
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	80,276	255
JR Global Reit	79,639	266
LOTTE REIT Co. Ltd.	72,143	228
SK D&D Co. Ltd.	4,890	78
SK REITs Co. Ltd.	38,596	169
		996
Spain – 0.3%
Inmobiliaria Colonial Socimi S.A.	174,499	1,127
Lar Espana Real Estate Socimi S.A.	31,567	143
Merlin Properties Socimi S.A.	198,056	1,866
		3,136
Sweden – 1.5%
Atrium Ljungberg AB, Class B	26,854	441
Castellum AB	151,740	1,831
Catena AB	18,765	699
Cibus Nordic Real Estate AB	25,995	358
Corem Property Group AB, Class B	335,028	271
Dios Fastigheter AB	51,497	373
Fabege AB	154,193	1,316
Fastighets AB Balder, Class B*	378,206	1,770
Hufvudstaden AB, Class A	66,528	948
K-fast Holding AB*	30,895	70
Neobo Fastigheter AB*	65,634	123
Nyfosa AB	98,071	760
Pandox AB*	55,512	621
Platzer Fastigheter Holding AB, Class B	34,742	274
Sagax AB, Class B	112,749	2,568
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Sweden – 1.5%continued
Samhallsbyggnadsbolaget i Norden AB	639,121	$1,073
Samhallsbyggnadsbolaget i Norden AB, Class D	81,168	147
Wallenstam AB, Class B	212,440	898
Wihlborgs Fastigheter AB	160,994	1,217
		15,758
Switzerland – 1.1%
Allreal Holding A.G. (Registered)	8,942	1,456
Intershop Holding A.G.	671	438
IWG PLC*	447,761	898
Mobimo Holding A.G. (Registered)	4,388	1,117
PSP Swiss Property A.G. (Registered)	27,147	3,192
Swiss Prime Site A.G. (Registered)	45,328	3,936
		11,037
Taiwan – 0.4%
Cathay Real Estate Development Co. Ltd.	278,000	138
Chong Hong Construction Co. Ltd.	98,000	235
Farglory Land Development Co. Ltd.	166,000	307
Highwealth Construction Corp.	613,268	801
Huaku Development Co. Ltd.	141,000	408
Kindom Development Co. Ltd.	207,900	197
Prince Housing & Development Corp.	502,000	171
Ruentex Development Co. Ltd.	1,040,950	1,464
		3,721
Thailand – 0.7%
Amata Corp. PCL NVDR	458,235	282
AP Thailand PCL (Registered)	441,405	148
AP Thailand PCL NVDR	993,904	333
Central Pattana PCL (Registered)	581,626	1,192
Central Pattana PCL NVDR	617,098	1,263
Land & Houses PCL NVDR	4,956,600	1,414
Origin Property PCL NVDR	475,400	166
Pruksa Holding PCL NVDR	409,300	156
Quality Houses PCL NVDR	4,349,400	289
Sansiri PCL NVDR	6,961,466	354
SC Asset Corp. PCL (Registered)	747,984	91
SC Asset Corp. PCL NVDR	332,924	41
Singha Estate PCL NVDR*	1,380,800	74
Supalai PCL (Registered)	280,445	197

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
Thailand – 0.7%continued
Supalai PCL NVDR	577,900	$405
WHA Corp. PCL NVDR	4,838,700	570
		6,975
Turkey – 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.*	241,574	137
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	528,732	161
		298
United Arab Emirates – 0.3%
Aldar Properties PJSC	2,285,711	2,750
United Kingdom – 3.4%
Assura PLC	1,788,065	1,179
Big Yellow Group PLC	104,830	1,455
British Land (The) Co. PLC	516,872	2,472
Capital & Counties Properties PLC	437,282	563
Civitas Social Housing PLC	372,456	284
CLS Holdings PLC	109,776	212
Custodian Property Income REIT PLC	258,043	291
Derwent London PLC	59,040	1,692
Empiric Student Property PLC	356,347	363
Grainger PLC	431,986	1,312
Great Portland Estates PLC	130,359	778
Hammerson PLC	2,179,262	626
Helical PLC	65,209	263
Home Reit PLC	484,349	223
Impact Healthcare REIT PLC	181,679	230
Land Securities Group PLC	422,823	3,180
LondonMetric Property PLC	561,324	1,168
LXI REIT PLC	946,440	1,287
Picton Property Income (The) Ltd.	315,890	305
Primary Health Properties PLC	768,133	1,030
PRS REIT (The) PLC	317,619	341
Regional REIT Ltd.	244,492	174
Safestore Holdings PLC	127,172	1,454
Segro PLC	716,007	6,619
Shaftesbury PLC	114,667	507
Supermarket Income Reit PLC	746,352	926
Target Healthcare REIT PLC	362,176	351
Tritax Big Box REIT PLC	1,114,518	1,870
UK Commercial Property REIT Ltd.	477,730	336
UNITE Group (The) PLC	203,575	2,242
Urban Logistics REIT PLC	284,949	464
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United Kingdom – 3.4%continued
Warehouse Reit PLC	233,910	$295
Workspace Group PLC	84,035	451
		34,943
United States – 53.0%
Acadia Realty Trust	57,558	826
Agree Realty Corp.	47,335	3,358
Alexander's, Inc.	1,333	293
Alexandria Real Estate Equities, Inc.	92,047	13,409
American Assets Trust, Inc.	31,179	826
American Homes 4 Rent, Class A	185,800	5,600
Americold Realty Trust, Inc.	160,000	4,530
Apartment Income REIT Corp.	92,184	3,163
Apartment Investment and Management Co., Class A	91,386	651
Apple Hospitality REIT, Inc.	128,706	2,031
AvalonBay Communities, Inc.	83,077	13,419
Boston Properties, Inc.	88,363	5,972
Brandywine Realty Trust	104,066	640
Brixmor Property Group, Inc.	177,299	4,019
Broadstone Net Lease, Inc.	103,171	1,672
Camden Property Trust	60,068	6,720
CareTrust REIT, Inc.	58,595	1,089
CBL & Associates Properties, Inc.	7,998	185
Centerspace	9,131	536
Chatham Lodging Trust	28,481	349
City Office REIT, Inc.	26,010	218
Community Healthcare Trust, Inc.	13,997	501
Corporate Office Properties Trust	67,416	1,749
Cousins Properties, Inc.	88,702	2,243
CubeSmart	133,274	5,364
DiamondRock Hospitality Co.	127,489	1,044
Digital Realty Trust, Inc.	170,773	17,123
DigitalBridge Group, Inc.	96,087	1,051
Douglas Emmett, Inc.	105,612	1,656
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	51,948	741
EastGroup Properties, Inc.	25,853	3,828
Elme Communities	50,762	904
Empire State Realty Trust, Inc., Class A	84,086	567
Equinix, Inc.	54,123	35,452
Equity Commonwealth	66,032	1,649
Equity Commonwealth - (Fractional Shares)(2)	75,000	—
Equity LifeStyle Properties, Inc.	104,940	6,779

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 53.0%continued
Equity Residential	212,304	$12,526
Essex Property Trust, Inc.	38,677	8,196
Extra Space Storage, Inc.	79,578	11,712
Federal Realty Investment Trust	43,164	4,361
First Industrial Realty Trust, Inc.	78,735	3,800
Four Corners Property Trust, Inc.	48,972	1,270
FRP Holdings, Inc.*	3,740	201
Getty Realty Corp.	23,847	807
Gladstone Commercial Corp.	23,642	437
Global Medical REIT, Inc.	37,295	354
Global Net Lease, Inc.	62,857	790
Healthcare Realty Trust, Inc.	225,480	4,345
Healthpeak Properties, Inc.	320,165	8,027
Highwoods Properties, Inc.	61,691	1,726
Host Hotels & Resorts, Inc.	424,759	6,817
Howard Hughes (The) Corp.*	22,448	1,716
Hudson Pacific Properties, Inc.	82,250	800
Independence Realty Trust, Inc.	131,265	2,213
Indus Realty Trust, Inc.	2,533	161
Industrial Logistics Properties Trust	41,667	136
Innovative Industrial Properties, Inc.	16,810	1,704
InvenTrust Properties Corp.	40,420	957
Invitation Homes, Inc.	362,587	10,747
Iron Mountain, Inc.	172,713	8,610
JBG SMITH Properties	61,733	1,172
Kennedy-Wilson Holdings, Inc.	74,424	1,171
Kilroy Realty Corp.	62,229	2,406
Kimco Realty Corp.	366,874	7,770
Kite Realty Group Trust	130,725	2,752
Life Storage, Inc.	50,117	4,937
LTC Properties, Inc.	24,356	865
LXP Industrial Trust	167,708	1,680
Macerich (The) Co.	129,185	1,455
Medical Properties Trust, Inc.	355,212	3,957
Mid-America Apartment Communities, Inc.	68,558	10,763
National Health Investors, Inc.	26,875	1,403
National Retail Properties, Inc.	105,057	4,807
National Storage Affiliates Trust	51,525	1,861
Necessity Retail REIT (The), Inc.	79,545	472
NETSTREIT Corp.	29,898	548
NexPoint Residential Trust, Inc.	13,919	606
Office Properties Income Trust	29,730	397
Omega Healthcare Investors, Inc.	138,922	3,883
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 53.0%continued
One Liberty Properties, Inc.	10,362	$230
Orion Office REIT, Inc.	34,394	294
Paramount Group, Inc.	108,957	647
Park Hotels & Resorts, Inc.	133,785	1,577
Pebblebrook Hotel Trust	79,366	1,063
Phillips Edison & Co., Inc.	69,813	2,223
Physicians Realty Trust	135,745	1,964
Piedmont Office Realty Trust, Inc., Class A	71,135	652
Plymouth Industrial REIT, Inc.	24,533	471
Prologis, Inc.	548,490	61,831
Public Storage	93,901	26,310
Realty Income Corp.	366,882	23,271
Regency Centers Corp.	91,363	5,710
Retail Opportunity Investments Corp.	75,116	1,129
Rexford Industrial Realty, Inc.	101,501	5,546
RLJ Lodging Trust	98,219	1,040
RPT Realty	47,483	477
Ryman Hospitality Properties, Inc.	31,025	2,537
Sabra Health Care REIT, Inc.	138,873	1,726
Saul Centers, Inc.	8,383	341
Seritage Growth Properties, Class A*	22,147	262
Service Properties Trust	98,456	718
Simon Property Group, Inc.	194,467	22,846
SITE Centers Corp.	112,844	1,541
SL Green Realty Corp.	37,867	1,277
Spirit Realty Capital, Inc.	80,514	3,215
St. Joe (The) Co.	19,370	749
STAG Industrial, Inc.	106,217	3,432
STORE Capital Corp.	151,137	4,845
Summit Hotel Properties, Inc.	63,363	458
Sun Communities, Inc.	73,221	10,471
Sunstone Hotel Investors, Inc.	125,435	1,212
Tanger Factory Outlet Centers, Inc.	62,806	1,127
Terreno Realty Corp.	44,771	2,546
UDR, Inc.	192,819	7,468
UMH Properties, Inc.	31,660	510
Universal Health Realty Income Trust	7,992	381
Urban Edge Properties	68,613	967
Urstadt Biddle Properties, Inc., Class A	17,618	334
Ventas, Inc.	237,366	10,693
Veris Residential, Inc.*	46,334	738
Vornado Realty Trust	97,567	2,030
Welltower, Inc.	275,271	18,044

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.0% (1)continued
United States – 53.0%continued
WeWork, Inc., Class A	111,395	$159
Whitestone REIT	28,830	278
WP Carey, Inc.	114,547	8,952
Xenia Hotels & Resorts, Inc.	68,829	907
		540,674
Total Common Stocks
(Cost $810,213)		999,694

INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(3) (4)	9,849,798	9,850
Total Investment Companies
(Cost $9,850)		9,850

Total Investments – 99.0%
(Cost $820,063)		1,009,544
Other Assets less Liabilities – 1.0%		10,108
Net Assets – 100.0%		$1,019,652

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	United States Dollar	191	Singapore Dollar	259	3/15/23	$2
BNY Mellon	Hong Kong Dollar	1,145	United States Dollar	147	3/15/23	—*
Citibank	British Pound	264	United States Dollar	322	3/15/23	3
Citibank	United States Dollar	246	Australian Dollar	366	3/15/23	4
Subtotal Appreciation						9
BNP	Swiss Franc	390	United States Dollar	423	3/15/23	(2)
BNY Mellon	Norwegian Krone	590	United States Dollar	60	3/15/23	—*
Toronto-Dominion Bank	Japanese Yen	55,130	United States Dollar	407	3/15/23	(17)
UBS	Canadian Dollar	80	United States Dollar	58	3/15/23	(1)
UBS	Euro	1,291	United States Dollar	1,380	3/15/23	(9)
UBS	United States Dollar	16	Swedish Krona	169	3/15/23	—*
Subtotal Depreciation						(29)
Total						$(20)

*	Amounts round to less than a thousand.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	12	$2,317	Long	3/23	$12
E-Mini S&P MidCap 400 (United States Dollar)	34	8,305	Long	3/23	60
MSCI EAFE Index (United States Dollar)	53	5,166	Long	3/23	(11)

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	61	$2,926	Long	3/23	$(12)
S&P/TSX 60 Index (Canadian Dollar)	9	1,555	Long	3/23	(2)
Total					$47
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	54.5%
Japanese Yen	10.1
Hong Kong Dollar	8.0
All other currencies less than 5%	26.4
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$15,337	$—	$—	$15,337
Chile	1,161	—	—	1,161
China	9	35,149	1,259	36,417
Egypt	231	—	—	231
Indonesia	—	936	68	1,004
Mexico	5,630	—	—	5,630
United States	540,674	—	—	540,674
All Other Countries(1)	—	399,240	—	399,240
Total Common Stocks	563,042	435,325	1,327	999,694
Investment Companies	9,850	—	—	9,850
Total Investments	$572,892	$435,325	$1,327	$1,009,544
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$9	$—	$9
Futures Contracts	72	—	—	72
Liabilities
Forward Foreign Currency Exchange Contracts	—	(29)	—	(29)
Futures Contracts	(25)	—	—	(25)
Total Other Financial Instruments	$47	$(20)	$—	$27

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$23,490	$170,543	$184,183	$139	$9,850	9,849,798
NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)
Australia – 2.2%
ANZ Group Holdings Ltd.	155,236	$2,501
APA Group	63,332	464
Aristocrat Leisure Ltd.	30,429	628
ASX Ltd.	10,787	495
Aurizon Holdings Ltd.	88,452	223
BlueScope Steel Ltd.	28,106	320
Brambles Ltd.	73,062	600
Cochlear Ltd.	3,576	497
Coles Group Ltd.	68,328	774
Commonwealth Bank of Australia	87,987	6,142
Dexus	63,946	336
Endeavour Group Ltd.	71,197	309
Fortescue Metals Group Ltd.	87,865	1,225
Goodman Group	84,977	998
GPT Group (The)	113,736	325
IDP Education Ltd.	11,374	210
Lendlease Corp. Ltd.	28,799	154
Macquarie Group Ltd.	18,806	2,135
Mineral Resources Ltd.	8,842	465
Mirvac Group	179,783	260
Newcrest Mining Ltd.	43,434	606
Northern Star Resources Ltd.	63,679	466
Orica Ltd.	21,252	217
QBE Insurance Group Ltd.	75,645	691
Ramsay Health Care Ltd.	9,727	430
REA Group Ltd.	2,523	190
Santos Ltd.	164,953	809
Scentre Group	268,045	521
SEEK Ltd.	20,322	289
Sonic Healthcare Ltd.	22,035	449
Stockland	136,456	337
Suncorp Group Ltd.	68,101	558
Telstra Group Ltd.	225,878	613
Transurban Group	160,099	1,414
Vicinity Ltd.	207,672	283
Woodside Energy Group Ltd.	98,759	2,390
		29,324
Austria – 0.1%
Mondi PLC	26,062	443
OMV A.G.	7,774	402
Verbund A.G.	3,609	304
voestalpine A.G.	6,562	173
		1,322
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Belgium – 0.1%
D'ieteren Group	1,228	$236
KBC Group N.V.	12,306	790
Solvay S.A., Class A	4,034	409
Umicore S.A.	10,697	395
		1,830
Brazil – 0.2%
MercadoLibre, Inc.*	2,352	1,990
Wheaton Precious Metals Corp.	23,181	906
		2,896
Canada – 3.3%
Agnico Eagle Mines Ltd.	23,938	1,244
Alimentation Couche-Tard, Inc.	42,138	1,852
Aurora Cannabis, Inc.(2) *	1	—
Bank of Montreal	34,597	3,134
Bank of Nova Scotia (The)	63,132	3,093
Brookfield Corp.	72,593	2,283
CAE, Inc.*	16,897	327
Cameco Corp.	22,754	516
Canadian Apartment Properties REIT	3,165	100
Canadian National Railway Co.	30,885	3,669
Canadian Tire Corp. Ltd., Class A	3,245	339
Dollarama, Inc.	14,314	837
Enbridge, Inc.	104,962	4,102
FirstService Corp.	2,252	276
Fortis, Inc.	23,955	959
Gildan Activewear, Inc.	10,100	277
Hydro One Ltd.	16,312	437
Intact Financial Corp.	9,156	1,318
Ivanhoe Mines Ltd., Class A*	30,369	240
Keyera Corp.	12,803	280
Kinross Gold Corp.	75,131	306
Magna International, Inc.	14,475	813
Metro, Inc.	12,212	676
National Bank of Canada	17,436	1,175
Northland Power, Inc.	11,396	313
Nutrien Ltd.	28,031	2,046
Open Text Corp.	13,544	401
Parkland Corp.	7,890	173
Pembina Pipeline Corp.	28,413	964
Power Corp. of Canada	28,333	666
Ritchie Bros. Auctioneers, Inc.	5,771	333
Rogers Communications, Inc., Class B	18,293	856
Shopify, Inc., Class A*	61,176	2,124

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Canada – 3.3%continued
TELUS Corp.	26,255	$507
Thomson Reuters Corp.	8,840	1,008
Toromont Industries Ltd.	3,978	287
Toronto-Dominion Bank (The)	94,619	6,127
		44,058
Chile – 0.1%
Antofagasta PLC	19,676	365
Lundin Mining Corp.	32,193	198
		563
China – 0.4%
BOC Hong Kong Holdings Ltd.	186,500	634
NXP Semiconductors N.V.	13,817	2,183
Prosus N.V.*	43,200	2,966
		5,783
Denmark – 1.4%
AP Moller - Maersk A/S, Class A	142	315
AP Moller - Maersk A/S, Class B	281	631
Chr Hansen Holding A/S	5,727	413
Coloplast A/S, Class B	6,344	743
Demant A/S*	4,259	119
Genmab A/S*	3,424	1,450
Novo Nordisk A/S, Class B	85,904	11,632
Novozymes A/S, Class B	10,457	531
Orsted A/S(3)	9,647	875
Pandora A/S	5,053	357
Vestas Wind Systems A/S	51,760	1,512
		18,578
Finland – 0.5%
Elisa OYJ	6,809	361
Kesko OYJ, Class B	12,411	275
Neste OYJ	22,477	1,038
Nordea Bank Abp	173,763	1,858
Orion OYJ, Class B	5,925	325
Sampo OYJ, Class A	25,051	1,310
Stora Enso OYJ (Registered)	30,772	435
UPM-Kymmene OYJ	27,535	1,032
Wartsila OYJ Abp	21,234	179
		6,813
France – 3.6%
Accor S.A.*	8,443	210
Air Liquide S.A.	27,161	3,863
Alstom S.A.	15,773	387
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
France – 3.6%continued
AXA S.A.	96,867	$2,700
BioMerieux	2,338	246
BNP Paribas S.A.	57,429	3,268
Bouygues S.A.	12,784	383
Bureau Veritas S.A.	14,932	393
Carrefour S.A.	30,043	503
Cie Generale des Etablissements Michelin S.C.A.	33,900	943
Covivio	3,139	187
Danone S.A.	32,750	1,725
Eiffage S.A.	4,258	420
EssilorLuxottica S.A.	15,175	2,763
Gecina S.A.	2,796	285
Kering S.A.	3,855	1,973
Klepierre S.A.*	12,112	280
L'Oreal S.A.	12,567	4,508
LVMH Moet Hennessy Louis Vuitton S.E.	14,390	10,454
Orange S.A.	100,074	995
Publicis Groupe S.A.	12,133	770
SEB S.A.	1,587	133
Societe Generale S.A.	40,675	1,021
Teleperformance	2,986	713
TotalEnergies S.E.	129,070	8,056
Unibail-Rodamco-Westfield*	5,402	282
Valeo	11,904	212
Vivendi S.E.	33,016	316
Worldline S.A.(3) *	12,887	503
		48,492
Germany – 1.6%
adidas A.G.	8,715	1,190
Allianz S.E. (Registered)	21,102	4,537
Bayerische Motoren Werke A.G.	16,802	1,500
Beiersdorf A.G.	5,370	616
Brenntag S.E.	7,546	482
Carl Zeiss Meditec A.G. (Bearer)	2,270	286
Commerzbank A.G.*	54,549	516
Deutsche Boerse A.G.	9,716	1,676
Evonik Industries A.G.	12,903	248
GEA Group A.G.	8,673	354
HeidelbergCement A.G.	7,329	418
HelloFresh S.E.*	7,010	154
Henkel A.G. & Co. KGaA	4,806	310
LEG Immobilien S.E.	4,453	290
Merck KGaA	6,530	1,265

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Germany – 1.6%continued
MTU Aero Engines A.G.	2,863	$620
Puma S.E.	6,249	379
SAP S.E.	54,085	5,582
Symrise A.G.	7,066	769
Telefonica Deutschland Holding A.G.	51,399	127
Zalando S.E.(3) *	12,219	433
		21,752
Hong Kong – 0.9%
AIA Group Ltd.	618,800	6,818
CK Infrastructure Holdings Ltd.	36,500	191
Hang Seng Bank Ltd.	41,478	687
HKT Trust & HKT Ltd.	197,000	241
Hong Kong & China Gas Co. Ltd.	536,462	510
MTR Corp. Ltd.	82,126	435
Prudential PLC	145,513	1,969
Sino Land Co. Ltd.	171,918	214
Swire Pacific Ltd., Class A	25,000	219
Swire Properties Ltd.	67,278	170
WH Group Ltd.(3)	402,500	234
		11,688
Ireland – 0.2%
CRH PLC	38,344	1,518
Kerry Group PLC, Class A	8,700	785
Kingspan Group PLC	7,435	400
Smurfit Kappa Group PLC	13,949	517
		3,220
Israel – 0.1%
Bank Leumi Le-Israel B.M.	77,161	643
Italy – 0.4%
Amplifon S.p.A.	5,389	161
Coca-Cola HBC A.G. - CDI*	10,760	257
Enel S.p.A.	416,496	2,240
Intesa Sanpaolo S.p.A.	882,753	1,969
Nexi S.p.A.(3) *	34,837	274
Prysmian S.p.A.	12,354	457
		5,358
Japan – 6.2%
Aeon Co. Ltd.	35,000	737
Ajinomoto Co., Inc.	22,900	698
ANA Holdings, Inc.*	7,400	158
Asahi Kasei Corp.	70,800	503
Astellas Pharma, Inc.	94,600	1,435
Azbil Corp.	7,300	185
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Japan – 6.2%continued
Bridgestone Corp.	29,400	$1,047
Chugai Pharmaceutical Co. Ltd.	34,630	880
Dai Nippon Printing Co. Ltd.	12,600	253
Daifuku Co. Ltd.	4,900	231
Dai-ichi Life Holdings, Inc.	50,300	1,142
Daiichi Sankyo Co. Ltd.	91,600	2,936
Daikin Industries Ltd.	12,800	1,969
Daiwa House Industry Co. Ltd.	33,000	757
Denso Corp.	21,900	1,074
Eisai Co. Ltd.	13,105	858
FANUC Corp.	10,100	1,507
Fast Retailing Co. Ltd.	3,000	1,818
FUJIFILM Holdings Corp.	18,100	913
Fujitsu Ltd.	10,400	1,377
Hankyu Hanshin Holdings, Inc.	12,300	366
Hikari Tsushin, Inc.	900	127
Hirose Electric Co. Ltd.	1,300	163
Hitachi Construction Machinery Co. Ltd.	6,500	146
Hoshizaki Corp.	6,400	225
Hoya Corp.	18,600	1,800
Hulic Co. Ltd.	15,300	120
Ibiden Co. Ltd.	6,500	237
Inpex Corp.	51,000	544
Isuzu Motors Ltd.	31,200	364
Ito En Ltd.	3,300	120
ITOCHU Corp.	61,300	1,917
Japan Real Estate Investment Corp.	74	324
JFE Holdings, Inc.	23,600	274
JSR Corp.	8,400	166
Kajima Corp.	21,200	247
Kao Corp.	23,800	953
KDDI Corp.	84,000	2,539
Keio Corp.	5,300	195
Kikkoman Corp.	7,200	381
Komatsu Ltd.	48,800	1,059
Kubota Corp.	55,600	766
Kurita Water Industries Ltd.	5,300	220
Lixil Corp.	14,300	218
Marubeni Corp.	77,700	888
Mazda Motor Corp.	31,100	235
McDonald's Holdings Co. Japan Ltd.	3,800	145
MEIJI Holdings Co. Ltd.	6,600	339
Mitsubishi Chemical Group Corp.	59,000	305

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Japan – 6.2%continued
Mitsubishi Estate Co. Ltd.	63,600	$823
Mitsui & Co. Ltd.	73,500	2,137
Mitsui Chemicals, Inc.	8,300	186
MS&AD Insurance Group Holdings, Inc.	22,300	714
Murata Manufacturing Co. Ltd.	30,645	1,537
Nintendo Co. Ltd.	57,400	2,404
Nippon Building Fund, Inc.	71	317
NIPPON EXPRESS HOLDINGS, Inc.	3,400	194
Nippon Paint Holdings Co. Ltd.	44,900	355
Nippon Prologis REIT, Inc.	115	269
Nippon Steel Corp.	41,900	730
Nippon Yusen K.K.	24,400	578
Nissin Foods Holdings Co. Ltd.	3,400	269
Nitori Holdings Co. Ltd.	4,000	519
Nitto Denko Corp.	7,200	414
Nomura Holdings, Inc.	163,000	607
Nomura Real Estate Holdings, Inc.	6,900	147
Nomura Research Institute Ltd.	20,676	492
NTT Data Corp.	31,600	465
Obayashi Corp.	28,300	214
Odakyu Electric Railway Co. Ltd.	18,100	236
Omron Corp.	8,900	434
Open House Group Co. Ltd.	4,000	145
Oriental Land Co. Ltd.	10,200	1,486
ORIX Corp.	61,800	996
Osaka Gas Co. Ltd.	20,700	335
Pan Pacific International Holdings Corp.	18,200	338
Panasonic Corp.	115,500	967
Rakuten Group, Inc.	49,800	226
Recruit Holdings Co. Ltd.	73,900	2,350
Rohm Co. Ltd.	4,400	314
SCSK Corp.	8,200	124
Sekisui Chemical Co. Ltd.	20,600	287
Sekisui House Ltd.	29,900	529
Seven & i Holdings Co. Ltd.	38,500	1,647
SG Holdings Co. Ltd.	13,300	185
Sharp Corp.	8,500	61
Shimadzu Corp.	13,100	374
Shimizu Corp.	36,300	193
Shin-Etsu Chemical Co. Ltd.	19,300	2,351
Shionogi & Co. Ltd.	13,300	662
SoftBank Corp.	153,400	1,734
Sompo Holdings, Inc.	16,600	737
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Japan – 6.2%continued
Sony Group Corp.	65,300	$4,979
Sumitomo Chemical Co. Ltd.	66,300	237
Sumitomo Electric Industries Ltd.	39,900	453
Sumitomo Metal Mining Co. Ltd.	12,800	455
Sumitomo Mitsui Trust Holdings, Inc.	18,900	659
Sumitomo Realty & Development Co. Ltd.	17,300	407
Suntory Beverage & Food Ltd.	8,000	273
Sysmex Corp.	8,342	508
Taisei Corp.	9,000	290
TDK Corp.	20,300	659
Terumo Corp.	34,800	984
Tobu Railway Co. Ltd.	11,400	267
Tokyo Electron Ltd.	7,700	2,287
Tokyo Gas Co. Ltd.	21,000	413
Tokyu Corp.	27,000	340
Toray Industries, Inc.	78,100	434
Tosoh Corp.	17,000	202
TOTO Ltd.	7,200	244
Unicharm Corp.	21,500	824
USS Co. Ltd.	11,000	174
West Japan Railway Co.	10,700	467
Yamaha Corp.	6,600	243
Yamaha Motor Co. Ltd.	15,900	361
Yaskawa Electric Corp.	13,700	441
Yokogawa Electric Corp.	12,600	200
Z Holdings Corp.	124,900	316
ZOZO, Inc.	7,300	181
		83,241
Netherlands – 1.5%
Akzo Nobel N.V.	9,204	614
ASML Holding N.V.	21,176	11,463
IMCD N.V.	3,250	464
ING Groep N.V.	196,243	2,394
JDE Peet's N.V.	5,933	171
Koninklijke Ahold Delhaize N.V.	53,966	1,551
Koninklijke DSM N.V.	8,809	1,080
Koninklijke KPN N.V.	170,189	527
NN Group N.V.	13,637	557
Randstad N.V.	6,535	399
Wolters Kluwer N.V.	13,654	1,426
		20,646
New Zealand – 0.1%
Auckland International Airport Ltd.*	68,258	339

NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
New Zealand – 0.1%continued
Fisher & Paykel Healthcare Corp. Ltd.	29,816	$425
Mercury NZ Ltd.	41,748	147
Meridian Energy Ltd.	62,920	208
Spark New Zealand Ltd.	93,900	322
Xero Ltd.*	6,397	305
		1,746
Norway – 0.4%
Aker BP ASA	16,845	525
DNB Bank ASA	50,684	1,003
Equinor ASA	49,540	1,777
Gjensidige Forsikring ASA	11,590	227
Mowi ASA	20,005	342
Norsk Hydro ASA	71,581	536
Orkla ASA	35,417	256
Salmar ASA	3,653	144
Telenor ASA	32,352	303
		5,113
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(4) *	29,034	—
Galp Energia SGPS S.A.	26,945	364
Jeronimo Martins SGPS S.A.	15,757	341
		705
Singapore – 0.3%
CapitaLand Integrated Commercial Trust	266,473	406
Capitaland Investment Ltd.	124,758	345
City Developments Ltd.	21,100	129
Grab Holdings Ltd., Class A*	72,300	233
Keppel Corp. Ltd.	73,300	398
Singapore Airlines Ltd.	63,400	261
Singapore Exchange Ltd.	48,200	322
United Overseas Bank Ltd.	61,400	1,408
UOL Group Ltd.	25,982	131
		3,633
South Korea – 0.0%
Delivery Hero S.E.*	9,135	438
Spain – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.	316,703	1,913
Iberdrola S.A.	312,834	3,659
Industria de Diseno Textil S.A.	57,993	1,544
Naturgy Energy Group S.A.	7,161	186
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Spain – 0.7%continued
Red Electrica Corp. S.A.	23,011	$400
Repsol S.A.	69,430	1,107
		8,809
Sweden – 0.9%
Alfa Laval AB	15,037	435
Assa Abloy AB, Class B	51,066	1,099
Atlas Copco AB, Class A	143,263	1,696
Atlas Copco AB, Class B	77,769	831
Boliden AB	13,554	510
Electrolux AB, Class B	9,712	131
Epiroc AB, Class A	33,299	608
Epiroc AB, Class B	22,928	370
EQT AB	17,100	364
Essity AB, Class B	31,000	814
Hennes & Mauritz AB, Class B	34,487	372
Holmen AB, Class B	4,696	187
Husqvarna AB, Class B	20,751	146
Nibe Industrier AB, Class B	78,922	738
Sandvik AB	53,368	964
SKF AB, Class B	21,832	334
Svenska Cellulosa AB S.C.A., Class B	32,613	412
Tele2 AB, Class B	33,667	274
Telefonaktiebolaget LM Ericsson, Class B	148,853	872
Telia Co. AB	130,759	335
		11,492
Switzerland – 1.3%
ABB Ltd. (Registered)	81,704	2,488
Adecco Group A.G. (Registered)	9,480	312
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	52	530
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	6	618
Cie Financiere Richemont S.A., Class A (Registered)	26,974	3,491
Clariant A.G. (Registered)*	12,593	200
Geberit A.G. (Registered)	1,789	847
Givaudan S.A. (Registered)	493	1,503
Kuehne + Nagel International A.G. (Registered)	2,708	629
Lonza Group A.G. (Registered)	3,814	1,877
SGS S.A. (Registered)	332	769
Sika A.G. (Registered)	7,458	1,800
Sonova Holding A.G. (Registered)	2,911	693

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
Switzerland – 1.3%continued
Straumann Holding A.G. (Registered)	6,166	$698
Swiss Life Holding A.G. (Registered)	1,551	801
Temenos A.G. (Registered)	3,648	201
		17,457
United Kingdom – 4.6%
abrdn PLC	101,039	230
Ashtead Group PLC	22,575	1,290
Associated British Foods PLC	20,143	384
AstraZeneca PLC	80,372	10,908
Barratt Developments PLC	61,653	296
Berkeley Group Holdings PLC	5,265	240
British Land (The) Co. PLC	43,893	210
BT Group PLC	355,784	483
Bunzl PLC	18,291	610
Burberry Group PLC	20,953	512
CNH Industrial N.V.	52,637	845
Coca-Cola Europacific Partners PLC	10,589	586
Compass Group PLC	91,603	2,117
Croda International PLC	7,023	561
DCC PLC	4,376	216
HSBC Holdings PLC	1,038,164	6,474
Informa PLC	72,116	541
InterContinental Hotels Group PLC	10,002	576
Intertek Group PLC	7,563	369
J Sainsbury PLC	95,797	251
Johnson Matthey PLC	9,178	236
Kingfisher PLC	111,935	320
Land Securities Group PLC	40,138	302
Legal & General Group PLC	324,077	979
Linde PLC	25,852	8,432
Lloyds Banking Group PLC	3,533,187	1,940
National Grid PLC	187,498	2,252
Next PLC	7,119	501
Ocado Group PLC*	26,731	201
Pearson PLC	35,260	400
Persimmon PLC	19,210	284
Reckitt Benckiser Group PLC	37,018	2,575
RELX PLC	98,595	2,732
Rentokil Initial PLC	126,735	779
Schroders PLC	45,377	238
Segro PLC	59,031	546
Spirax-Sarco Engineering PLC	3,605	463
St. James's Place PLC	31,166	413
Taylor Wimpey PLC	216,429	267
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United Kingdom – 4.6%continued
Tesco PLC	374,666	$1,016
Unilever PLC	132,169	6,668
Vodafone Group PLC	1,343,644	1,362
Whitbread PLC	10,183	317
WPP PLC	59,433	590
		61,512
United States – 65.7%
3M Co.	28,777	3,451
A.O. Smith Corp.	6,444	369
Accenture PLC, Class A	32,832	8,761
Adobe, Inc.*	24,285	8,173
Advance Auto Parts, Inc.	3,001	441
Aflac, Inc.	30,840	2,219
Agilent Technologies, Inc.	15,444	2,311
Align Technology, Inc.*	3,662	772
Allegion PLC	4,813	507
Allstate (The) Corp.	14,079	1,909
Ally Financial, Inc.	14,553	356
Alphabet, Inc., Class A*	311,602	27,493
Alphabet, Inc., Class C*	288,024	25,556
Amcor PLC	76,332	909
American Express Co.	33,079	4,887
American International Group, Inc.	39,754	2,514
American Tower Corp.	24,180	5,123
American Water Works Co., Inc.	9,432	1,438
Ameriprise Financial, Inc.	5,625	1,751
AmerisourceBergen Corp.	8,129	1,347
Amgen, Inc.	27,759	7,291
Annaly Capital Management, Inc.	25,401	535
ANSYS, Inc.*	4,506	1,089
Applied Materials, Inc.	44,494	4,333
Aptiv PLC*	13,875	1,292
Arch Capital Group Ltd.*	19,351	1,215
Arthur J. Gallagher & Co.	10,886	2,052
Assurant, Inc.	2,910	364
Atmos Energy Corp.	7,225	810
Autodesk, Inc.*	11,279	2,108
Automatic Data Processing, Inc.	21,528	5,142
Baker Hughes Co.	52,791	1,559
Ball Corp.	15,760	806
Bank of New York Mellon (The) Corp.	39,814	1,812
Baxter International, Inc.	25,648	1,307
Best Buy Co., Inc.	10,460	839
Biogen, Inc.*	7,583	2,100

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United States – 65.7%continued
BioMarin Pharmaceutical, Inc.*	9,802	$1,014
Bio-Techne Corp.	7,740	642
BlackRock, Inc.	7,833	5,551
BorgWarner, Inc.	12,199	491
Boston Properties, Inc.	7,200	487
Bristol-Myers Squibb Co.	111,286	8,007
Bunge Ltd.	7,726	771
Burlington Stores, Inc.*	3,549	720
C.H. Robinson Worldwide, Inc.	6,498	595
Cadence Design Systems, Inc.*	14,237	2,287
Campbell Soup Co.	10,962	622
Cardinal Health, Inc.	14,057	1,081
Carlyle Group (The), Inc.	11,764	351
CarMax, Inc.*	8,103	493
Carrier Global Corp.	43,396	1,790
Catalent, Inc.*	8,317	374
Caterpillar, Inc.	27,516	6,592
Cboe Global Markets, Inc.	5,344	671
CBRE Group, Inc., Class A*	16,212	1,248
Celanese Corp.	6,040	618
Charles Schwab (The) Corp.	75,641	6,298
Cheniere Energy, Inc.	11,591	1,738
Chubb Ltd.	21,858	4,822
Cigna Corp.	15,782	5,229
Cisco Systems, Inc.	215,542	10,268
Citizens Financial Group, Inc.	26,686	1,051
Clorox (The) Co.	6,388	896
CME Group, Inc.	18,560	3,121
Coca-Cola (The) Co.	213,547	13,584
Cognex Corp.	8,719	411
Colgate-Palmolive Co.	41,327	3,256
Computershare Ltd.	27,449	490
Conagra Brands, Inc.	25,116	972
Consolidated Edison, Inc.	18,642	1,777
Copart, Inc.*	22,118	1,347
Crown Castle, Inc.	22,355	3,032
CSX Corp.	111,278	3,447
Cummins, Inc.	7,422	1,798
DaVita, Inc.*	2,749	205
Deere & Co.	15,045	6,451
Delta Air Lines, Inc.*	8,745	287
DENTSPLY SIRONA, Inc.	12,508	398
Dexcom, Inc.*	20,447	2,315
Discover Financial Services	14,299	1,399
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United States – 65.7%continued
Dover Corp.	7,197	$975
Eaton Corp. PLC	20,794	3,264
eBay, Inc.	28,166	1,168
Ecolab, Inc.	13,101	1,907
Edison International	19,789	1,259
Edwards Lifesciences Corp.*	32,038	2,390
Elanco Animal Health, Inc.*	25,581	313
Electronic Arts, Inc.	14,577	1,781
Elevance Health, Inc.	12,424	6,373
Eli Lilly & Co.	41,920	15,336
Equinix, Inc.	4,723	3,094
Equitable Holdings, Inc.	18,839	541
Essential Utilities, Inc.	13,016	621
Estee Lauder (The) Cos., Inc., Class A	11,920	2,957
Eversource Energy	17,975	1,507
Expeditors International of Washington, Inc.	8,546	888
FactSet Research Systems, Inc.	2,002	803
Fastenal Co.	30,641	1,450
First Republic Bank	9,258	1,128
Fortive Corp.	17,468	1,122
Fortune Brands Innovations, Inc.	7,358	420
Franklin Resources, Inc.	16,566	437
Gen Digital, Inc.	31,274	670
Generac Holdings, Inc.*	3,100	312
General Mills, Inc.	31,218	2,618
Genuine Parts Co.	7,085	1,229
Gilead Sciences, Inc.	65,327	5,608
GSK PLC	209,910	3,650
Halliburton Co.	46,946	1,847
Hartford Financial Services Group (The), Inc.	16,942	1,285
Hasbro, Inc.	7,222	441
HCA Healthcare, Inc.	11,972	2,873
Healthpeak Properties, Inc.	26,511	665
Hewlett Packard Enterprise Co.	65,885	1,052
HF Sinclair Corp.	8,316	432
Hilton Worldwide Holdings, Inc.	14,219	1,797
Hologic, Inc.*	13,038	975
Home Depot (The), Inc.	53,136	16,784
Hormel Foods Corp.	16,035	730
HP, Inc.	53,305	1,432
HubSpot, Inc.*	2,439	705
Humana, Inc.	6,620	3,391

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United States – 65.7%continued
Huntington Bancshares, Inc.	73,934	$1,042
IDEX Corp.	4,011	916
IDEXX Laboratories, Inc.*	4,283	1,747
Illinois Tool Works, Inc.	16,132	3,554
Illumina, Inc.*	8,124	1,643
Ingersoll Rand, Inc.	21,312	1,114
Insulet Corp.*	3,615	1,064
Intel Corp.	213,611	5,646
Intercontinental Exchange, Inc.	28,794	2,954
International Business Machines Corp.	47,016	6,624
International Flavors & Fragrances, Inc.	13,228	1,387
International Paper Co.	17,160	594
Interpublic Group of (The) Cos., Inc.	21,005	700
Intuit, Inc.	13,863	5,396
Invesco Ltd.	18,806	338
James Hardie Industries PLC - CDI	22,401	401
Jazz Pharmaceuticals PLC*	3,229	514
JB Hunt Transport Services, Inc.	4,446	775
Johnson & Johnson	136,782	24,163
Johnson Controls International PLC	35,751	2,288
Kellogg Co.	13,511	963
Keurig Dr. Pepper, Inc.	40,990	1,462
KeyCorp	50,751	884
Keysight Technologies, Inc.*	9,316	1,594
Kimberly-Clark Corp.	17,739	2,408
Kinder Morgan, Inc.	106,099	1,918
Knight-Swift Transportation Holdings, Inc.	8,299	435
Kroger (The) Co.	35,445	1,580
Laboratory Corp. of America Holdings	4,621	1,088
Lam Research Corp.	7,094	2,982
Lear Corp.	3,259	404
Lennox International, Inc.	1,696	406
Lincoln National Corp.	8,865	272
LKQ Corp.	13,616	727
Loews Corp.	10,573	617
Lowe's Cos., Inc.	32,294	6,434
LPL Financial Holdings, Inc.	4,116	890
Lululemon Athletica, Inc.*	6,087	1,950
Lumen Technologies, Inc.	45,460	237
Marathon Petroleum Corp.	25,706	2,992
MarketAxess Holdings, Inc.	1,896	529
Marsh & McLennan Cos., Inc.	25,838	4,276
Martin Marietta Materials, Inc.	3,227	1,091
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United States – 65.7%continued
Masco Corp.	11,653	$544
Mastercard, Inc., Class A	44,995	15,646
McCormick & Co., Inc. (Non Voting)	12,652	1,049
McDonald's Corp.	38,173	10,060
Merck & Co., Inc.	131,528	14,593
Mettler-Toledo International, Inc.*	1,165	1,684
Microsoft Corp.	368,035	88,262
Moody's Corp.	8,474	2,361
Morgan Stanley	67,059	5,701
Mosaic (The) Co.	17,962	788
Motorola Solutions, Inc.	8,597	2,216
Nasdaq, Inc.	18,038	1,107
Newell Brands, Inc.	18,858	247
Newmont Corp.	40,726	1,922
NIKE, Inc., Class B	65,489	7,663
Norfolk Southern Corp.	12,191	3,004
Northern Trust Corp.(5)	10,750	951
Novocure Ltd.*	4,640	340
Nucor Corp.	13,699	1,806
NVIDIA Corp.	129,253	18,889
Old Dominion Freight Line, Inc.	5,009	1,421
ONEOK, Inc.	23,129	1,520
Otis Worldwide Corp.	22,181	1,737
Owens Corning	5,217	445
Pentair PLC	8,030	361
PepsiCo, Inc.	71,693	12,952
Phillips 66	25,106	2,613
Plug Power, Inc.*	27,743	343
PNC Financial Services Group (The), Inc.	21,130	3,337
Pool Corp.	1,992	602
PPG Industries, Inc.	12,072	1,518
Principal Financial Group, Inc.	13,082	1,098
Procter & Gamble (The) Co.	124,012	18,795
Progressive (The) Corp.	30,448	3,949
Prologis, Inc.	47,827	5,392
Prudential Financial, Inc.	19,351	1,925
Quanta Services, Inc.	7,435	1,060
Quest Diagnostics, Inc.	6,011	940
Raymond James Financial, Inc.	10,075	1,077
Regions Financial Corp.	47,931	1,033
Republic Services, Inc.	11,531	1,487
ResMed, Inc.	7,685	1,600
Rivian Automotive, Inc., Class A*	17,371	320

NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United States – 65.7%continued
Robert Half International, Inc.	5,343	$394
Roche Holding A.G. (Genusschein)	36,571	11,493
Rockwell Automation, Inc.	5,958	1,535
Rollins, Inc.	11,718	428
Roper Technologies, Inc.	5,490	2,372
S&P Global, Inc.	17,644	5,910
Salesforce, Inc.*	52,023	6,898
SBA Communications Corp.	5,613	1,573
Schlumberger Ltd.	73,382	3,923
Schneider Electric S.E.	28,216	3,968
Sempra Energy	16,312	2,521
ServiceNow, Inc.*	10,486	4,071
Sherwin-Williams (The) Co.	12,760	3,028
Sirius XM Holdings, Inc.	44,052	257
Snap-on, Inc.	2,673	611
Splunk, Inc.*	8,346	719
State Street Corp.	18,859	1,463
Steel Dynamics, Inc.	9,576	936
STERIS PLC	4,991	922
SVB Financial Group*	2,938	676
Swiss Re A.G.	15,341	1,439
Synchrony Financial	25,550	840
T. Rowe Price Group, Inc.	11,438	1,247
Take-Two Interactive Software, Inc.*	8,907	928
Targa Resources Corp.	11,108	816
Target Corp.	23,942	3,568
Teleflex, Inc.	2,431	607
Tenaris S.A.	24,778	435
Tesla, Inc.*	138,350	17,042
Texas Instruments, Inc.	47,392	7,830
Thermo Fisher Scientific, Inc.	20,383	11,225
TJX (The) Cos., Inc.	59,989	4,775
Tractor Supply Co.	5,870	1,321
Trane Technologies PLC	12,044	2,024
Travelers (The) Cos., Inc.	12,373	2,320
Trimble, Inc.*	12,701	642
Truist Financial Corp.	68,265	2,937
U.S. Bancorp	72,835	3,176
UGI Corp.	11,287	418
U-Haul Holding Co. (Non Voting)	4,842	266
Ulta Beauty, Inc.*	2,685	1,259
Union Pacific Corp.	32,440	6,717
United Parcel Service, Inc., Class B	38,119	6,627
United Rentals, Inc.*	3,653	1,298
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)continued
United States – 65.7%continued
Vail Resorts, Inc.	2,066	$492
Valero Energy Corp.	20,577	2,610
Ventas, Inc.	21,337	961
Verizon Communications, Inc.	218,615	8,613
Vertex Pharmaceuticals, Inc.*	13,249	3,826
VF Corp.	16,010	442
Visa, Inc., Class A	84,820	17,622
VMware, Inc., Class A*	11,028	1,354
W.W. Grainger, Inc.	2,400	1,335
Walt Disney (The) Co.*	94,793	8,236
Warner Bros. Discovery, Inc.*	117,514	1,114
Waters Corp.*	3,100	1,062
Webster Financial Corp.	9,529	451
Welltower, Inc.	24,511	1,607
West Pharmaceutical Services, Inc.	3,683	867
Western Union (The) Co.	18,669	257
Westrock Co.	12,892	453
Weyerhaeuser Co.	38,036	1,179
Williams (The) Cos., Inc.	62,972	2,072
Willis Towers Watson PLC	5,780	1,414
Xylem, Inc.	9,349	1,034
Zebra Technologies Corp., Class A*	2,544	652
Zoetis, Inc.	24,128	3,536
ZoomInfo Technologies, Inc.*	14,251	429
		880,598
Total Common Stocks
(Cost $1,108,241)		1,297,710

PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Bayerische Motoren Werke A.G., 7.32%(6)	3,365	287
Henkel A.G. & Co. KGaA, 2.84%(6)	9,860	686
		973
Total Preferred Stocks
(Cost $1,041)		973

RIGHTS – 0.0%
United States – 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(4) (7) *	2,380	—
Total Rights
(Cost $—)		—

EQUITY FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(8) (9)	28,815,782	$28,816
Total Investment Companies
(Cost $28,816)		28,816

Total Investments – 99.1%
(Cost $1,138,098)		1,327,499
Other Assets less Liabilities – 0.9%		12,031
Net Assets – 100.0%		$1,339,530

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Contra Abiomed, Inc. (Contingent Value Rights)	12/23/22	$—

(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	United States Dollar	634	Euro	594	3/15/23	$5
BNY Mellon	Hong Kong Dollar	913	United States Dollar	118	3/15/23	—*
Morgan Stanley	United States Dollar	723	British Pound	600	3/15/23	4
Morgan Stanley	United States Dollar	963	Euro	900	3/15/23	5
Morgan Stanley	United States Dollar	1,173	Japanese Yen	154,643	3/15/23	18
UBS	United States Dollar	225	Canadian Dollar	307	3/15/23	2
UBS	United States Dollar	52	Danish Krone	361	3/15/23	—*
Subtotal Appreciation						34
BNP	Swiss Franc	313	United States Dollar	339	3/15/23	(2)
Citibank	Australian Dollar	211	United States Dollar	142	3/15/23	(2)
Citibank	United States Dollar	410	British Pound	336	3/15/23	(4)
Toronto-Dominion Bank	Japanese Yen	93,811	United States Dollar	692	3/15/23	(30)
UBS	Euro	770	United States Dollar	824	3/15/23	(5)
UBS	United States Dollar	32	Swedish Krona	332	3/15/23	—*
Subtotal Depreciation						(43)
Total						$(9)

*	Amounts round to less than a thousand.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	142	$27,413	Long	3/23	$(496)
Euro Stoxx 50 (Euro)	140	5,672	Long	3/23	(150)
FTSE 100 Index (British Pound)	21	1,895	Long	3/23	2

NORTHERN FUNDS QUARTERLY REPORT     57    EQUITY FUNDS

Schedule of Investments
GLOBAL SUSTAINABILITY INDEX FUND continued	December 31, 2022 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
SPI 200 Index (Australian Dollar)	13	$1,547	Long	3/23	$(21)
Topix Index (Japanese Yen)	21	3,027	Long	3/23	(51)
Total					$(716)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	67.3%
Euro	9.4
Japanese Yen	6.2
All other currencies less than 5%	16.2
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$2,501	$26,823	$—	$29,324
Brazil	2,896	—	—	2,896
Canada	44,058	—	—	44,058
Chile	198	365	—	563
China	2,183	3,600	—	5,783
Singapore	233	3,400	—	3,633
United Kingdom	9,018	52,494	—	61,512
United States	858,722	21,876	—	880,598
All Other Countries(1)	—	269,343	—	269,343
Total Common Stocks	919,809	377,901	—	1,297,710
Preferred Stocks	—	973	—	973
Rights	—	—	—	—
Investment Companies	28,816	—	—	28,816
Total Investments	$948,625	$378,874	$—	$1,327,499
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$34	$—	$34
Futures Contracts	2	—	—	2
Liabilities
Forward Foreign Currency Exchange Contracts	—	(43)	—	(43)
Futures Contracts	(718)	—	—	(718)
Total Other Financial Instruments	$(716)	$(9)	$—	$(725)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,982	$230,019	$216,185	$—	$—	$176	$28,816	28,815,782
Northern Trust Corp.	1,112	164	49	(263)	(13)	22	951	10,750
Total	$16,094	$230,183	$216,234	$(263)	$(13)	$198	$29,767	28,826,532
EQUITY FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.1%
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	40,650	$1,885
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	4,606	194
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	99,300	2,390
FlexShares® Disciplined Duration MBS Index Fund(1)	199,850	4,071
FlexShares® Global Quality Real Estate Index Fund(1)	38,232	2,013
FlexShares® High Yield Value-Scored Bond Index Fund(1)	274,376	10,934
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	211,329	4,992
FlexShares® International Quality Dividend Index Fund(1)	253,606	5,232
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	87,229	5,263
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	42,369	1,982
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	137,195	5,964
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	68,257	10,143
FlexShares® Quality Dividend Index Fund(1)	175,962	9,256
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	39,346	1,983
FlexShares® U.S. Quality Low Volatility Index Fund(1)	147,986	7,439
FlexShares® Ultra-Short Income Fund(1) *	53,367	3,970
iShares 10+ Year Investment Grade Corporate Bond ETF	54,499	2,713
iShares 1-3 Year Treasury Bond ETF	40,345	3,275
iShares 1-5 Year Investment Grade Corporate Bond ETF	47,836	2,383
iShares 20+ Year Treasury Bond ETF	23,734	2,363
iShares 3-7 Year Treasury Bond ETF	30,473	3,501
iShares 5-10 Year Investment Grade Corporate Bond ETF	22,533	1,116
iShares 7-10 Year Treasury Bond ETF	21,006	2,012
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.1%continued
iShares MBS ETF	43,883	$4,070
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(1) (2)	67,873	68
Total Investment Companies
(Cost $101,992)		99,212

Total Investments – 100.1%
(Cost $101,992)		99,212
Liabilities less Other Assets – (0.1%)		(118)
NET ASSETS – 100.0%		$99,094

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of December 31, 2022 is disclosed.
*	Formerly known as FlexShares® Ready Access Variable Income Fund.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     59    EQUITY FUNDS

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued
At December 31, 2022, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	10.2%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	9.4	FlexShares® Quality Dividend Index Fund
U.S. Equity	7.5	FlexShares® U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Developed	5.3	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	5.3	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Developed	2.4	FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund
Non U.S. Equity - Emerging Markets	2.0	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	11.0	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	5.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
U.S. Bonds - Investment Grade	4.1	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	4.1	iShares MBS ETF
U.S. Bonds - Investment Grade	4.0	FlexShares® Ultra-Short Income Fund*
U.S. Bonds - Investment Grade	3.5	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	3.3	iShares 1-3 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.8	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.4	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.4	iShares 1-5 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	2.0	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.9	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	1.1	iShares 5-10 Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	0.2	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund
Global Infrastructure	2.0	FlexShares® STOXX Global Broad Infrastructure Index Fund
Commodities/Natural Resources	6.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.1	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%

*	Formerly known as FlexShares® Ready Access Variable Income Fund.
At December 31, 2022, the security types for the Fund were:
Security Type	% of Net Assets
Investment Companies	100.1%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$99,212	$—	$—	$99,212

EQUITY FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$6,315	$815	$5,031	$210	$(424)	$52	$1,885	40,650
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	910	130	698	103	(251)	20	194	4,606
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	2,567	347	278	(201)	(45)	52	2,390	99,300
FlexShares® Disciplined Duration MBS Index Fund	5,418	3,494	4,405	13	(449)	148	4,071	199,850
FlexShares® Global Quality Real Estate Index Fund	2,546	248	136	(642)	(3)	52	2,013	38,232
FlexShares® High Yield Value-Scored Bond Index Fund	15,424	247	2,631	(1,537)	(569)	822	10,934	274,376
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	3,851	2,656	862	(551)	(102)	257	4,992	211,329
FlexShares® International Quality Dividend Index Fund	6,435	1,153	1,519	(690)	(147)	257	5,232	253,606
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	6,423	1,183	1,659	(742)	58	140	5,263	87,229
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	5,139	253	2,648	(624)	(138)	115	1,982	42,369
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	7,655	2,043	2,913	(1,109)	288	189	5,964	137,195
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	15,919	841	4,459	(2,840)	682	152	10,143	68,257
FlexShares® Quality Dividend Index Fund	11,778	490	1,699	(1,547)	234	195	9,256	175,962
FlexShares® STOXX Global Broad Infrastructure Index Fund	2,557	2,360	2,489	(651)	206	74	1,983	39,346
FlexShares® U.S. Quality Low Volatility Index Fund	10,538	77	2,297	(1,203)	324	116	7,439	147,986
FlexShares® Ultra-Short Income Fund*	2,548	4,504	3,080	3	(5)	49	3,970	53,367
Northern Institutional Funds - U.S. Government Portfolio (Shares)	16	35,055	35,003	—	—	7	68	67,873
Total	$106,039	$55,896	$71,807	$(12,008)	$(341)	$2,697	$77,779	1,941,533

*	Formerly known as FlexShares® Ready Access Variable Income Fund.
NORTHERN FUNDS QUARTERLY REPORT     61    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	3,871	$1,883
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	10,043	1,746
Automobiles – 0.6%
Tesla, Inc.(1) *	6,615	815
Banks – 3.3%
Bank of Hawaii Corp.	5,221	405
Citigroup, Inc.	35,060	1,586
Cullen/Frost Bankers, Inc.	3,160	422
First Hawaiian, Inc.	16,040	418
JPMorgan Chase & Co.	12,620	1,692
		4,523
Beverages – 1.6%
Coca-Cola (The) Co.	29,532	1,878
PepsiCo, Inc.	1,554	281
		2,159
Biotechnology – 4.9%
AbbVie, Inc.	16,789	2,713
Amgen, Inc.	7,191	1,889
Gilead Sciences, Inc.	25,105	2,155
		6,757
Capital Markets – 1.5%
Ameriprise Financial, Inc.	2,962	922
Bank of New York Mellon (The) Corp.	19,462	886
Jefferies Financial Group, Inc.	6,535	224
		2,032
Chemicals – 1.9%
CF Industries Holdings, Inc.	8,020	683
Chemours (The) Co.	11,845	363
Dow, Inc.	16,066	810
LyondellBasell Industries N.V., Class A	9,106	756
		2,612
Communications Equipment – 1.6%
Cisco Systems, Inc.	46,634	2,221
Ubiquiti, Inc.	39	11
		2,232
Consumer Finance – 1.1%
American Express Co.	6,203	916
Discover Financial Services	2,963	290
OneMain Holdings, Inc.	7,088	236
		1,442
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Containers & Packaging – 0.4%
International Paper Co.	13,943	$483
Diversified Consumer Services – 0.1%
H&R Block, Inc.	3,325	121
Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc., Class B*	2,648	818
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	23,722	437
Lumen Technologies, Inc.	70,277	367
		804
Electric Utilities – 1.6%
Evergy, Inc.	8,707	548
Exelon Corp.	18,848	815
PPL Corp.	26,743	781
		2,144
Electrical Equipment – 0.6%
Emerson Electric Co.	8,920	857
Entertainment – 0.3%
Activision Blizzard, Inc.	4,698	360
World Wrestling Entertainment, Inc., Class A	1,672	114
		474
Equity Real Estate Investment Trusts – 3.8%
Apartment Income REIT Corp.	9,838	338
Boston Properties, Inc.	9,004	609
Brixmor Property Group, Inc.	17,788	403
EPR Properties	8,516	321
Extra Space Storage, Inc.	1,907	281
Highwoods Properties, Inc.	12,870	360
Host Hotels & Resorts, Inc.	18,103	291
Iron Mountain, Inc.	11,852	591
JBG SMITH Properties	18,516	351
Mid-America Apartment Communities, Inc.	4,065	638
Prologis, Inc.	8,511	959
		5,142
Food & Staples Retailing – 0.2%
Costco Wholesale Corp.	492	225
Food Products – 0.7%
General Mills, Inc.	12,154	1,019
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	13,827	1,518

EQUITY FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	11,777	$905
UnitedHealth Group, Inc.	2,469	1,309
		2,214
Hotels, Restaurants & Leisure – 1.4%
McDonald's Corp.	255	67
Starbucks Corp.	12,645	1,255
Wyndham Hotels & Resorts, Inc.	2,243	160
Yum! Brands, Inc.	3,638	466
		1,948
Household Durables – 0.1%
Newell Brands, Inc.	5,230	68
Household Products – 3.0%
Clorox (The) Co.	3,014	423
Colgate-Palmolive Co.	16,316	1,285
Kimberly-Clark Corp.	6,851	930
Procter & Gamble (The) Co.	9,314	1,412
		4,050
Industrial Conglomerates – 0.1%
3M Co.	1,680	202
Insurance – 3.6%
Aflac, Inc.	13,783	992
Allstate (The) Corp.	4,996	678
Lincoln National Corp.	3,869	119
MetLife, Inc.	14,045	1,016
Principal Financial Group, Inc.	10,214	857
Prudential Financial, Inc.	8,489	844
Unum Group	11,062	454
		4,960
Interactive Media & Services – 2.8%
Alphabet, Inc., Class A(1) *	38,820	3,425
Meta Platforms, Inc., Class A(1) *	3,281	395
		3,820
Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.(1) *	27,240	2,288
IT Services – 3.9%
Accenture PLC, Class A	2,434	650
International Business Machines Corp.	14,217	2,003
Mastercard, Inc., Class A	3,742	1,301
Paychex, Inc.	4,291	496
Visa, Inc., Class A	4,602	956
		5,406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Machinery – 1.4%
Cummins, Inc.	2,712	$657
Illinois Tool Works, Inc.	5,763	1,270
		1,927
Media – 2.9%
Comcast Corp., Class A	56,210	1,966
Interpublic Group of (The) Cos., Inc.	21,741	724
Nexstar Media Group, Inc.	493	86
Omnicom Group, Inc.	10,134	827
Sirius XM Holdings, Inc.	64,525	377
		3,980
Metals & Mining – 0.4%
Southern Copper Corp.	8,912	538
Mortgage Real Estate Investment Trusts – 0.8%
AGNC Investment Corp.	34,739	360
Annaly Capital Management, Inc.	16,363	345
Rithm Capital Corp.	43,740	357
		1,062
Multiline Retail – 0.2%
Nordstrom, Inc.	17,951	290
Target Corp.	231	34
		324
Multi-Utilities – 0.7%
Public Service Enterprise Group, Inc.	12,609	773
WEC Energy Group, Inc.	1,892	177
		950
Oil, Gas & Consumable Fuels – 6.6%
Antero Midstream Corp.	42,151	455
Coterra Energy, Inc.	12,179	299
Devon Energy Corp.	13,304	818
Diamondback Energy, Inc.	6,323	865
Exxon Mobil Corp.	29,743	3,281
Kinder Morgan, Inc.	38,957	704
ONEOK, Inc.	10,949	719
Pioneer Natural Resources Co.	4,576	1,045
Targa Resources Corp.	5,967	439
Texas Pacific Land Corp.	54	127
Williams (The) Cos., Inc.	8,325	274
		9,026
Pharmaceuticals – 7.0%
Bristol-Myers Squibb Co.	8,303	597
Eli Lilly & Co.	7,844	2,870
Johnson & Johnson	18,401	3,251

NORTHERN FUNDS QUARTERLY REPORT     63    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Pharmaceuticals – 7.0%continued
Merck & Co., Inc.	2,253	$250
Pfizer, Inc.	52,292	2,679
		9,647
Professional Services – 0.3%
Robert Half International, Inc.	5,420	400
Road & Rail – 1.1%
Old Dominion Freight Line, Inc.	2,794	793
Union Pacific Corp.	3,667	759
		1,552
Semiconductors & Semiconductor Equipment – 6.9%
Applied Materials, Inc.	2,404	234
Broadcom, Inc.	4,290	2,399
KLA Corp.	2,197	828
Lam Research Corp.	2,644	1,111
Microchip Technology, Inc.	12,358	868
NVIDIA Corp.(1)	4,828	706
QUALCOMM, Inc.	14,253	1,567
Texas Instruments, Inc.	10,769	1,779
		9,492
Software – 7.1%
Intuit, Inc.	2,883	1,122
Microsoft Corp.	27,886	6,688
Oracle Corp.	23,552	1,925
		9,735
Specialty Retail – 3.6%
Bath & Body Works, Inc.	8,541	360
Best Buy Co., Inc.	8,852	710
Dick's Sporting Goods, Inc.	724	87
Home Depot (The), Inc.	8,284	2,617
Lowe's Cos., Inc.	4,274	851
Williams-Sonoma, Inc.	2,637	303
		4,928
Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.(1)	73,293	9,523
HP, Inc.	25,042	673
NetApp, Inc.	7,904	475
Seagate Technology Holdings PLC	6,976	367
		11,038
Textiles, Apparel & Luxury Goods – 0.6%
Tapestry, Inc.	20,564	783
Thrifts & Mortgage Finance – 0.3%
UWM Holdings Corp.	110,952	367
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%continued
Tobacco – 2.8%
Altria Group, Inc.	36,818	$1,683
Philip Morris International, Inc.	20,913	2,117
		3,800
Trading Companies & Distributors – 0.5%
Fastenal Co.	15,498	733
Total Common Stocks
(Cost $101,111)		135,044

INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(2) (3)	1,504,881	1,505
Total Investment Companies
(Cost $1,505)		1,505

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 4.46%, 5/11/23(4) (5)	$165	$162
	Total Short-Term Investments
	(Cost $163)	162

	Total Investments – 99.9%
	(Cost $102,779)	136,711
	Other Assets less Liabilities – 0.1%	172
	NET ASSETS – 100.0%	$136,883

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.

EQUITY FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	9	$1,737	Long	3/23	$(17)
At December 31, 2022, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 1/20/23, Strike Price $110	(388)	$(3,423)	$(2)
Amazon.com, Inc., Exp. Date 1/20/23, Strike Price $110	(272)	(2,285)	(1)
Apple, Inc., Exp. Date 1/20/23, Strike Price $165	(366)	(4,756)	(1)
Meta Platforms, Inc., Class A, Exp. Date 1/20/23, Strike Price $150	(32)	(385)	(1)
NVIDIA Corp., Exp. Date 1/20/23, Strike Price $225	(48)	(701)	—*
Tesla, Inc., Exp. Date 1/20/23, Strike Price $250	(66)	(813)	—*
Total Written Options Contracts			$(5)
(Premiums Received (000s) $18)

*	Amounts round to less than a thousand.
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.7%
Investment Companies	1.1%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$135,044	$—	$—	$135,044
Investment Companies	1,505	—	—	1,505
Short-Term Investments	—	162	—	162
Total Investments	$136,549	$162	$—	$136,711
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(17)	$—	$—	$(17)
Written Options	(5)	—	—	(5)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,445	$10,667	$10,607	$11	$1,505	1,504,881
NORTHERN FUNDS QUARTERLY REPORT     65    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)
Australia – 6.6%
ANZ Group Holdings Ltd.	86,123	$1,387
Aristocrat Leisure Ltd.	20,808	430
Aurizon Holdings Ltd.	44,793	113
BHP Group Ltd.	19,311	598
Brambles Ltd.	45,929	377
Coles Group Ltd.	34,761	394
Fortescue Metals Group Ltd.	67,446	940
Glencore PLC	4,231	28
National Australia Bank Ltd.	30,496	618
Origin Energy Ltd.	38,762	204
Rio Tinto PLC	7,385	518
Sonic Healthcare Ltd.	9,820	200
Stockland	185,838	459
Telstra Group Ltd.	285,464	775
Washington H Soul Pattinson & Co. Ltd.	5,325	100
Wesfarmers Ltd.	7,034	220
Woodside Energy Group Ltd.	3,491	85
		7,446
Austria – 0.4%
Erste Group Bank A.G.	6,756	215
voestalpine A.G.	7,030	186
		401
Belgium – 1.2%
Ageas S.A./N.V.	23,254	1,034
Warehouses De Pauw - C.V.A.	10,031	287
		1,321
Brazil – 0.8%
Yara International ASA	21,350	939
Canada – 10.5%
AltaGas Ltd.	6,980	120
Canadian National Railway Co.	6,761	803
Canadian Natural Resources Ltd.	26,107	1,450
Canadian Tire Corp. Ltd., Class A	541	56
Canadian Utilities Ltd., Class A	4,499	122
CGI, Inc.*	9,705	836
Emera, Inc.	1,720	66
Fairfax Financial Holdings Ltd.	1,836	1,088
Fortis, Inc.	749	30
George Weston Ltd.	1,631	202
Gildan Activewear, Inc.	2,540	70
Hydro One Ltd.	6,442	173
IGM Financial, Inc.	33,075	923
Imperial Oil Ltd.	4,230	206
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)continued
Canada – 10.5%continued
Loblaw Cos. Ltd.	2,652	$234
Manulife Financial Corp.	65,878	1,175
National Bank of Canada	7,696	519
Nutrien Ltd.	4,371	319
Royal Bank of Canada	11,659	1,096
Suncor Energy, Inc.	28,486	904
TFI International, Inc.	9,437	945
West Fraser Timber Co. Ltd.	7,920	572
		11,909
Chile – 0.3%
Lundin Mining Corp.	58,735	360
China – 1.2%
BOC Hong Kong Holdings Ltd.	280,687	954
Chow Tai Fook Jewellery Group Ltd.	92,914	190
SITC International Holdings Co. Ltd.	10,065	22
Xinyi Glass Holdings Ltd.	95,405	177
		1,343
Denmark – 2.0%
AP Moller - Maersk A/S, Class B	203	456
Carlsberg A/S, Class B	1,551	205
Novo Nordisk A/S, Class B	6,908	935
Orsted A/S(2)	128	12
Pandora A/S	9,197	649
		2,257
Finland – 0.6%
Fortum OYJ	13,893	231
Kesko OYJ, Class B	12,102	268
Wartsila OYJ Abp	18,403	156
		655
France – 9.7%
BNP Paribas S.A.	24,820	1,412
Bureau Veritas S.A.	10,156	267
Capgemini S.E.	5,953	998
Carrefour S.A.	16,944	284
Cie de Saint-Gobain	18,013	884
Dassault Aviation S.A.	2,494	423
Engie S.A.	21,864	313
Eurazeo S.E.	4,354	272
Gecina S.A.	1,994	203
Ipsen S.A.	2,086	225
La Francaise des Jeux S.A.E.M.(2)	5,098	205
L'Oreal S.A.	2,947	1,057
LVMH Moet Hennessy Louis Vuitton S.E.	1,115	810

EQUITY FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)continued
France – 9.7%continued
Publicis Groupe S.A.	19,034	$1,209
Sanofi	11,833	1,145
Societe Generale S.A.	8,510	214
TotalEnergies S.E.	17,969	1,122
		11,043
Germany – 5.9%
Bayerische Motoren Werke A.G.	9,128	815
Covestro A.G.(2)	14,228	557
Deutsche Bank A.G. (Registered)	16,031	182
Deutsche Post A.G. (Registered)	25,427	957
E.ON S.E.	5,557	55
Fresenius Medical Care A.G. & Co. KGaA	2,254	74
GEA Group A.G.	15,872	648
Mercedes-Benz Group A.G.	20,215	1,326
Merck KGaA	6,079	1,177
Rheinmetall A.G.	1,417	282
RWE A.G.	2,377	106
SAP S.E.	3,998	413
Uniper S.E.	20,827	58
		6,650
Hong Kong – 1.5%
CK Asset Holdings Ltd.	110,992	684
CK Infrastructure Holdings Ltd.	22,768	119
Hang Seng Bank Ltd.	4,481	74
Jardine Matheson Holdings Ltd.	1,300	66
Power Assets Holdings Ltd.	26,657	146
Sun Hung Kai Properties Ltd.	31,986	438
WH Group Ltd.(2)	249,615	145
		1,672
Ireland – 0.5%
CRH PLC	12,852	509
Israel – 1.3%
Bank Leumi Le-Israel B.M.	42,140	351
Check Point Software Technologies Ltd.*	7,413	935
Wix.com Ltd.*	2,650	204
		1,490
Italy – 0.8%
Coca-Cola HBC A.G. - CDI*	15,557	371
Enel S.p.A.	74,100	399
Poste Italiane S.p.A.	9,041	88
		858
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)continued
Japan – 18.8%
Bandai Namco Holdings, Inc.	1,900	$119
Bridgestone Corp.	16,910	602
Brother Industries Ltd.	34,722	525
Canon, Inc.	5,400	117
Dai Nippon Printing Co. Ltd.	10,000	200
Daito Trust Construction Co. Ltd.	4,920	506
Daiwa House Industry Co. Ltd.	19,100	438
Disco Corp.	3,700	1,064
Hirose Electric Co. Ltd.	3,500	438
Honda Motor Co. Ltd.	17,800	407
Hoya Corp.	9,600	929
Isuzu Motors Ltd.	66,100	772
ITOCHU Corp.	40,327	1,261
Japan Post Insurance Co. Ltd.	44,100	776
KDDI Corp.	37,819	1,143
Marubeni Corp.	9,800	112
Mazda Motor Corp.	21,200	160
MEIJI Holdings Co. Ltd.	9,600	493
Mitsubishi Corp.	500	16
Mitsubishi Heavy Industries Ltd.	2,100	83
Mitsubishi UFJ Financial Group, Inc.	135,300	913
Mitsui & Co. Ltd.	14,600	425
NGK Insulators Ltd.	25,600	327
Nintendo Co. Ltd.	14,000	586
Nippon Telegraph & Telephone Corp.	12,234	349
Nippon Yusen K.K.	15,400	365
Olympus Corp.	2,900	51
Ono Pharmaceutical Co. Ltd.	35,800	837
Open House Group Co. Ltd.	1,300	47
Otsuka Corp.	600	19
Persol Holdings Co. Ltd.	43,800	930
SCSK Corp.	12,100	183
Secom Co. Ltd.	100	6
Sekisui Chemical Co. Ltd.	34,400	479
Sekisui House Ltd.	17,400	308
SG Holdings Co. Ltd.	6,700	93
Shin-Etsu Chemical Co. Ltd.	1,000	122
Sumitomo Corp.	21,900	363
Sumitomo Mitsui Financial Group, Inc.	20,500	826
Suntory Beverage & Food Ltd.	22,776	777
Takeda Pharmaceutical Co. Ltd.	6,300	197
TIS, Inc.	2,600	69
Tokyo Electric Power Co. Holdings, Inc.*	800	3

NORTHERN FUNDS QUARTERLY REPORT     67    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)continued
Japan – 18.8%continued
Tokyo Gas Co. Ltd.	6,100	$120
TOPPAN, Inc.	31,200	461
Tosoh Corp.	55,644	660
Toyota Motor Corp.	3,300	45
Trend Micro, Inc.	10,400	486
USS Co. Ltd.	17,000	269
Yakult Honsha Co. Ltd.	6,800	443
Yamaha Motor Co. Ltd.	16,400	373
		21,293
Jordan – 0.1%
Hikma Pharmaceuticals PLC	5,397	101
Netherlands – 5.9%
ASM International N.V.	1,091	276
ASML Holding N.V.	669	362
Heineken N.V.	12,143	1,141
Koninklijke Ahold Delhaize N.V.	18,193	523
NN Group N.V.	24,074	983
Randstad N.V.	15,405	941
Shell PLC	87,751	2,493
		6,719
New Zealand – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	9,991	142
Meridian Energy Ltd.	7,543	25
		167
Norway – 0.8%
Equinor ASA	10,246	367
Norsk Hydro ASA	73,942	554
		921
Portugal – 0.5%
Jeronimo Martins SGPS S.A.	26,807	580
Singapore – 1.7%
Oversea-Chinese Banking Corp. Ltd.	127,100	1,153
Singapore Exchange Ltd.	9,200	62
STMicroelectronics N.V.	20,141	716
		1,931
South Africa – 1.0%
Anglo American PLC	29,550	1,156
Spain – 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	227,646	1,375
Endesa S.A.	8,663	163
Iberdrola S.A.	51,115	598
Industria de Diseno Textil S.A.	15,756	420
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)continued
Spain – 2.6%continued
Naturgy Energy Group S.A.	4,976	$129
Red Electrica Corp. S.A.	4,321	75
Repsol S.A.	13,027	208
		2,968
Sweden – 2.3%
Alleima AB*	1,580	6
Boliden AB	6,952	261
Getinge AB, Class B	44,432	925
Hennes & Mauritz AB, Class B	50,084	541
Hexagon AB, Class B	17,152	180
Industrivarden AB, Class C	652	16
Securitas AB, Class B	6,809	57
Skanska AB, Class B	22,214	352
Swedish Orphan Biovitrum AB*	854	18
Telefonaktiebolaget LM Ericsson, Class B	17,187	101
Volvo AB, Class B	10,423	189
		2,646
Switzerland – 6.6%
ABB Ltd. (Registered)	46,738	1,423
Accelleron Industries A.G.*	2,340	48
Cie Financiere Richemont S.A., Class A (Registered)	12,117	1,568
Kuehne + Nagel International A.G. (Registered)	999	232
Novartis A.G. (Registered)	18,178	1,647
Swisscom A.G. (Registered)	1,829	1,001
UBS Group A.G. (Registered)	86,467	1,612
		7,531
United Kingdom – 8.1%
3i Group PLC	57,213	929
AstraZeneca PLC	2,611	354
BAE Systems PLC	14,237	147
Barclays PLC	543,325	1,045
Barratt Developments PLC	168,191	808
British American Tobacco PLC	24,839	986
Bunzl PLC	2,827	94
CNH Industrial N.V.	48,284	776
DCC PLC	9,750	481
Diageo PLC	6,130	271
HSBC Holdings PLC	85,726	535
Imperial Brands PLC	32,210	805
InterContinental Hotels Group PLC	157	9
National Grid PLC	27,004	324

EQUITY FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.1% (1)continued
United Kingdom – 8.1%continued
NatWest Group PLC	132,771	$424
Persimmon PLC	9,167	135
Sage Group (The) PLC	54,678	491
SSE PLC	5,567	115
Tesco PLC	26,336	71
United Utilities Group PLC	1,202	14
WPP PLC	34,963	347
		9,161
United States – 5.3%
CSL Ltd.	1,184	231
Ferguson PLC	3,395	429
GSK PLC	72,887	1,268
Haleon PLC*	84,587	338
Nestle S.A. (Registered)	13,903	1,606
Roche Holding A.G. (Genusschein)	6,833	2,147
		6,019
Total Common Stocks
(Cost $108,897)		110,046

PREFERRED STOCKS – 0.0% (1)
Germany – 0.0%
Volkswagen A.G., 6.50%(3)	31	4
Total Preferred Stocks
(Cost $5)		4

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(4) (5)	1,634,866	1,635
Total Investment Companies
(Cost $1,635)		1,635

Total Investments – 98.5%
(Cost $110,537)		111,685
Other Assets less Liabilities – 1.5%		1,709
Net Assets – 100.0%		$113,394

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	40	$1,621	Long	3/23	$(7)
FTSE 100 Index (British Pound)	4	361	Long	3/23	6
S&P/TSX 60 Index (Canadian Dollar)	2	346	Long	3/23	2
SPI 200 Index (Australian Dollar)	2	238	Long	3/23	(2)
Yen Denominated Nikkei 225 (Japanese Yen)	8	784	Long	3/23	(19)
Total					$(20)

NORTHERN FUNDS QUARTERLY REPORT     69    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued	December 31, 2022 (UNAUDITED)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	26.8%
Japanese Yen	18.8
British Pound	13.3
Canadian Dollar	10.8
Swiss Franc	10.0
Australian Dollar	6.3
All other currencies less than 5%	12.5
Total Investments	98.5
Other Assets less Liabilities	1.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$1,387	$6,059	$—	$7,446
Canada	11,909	—	—	11,909
Chile	360	—	—	360
Israel	1,139	351	—	1,490
All Other Countries(1)	—	88,841	—	88,841
Total Common Stocks	14,795	95,251	—	110,046
Preferred Stocks	—	4	—	4
Investment Companies	1,635	—	—	1,635
Total Investments	$16,430	$95,255	$—	$111,685
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$8	$—	$—	$8
Liabilities
Futures Contracts	(28)	—	—	(28)
Total Other Financial Instruments	$(20)	$—	$—	$(20)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,627	$22,926	$22,918	$13	$1,635	1,634,866
EQUITY FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)
Australia – 8.1%
Ampol Ltd.	69,317	$1,331
ANZ Group Holdings Ltd.	835,774	13,463
APA Group	335,224	2,454
Aristocrat Leisure Ltd.	172,014	3,552
ASX Ltd.	52,836	2,423
Aurizon Holdings Ltd.	490,793	1,238
BHP Group Ltd.	1,420,441	43,979
BlueScope Steel Ltd.	128,657	1,467
Brambles Ltd.	380,005	3,121
Cochlear Ltd.	18,971	2,634
Coles Group Ltd.	377,184	4,272
Commonwealth Bank of Australia	476,592	33,267
Dexus	308,968	1,624
Endeavour Group Ltd.	380,094	1,651
Flutter Entertainment PLC - CDI*	46,731	6,403
Fortescue Metals Group Ltd.	479,738	6,688
Glencore PLC	2,736,509	18,298
Goodman Group	478,925	5,627
GPT Group (The)	495,866	1,416
IDP Education Ltd.	56,902	1,052
IGO Ltd.	197,203	1,792
Insurance Australia Group Ltd.	704,806	2,278
Lendlease Corp. Ltd.	205,647	1,096
Lottery (The) Corp. Ltd.*	625,554	1,907
Macquarie Group Ltd.	101,938	11,573
Medibank Pvt Ltd.	784,945	1,565
Mineral Resources Ltd.	47,511	2,499
Mirvac Group	1,084,666	1,571
National Australia Bank Ltd.	886,057	17,955
Newcrest Mining Ltd.	250,986	3,499
Northern Star Resources Ltd.	339,211	2,484
Orica Ltd.	124,071	1,268
Origin Energy Ltd.	497,771	2,613
Pilbara Minerals Ltd.*	720,909	1,837
Qantas Airways Ltd.*	258,118	1,039
QBE Insurance Group Ltd.	415,791	3,798
Ramsay Health Care Ltd.	50,047	2,212
REA Group Ltd.	14,975	1,128
Reece Ltd.	67,484	649
Rio Tinto Ltd.	103,914	8,190
Rio Tinto PLC	315,366	22,128
Santos Ltd.	888,124	4,355
Scentre Group	1,457,060	2,833
SEEK Ltd.	94,767	1,349
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Australia – 8.1%continued
Sonic Healthcare Ltd.	127,832	$2,606
South32 Ltd.	1,307,233	3,539
Stockland	663,160	1,638
Suncorp Group Ltd.	367,302	3,012
Telstra Group Ltd.	1,089,300	2,958
Transurban Group	871,689	7,697
Treasury Wine Estates Ltd.	203,695	1,882
Vicinity Ltd.	1,018,701	1,386
Washington H Soul Pattinson & Co. Ltd.	64,896	1,221
Wesfarmers Ltd.	315,886	9,864
Westpac Banking Corp.	979,716	15,409
WiseTech Global Ltd.	40,815	1,407
Woodside Energy Group Ltd.	532,283	12,879
Woolworths Group Ltd.	343,544	7,845
		330,921
Austria – 0.2%
Erste Group Bank A.G.	95,110	3,033
Mondi PLC	137,329	2,332
OMV A.G.	40,241	2,078
Verbund A.G.	19,878	1,676
voestalpine A.G.	32,794	866
		9,985
Belgium – 0.9%
Ageas S.A./N.V.	45,658	2,031
Anheuser-Busch InBev S.A./N.V.	241,922	14,544
D'ieteren Group	7,417	1,428
Elia Group S.A./N.V.	8,726	1,240
Groupe Bruxelles Lambert N.V.	28,876	2,313
KBC Group N.V.	69,372	4,454
Sofina S.A.	4,582	1,014
Solvay S.A., Class A	21,631	2,193
UCB S.A.	35,432	2,791
Umicore S.A.	58,205	2,147
Warehouses De Pauw - C.V.A.	46,272	1,323
		35,478
Brazil – 0.0%
Yara International ASA	45,606	2,005
Chile – 0.1%
Antofagasta PLC	109,316	2,030
China – 0.6%
BOC Hong Kong Holdings Ltd.	1,034,108	3,515
Budweiser Brewing Co. APAC Ltd.	500,600	1,575
ESR Group Ltd.	554,800	1,164

NORTHERN FUNDS QUARTERLY REPORT     71    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
China – 0.6%continued
Prosus N.V.*	232,272	$15,947
SITC International Holdings Co. Ltd.	360,000	795
Wilmar International Ltd.	524,700	1,635
Xinyi Glass Holdings Ltd.	481,000	894
		25,525
Denmark – 2.9%
AP Moller - Maersk A/S, Class A	880	1,952
AP Moller - Maersk A/S, Class B	1,418	3,185
Carlsberg A/S, Class B	28,166	3,729
Chr Hansen Holding A/S	28,779	2,075
Coloplast A/S, Class B	32,592	3,819
Danske Bank A/S	195,787	3,857
Demant A/S*	25,272	703
DSV A/S	51,820	8,219
Genmab A/S*	18,613	7,884
Novo Nordisk A/S, Class B	463,811	62,800
Novozymes A/S, Class B	57,428	2,916
Orsted A/S(2)	53,780	4,879
Pandora A/S	24,452	1,725
ROCKWOOL A/S, Class B	2,523	595
Tryg A/S	105,104	2,493
Vestas Wind Systems A/S	281,642	8,229
		119,060
Finland – 1.2%
Elisa OYJ	39,269	2,082
Fortum OYJ	126,684	2,110
Kesko OYJ, Class B	78,296	1,733
Kone OYJ, Class B	97,447	5,047
Neste OYJ	119,211	5,506
Nokia OYJ	1,534,549	7,130
Nordea Bank Abp	934,341	9,992
Orion OYJ, Class B	29,837	1,636
Sampo OYJ, Class A	133,226	6,966
Stora Enso OYJ (Registered)	152,419	2,153
UPM-Kymmene OYJ	148,319	5,560
Wartsila OYJ Abp	126,018	1,065
		50,980
France – 10.7%
Accor S.A.*	49,672	1,234
Adevinta ASA*	83,749	553
Aeroports de Paris*	7,995	1,075
Air Liquide S.A.	146,351	20,817
Airbus S.E.	165,381	19,664
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
France – 10.7%continued
Alstom S.A.	87,441	$2,147
Amundi S.A.(2)	17,965	1,021
Arkema S.A.	16,887	1,523
AXA S.A.	521,339	14,530
BioMerieux	12,093	1,272
BNP Paribas S.A.	310,391	17,664
Bollore S.E.	259,867	1,456
Bouygues S.A.	67,027	2,011
Bureau Veritas S.A.	85,648	2,254
Capgemini S.E.	46,469	7,794
Carrefour S.A.	169,451	2,835
Cie de Saint-Gobain	137,332	6,742
Cie Generale des Etablissements Michelin S.C.A.	193,782	5,388
Covivio	13,216	787
Credit Agricole S.A.	347,801	3,666
Danone S.A.	182,191	9,599
Dassault Aviation S.A.	7,105	1,206
Dassault Systemes S.E.	189,157	6,822
Edenred	70,600	3,842
Eiffage S.A.	24,227	2,389
Electricite de France S.A.	164,012	2,107
Engie S.A.	508,679	7,286
EssilorLuxottica S.A.	81,148	14,777
Eurazeo S.E.	13,451	840
Gecina S.A.	13,585	1,384
Getlink S.E.	119,013	1,907
Hermes International	8,856	13,666
Ipsen S.A.	10,383	1,119
Kering S.A.	20,916	10,704
Klepierre S.A.*	61,320	1,418
La Francaise des Jeux S.A.E.M.(2)	27,430	1,102
Legrand S.A.	73,623	5,928
L'Oreal S.A.	67,616	24,257
LVMH Moet Hennessy Louis Vuitton S.E.	77,597	56,370
Orange S.A.	550,833	5,477
Pernod Ricard S.A.	57,357	11,274
Publicis Groupe S.A.	65,032	4,130
Remy Cointreau S.A.	6,629	1,118
Renault S.A.*	55,589	1,852
Safran S.A.	94,874	11,856
Sanofi	319,592	30,924
Sartorius Stedim Biotech	7,684	2,503
SEB S.A.	7,739	651

EQUITY FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
France – 10.7%continued
Societe Generale S.A.	224,204	$5,625
Sodexo S.A.	24,373	2,332
Teleperformance	16,664	3,976
Thales S.A.	30,633	3,916
TotalEnergies S.E.	697,354	43,525
Ubisoft Entertainment S.A.*	27,475	780
Unibail-Rodamco-Westfield*	26,509	1,383
Unibail-Rodamco-Westfield - CDI*	142,686	372
Valeo	61,312	1,093
Veolia Environnement S.A.	186,996	4,804
Vinci S.A.	150,133	14,995
Vivendi S.E.	202,994	1,942
Wendel S.E.	7,692	721
Worldline S.A.(2) *	68,373	2,668
		439,073
Germany – 7.4%
adidas A.G.	48,978	6,686
Allianz S.E. (Registered)	114,237	24,564
Aroundtown S.A.	300,026	700
BASF S.E.	256,768	12,747
Bayer A.G. (Registered)	275,028	14,200
Bayerische Motoren Werke A.G.	91,649	8,180
Bechtle A.G.	24,288	859
Beiersdorf A.G.	27,910	3,203
Brenntag S.E.	44,895	2,870
Carl Zeiss Meditec A.G. (Bearer)	10,976	1,385
Commerzbank A.G.*	307,206	2,905
Continental A.G.	30,927	1,848
Covestro A.G.(2)	56,023	2,192
Daimler Truck Holding A.G.*	128,126	3,970
Deutsche Bank A.G. (Registered)	576,486	6,534
Deutsche Boerse A.G.	53,066	9,156
Deutsche Lufthansa A.G. (Registered)*	157,812	1,311
Deutsche Post A.G. (Registered)	276,987	10,426
Deutsche Telekom A.G. (Registered)	904,606	18,044
E.ON S.E.	621,371	6,202
Evonik Industries A.G.	62,685	1,204
Fresenius Medical Care A.G. & Co. KGaA	60,269	1,971
Fresenius S.E. & Co. KGaA	118,115	3,323
GEA Group A.G.	40,483	1,654
Hannover Rueck S.E.	16,871	3,354
HeidelbergCement A.G.	38,814	2,214
HelloFresh S.E.*	47,772	1,047
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Germany – 7.4%continued
Henkel A.G. & Co. KGaA	29,981	$1,934
Infineon Technologies A.G.	365,190	11,123
Knorr-Bremse A.G.	21,731	1,187
LEG Immobilien S.E.	20,293	1,322
Mercedes-Benz Group A.G.	224,180	14,712
Merck KGaA	36,035	6,979
MTU Aero Engines A.G.	14,849	3,214
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,225	12,755
Nemetschek S.E.	17,415	889
Puma S.E.	29,826	1,810
Rational A.G.	1,462	867
Rheinmetall A.G.	12,565	2,503
RWE A.G.	177,965	7,914
SAP S.E.	292,198	30,155
Scout24 S.E.	22,205	1,116
Siemens A.G. (Registered)	214,048	29,708
Siemens Energy A.G.	126,441	2,379
Siemens Healthineers A.G.(2)	80,182	4,011
Symrise A.G.	37,967	4,131
Telefonica Deutschland Holding A.G.	290,382	715
United Internet A.G. (Registered)	28,710	580
Volkswagen A.G.	8,561	1,353
Vonovia S.E.	203,470	4,795
Zalando S.E.(2) *	61,634	2,185
		301,086
Hong Kong – 2.7%
AIA Group Ltd.	3,349,686	36,903
CK Asset Holdings Ltd.	561,638	3,458
CK Infrastructure Holdings Ltd.	187,853	983
CLP Holdings Ltd.	465,014	3,393
Futu Holdings Ltd. ADR*	17,399	707
Hang Lung Properties Ltd.	551,501	1,071
Hang Seng Bank Ltd.	212,079	3,512
Henderson Land Development Co. Ltd.	390,929	1,365
HK Electric Investments & HK Electric Investments Ltd.	758,727	501
HKT Trust & HKT Ltd.	1,102,220	1,347
Hong Kong & China Gas Co. Ltd.	3,082,005	2,930
Hong Kong Exchanges & Clearing Ltd.	338,096	14,611
Hongkong Land Holdings Ltd.	308,300	1,414
Jardine Matheson Holdings Ltd.	44,800	2,278
Link REIT	595,078	4,369

NORTHERN FUNDS QUARTERLY REPORT     73    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Hong Kong – 2.7%continued
MTR Corp. Ltd.	443,636	$2,351
New World Development Co. Ltd.	410,111	1,156
Power Assets Holdings Ltd.	375,317	2,056
Prudential PLC	767,859	10,391
Sino Land Co. Ltd.	974,549	1,214
Sun Hung Kai Properties Ltd.	413,758	5,662
Swire Pacific Ltd., Class A	143,551	1,259
Swire Properties Ltd.	340,587	862
Techtronic Industries Co. Ltd.	381,333	4,246
WH Group Ltd.(2)	2,284,213	1,329
Wharf Real Estate Investment Co. Ltd.	465,766	2,715
		112,083
Ireland – 0.6%
AerCap Holdings N.V.*	37,164	2,167
AIB Group PLC	300,694	1,159
Bank of Ireland Group PLC	302,218	2,866
CRH PLC	214,608	8,497
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	44,040	3,974
Kingspan Group PLC	43,403	2,337
Smurfit Kappa Group PLC	67,638	2,506
		23,506
Israel – 0.7%
Azrieli Group Ltd.	10,176	676
Bank Hapoalim B.M.	363,934	3,283
Bank Leumi Le-Israel B.M.	442,040	3,685
Bezeq The Israeli Telecommunication Corp. Ltd.	520,774	898
Check Point Software Technologies Ltd.*	29,039	3,664
Elbit Systems Ltd.	7,084	1,153
ICL Group Ltd.	191,133	1,378
Israel Discount Bank Ltd., Class A	355,469	1,868
Mizrahi Tefahot Bank Ltd.	42,271	1,369
Nice Ltd.*	17,821	3,455
Teva Pharmaceutical Industries Ltd. ADR*	319,045	2,910
Tower Semiconductor Ltd.*	32,538	1,420
Wix.com Ltd.*	16,691	1,282
ZIM Integrated Shipping Services Ltd.	24,907	428
		27,469
Italy – 2.0%
Amplifon S.p.A.	36,670	1,095
Assicurazioni Generali S.p.A.	317,007	5,630
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Italy – 2.0%continued
Coca-Cola HBC A.G. - CDI*	53,927	$1,287
Davide Campari-Milano N.V.	141,593	1,435
DiaSorin S.p.A.	7,183	1,006
Enel S.p.A.	2,258,908	12,149
Eni S.p.A.	699,609	9,993
Ferrari N.V.	16,988	3,639
Ferrari N.V. (New York Exchange)	18,769	4,016
FinecoBank Banca Fineco S.p.A.	171,590	2,860
Infrastrutture Wireless Italiane S.p.A.(2)	96,117	971
Intesa Sanpaolo S.p.A.	4,652,037	10,379
Mediobanca Banca di Credito Finanziario S.p.A.	168,503	1,619
Moncler S.p.A.	57,197	3,045
Nexi S.p.A.(2) *	165,879	1,304
Poste Italiane S.p.A.	138,949	1,355
Prysmian S.p.A.	72,878	2,698
Recordati Industria Chimica e Farmaceutica S.p.A.	27,580	1,146
Snam S.p.A.	579,367	2,813
Telecom Italia S.p.A.*	3,047,503	708
Terna - Rete Elettrica Nazionale	410,139	3,036
UniCredit S.p.A.	543,795	7,733
		79,917
Japan – 21.4%
Advantest Corp.	53,200	3,435
Aeon Co. Ltd.	183,400	3,861
AGC, Inc.	56,400	1,868
Aisin Corp.	40,200	1,071
Ajinomoto Co., Inc.	127,200	3,879
ANA Holdings, Inc.*	46,800	997
Asahi Group Holdings Ltd.	128,900	4,014
Asahi Intecc Co. Ltd.	59,600	982
Asahi Kasei Corp.	350,900	2,494
Astellas Pharma, Inc.	514,000	7,798
Azbil Corp.	32,700	828
Bandai Namco Holdings, Inc.	56,000	3,512
Bridgestone Corp.	159,500	5,678
Brother Industries Ltd.	63,000	953
Canon, Inc.	281,600	6,089
Capcom Co. Ltd.	47,000	1,507
Central Japan Railway Co.	40,200	4,946
Chiba Bank (The) Ltd.	154,000	1,129
Chubu Electric Power Co., Inc.	177,300	1,835
Chugai Pharmaceutical Co. Ltd.	190,165	4,832

EQUITY FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.4%continued
Concordia Financial Group Ltd.	320,400	$1,341
CyberAgent, Inc.	116,800	1,039
Dai Nippon Printing Co. Ltd.	58,400	1,171
Daifuku Co. Ltd.	29,300	1,379
Dai-ichi Life Holdings, Inc.	274,100	6,224
Daiichi Sankyo Co. Ltd.	491,300	15,745
Daikin Industries Ltd.	69,700	10,722
Daito Trust Construction Co. Ltd.	17,100	1,757
Daiwa House Industry Co. Ltd.	170,100	3,903
Daiwa House REIT Investment Corp.	640	1,428
Daiwa Securities Group, Inc.	363,000	1,609
Denso Corp.	123,100	6,035
Dentsu Group, Inc.	59,718	1,885
Disco Corp.	8,200	2,357
East Japan Railway Co.	84,412	4,816
Eisai Co. Ltd.	70,000	4,585
ENEOS Holdings, Inc.	868,597	2,958
FANUC Corp.	53,700	8,014
Fast Retailing Co. Ltd.	16,400	9,938
Fuji Electric Co. Ltd.	35,700	1,359
FUJIFILM Holdings Corp.	101,800	5,136
Fujitsu Ltd.	55,100	7,297
GLP J-REIT	1,264	1,454
GMO Payment Gateway, Inc.	11,400	948
Hakuhodo DY Holdings, Inc.	58,600	594
Hamamatsu Photonics K.K.	40,470	1,947
Hankyu Hanshin Holdings, Inc.	62,800	1,867
Hikari Tsushin, Inc.	5,800	816
Hirose Electric Co. Ltd.	7,928	992
Hitachi Construction Machinery Co. Ltd.	29,900	674
Hitachi Ltd.	271,100	13,643
Honda Motor Co. Ltd.	457,000	10,449
Hoshizaki Corp.	32,200	1,134
Hoya Corp.	101,200	9,792
Hulic Co. Ltd.	108,100	851
Ibiden Co. Ltd.	32,200	1,173
Idemitsu Kosan Co. Ltd.	55,188	1,291
Iida Group Holdings Co. Ltd.	41,264	624
Inpex Corp.	290,200	3,097
Isuzu Motors Ltd.	168,000	1,962
Ito En Ltd.	15,900	580
ITOCHU Corp.	332,800	10,406
Itochu Techno-Solutions Corp.	27,600	646
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.4%continued
Japan Airlines Co. Ltd.*	42,200	$866
Japan Exchange Group, Inc.	137,800	1,992
Japan Metropolitan Fund Invest	1,909	1,517
Japan Post Bank Co. Ltd.	120,500	1,035
Japan Post Holdings Co. Ltd.	664,000	5,598
Japan Post Insurance Co. Ltd.	58,100	1,023
Japan Real Estate Investment Corp.	359	1,572
Japan Tobacco, Inc.	339,800	6,871
JFE Holdings, Inc.	134,100	1,557
JSR Corp.	48,700	960
Kajima Corp.	115,900	1,348
Kakaku.com, Inc.	39,200	631
Kansai Electric Power (The) Co., Inc.	202,000	1,961
Kao Corp.	134,500	5,384
KDDI Corp.	452,400	13,673
Keio Corp.	27,500	1,011
Keisei Electric Railway Co. Ltd.	35,200	1,007
Keyence Corp.	54,556	21,359
Kikkoman Corp.	41,000	2,167
Kintetsu Group Holdings Co. Ltd.	47,100	1,561
Kirin Holdings Co. Ltd.	231,300	3,544
Kobayashi Pharmaceutical Co. Ltd.	14,300	984
Kobe Bussan Co. Ltd.	39,800	1,149
Koei Tecmo Holdings Co. Ltd.	31,440	567
Koito Manufacturing Co. Ltd.	56,328	839
Komatsu Ltd.	258,800	5,615
Konami Group Corp.	25,400	1,155
Kose Corp.	9,600	1,043
Kubota Corp.	288,800	3,978
Kurita Water Industries Ltd.	28,900	1,200
Kyocera Corp.	89,600	4,471
Kyowa Kirin Co. Ltd.	74,200	1,707
Lasertec Corp.	21,100	3,505
Lixil Corp.	81,600	1,244
M3, Inc.	125,100	3,408
Makita Corp.	65,000	1,522
Marubeni Corp.	431,800	4,935
Mazda Motor Corp.	154,800	1,170
McDonald's Holdings Co. Japan Ltd.	22,800	868
MEIJI Holdings Co. Ltd.	30,026	1,542
MINEBEA MITSUMI, Inc.	99,700	1,496
MISUMI Group, Inc.	78,000	1,710
Mitsubishi Chemical Holdings Corp.	373,300	1,929
Mitsubishi Corp.	353,900	11,449

NORTHERN FUNDS QUARTERLY REPORT     75    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.4%continued
Mitsubishi Electric Corp.	546,500	$5,410
Mitsubishi Estate Co. Ltd.	338,600	4,382
Mitsubishi HC Capital, Inc.	188,300	928
Mitsubishi Heavy Industries Ltd.	90,800	3,593
Mitsubishi UFJ Financial Group, Inc.	3,349,195	22,594
Mitsui & Co. Ltd.	401,800	11,683
Mitsui Chemicals, Inc.	55,200	1,238
Mitsui Fudosan Co. Ltd.	255,800	4,673
Mitsui OSK Lines Ltd.	100,000	2,506
Mizuho Financial Group, Inc.	685,018	9,682
MonotaRO Co. Ltd.	72,100	1,020
MS&AD Insurance Group Holdings, Inc.	124,943	3,999
Murata Manufacturing Co. Ltd.	160,691	8,062
NEC Corp.	67,800	2,372
Nexon Co. Ltd.	130,700	2,915
NGK Insulators Ltd.	66,100	843
Nidec Corp.	124,900	6,504
Nihon M&A Center Holdings, Inc.	86,700	1,075
Nintendo Co. Ltd.	309,600	12,965
Nippon Building Fund, Inc.	442	1,974
NIPPON EXPRESS HOLDINGS, Inc.	21,100	1,203
Nippon Paint Holdings Co. Ltd.	229,800	1,818
Nippon Prologis REIT, Inc.	596	1,396
Nippon Sanso Holdings Corp.	51,400	740
Nippon Shinyaku Co. Ltd.	14,100	803
Nippon Steel Corp.	223,961	3,899
Nippon Telegraph & Telephone Corp.	339,112	9,680
Nippon Yusen K.K.	134,700	3,191
Nissan Chemical Corp.	35,100	1,545
Nissan Motor Co. Ltd.	637,400	2,005
Nisshin Seifun Group, Inc.	56,505	708
Nissin Foods Holdings Co. Ltd.	17,100	1,354
Nitori Holdings Co. Ltd.	22,300	2,892
Nitto Denko Corp.	39,500	2,272
Nomura Holdings, Inc.	841,500	3,132
Nomura Real Estate Holdings, Inc.	32,700	699
Nomura Real Estate Master Fund, Inc.	1,254	1,557
Nomura Research Institute Ltd.	109,622	2,606
NTT Data Corp.	175,500	2,582
Obayashi Corp.	171,900	1,300
Obic Co. Ltd.	19,500	2,883
Odakyu Electric Railway Co. Ltd.	79,300	1,034
Oji Holdings Corp.	235,200	951
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.4%continued
Olympus Corp.	342,200	$6,049
Omron Corp.	52,500	2,561
Ono Pharmaceutical Co. Ltd.	103,100	2,412
Open House Group Co. Ltd.	22,200	805
Oracle Corp. Japan	10,900	709
Oriental Land Co. Ltd.	56,100	8,173
ORIX Corp.	334,100	5,387
Osaka Gas Co. Ltd.	102,400	1,656
Otsuka Corp.	31,000	981
Otsuka Holdings Co. Ltd.	108,615	3,536
Pan Pacific International Holdings Corp.	107,900	2,003
Panasonic Corp.	623,300	5,220
Persol Holdings Co. Ltd.	48,100	1,022
Rakuten Group, Inc.	249,700	1,133
Recruit Holdings Co. Ltd.	403,700	12,839
Renesas Electronics Corp.*	334,400	3,022
Resona Holdings, Inc.	603,010	3,313
Ricoh Co. Ltd.	169,800	1,302
Rohm Co. Ltd.	24,900	1,777
SBI Holdings, Inc.	66,960	1,284
SCSK Corp.	45,500	687
Secom Co. Ltd.	59,600	3,400
Seiko Epson Corp.	81,000	1,176
Sekisui Chemical Co. Ltd.	100,100	1,393
Sekisui House Ltd.	176,400	3,120
Seven & i Holdings Co. Ltd.	210,700	9,013
SG Holdings Co. Ltd.	79,500	1,108
Sharp Corp.	56,200	405
Shimadzu Corp.	66,700	1,902
Shimano, Inc.	20,700	3,298
Shimizu Corp.	164,100	874
Shin-Etsu Chemical Co. Ltd.	105,100	12,805
Shionogi & Co. Ltd.	74,700	3,716
Shiseido Co. Ltd.	112,700	5,554
Shizuoka Financial Group, Inc.	123,300	991
SMC Corp.	16,000	6,772
SoftBank Corp.	804,400	9,095
SoftBank Group Corp.	338,100	14,318
Sompo Holdings, Inc.	87,845	3,901
Sony Group Corp.	353,400	26,949
Square Enix Holdings Co. Ltd.	23,500	1,091
Subaru Corp.	174,400	2,676
SUMCO Corp.	100,100	1,339
Sumitomo Chemical Co. Ltd.	405,600	1,452

EQUITY FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.4%continued
Sumitomo Corp.	314,800	$5,220
Sumitomo Electric Industries Ltd.	198,700	2,254
Sumitomo Metal Mining Co. Ltd.	69,100	2,458
Sumitomo Mitsui Financial Group, Inc.	365,942	14,745
Sumitomo Mitsui Trust Holdings, Inc.	96,619	3,371
Sumitomo Realty & Development Co. Ltd.	85,800	2,020
Suntory Beverage & Food Ltd.	36,800	1,256
Suzuki Motor Corp.	103,300	3,324
Sysmex Corp.	46,298	2,820
T&D Holdings, Inc.	145,800	2,098
Taisei Corp.	51,200	1,649
Takeda Pharmaceutical Co. Ltd.	421,066	13,152
TDK Corp.	107,600	3,494
Terumo Corp.	180,300	5,099
TIS, Inc.	63,000	1,670
Tobu Railway Co. Ltd.	50,900	1,192
Toho Co. Ltd.	33,000	1,277
Tokio Marine Holdings, Inc.	515,400	11,033
Tokyo Electric Power Co. Holdings, Inc.*	426,000	1,538
Tokyo Electron Ltd.	41,900	12,447
Tokyo Gas Co. Ltd.	107,200	2,107
Tokyu Corp.	153,500	1,933
TOPPAN, Inc.	77,000	1,137
Toray Industries, Inc.	384,500	2,134
Toshiba Corp.	110,700	3,880
Tosoh Corp.	77,100	915
TOTO Ltd.	38,500	1,303
Toyota Industries Corp.	40,500	2,208
Toyota Motor Corp.	2,973,720	40,642
Toyota Tsusho Corp.	58,900	2,159
Trend Micro, Inc.	38,100	1,782
Unicharm Corp.	114,700	4,398
USS Co. Ltd.	56,800	900
Welcia Holdings Co. Ltd.	27,100	631
West Japan Railway Co.	61,000	2,662
Yakult Honsha Co. Ltd.	36,900	2,406
Yamaha Corp.	40,100	1,479
Yamaha Motor Co. Ltd.	83,000	1,886
Yamato Holdings Co. Ltd.	79,500	1,264
Yaskawa Electric Corp.	66,100	2,127
Yokogawa Electric Corp.	61,500	974
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Japan – 21.4%continued
Z Holdings Corp.	751,200	$1,899
ZOZO, Inc.	33,100	822
		876,121
Jordan – 0.0%
Hikma Pharmaceuticals PLC	46,136	866
Luxembourg – 0.2%
ArcelorMittal S.A.	148,606	3,885
Eurofins Scientific S.E.	37,240	2,682
		6,567
Macau – 0.2%
Galaxy Entertainment Group Ltd.	604,148	4,000
Sands China Ltd.*	684,699	2,269
		6,269
Netherlands – 5.2%
ABN AMRO Bank N.V. - C.V.A.	121,989	1,685
Adyen N.V.(2) *	6,037	8,354
Aegon N.V.	504,527	2,559
Akzo Nobel N.V.	51,417	3,431
Argenx S.E.*	15,548	5,859
ASM International N.V.	13,015	3,295
ASML Holding N.V.	113,897	61,653
Euronext N.V.	23,431	1,737
EXOR N.V.*	31,421	2,294
Heineken Holding N.V.	28,580	2,201
Heineken N.V.	71,801	6,746
IMCD N.V.	16,387	2,341
ING Groep N.V.	1,053,282	12,850
JDE Peet's N.V.	28,152	814
Koninklijke Ahold Delhaize N.V.	296,356	8,515
Koninklijke DSM N.V.	48,517	5,948
Koninklijke KPN N.V.	904,080	2,797
Koninklijke Philips N.V.	251,333	3,772
NN Group N.V.	77,191	3,153
OCI N.V.	31,429	1,121
Randstad N.V.	34,425	2,102
Shell PLC	2,036,800	57,881
Universal Music Group N.V.	200,576	4,842
Wolters Kluwer N.V.	73,486	7,676
		213,626
New Zealand – 0.2%
Auckland International Airport Ltd.*	358,943	1,783
Fisher & Paykel Healthcare Corp. Ltd.	156,659	2,230
Mercury NZ Ltd.	177,324	626

NORTHERN FUNDS QUARTERLY REPORT     77    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
New Zealand – 0.2%continued
Meridian Energy Ltd.	386,420	$1,277
Spark New Zealand Ltd.	528,543	1,812
Xero Ltd.*	37,337	1,782
		9,510
Norway – 0.7%
Aker BP ASA	90,785	2,830
DNB Bank ASA	265,352	5,254
Equinor ASA	265,003	9,505
Gjensidige Forsikring ASA	59,937	1,176
Kongsberg Gruppen ASA	24,750	1,050
Mowi ASA	115,702	1,975
Norsk Hydro ASA	379,550	2,843
Orkla ASA	200,960	1,452
Salmar ASA	19,696	775
Telenor ASA	200,808	1,877
		28,737
Portugal – 0.2%
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP - Energias de Portugal S.A.	788,780	3,929
Galp Energia SGPS S.A.	141,287	1,912
Jeronimo Martins SGPS S.A.	81,111	1,754
		7,595
Singapore – 1.6%
CapitaLand Ascendas REIT	959,992	1,965
CapitaLand Integrated Commercial Trust	1,406,416	2,144
Capitaland Investment Ltd.	717,062	1,983
City Developments Ltd.	123,700	758
DBS Group Holdings Ltd.	506,505	12,823
Genting Singapore Ltd.	1,705,280	1,217
Grab Holdings Ltd., Class A*	382,368	1,231
Jardine Cycle & Carriage Ltd.	27,300	583
Keppel Corp. Ltd.	404,250	2,193
Mapletree Logistics Trust	971,787	1,155
Mapletree Pan Asia Commercial Trust	683,900	853
Oversea-Chinese Banking Corp. Ltd.	944,751	8,573
Sea Ltd. ADR*	100,783	5,244
Singapore Airlines Ltd.	396,435	1,634
Singapore Exchange Ltd.	235,500	1,575
Singapore Technologies Engineering Ltd.	440,300	1,102
Singapore Telecommunications Ltd.	2,307,325	4,430
STMicroelectronics N.V.	189,680	6,743
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Singapore – 1.6%continued
United Overseas Bank Ltd.	334,449	$7,670
UOL Group Ltd.	122,280	614
Venture Corp. Ltd.	81,100	1,034
		65,524
South Africa – 0.3%
Anglo American PLC	355,217	13,894
South Korea – 0.1%
Delivery Hero S.E.*	46,850	2,245
Spain – 2.4%
Acciona S.A.	6,537	1,202
ACS Actividades de Construccion y Servicios S.A.	61,279	1,756
Aena S.M.E. S.A.*	20,934	2,636
Amadeus IT Group S.A.*	124,968	6,445
Banco Bilbao Vizcaya Argentaria S.A.	1,691,884	10,217
Banco Santander S.A.	4,684,188	14,028
CaixaBank S.A.	1,252,914	4,918
Cellnex Telecom S.A.*	154,079	5,124
Corp. ACCIONA Energias Renovables S.A.	19,010	735
EDP Renovaveis S.A.	81,192	1,795
Enagas S.A.	72,079	1,198
Endesa S.A.	86,581	1,634
Ferrovial S.A.	139,379	3,646
Grifols S.A.*	89,490	1,038
Iberdrola S.A.	1,684,568	19,705
Industria de Diseno Textil S.A.	308,323	8,210
Naturgy Energy Group S.A.	43,483	1,131
Red Electrica Corp. S.A.	115,063	1,999
Repsol S.A.	382,546	6,098
Telefonica S.A.	1,437,327	5,206
		98,721
Sweden – 3.0%
Alfa Laval AB	83,177	2,407
Assa Abloy AB, Class B	277,054	5,961
Atlas Copco AB, Class A	743,705	8,805
Atlas Copco AB, Class B	443,351	4,737
Boliden AB	75,474	2,838
Electrolux AB, Class B	56,656	767
Embracer Group AB*	188,740	853
Epiroc AB, Class A	179,459	3,280
Epiroc AB, Class B	111,843	1,803
EQT AB	80,669	1,719

EQUITY FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Sweden – 3.0%continued
Essity AB, Class B	172,949	$4,540
Evolution AB	51,062	4,987
Fastighets AB Balder, Class B*	166,288	778
Getinge AB, Class B	65,425	1,362
Hennes & Mauritz AB, Class B	198,899	2,147
Hexagon AB, Class B	535,813	5,632
Holmen AB, Class B	28,056	1,116
Husqvarna AB, Class B	123,626	871
Industrivarden AB, Class A	35,290	860
Industrivarden AB, Class C	39,194	954
Indutrade AB	76,366	1,552
Investment AB Latour, Class B	43,691	829
Investor AB, Class A	133,583	2,491
Investor AB, Class B	517,232	9,381
Kinnevik AB, Class B*	69,753	963
L E Lundbergforetagen AB, Class B	22,433	956
Lifco AB, Class B	68,727	1,144
Nibe Industrier AB, Class B	431,451	4,035
Sagax AB, Class B	51,523	1,173
Sandvik AB	293,736	5,303
Securitas AB, Class B	141,031	1,174
Skandinaviska Enskilda Banken AB, Class A	457,392	5,264
Skanska AB, Class B	97,142	1,542
SKF AB, Class B	103,242	1,580
Svenska Cellulosa AB S.C.A., Class B	168,216	2,127
Svenska Handelsbanken AB, Class A	414,387	4,170
Swedbank AB, Class A	256,050	4,350
Swedish Orphan Biovitrum AB*	50,667	1,047
Tele2 AB, Class B	168,297	1,371
Telefonaktiebolaget LM Ericsson, Class B	829,075	4,855
Telia Co. AB	775,279	1,984
Volvo AB, Class A	55,885	1,064
Volvo AB, Class B	419,294	7,592
Volvo Car AB, Class B*	176,529	807
		123,171
Switzerland – 5.8%
ABB Ltd. (Registered)	436,925	13,308
Adecco Group A.G. (Registered)	41,827	1,375
Alcon, Inc.	138,383	9,505
Bachem Holding A.G.	9,370	817
Baloise Holding A.G. (Registered)	13,314	2,057
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Switzerland – 5.8%continued
Banque Cantonale Vaudoise (Registered)	8,446	$811
Barry Callebaut A.G. (Registered)	997	1,975
BKW A.G.	5,956	813
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	290	2,955
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	31	3,193
Cie Financiere Richemont S.A., Class A (Registered)	145,950	18,887
Clariant A.G. (Registered)*	61,024	971
Credit Suisse Group A.G. (Registered)	1,000,405	3,006
EMS-Chemie Holding A.G. (Registered)	1,925	1,301
Geberit A.G. (Registered)	10,239	4,849
Givaudan S.A. (Registered)	2,572	7,841
Julius Baer Group Ltd.	61,017	3,547
Kuehne + Nagel International A.G. (Registered)	15,469	3,595
Logitech International S.A. (Registered)	48,179	2,990
Lonza Group A.G. (Registered)	20,739	10,207
Novartis A.G. (Registered)	606,022	54,894
Partners Group Holding A.G.	6,417	5,704
Schindler Holding A.G. (Participation Certificate)	11,243	2,111
Schindler Holding A.G. (Registered)	6,971	1,252
SGS S.A. (Registered)	1,771	4,100
SIG Group A.G.*	87,468	1,917
Sika A.G. (Registered)	40,599	9,796
Sonova Holding A.G. (Registered)	15,221	3,622
Straumann Holding A.G. (Registered)	31,587	3,577
Swatch Group (The) A.G. (Bearer)	8,382	2,380
Swatch Group (The) A.G. (Registered)	12,980	677
Swiss Life Holding A.G. (Registered)	8,689	4,485
Swiss Prime Site A.G. (Registered)	20,675	1,795
Swisscom A.G. (Registered)	7,386	4,043
Temenos A.G. (Registered)	18,841	1,041
UBS Group A.G. (Registered)	935,799	17,443
VAT Group A.G.	7,731	2,129
Zurich Insurance Group A.G.	41,947	20,045
		235,014
United Kingdom – 11.6%
3i Group PLC	273,583	4,442
abrdn PLC	613,284	1,397
Admiral Group PLC	49,694	1,284
Ashtead Group PLC	122,959	7,024

NORTHERN FUNDS QUARTERLY REPORT     79    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United Kingdom – 11.6%continued
Associated British Foods PLC	102,489	$1,953
AstraZeneca PLC	434,388	58,953
Auto Trader Group PLC(2)	253,759	1,583
AVEVA Group PLC	33,903	1,317
Aviva PLC	797,731	4,252
BAE Systems PLC	875,302	9,046
Barclays PLC	4,471,587	8,597
Barratt Developments PLC	289,258	1,389
Berkeley Group Holdings PLC	33,040	1,504
BP PLC	5,270,599	30,650
British American Tobacco PLC	598,325	23,738
British Land (The) Co. PLC	222,837	1,065
BT Group PLC	1,997,371	2,712
Bunzl PLC	96,873	3,233
Burberry Group PLC	113,964	2,785
CK Hutchison Holdings Ltd.	765,638	4,596
CNH Industrial N.V.	289,572	4,651
Coca-Cola Europacific Partners PLC	59,614	3,298
Compass Group PLC	493,506	11,403
Croda International PLC	39,449	3,153
DCC PLC	27,447	1,355
Diageo PLC	637,023	28,130
Entain PLC	166,013	2,662
Experian PLC	260,638	8,873
Halma PLC	107,207	2,562
Hargreaves Lansdown PLC	93,117	965
HSBC Holdings PLC	5,594,844	34,892
Imperial Brands PLC	250,991	6,271
Informa PLC	417,171	3,128
InterContinental Hotels Group PLC	50,542	2,909
Intertek Group PLC	44,747	2,184
J Sainsbury PLC	494,001	1,297
JD Sports Fashion PLC	772,306	1,179
Johnson Matthey PLC	49,949	1,286
Just Eat Takeaway.com N.V.*	50,017	1,065
Kingfisher PLC	554,740	1,588
Land Securities Group PLC	194,068	1,460
Legal & General Group PLC	1,689,497	5,103
Lloyds Banking Group PLC	19,017,920	10,443
London Stock Exchange Group PLC	93,435	8,062
M&G PLC	669,951	1,523
Melrose Industries PLC	1,117,491	1,817
National Grid PLC	1,019,037	12,240
NatWest Group PLC	1,493,929	4,769
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United Kingdom – 11.6%continued
Next PLC	36,213	$2,550
Ocado Group PLC*	159,465	1,200
Pearson PLC	192,369	2,180
Persimmon PLC	92,030	1,358
Phoenix Group Holdings PLC	199,170	1,467
Reckitt Benckiser Group PLC	200,342	13,938
RELX PLC	536,185	14,855
Rentokil Initial PLC	718,900	4,419
Rolls-Royce Holdings PLC*	2,387,595	2,673
Sage Group (The) PLC	286,851	2,576
Schroders PLC	216,059	1,136
Segro PLC	336,916	3,115
Severn Trent PLC	72,519	2,326
Smith & Nephew PLC	250,610	3,348
Smiths Group PLC	105,654	2,037
Spirax-Sarco Engineering PLC	20,754	2,667
SSE PLC	301,557	6,220
St. James's Place PLC	151,450	2,005
Standard Chartered PLC	696,783	5,230
Taylor Wimpey PLC	895,405	1,104
Tesco PLC	2,078,733	5,636
Unilever PLC	713,046	35,972
United Utilities Group PLC	196,781	2,360
Vodafone Group PLC	7,363,322	7,464
Whitbread PLC	57,265	1,781
WPP PLC	304,434	3,022
		472,427
United States – 6.5%
Computershare Ltd.	152,456	2,720
CSL Ltd.	134,637	26,253
CyberArk Software Ltd.*	11,069	1,435
GSK PLC	1,140,170	19,827
Haleon PLC*	1,440,985	5,764
Holcim A.G.*	157,006	8,096
James Hardie Industries PLC - CDI	124,119	2,223
Nestle S.A. (Registered)	770,726	89,008
QIAGEN N.V.*	65,583	3,301
Roche Holding A.G. (Bearer)	7,671	2,973
Roche Holding A.G. (Genusschein)	196,758	61,834
Schneider Electric S.E.	151,600	21,321
Stellantis N.V.	493,203	6,986
Stellantis N.V. (New York Exchange)	118,669	1,685

EQUITY FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United States – 6.5%continued
Swiss Re A.G.	85,849	$8,053
Tenaris S.A.	130,622	2,292
		263,771
Total Common Stocks
(Cost $2,801,441)		3,983,176

PREFERRED STOCKS – 0.5% (1)
Germany – 0.5%
Bayerische Motoren Werke A.G., 7.32%(4)	17,343	1,477
Dr. Ing hc F Porsche A.G.*	32,611	3,309
Henkel A.G. & Co. KGaA, 2.84%(4)	48,255	3,359
Porsche Automobil Holding S.E., 5.00%(4)	43,547	2,389
Sartorius A.G., 0.34%(4)	7,078	2,799
Volkswagen A.G., 6.50%(4)	51,243	6,387
		19,720
Total Preferred Stocks
(Cost $16,056)		19,720

INVESTMENT COMPANIES – 1.1%
iShares Core MSCI EAFE ETF	340,000	20,958
iShares MSCI EAFE ETF	250,000	16,410
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	9,605,470	9,605
Total Investment Companies
(Cost $46,838)		46,973

Total Investments – 99.1%
(Cost $2,864,335)		4,049,869
Other Assets less Liabilities – 0.9%		36,453
Net Assets – 100.0%		$4,086,322

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Toronto-Dominion Bank	United States Dollar	6,039	Japanese Yen	818,010	3/15/23	$257
UBS	United States Dollar	4,812	Euro	4,500	3/15/23	30
Subtotal Appreciation						287
Citibank	United States Dollar	3,263	British Pound	2,670	3/15/23	(29)
Total						$258
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	396	$16,045	Long	3/23	$(648)
FTSE 100 Index (British Pound)	105	9,477	Long	3/23	9
Hang Seng Index (Hong Kong Dollar)	7	893	Long	1/23	12
MSCI EAFE Index (United States Dollar)	40	3,899	Long	3/23	(8)

NORTHERN FUNDS QUARTERLY REPORT     81    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY INDEX FUND continued	December 31, 2022 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
SPI 200 Index (Australian Dollar)	38	$4,522	Long	3/23	$(75)
Topix Index (Japanese Yen)	70	10,089	Long	3/23	(275)
Total					$(985)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	31.3%
Japanese Yen	21.4
British Pound	15.0
Swiss Franc	9.9
Australian Dollar	7.8
All other currencies less than 5%	13.7
Total Investments	99.1
Other Assets less Liabilities	0.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$13,463	$317,458	$—	$330,921
Hong Kong	707	111,376	—	112,083
Ireland	2,167	21,339	—	23,506
Israel	8,284	19,185	—	27,469
Italy	3,639	76,278	—	79,917
Singapore	6,475	59,049	—	65,524
United Kingdom	3,298	469,129	—	472,427
United States	3,120	260,651	—	263,771
All Other Countries(1)	—	2,607,558	—	2,607,558
Total Common Stocks	41,153	3,942,023	—	3,983,176
Preferred Stocks	—	19,720	—	19,720
Investment Companies	46,973	—	—	46,973
Total Investments	$88,126	$3,961,743	$—	$4,049,869
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$287	$—	$287
Futures Contracts	21	—	—	21
Liabilities
Forward Foreign Currency Exchange Contracts	—	(29)	—	(29)
Futures Contracts	(1,006)	—	—	(1,006)
Total Other Financial Instruments	$(985)	$258	$—	$(727)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,601	$280,177	$280,173	$113	$9,605	9,605,470
EQUITY FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LARGE CAP CORE FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.4%
Aerospace & Defense – 1.6%
General Dynamics Corp.	7,865	$1,952
Lockheed Martin Corp.	3,573	1,738
		3,690
Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	14,958	1,555
United Parcel Service, Inc., Class B	8,878	1,543
		3,098
Automobiles – 0.8%
Tesla, Inc.*	12,847	1,583
Thor Industries, Inc.	3,341	252
		1,835
Banks – 4.1%
Bank of America Corp.	57,054	1,890
Bank OZK	38,174	1,529
Citigroup, Inc.	41,425	1,874
JPMorgan Chase & Co.	10,055	1,348
Prosperity Bancshares, Inc.	14,614	1,062
SVB Financial Group*	4,312	992
U.S. Bancorp	26	1
Wells Fargo & Co.	20,668	854
		9,550
Beverages – 1.2%
Coca-Cola (The) Co.	29,636	1,885
PepsiCo, Inc.	4,730	855
		2,740
Biotechnology – 2.2%
AbbVie, Inc.	3,360	543
Amgen, Inc.	9,598	2,521
Biogen, Inc.*	1,780	493
Gilead Sciences, Inc.	3,578	307
Moderna, Inc.*	294	53
Regeneron Pharmaceuticals, Inc.*	901	650
Vertex Pharmaceuticals, Inc.*	2,359	681
		5,248
Building Products – 0.1%
A.O. Smith Corp.	2,614	150
Capital Markets – 2.7%
Affiliated Managers Group, Inc.	1,633	259
Ameriprise Financial, Inc.	2,976	926
Bank of New York Mellon (The) Corp.	39,889	1,816
Goldman Sachs Group (The), Inc.	5,058	1,737
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Capital Markets – 2.7%continued
Jefferies Financial Group, Inc.	42,872	$1,470
Robinhood Markets, Inc., Class A*	18,744	152
		6,360
Chemicals – 1.5%
CF Industries Holdings, Inc.	15,017	1,279
Chemours (The) Co.	5,482	168
Ginkgo Bioworks Holdings, Inc.*	83,920	142
LyondellBasell Industries N.V., Class A	15,695	1,303
Mosaic (The) Co.	874	38
Olin Corp.	12,860	681
		3,611
Communications Equipment – 1.2%
Cisco Systems, Inc.	61,455	2,928
Consumer Finance – 0.2%
Discover Financial Services	35	3
SLM Corp.	23,120	384
		387
Diversified Consumer Services – 0.5%
Grand Canyon Education, Inc.*	1,041	110
H&R Block, Inc.	31,233	1,140
		1,250
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc., Class B*	13,728	4,241
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	133,727	2,462
Electric Utilities – 2.0%
Constellation Energy Corp.	12,873	1,110
Edison International	914	58
Entergy Corp.	193	22
Exelon Corp.	38,622	1,669
FirstEnergy Corp.	20,857	875
IDACORP, Inc.	4,368	471
NRG Energy, Inc.	10,906	347
OGE Energy Corp.	2,019	80
		4,632
Electrical Equipment – 0.9%
Acuity Brands, Inc.	8,415	1,394
Emerson Electric Co.	7,468	717
		2,111
Entertainment – 0.6%
Activision Blizzard, Inc.	3,051	234
Electronic Arts, Inc.	1,809	221

NORTHERN FUNDS QUARTERLY REPORT     83    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Entertainment – 0.6%continued
Netflix, Inc.*	924	$272
Playtika Holding Corp.*	67,549	575
World Wrestling Entertainment, Inc., Class A	1,091	75
		1,377
Equity Real Estate Investment Trusts – 2.2%
Equity Residential	60	4
Host Hotels & Resorts, Inc.	93,546	1,502
Lamar Advertising Co., Class A	14	1
Public Storage	5,365	1,503
Simon Property Group, Inc.	3,995	469
Weyerhaeuser Co.	52,909	1,640
		5,119
Food & Staples Retailing – 1.1%
Albertsons Cos., Inc., Class A	1,977	41
Kroger (The) Co.	33,186	1,479
Walmart, Inc.	8,093	1,148
		2,668
Food Products – 1.8%
Archer-Daniels-Midland Co.	19	2
Campbell Soup Co.	28,713	1,629
General Mills, Inc.	22,098	1,853
Kellogg Co.	10,556	752
		4,236
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	26,626	2,923
Hologic, Inc.*	20,370	1,524
IDEXX Laboratories, Inc.*	1,589	648
Medtronic PLC	8,587	668
		5,763
Health Care Providers & Services – 4.1%
AmerisourceBergen Corp.	1,322	219
Cigna Corp.	6,848	2,269
CVS Health Corp.	12,717	1,185
Elevance Health, Inc.	280	144
McKesson Corp.	1,983	744
UnitedHealth Group, Inc.	9,416	4,992
		9,553
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc.*	354	714
Boyd Gaming Corp.	10,762	587
Expedia Group, Inc.*	1,955	171
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Hotels, Restaurants & Leisure – 1.3%continued
McDonald's Corp.	4,021	$1,060
Starbucks Corp.	1,635	162
Yum! Brands, Inc.	2,322	297
		2,991
Household Durables – 0.4%
NVR, Inc.*	200	922
Household Products – 1.4%
Colgate-Palmolive Co.	10,894	859
Procter & Gamble (The) Co.	16,075	2,436
		3,295
Independent Power & Renewable Electricity Producers – 0.7%
AES (The) Corp.	57,964	1,667
Industrial Conglomerates – 0.8%
3M Co.	16,325	1,958
Insurance – 2.3%
Aflac, Inc.	26,230	1,887
Assured Guaranty Ltd.	18,721	1,165
Brighthouse Financial, Inc.*	12,543	643
MetLife, Inc.	15,540	1,125
Unum Group	11,237	461
		5,281
Interactive Media & Services – 4.5%
Alphabet, Inc., Class A*	98,558	8,696
Meta Platforms, Inc., Class A*	14,645	1,762
TripAdvisor, Inc.*	1,562	28
		10,486
Internet & Direct Marketing Retail – 2.6%
Amazon.com, Inc.*	56,130	4,715
eBay, Inc.	33,905	1,406
Etsy, Inc.*	58	7
		6,128
IT Services – 5.2%
Accenture PLC, Class A	9,117	2,433
Amdocs Ltd.	17,319	1,574
Automatic Data Processing, Inc.	2,671	638
Cognizant Technology Solutions Corp., Class A	6,268	359
Gartner, Inc.*	1,955	657
Genpact Ltd.	3,873	179
International Business Machines Corp.	576	81
Mastercard, Inc., Class A	3,786	1,317
Paychex, Inc.	10,249	1,184

EQUITY FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
IT Services – 5.2%continued
PayPal Holdings, Inc.*	6,249	$445
Visa, Inc., Class A	15,965	3,317
		12,184
Life Sciences Tools & Services – 1.5%
Danaher Corp.	2,501	664
Mettler-Toledo International, Inc.*	847	1,224
Thermo Fisher Scientific, Inc.	93	51
Waters Corp.*	4,950	1,696
		3,635
Machinery – 1.7%
Allison Transmission Holdings, Inc.	36,115	1,502
Lincoln Electric Holdings, Inc.	5,244	758
Snap-on, Inc.	7,053	1,612
		3,872
Media – 1.5%
Comcast Corp., Class A	32,354	1,131
Fox Corp., Class A	28,014	851
Interpublic Group of (The) Cos., Inc.	1,913	64
Nexstar Media Group, Inc.	2,170	380
Omnicom Group, Inc.	14,833	1,210
		3,636
Metals & Mining – 1.1%
Nucor Corp.	10,927	1,440
Steel Dynamics, Inc.	10,696	1,045
		2,485
Multi-Utilities – 0.5%
Ameren Corp.	2,206	196
Public Service Enterprise Group, Inc.	14,954	916
		1,112
Oil, Gas & Consumable Fuels – 5.1%
Chevron Corp.	4,005	719
EQT Corp.	1,521	51
Exxon Mobil Corp.	39,509	4,358
Marathon Oil Corp.	60,314	1,633
Marathon Petroleum Corp.	17,610	2,050
Occidental Petroleum Corp.	29,786	1,876
Valero Energy Corp.	10,747	1,363
		12,050
Personal Products – 0.1%
Olaplex Holdings, Inc.*	41,883	218
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	35,580	2,560
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Pharmaceuticals – 5.2%continued
Eli Lilly & Co.	1,428	$522
Johnson & Johnson	26,906	4,753
Merck & Co., Inc.	6,872	762
Pfizer, Inc.	69,096	3,541
		12,138
Professional Services – 0.9%
Leidos Holdings, Inc.	5,882	619
Robert Half International, Inc.	12,219	902
Science Applications International Corp.	4,952	549
		2,070
Real Estate Management & Development – 0.5%
CBRE Group, Inc., Class A*	14,550	1,120
Road & Rail – 0.6%
Landstar System, Inc.	9,027	1,470
Semiconductors & Semiconductor Equipment – 5.5%
Analog Devices, Inc.	5,844	959
Applied Materials, Inc.	6,638	646
Broadcom, Inc.	5,625	3,145
KLA Corp.	4,850	1,829
Lam Research Corp.	81	34
Microchip Technology, Inc.	24,409	1,715
NVIDIA Corp.	9,313	1,361
QUALCOMM, Inc.	9,351	1,028
Texas Instruments, Inc.	13,789	2,278
		12,995
Software – 7.5%
Adobe, Inc.*	4,979	1,676
AppLovin Corp., Class A*	683	7
Fair Isaac Corp.*	1,493	894
Fortinet, Inc.*	6,464	316
Microsoft Corp.	58,441	14,015
Oracle Corp.	9,724	795
		17,703
Specialty Retail – 3.2%
AutoNation, Inc.*	3,921	421
AutoZone, Inc.*	799	1,971
Bath & Body Works, Inc.	3,107	131
Dick's Sporting Goods, Inc.	5,821	700
Home Depot (The), Inc.	7,356	2,323
Lowe's Cos., Inc.	3,143	626

NORTHERN FUNDS QUARTERLY REPORT     85    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%continued
Specialty Retail – 3.2%continued
O'Reilly Automotive, Inc.*	759	$641
Williams-Sonoma, Inc.	6,399	735
		7,548
Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	120,071	15,601
Textiles, Apparel & Luxury Goods – 0.9%
Ralph Lauren Corp.	36	3
Tapestry, Inc.	42,643	1,624
Under Armour, Inc., Class A*	49,596	504
		2,131
Thrifts & Mortgage Finance – 0.4%
MGIC Investment Corp.	69,242	900
Tobacco – 1.4%
Altria Group, Inc.	17,449	797
Philip Morris International, Inc.	24,759	2,506
		3,303
Trading Companies & Distributors – 0.6%
W.W. Grainger, Inc.	2,718	1,512
Total Common Stocks
(Cost $169,002)		233,420

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(1) (2)	1,173,158	1,173
Total Investment Companies
(Cost $1,173)		1,173

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 4.46%, 5/11/23(3) (4)	$285	$280
	Total Short-Term Investments
	(Cost $280)	280

	Total Investments – 100.0%
	(Cost $170,455)	234,873
	Liabilities less Other Assets – (0.0%)	(96)
	NET ASSETS – 100.0%	$234,777

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	7	$1,351	Long	3/23	$(5)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.4%
Investment Companies	0.5%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$233,420	$—	$—	$233,420
Investment Companies	1,173	—	—	1,173
Short-Term Investments	—	280	—	280
Total Investments	$234,593	$280	$—	$234,873
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(5)	$—	$—	$(5)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$811	$21,890	$21,528	$28	$1,173	1,173,158
NORTHERN FUNDS QUARTERLY REPORT     87    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%
Aerospace & Defense – 1.9%
Curtiss-Wright Corp.	1,044	$175
General Dynamics Corp.	3,302	819
Raytheon Technologies Corp.	1,793	181
		1,175
Auto Components – 0.2%
Gentex Corp.	4,696	128
Banks – 6.6%
Bank of America Corp.	34,969	1,158
Citigroup, Inc.	5,046	228
Comerica, Inc.	12	1
East West Bancorp, Inc.	999	66
First Republic Bank	2,987	364
JPMorgan Chase & Co.	7,334	984
Prosperity Bancshares, Inc.	4,681	340
SVB Financial Group*	13	3
U.S. Bancorp	16,521	720
Wells Fargo & Co.	5,284	218
		4,082
Beverages – 0.4%
Boston Beer (The) Co., Inc., Class A*	244	81
Molson Coors Beverage Co., Class B	3,384	174
		255
Biotechnology – 3.4%
Biogen, Inc.*	2,411	668
Gilead Sciences, Inc.	11,194	961
Regeneron Pharmaceuticals, Inc.*	217	156
Vertex Pharmaceuticals, Inc.*	1,039	300
		2,085
Building Products – 0.5%
Builders FirstSource, Inc.*	5,198	337
Capital Markets – 2.9%
Bank of New York Mellon (The) Corp.	12,148	553
Goldman Sachs Group (The), Inc.	773	265
Invesco Ltd.	17,731	319
Jefferies Financial Group, Inc.	9,253	317
Morgan Stanley	999	85
State Street Corp.	3,154	245
		1,784
Chemicals – 3.5%
Chemours (The) Co.	4,605	141
Dow, Inc.	11,887	599
Eastman Chemical Co.	2,207	180
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Chemicals – 3.5%continued
Huntsman Corp.	11,757	$323
LyondellBasell Industries N.V., Class A	4,607	382
Mosaic (The) Co.	4,778	210
Olin Corp.	5,901	312
		2,147
Communications Equipment – 2.0%
Cisco Systems, Inc.	26,405	1,258
Construction & Engineering – 0.3%
AECOM	2,014	171
Consumer Finance – 0.4%
Capital One Financial Corp.	621	58
Synchrony Financial	5,159	169
		227
Containers & Packaging – 0.2%
International Paper Co.	3,138	109
Diversified Consumer Services – 0.5%
Grand Canyon Education, Inc.*	3,133	331
Diversified Financial Services – 3.0%
Berkshire Hathaway, Inc., Class B*	4,972	1,536
Voya Financial, Inc.	5,298	326
		1,862
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	20,474	377
Lumen Technologies, Inc.	572	3
		380
Electric Utilities – 4.2%
Duke Energy Corp.	5,287	544
Entergy Corp.	3,303	372
Evergy, Inc.	5,670	357
Exelon Corp.	10,617	459
OGE Energy Corp.	8,409	333
Pinnacle West Capital Corp.	2,295	174
PPL Corp.	13,017	380
		2,619
Electrical Equipment – 0.5%
Acuity Brands, Inc.	1,832	303
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	3,224	246
Teledyne Technologies, Inc.*	5	2
Trimble, Inc.*	4,023	203
		451

EQUITY FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Equity Real Estate Investment Trusts – 4.1%
AvalonBay Communities, Inc.	2,310	$373
Boston Properties, Inc.	5,123	346
Brixmor Property Group, Inc.	8,094	183
Equity Residential	6,129	362
Healthpeak Properties, Inc.	14,099	353
Host Hotels & Resorts, Inc.	19,556	314
Medical Properties Trust, Inc.	713	8
National Retail Properties, Inc.	1,131	52
Regency Centers Corp.	2,943	184
Weyerhaeuser Co.	12,310	382
		2,557
Food & Staples Retailing – 1.6%
Albertsons Cos., Inc., Class A	15,436	320
Casey's General Stores, Inc.	758	170
Kroger (The) Co.	10,844	484
		974
Food Products – 2.9%
Archer-Daniels-Midland Co.	790	73
General Mills, Inc.	9,147	767
J.M. Smucker (The) Co.	1,340	212
Kraft Heinz (The) Co.	6,180	252
Pilgrim's Pride Corp.*	12,892	306
Tyson Foods, Inc., Class A	3,356	209
		1,819
Health Care Equipment & Supplies – 1.2%
Becton Dickinson and Co.	371	94
Medtronic PLC	6,628	515
Teleflex, Inc.	588	147
		756
Health Care Providers & Services – 3.7%
Cigna Corp.	2,669	884
CVS Health Corp.	3,739	349
Elevance Health, Inc.	1,652	847
Henry Schein, Inc.*	2,349	188
		2,268
Hotels, Restaurants & Leisure – 3.9%
Airbnb, Inc., Class A*	1,657	142
Booking Holdings, Inc.*	150	302
Choice Hotels International, Inc.	190	21
Domino's Pizza, Inc.	729	253
Expedia Group, Inc.*	1,523	133
McDonald's Corp.	2,978	785
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Hotels, Restaurants & Leisure – 3.9%continued
Starbucks Corp.	3,072	$305
Wyndham Hotels & Resorts, Inc.	484	34
Yum! Brands, Inc.	3,241	415
		2,390
Household Durables – 0.5%
Lennar Corp., Class A	172	16
NVR, Inc.*	69	318
Whirlpool Corp.	45	6
		340
Household Products – 0.4%
Procter & Gamble (The) Co.	1,476	224
Independent Power & Renewable Electricity Producers – 0.2%
Vistra Corp.	6,727	156
Industrial Conglomerates – 1.3%
3M Co.	6,792	815
General Electric Co.	29	2
		817
Insurance – 5.7%
Aflac, Inc.	10,363	745
Allstate (The) Corp.	4,455	604
American International Group, Inc.	12,329	780
Assured Guaranty Ltd.	5,148	321
Brighthouse Financial, Inc.*	5,530	284
Chubb Ltd.	1,115	246
Cincinnati Financial Corp.	1,838	188
Loews Corp.	6,156	359
		3,527
Interactive Media & Services – 2.4%
Meta Platforms, Inc., Class A*	9,606	1,156
TripAdvisor, Inc.*	17,099	307
		1,463
Internet & Direct Marketing Retail – 0.4%
eBay, Inc.	6,657	276
IT Services – 2.1%
Accenture PLC, Class A	1,067	285
Cognizant Technology Solutions Corp., Class A	6,224	356
Fidelity National Information Services, Inc.	1,262	86
Genpact Ltd.	5,407	250
International Business Machines Corp.	2,192	309
		1,286

NORTHERN FUNDS QUARTERLY REPORT     89    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Life Sciences Tools & Services – 2.8%
Danaher Corp.	4,097	$1,087
QIAGEN N.V.*	7,002	349
Thermo Fisher Scientific, Inc.	588	324
		1,760
Machinery – 1.8%
Crane Holdings Co.	1,669	168
Dover Corp.	1,587	215
Snap-on, Inc.	1,496	342
Westinghouse Air Brake Technologies Corp.	3,619	361
		1,086
Media – 3.1%
Comcast Corp., Class A	31,563	1,104
Fox Corp., Class A	4,059	123
Interpublic Group of (The) Cos., Inc.	10,783	359
Liberty Media Corp.-Liberty SiriusXM, Class A*	211	8
Nexstar Media Group, Inc.	1,802	316
		1,910
Metals & Mining – 1.5%
Cleveland-Cliffs, Inc.*	2,280	37
Nucor Corp.	4,290	565
Steel Dynamics, Inc.	3,411	333
		935
Multi-Utilities – 1.2%
Consolidated Edison, Inc.	2,813	268
Dominion Energy, Inc.	7,950	488
		756
Oil, Gas & Consumable Fuels – 8.9%
Chevron Corp.	8,724	1,566
ConocoPhillips	6,123	723
Exxon Mobil Corp.	19,592	2,161
Marathon Petroleum Corp.	5,417	630
Occidental Petroleum Corp.	5,338	336
Pioneer Natural Resources Co.	81	19
Valero Energy Corp.	784	99
		5,534
Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co.	14,949	1,075
Jazz Pharmaceuticals PLC*	2,243	357
Johnson & Johnson	6,084	1,075
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Pharmaceuticals – 6.7%continued
Pfizer, Inc.	30,660	$1,571
Royalty Pharma PLC, Class A	1,788	71
		4,149
Professional Services – 1.1%
Leidos Holdings, Inc.	3,341	351
ManpowerGroup, Inc.	1,105	92
Science Applications International Corp.	1,990	221
		664
Real Estate Management & Development – 1.1%
Howard Hughes (The) Corp.*	4,212	322
Jones Lang LaSalle, Inc.*	2,070	330
		652
Road & Rail – 1.9%
Knight-Swift Transportation Holdings, Inc.	3,202	168
Norfolk Southern Corp.	3,238	798
XPO, Inc.*	5,688	189
		1,155
Semiconductors & Semiconductor Equipment – 2.3%
Analog Devices, Inc.	1,019	167
Applied Materials, Inc.	2,848	277
Intel Corp.	2,687	71
Microchip Technology, Inc.	4,290	301
Qorvo, Inc.*	1,993	181
Skyworks Solutions, Inc.	2,111	193
Teradyne, Inc.	2,885	252
		1,442
Software – 1.9%
ANSYS, Inc.*	1,252	302
Intuit, Inc.	380	148
Roper Technologies, Inc.	1,677	725
		1,175
Specialty Retail – 0.3%
AutoNation, Inc.*	958	103
Dick's Sporting Goods, Inc.	334	40
Williams-Sonoma, Inc.	632	73
		216
Textiles, Apparel & Luxury Goods – 1.1%
Tapestry, Inc.	9,068	345
Under Armour, Inc., Class A*	30,902	314
		659

EQUITY FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Thrifts & Mortgage Finance – 0.5%
MGIC Investment Corp.	24,569	$319
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	816	67
Total Common Stocks
(Cost $59,155)		61,036

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(1) (2)	760,776	761
Total Investment Companies
(Cost $761)		761

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 4.46%, 5/11/23(3) (4)	$150	$148
	Total Short-Term Investments
	(Cost $148)	148

	Total Investments – 99.9%
	(Cost $60,064)	61,945
	Other Assets less Liabilities – 0.1%	51
	NET ASSETS – 100.0%	$61,996

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	5	$965	Long	3/23	$1
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.5%
Investment Companies	1.2%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$61,036	$—	$—	$61,036
Investment Companies	761	—	—	761
Short-Term Investments	—	148	—	148
Total Investments	$61,797	$148	$—	$61,945
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1	$—	$—	$1

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$403	$7,116	$6,758	$6	$761	760,776
NORTHERN FUNDS QUARTERLY REPORT     91    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 1.5%
Axon Enterprise, Inc.*	63,852	$10,595
Curtiss-Wright Corp.	36,179	6,042
Hexcel Corp.	79,510	4,679
Mercury Systems, Inc.*	54,766	2,450
Woodward, Inc.	56,824	5,490
		29,256
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	112,069	4,784
Airlines – 0.1%
JetBlue Airways Corp.*	306,133	1,984
Auto Components – 1.4%
Adient PLC*	89,593	3,108
Dana, Inc.	119,759	1,812
Fox Factory Holding Corp.*	39,929	3,643
Gentex Corp.	221,619	6,044
Goodyear Tire & Rubber (The) Co.*	267,226	2,712
Lear Corp.	55,847	6,926
Visteon Corp.*	26,591	3,479
		27,724
Automobiles – 0.5%
Harley-Davidson, Inc.	125,661	5,228
Thor Industries, Inc.	50,688	3,826
		9,054
Banks – 7.1%
Associated Banc-Corp	142,159	3,283
Bank of Hawaii Corp.	37,718	2,925
Bank OZK	104,388	4,182
Cadence Bank	172,332	4,250
Cathay General Bancorp	70,363	2,870
Commerce Bancshares, Inc.	107,523	7,319
Cullen/Frost Bankers, Inc.	60,736	8,120
East West Bancorp, Inc.	133,127	8,773
First Financial Bankshares, Inc.	122,608	4,218
First Horizon Corp.	506,822	12,417
FNB Corp.	331,590	4,327
Fulton Financial Corp.	158,374	2,665
Glacier Bancorp, Inc.	104,642	5,171
Hancock Whitney Corp.	80,991	3,919
Home BancShares, Inc.	179,013	4,080
International Bancshares Corp.	49,661	2,273
Old National Bancorp	276,717	4,975
PacWest Bancorp	111,380	2,556
Pinnacle Financial Partners, Inc.	72,214	5,301
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 7.1%continued
Prosperity Bancshares, Inc.	86,278	$6,271
Synovus Financial Corp.	137,418	5,160
Texas Capital Bancshares, Inc.*	47,155	2,844
UMB Financial Corp.	41,086	3,432
Umpqua Holdings Corp.	205,141	3,662
United Bankshares, Inc.	127,252	5,152
Valley National Bancorp	397,098	4,491
Washington Federal, Inc.	61,317	2,057
Webster Financial Corp.	164,366	7,781
Wintrust Financial Corp.	57,414	4,853
		139,327
Beverages – 0.5%
Boston Beer (The) Co., Inc., Class A*	8,927	2,942
Celsius Holdings, Inc.*	38,162	3,970
Coca-Cola Consolidated, Inc.	4,321	2,214
		9,126
Biotechnology – 2.0%
Arrowhead Pharmaceuticals, Inc.*	99,996	4,056
Exelixis, Inc.*	304,627	4,886
Halozyme Therapeutics, Inc.*	127,697	7,266
Neurocrine Biosciences, Inc.*	90,795	10,845
United Therapeutics Corp.*	43,045	11,970
		39,023
Building Products – 2.6%
Builders FirstSource, Inc.*	138,999	9,018
Carlisle Cos., Inc.	48,843	11,510
Fortune Brands Innovations, Inc.	121,123	6,917
Lennox International, Inc.	30,457	7,286
Owens Corning	88,266	7,529
Simpson Manufacturing Co., Inc.	40,237	3,568
Trex Co., Inc.*	103,500	4,381
		50,209
Capital Markets – 2.0%
Affiliated Managers Group, Inc.	35,568	5,635
Evercore, Inc., Class A	33,804	3,687
Federated Hermes, Inc.	79,483	2,886
Interactive Brokers Group, Inc., Class A	97,150	7,029
Janus Henderson Group PLC	125,184	2,944
Jefferies Financial Group, Inc.	172,984	5,930
SEI Investments Co.	96,903	5,650
Stifel Financial Corp.	100,363	5,858
		39,619

EQUITY FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Chemicals – 2.6%
Ashland, Inc.	47,047	$5,059
Avient Corp.	80,760	2,727
Cabot Corp.	53,131	3,551
Chemours (The) Co.	142,537	4,365
Ingevity Corp.*	33,177	2,337
NewMarket Corp.	6,433	2,001
Olin Corp.	120,290	6,368
RPM International, Inc.	121,930	11,882
Scotts Miracle-Gro (The) Co.	38,263	1,859
Sensient Technologies Corp.	39,725	2,897
Valvoline, Inc.	167,185	5,459
Westlake Corp.	32,430	3,325
		51,830
Commercial Services & Supplies – 1.5%
Brink's (The) Co.	43,861	2,356
Clean Harbors, Inc.*	47,500	5,421
IAA, Inc.*	126,327	5,053
MSA Safety, Inc.	34,801	5,018
Stericycle, Inc.*	87,070	4,344
Tetra Tech, Inc.	49,953	7,252
		29,444
Communications Equipment – 0.8%
Calix, Inc.*	53,779	3,680
Ciena Corp.*	139,929	7,133
Lumentum Holdings, Inc.*	64,418	3,361
Viasat, Inc.*	71,402	2,260
		16,434
Construction & Engineering – 2.2%
AECOM	131,918	11,204
Dycom Industries, Inc.*	27,739	2,596
EMCOR Group, Inc.	45,010	6,666
Fluor Corp.*	134,218	4,652
MasTec, Inc.*	55,688	4,752
MDU Resources Group, Inc.	192,055	5,827
Valmont Industries, Inc.	20,153	6,664
		42,361
Construction Materials – 0.2%
Eagle Materials, Inc.	34,804	4,624
Consumer Finance – 0.4%
FirstCash Holdings, Inc.	35,431	3,079
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Consumer Finance – 0.4%continued
Navient Corp.	99,929	$1,644
SLM Corp.	235,965	3,917
		8,640
Containers & Packaging – 0.9%
AptarGroup, Inc.	61,661	6,782
Greif, Inc., Class A	24,179	1,621
Silgan Holdings, Inc.	79,000	4,095
Sonoco Products Co.	92,101	5,592
		18,090
Diversified Consumer Services – 1.1%
Graham Holdings Co., Class B	3,615	2,184
Grand Canyon Education, Inc.*	28,967	3,061
H&R Block, Inc.	146,833	5,361
Service Corp. International	145,256	10,043
		20,649
Diversified Financial Services – 0.3%
Voya Financial, Inc.	91,913	5,652
Diversified Telecommunication Services – 0.6%
Frontier Communications Parent, Inc.*	210,569	5,365
Iridium Communications, Inc.*	118,690	6,101
		11,466
Electric Utilities – 1.5%
ALLETE, Inc.	53,992	3,483
Hawaiian Electric Industries, Inc.	103,414	4,328
IDACORP, Inc.	47,759	5,151
OGE Energy Corp.	189,097	7,479
PNM Resources, Inc.	81,050	3,954
Portland General Electric Co.	84,324	4,132
		28,527
Electrical Equipment – 2.1%
Acuity Brands, Inc.	30,375	5,030
EnerSys	38,590	2,850
Hubbell, Inc.	50,730	11,905
nVent Electric PLC	157,433	6,056
Regal Rexnord Corp.	62,401	7,487
SunPower Corp.*	80,073	1,444
Sunrun, Inc.*	201,272	4,835
Vicor Corp.*	20,872	1,122
		40,729
Electronic Equipment, Instruments & Components – 3.1%
Arrow Electronics, Inc.*	58,080	6,073
Avnet, Inc.	86,433	3,594

NORTHERN FUNDS QUARTERLY REPORT     93    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electronic Equipment, Instruments & Components – 3.1%continued
Belden, Inc.	40,435	$2,907
Cognex Corp.	163,330	7,695
Coherent Corp.*	130,993	4,598
IPG Photonics Corp.*	30,373	2,875
Jabil, Inc.	127,170	8,673
Littelfuse, Inc.	23,383	5,149
National Instruments Corp.	123,346	4,552
Novanta, Inc.*	33,709	4,580
TD SYNNEX Corp.	39,736	3,763
Vishay Intertechnology, Inc.	122,665	2,646
Vontier Corp.	149,183	2,884
		59,989
Energy Equipment & Services – 0.7%
ChampionX Corp.	188,288	5,458
NOV, Inc.	370,972	7,750
		13,208
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	40,919	2,804
Equity Real Estate Investment Trusts – 7.7%
Apartment Income REIT Corp.	141,540	4,856
Brixmor Property Group, Inc.	283,245	6,421
Corporate Office Properties Trust	106,144	2,753
Cousins Properties, Inc.	143,058	3,618
CubeSmart	212,082	8,536
Douglas Emmett, Inc.	166,019	2,603
EastGroup Properties, Inc.	41,142	6,092
EPR Properties	70,880	2,674
First Industrial Realty Trust, Inc.	124,752	6,021
Healthcare Realty Trust, Inc.	359,392	6,926
Highwoods Properties, Inc.	99,353	2,780
Independence Realty Trust, Inc.	211,392	3,564
JBG SMITH Properties	94,170	1,787
Kilroy Realty Corp.	99,326	3,841
Kite Realty Group Trust	206,950	4,356
Lamar Advertising Co., Class A	82,412	7,780
Life Storage, Inc.	80,266	7,906
Macerich (The) Co.	202,906	2,285
Medical Properties Trust, Inc.	564,734	6,291
National Retail Properties, Inc.	168,805	7,725
National Storage Affiliates Trust	80,104	2,893
Omega Healthcare Investors, Inc.	221,157	6,181
Park Hotels & Resorts, Inc.	212,394	2,504
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Equity Real Estate Investment Trusts – 7.7%continued
Pebblebrook Hotel Trust	123,389	$1,652
Physicians Realty Trust	215,575	3,119
PotlatchDeltic Corp.	76,277	3,355
Rayonier, Inc.	138,272	4,558
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Rexford Industrial Realty, Inc.	173,291	9,469
Sabra Health Care REIT, Inc.	218,199	2,712
SL Green Realty Corp.	60,768	2,049
Spirit Realty Capital, Inc.	131,931	5,268
STORE Capital Corp.	250,957	8,046
		150,621
Food & Staples Retailing – 1.6%
BJ's Wholesale Club Holdings, Inc.*	127,559	8,439
Casey's General Stores, Inc.	35,187	7,894
Grocery Outlet Holding Corp.*	83,614	2,441
Performance Food Group Co.*	147,041	8,586
Sprouts Farmers Market, Inc.*	99,975	3,236
		30,596
Food Products – 1.5%
Darling Ingredients, Inc.*	151,366	9,474
Flowers Foods, Inc.	181,123	5,205
Ingredion, Inc.	61,949	6,067
Lancaster Colony Corp.	18,739	3,697
Pilgrim's Pride Corp.*	42,633	1,012
Post Holdings, Inc.*	51,380	4,638
		30,093
Gas Utilities – 1.4%
National Fuel Gas Co.	86,384	5,468
New Jersey Resources Corp.	90,913	4,511
ONE Gas, Inc.	51,124	3,871
Southwest Gas Holdings, Inc.	58,278	3,606
Spire, Inc.	49,564	3,413
UGI Corp.	197,742	7,331
		28,200
Health Care Equipment & Supplies – 3.5%
Enovis Corp.*	45,011	2,409
Envista Holdings Corp.*	153,964	5,184
Globus Medical, Inc., Class A*	73,113	5,430
Haemonetics Corp.*	47,796	3,759
ICU Medical, Inc.*	19,025	2,996
Inari Medical, Inc.*	45,609	2,899
Integra LifeSciences Holdings Corp.*	68,629	3,848
Lantheus Holdings, Inc.*	65,010	3,313

EQUITY FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Equipment & Supplies – 3.5%continued
LivaNova PLC*	50,571	$2,809
Masimo Corp.*	45,676	6,758
Neogen Corp.*	204,104	3,109
Omnicell, Inc.*	42,175	2,126
Penumbra, Inc.*	35,872	7,980
QuidelOrtho Corp.*	50,519	4,328
Shockwave Medical, Inc.*	34,134	7,018
STAAR Surgical Co.*	45,529	2,210
Tandem Diabetes Care, Inc.*	60,733	2,730
		68,906
Health Care Providers & Services – 2.4%
Acadia Healthcare Co., Inc.*	85,949	7,075
Amedisys, Inc.*	30,692	2,564
Chemed Corp.	14,046	7,170
Encompass Health Corp.	94,271	5,639
HealthEquity, Inc.*	79,835	4,921
LHC Group, Inc.*	29,309	4,739
Option Care Health, Inc.*	146,067	4,395
Patterson Cos., Inc.	81,836	2,294
Progyny, Inc.*	71,051	2,213
R1 RCM, Inc.*	128,882	1,411
Tenet Healthcare Corp.*	102,131	4,983
		47,404
Hotels, Restaurants & Leisure – 2.8%
Boyd Gaming Corp.	74,839	4,081
Choice Hotels International, Inc.	26,164	2,947
Churchill Downs, Inc.	31,139	6,584
Cracker Barrel Old Country Store, Inc.	20,936	1,983
Light & Wonder, Inc.*	88,544	5,189
Marriott Vacations Worldwide Corp.	36,197	4,872
Papa John's International, Inc.	30,362	2,499
Penn Entertainment, Inc.*	146,420	4,349
Texas Roadhouse, Inc.	63,186	5,747
Travel + Leisure Co.	76,761	2,794
Wendy's (The) Co.	160,962	3,642
Wingstop, Inc.	28,252	3,888
Wyndham Hotels & Resorts, Inc.	83,414	5,948
		54,523
Household Durables – 1.4%
Helen of Troy Ltd.*	22,658	2,513
KB Home	78,435	2,498
Leggett & Platt, Inc.	125,183	4,035
Taylor Morrison Home Corp.*	102,307	3,105
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Household Durables – 1.4%continued
Tempur Sealy International, Inc.	161,633	$5,549
Toll Brothers, Inc.	99,511	4,967
TopBuild Corp.*	30,198	4,726
		27,393
Household Products – 0.1%
Energizer Holdings, Inc.	62,203	2,087
Independent Power & Renewable Electricity Producers – 0.2%
Ormat Technologies, Inc.	46,049	3,982
Insurance – 4.0%
American Financial Group, Inc.	65,952	9,054
Brighthouse Financial, Inc.*	65,312	3,348
CNO Financial Group, Inc.	108,077	2,470
First American Financial Corp.	97,773	5,117
Hanover Insurance Group (The), Inc.	33,580	4,538
Kemper Corp.	60,343	2,969
Kinsale Capital Group, Inc.	20,352	5,322
Old Republic International Corp.	267,260	6,454
Primerica, Inc.	34,852	4,943
Reinsurance Group of America, Inc.	63,126	8,970
RenaissanceRe Holdings Ltd.	41,275	7,604
RLI Corp.	38,143	5,007
Selective Insurance Group, Inc.	56,920	5,044
Unum Group	176,469	7,240
		78,080
Interactive Media & Services – 0.3%
TripAdvisor, Inc.*	98,982	1,780
Ziff Davis, Inc.*	44,570	3,525
		5,305
IT Services – 2.1%
Concentrix Corp.	40,059	5,334
Euronet Worldwide, Inc.*	44,500	4,200
ExlService Holdings, Inc.*	31,230	5,291
Genpact Ltd.	159,230	7,376
Kyndryl Holdings, Inc.*	192,919	2,145
Maximus, Inc.	57,199	4,195
Western Union (The) Co.	364,650	5,021
WEX, Inc.*	41,172	6,738
		40,300
Leisure Products – 1.1%
Brunswick Corp.	68,460	4,934
Mattel, Inc.*	334,679	5,971
Polaris, Inc.	51,445	5,196

NORTHERN FUNDS QUARTERLY REPORT     95    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Leisure Products – 1.1%continued
Topgolf Callaway Brands Corp.*	130,930	$2,586
YETI Holdings, Inc.*	81,464	3,365
		22,052
Life Sciences Tools & Services – 1.4%
Azenta, Inc.	70,862	4,126
Bruker Corp.	94,329	6,447
Medpace Holdings, Inc.*	23,791	5,054
Repligen Corp.*	48,767	8,257
Sotera Health Co.*	92,943	774
Syneos Health, Inc.*	97,196	3,565
		28,223
Machinery – 4.7%
AGCO Corp.	58,481	8,111
Chart Industries, Inc.*	39,462	4,547
Crane Holdings Co.	45,080	4,528
Donaldson Co., Inc.	115,687	6,810
Esab Corp.	48,826	2,291
Flowserve Corp.	123,459	3,788
Graco, Inc.	159,175	10,706
ITT, Inc.	78,127	6,336
Kennametal, Inc.	76,350	1,837
Lincoln Electric Holdings, Inc.	54,533	7,879
Middleby (The) Corp.*	50,888	6,814
Oshkosh Corp.	61,775	5,448
Terex Corp.	63,641	2,719
Timken (The) Co.	62,527	4,419
Toro (The) Co.	98,417	11,141
Watts Water Technologies, Inc., Class A	25,775	3,769
		91,143
Marine – 0.2%
Kirby Corp.*	56,582	3,641
Media – 1.1%
Cable One, Inc.	4,554	3,242
John Wiley & Sons, Inc., Class A	40,344	1,616
New York Times (The) Co., Class A	155,320	5,041
Nexstar Media Group, Inc.	35,627	6,236
TEGNA, Inc.	210,799	4,467
		20,602
Metals & Mining – 2.5%
Alcoa Corp.	167,108	7,598
Cleveland-Cliffs, Inc.*	486,671	7,840
Commercial Metals Co.	110,827	5,353
MP Materials Corp.*	87,193	2,117
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Metals & Mining – 2.5%continued
Reliance Steel & Aluminum Co.	55,428	$11,221
Royal Gold, Inc.	62,000	6,989
United States Steel Corp.	221,253	5,542
Worthington Industries, Inc.	28,643	1,424
		48,084
Mortgage Real Estate Investment Trusts – 0.5%
Annaly Capital Management, Inc.	441,858	9,314
Multiline Retail – 0.6%
Kohl's Corp.	110,151	2,781
Macy's, Inc.	255,936	5,285
Nordstrom, Inc.	105,511	1,703
Ollie's Bargain Outlet Holdings, Inc.*	54,978	2,575
		12,344
Multi-Utilities – 0.4%
Black Hills Corp.	61,472	4,324
NorthWestern Corp.	54,589	3,239
		7,563
Oil, Gas & Consumable Fuels – 3.2%
Antero Midstream Corp.	316,442	3,414
Antero Resources Corp.*	260,798	8,082
CNX Resources Corp.*	170,471	2,871
DT Midstream, Inc.	91,363	5,049
Equitrans Midstream Corp.	408,752	2,739
HF Sinclair Corp.	127,007	6,590
Matador Resources Co.	106,017	6,069
Murphy Oil Corp.	138,019	5,936
PBF Energy, Inc., Class A	107,940	4,402
PDC Energy, Inc.	87,018	5,524
Range Resources Corp.	228,217	5,710
Southwestern Energy Co.*	1,042,266	6,097
		62,483
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	67,714	4,009
Personal Products – 0.3%
BellRing Brands, Inc.*	127,931	3,280
Coty, Inc., Class A*	345,364	2,956
		6,236
Pharmaceuticals – 0.7%
Jazz Pharmaceuticals PLC*	59,472	9,475
Perrigo Co. PLC	127,170	4,335
		13,810

EQUITY FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Professional Services – 1.8%
ASGN, Inc.*	47,121	$3,839
CACI International, Inc., Class A*	22,190	6,670
FTI Consulting, Inc.*	32,515	5,163
Insperity, Inc.	33,684	3,827
KBR, Inc.	129,580	6,842
ManpowerGroup, Inc.	47,758	3,974
Science Applications International Corp.	52,063	5,775
		36,090
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	44,822	7,143
Road & Rail – 1.7%
Avis Budget Group, Inc.*	23,497	3,852
Knight-Swift Transportation Holdings, Inc.	151,777	7,955
Landstar System, Inc.	33,925	5,526
RXO, Inc.*	107,984	1,857
Ryder System, Inc.	47,460	3,966
Saia, Inc.*	24,993	5,241
Werner Enterprises, Inc.	55,701	2,242
XPO, Inc.*	108,765	3,621
		34,260
Semiconductors & Semiconductor Equipment – 2.5%
Allegro MicroSystems, Inc.*	61,473	1,845
Amkor Technology, Inc.	94,864	2,275
Cirrus Logic, Inc.*	52,003	3,873
Lattice Semiconductor Corp.*	129,460	8,399
MACOM Technology Solutions Holdings, Inc.*	48,258	3,039
MKS Instruments, Inc.	54,024	4,577
Power Integrations, Inc.	54,022	3,875
Silicon Laboratories, Inc.*	31,433	4,265
SiTime Corp.*	15,190	1,544
Synaptics, Inc.*	37,662	3,584
Universal Display Corp.	41,050	4,435
Wolfspeed, Inc.*	117,312	8,099
		49,810
Software – 3.2%
ACI Worldwide, Inc.*	106,155	2,442
Aspen Technology, Inc.*	27,428	5,634
Blackbaud, Inc.*	42,125	2,479
CommVault Systems, Inc.*	42,059	2,643
Dynatrace, Inc.*	190,324	7,289
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 3.2%continued
Envestnet, Inc.*	52,260	$3,224
Fair Isaac Corp.*	23,588	14,119
Manhattan Associates, Inc.*	58,993	7,162
NCR Corp.*	129,822	3,039
Paylocity Holding Corp.*	38,911	7,559
Qualys, Inc.*	32,643	3,664
Teradata Corp.*	96,064	3,234
		62,488
Specialty Retail – 2.8%
AutoNation, Inc.*	32,293	3,465
Dick's Sporting Goods, Inc.	52,514	6,317
Five Below, Inc.*	52,426	9,273
Foot Locker, Inc.	74,901	2,830
GameStop Corp., Class A*	238,718	4,407
Gap (The), Inc.	199,251	2,248
Lithia Motors, Inc.	25,839	5,290
Murphy U.S.A., Inc.	19,627	5,487
RH*	18,148	4,849
Victoria's Secret & Co.*	76,724	2,745
Williams-Sonoma, Inc.	62,996	7,239
		54,150
Technology Hardware, Storage & Peripherals – 0.3%
Super Micro Computer, Inc.*	43,489	3,570
Xerox Holdings Corp.	105,140	1,535
		5,105
Textiles, Apparel & Luxury Goods – 2.3%
Capri Holdings Ltd.*	121,652	6,973
Carter's, Inc.	36,039	2,689
Columbia Sportswear Co.	33,437	2,928
Crocs, Inc.*	58,314	6,323
Deckers Outdoor Corp.*	24,999	9,979
Hanesbrands, Inc.	329,924	2,098
PVH Corp.	61,607	4,349
Skechers U.S.A., Inc., Class A*	126,609	5,311
Under Armour, Inc., Class A*	178,575	1,814
Under Armour, Inc., Class C*	185,722	1,657
		44,121
Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd.	101,770	3,957
MGIC Investment Corp.	280,630	3,648
New York Community Bancorp, Inc.	642,551	5,526
		13,131

NORTHERN FUNDS QUARTERLY REPORT     97    EQUITY FUNDS

Schedule of Investments
MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Trading Companies & Distributors – 1.0%
GATX Corp.	33,135	$3,524
MSC Industrial Direct Co., Inc., Class A	44,621	3,645
Univar Solutions, Inc.*	154,144	4,902
Watsco, Inc.	31,418	7,836
		19,907
Water Utilities – 0.5%
Essential Utilities, Inc.	225,422	10,759
Total Common Stocks
(Cost $1,433,296)		1,938,511

INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(2) (3)	14,023,521	14,024
Total Investment Companies
(Cost $14,024)		14,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 4.46%, 5/11/23(4) (5)	$2,455	$2,415
	Total Short-Term Investments
	(Cost $2,415)	2,415

	Total Investments – 99.9%
	(Cost $1,449,735)	1,954,950
	Other Assets less Liabilities – 0.1%	2,251
	NET ASSETS – 100.0%	$1,957,201

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	73	$17,831	Long	3/23	$(65)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.1%
Investment Companies	0.7%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$1,938,511	$—	$—	$1,938,511
Investment Companies	14,024	—	—	14,024
Short-Term Investments	—	2,415	—	2,415
Total Investments	$1,952,535	$2,415	$—	$1,954,950
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(65)	$—	$—	$(65)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$52,517	$197,651	$236,144	$290	$14,024	14,023,521
NORTHERN FUNDS QUARTERLY REPORT     99    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)
Australia – 6.2%
Atlas Arteria Ltd.	4,568,347	$20,540
Aurizon Holdings Ltd.	2,335,440	5,891
Transurban Group	3,610,307	31,880
		58,311
Austria – 0.4%
ANDRITZ A.G.	69,497	3,973
Brazil – 0.8%
CCR S.A.	3,040,900	6,229
Cia de Saneamento de Minas Gerais-COPASA*	517,469	1,533
		7,762
Canada – 4.0%
Ag Growth International, Inc.	108,173	3,463
Canadian National Railway Co.	35,428	4,209
Emera, Inc.	224,308	8,573
Hydro One Ltd.	339,230	9,087
Northland Power, Inc.	202,494	5,553
Pembina Pipeline Corp.	199,600	6,775
		37,660
China – 3.3%
Beijing Enterprises Water Group Ltd.	4,676,000	1,198
China Everbright Environment Group Ltd.	6,272,000	2,787
China Water Affairs Group Ltd.	5,814,282	4,791
ENN Energy Holdings Ltd.	507,200	7,076
Guangdong Investment Ltd.	9,356,000	9,578
Jiangsu Expressway Co. Ltd., Class H	6,876,000	6,260
		31,690
Denmark – 1.0%
Orsted A/S(2)	100,604	9,127
France – 6.1%
Eutelsat Communications S.A.	519,950	3,882
Getlink S.E.	258,540	4,143
Rubis S.C.A.	255,961	6,740
Veolia Environnement S.A.	456,379	11,725
Vinci S.A.	311,417	31,103
		57,593
Germany – 2.2%
E.ON S.E.	939,946	9,381
Friedrich Vorwerk Group S.E.	70,581	1,669
RWE A.G.	215,033	9,562
		20,612
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
Hong Kong – 1.4%
Cadeler A/S*	407,348	$1,587
CK Infrastructure Holdings Ltd.	883,500	4,625
Power Assets Holdings Ltd.	1,322,820	7,246
		13,458
Ireland – 0.9%
Greencoat Renewables PLC	6,927,062	8,420
Italy – 7.4%
Enel S.p.A.	2,920,839	15,709
Hera S.p.A.	3,391,238	9,169
Infrastrutture Wireless Italiane S.p.A.(2)	451,905	4,565
Italgas S.p.A.	1,649,983	9,149
Snam S.p.A.	3,755,318	18,233
Terna - Rete Elettrica Nazionale	1,734,879	12,841
		69,666
Japan – 0.4%
Kurita Water Industries Ltd.	98,600	4,093
Luxembourg – 0.6%
SES S.A.	861,223	5,622
Mexico – 1.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	388,118	9,043
Promotora y Operadora de Infraestructura S.A.B. de C.V.	669,606	5,448
		14,491
Netherlands – 0.3%
Arcadis N.V.	63,116	2,484
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,068,408	2,886
Spain – 6.2%
Aena S.M.E. S.A.*	173,675	21,873
Atlantica Sustainable Infrastructure PLC	117,693	3,048
Ferrovial S.A.	860,061	22,498
Iberdrola S.A.	712,369	8,333
Red Electrica Corp. S.A.	184,315	3,202
		58,954
Switzerland – 1.6%
Flughafen Zurich A.G. (Registered)*	76,962	11,925
Landis+Gyr Group A.G.*	40,919	2,887
		14,812
United Kingdom – 9.7%
Costain Group PLC*	1,279,344	608

EQUITY FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
United Kingdom – 9.7%continued
National Grid PLC	2,587,727	$31,082
Pennon Group PLC	836,742	8,995
Severn Trent PLC	408,383	13,097
SSE PLC	772,677	15,937
United Utilities Group PLC	1,536,841	18,429
VH Global Sustainable Energy Opportunities PLC	3,028,226	3,699
		91,847
United States – 40.1%
AECOM	45,556	3,869
Alexandria Real Estate Equities, Inc.	43,071	6,274
Alliant Energy Corp.	138,048	7,622
American Tower Corp.	80,109	16,972
American Water Works Co., Inc.	38,461	5,862
Avista Corp.	42,554	1,887
Bunge Ltd.	55,365	5,524
CenterPoint Energy, Inc.	224,344	6,728
ChargePoint Holdings, Inc.*	247,904	2,363
Cheniere Energy, Inc.	72,943	10,939
Consolidated Edison, Inc.	58,493	5,575
Crown Castle, Inc.	87,153	11,821
CSX Corp.	851,529	26,380
Dominion Energy, Inc.	199,775	12,250
DT Midstream, Inc.	132,814	7,339
Duke Energy Corp.	150,796	15,531
Edison International	56,160	3,573
Entergy Corp.	120,018	13,502
Equinix, Inc.	14,580	9,550
Essential Utilities, Inc.	172,564	8,237
Evergy, Inc.	142,008	8,937
Exelon Corp.	226,912	9,809
FirstEnergy Corp.	198,163	8,311
Fluence Energy, Inc.*	68,808	1,180
Gladstone Land Corp.	80,805	1,483
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	186,833	5,414
Itron, Inc.*	71,279	3,610
NextEra Energy, Inc.	431,184	36,047
Norfolk Southern Corp.	65,047	16,029
ONE Gas, Inc.	55,880	4,231
Ormat Technologies, Inc.	89,263	7,720
Pinnacle West Capital Corp.	160,229	12,184
PPL Corp.	422,016	12,331
Republic Services, Inc.	17,183	2,216
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.4% (1)continued
United States – 40.1%continued
SBA Communications Corp.	36,133	$10,129
Sempra Energy	21,529	3,327
SJW Group	27,533	2,235
Targa Resources Corp.	97,270	7,149
Trimble, Inc.*	104,574	5,287
Union Pacific Corp.	86,833	17,981
Welltower, Inc.	122,259	8,014
Willdan Group, Inc.*	122,194	2,181
Xcel Energy, Inc.	163,059	11,432
		379,035
Total Common Stocks
(Cost $889,467)		892,496

INVESTMENT COMPANIES – 5.0%
International Public Partnerships Ltd.	3,222,053	5,907
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(3) (4)	32,896,699	32,897
Renewables Infrastructure Group (The) Ltd.	5,554,026	8,715
Total Investment Companies
(Cost $48,677)		47,519

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 4.46%, 5/11/23(5) (6)	$4,180	$4,112
Total Short-Term Investments
(Cost $4,113)		4,112

Total Investments – 99.8%
(Cost $942,257)		944,127
Other Assets less Liabilities – 0.2%		2,039
Net Assets – 100.0%		$946,166

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2022 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

NORTHERN FUNDS QUARTERLY REPORT     101    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	December 31, 2022 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	48	$9,266	Long	3/23	$(1)
MSCI EAFE Index (United States Dollar)	75	7,310	Long	3/23	(13)
Total					$(14)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	44.3%
Euro	24.0
British Pound	11.2
Australian Dollar	6.2
All other currencies less than 5%	14.1
Total Investments	99.8
Other Assets less Liabilities	0.2
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$37,660	$—	$—	$37,660
Mexico	14,491	—	—	14,491
Spain	3,048	55,906	—	58,954
United States	379,035	—	—	379,035
All Other Countries(1)	—	402,356	—	402,356
Total Common Stocks	434,234	458,262	—	892,496
Investment Companies	32,897	14,622	—	47,519
Short-Term Investments	—	4,112	—	4,112
Total Investments	$467,131	$476,996	$—	$944,127
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(14)	$—	$—	$(14)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$39,055	$504,822	$510,980	$555	$32,897	32,896,699
EQUITY FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% (1)
Australia – 5.1%
Goodman Group	233,112	$2,739
National Storage REIT	938,176	1,475
Region RE Ltd.	210,039	387
Rural Funds Group	102,656	168
Stockland	367,869	908
Vicinity Ltd.	511,943	697
		6,374
Belgium – 1.3%
Shurgard Self Storage S.A.	27,983	1,286
VGP N.V.	4,422	370
		1,656
Canada – 3.3%
Brookfield Asset Management Ltd., Class A*	7,366	211
Brookfield Corp.	29,610	931
Canadian Apartment Properties REIT	15,498	489
Granite Real Estate Investment Trust	26,701	1,362
Tricon Residential, Inc.	145,652	1,123
		4,116
China – 1.1%
ESR Group Ltd.	632,600	1,328
France – 0.3%
Gecina S.A.	4,150	423
Germany – 2.2%
LEG Immobilien S.E.	12,694	827
Vonovia S.E.	84,378	1,989
		2,816
Hong Kong – 3.8%
Link REIT	153,500	1,127
Sino Land Co. Ltd.	951,683	1,185
Sun Hung Kai Properties Ltd.	78,000	1,067
Swire Properties Ltd.	533,400	1,350
		4,729
India – 0.7%
Embassy Office Parks REIT	220,885	896
Japan – 7.0%
Activia Properties, Inc.	157	492
Advance Residence Investment Corp.	160	413
Heiwa Real Estate Co. Ltd.	14,900	413
Industrial & Infrastructure Fund Investment Corp.	415	480
Japan Hotel REIT Investment Corp.	788	464
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% (1)continued
Japan – 7.0%continued
Japan Logistics Fund, Inc.	450	$1,074
Japan Metropolitan Fund Invest	673	535
Katitas Co. Ltd.	76,600	1,762
LaSalle Logiport REIT	263	321
Mitsui Fudosan Co. Ltd.	74,900	1,368
Orix JREIT, Inc.	443	628
Star Asia Investment Corp.	1,289	540
Tokyu Fudosan Holdings Corp.	59,600	283
		8,773
Mexico – 0.7%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	384,337	911
Netherlands – 0.2%
CTP N.V.	23,750	280
Singapore – 3.7%
Capitaland India Trust	837,600	707
CapitaLand Integrated Commercial Trust	369,187	563
Capitaland Investment Ltd.	846,800	2,342
CDL Hospitality Trusts	8,380	8
Mapletree Industrial Trust	319,000	529
Parkway Life Real Estate Investment Trust	158,400	444
		4,593
Spain – 1.8%
Cellnex Telecom S.A.*	53,141	1,767
Merlin Properties Socimi S.A.	55,750	525
		2,292
Sweden – 0.3%
Fastighets AB Balder, Class B*	88,000	412
Tanzania, United Republic of – 0.8%
Helios Towers PLC*	761,367	977
United Kingdom – 7.1%
Big Yellow Group PLC	96,871	1,345
Grainger PLC	577,776	1,755
Helical PLC	72,000	290
Land Securities Group PLC	55,000	414
Safestore Holdings PLC	33,000	377
Segro PLC	201,943	1,867
Shaftesbury PLC	311,265	1,377
UNITE Group (The) PLC	120,050	1,322
Workspace Group PLC	42,000	225
		8,972

NORTHERN FUNDS QUARTERLY REPORT     103    EQUITY FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% (1)continued
United States – 56.8%
Agree Realty Corp.	18,372	$1,303
Alexandria Real Estate Equities, Inc.	25,014	3,644
American Homes 4 Rent, Class A	39,743	1,198
American Tower Corp.	5,627	1,192
AvalonBay Communities, Inc.	10,672	1,724
Brixmor Property Group, Inc.	138,598	3,142
CubeSmart	35,340	1,422
Digital Realty Trust, Inc.	15,745	1,579
Douglas Emmett, Inc.	49,879	782
Encompass Health Corp.	24,252	1,450
Equinix, Inc.	5,898	3,863
Equity LifeStyle Properties, Inc.	33,230	2,147
Essex Property Trust, Inc.	6,604	1,400
Extra Space Storage, Inc.	15,809	2,327
Farmland Partners, Inc.	15,884	198
Healthpeak Properties, Inc.	71,847	1,801
Life Storage, Inc.	15,580	1,535
National Retail Properties, Inc.	74,877	3,426
Phillips Edison & Co., Inc.	51,463	1,639
Prologis, Inc.	93,445	10,534
PulteGroup, Inc.	14,812	674
Rayonier, Inc.	54,230	1,787
Rexford Industrial Realty, Inc.	24,401	1,333
SBA Communications Corp.	3,751	1,051
Simon Property Group, Inc.	30,151	3,542
SITE Centers Corp.	101,084	1,381
Spirit Realty Capital, Inc.	36,842	1,471
STAG Industrial, Inc.	41,543	1,342
Sun Communities, Inc.	24,026	3,436
UDR, Inc.	43,067	1,668
Urban Edge Properties	83,507	1,177
VICI Properties, Inc.	70,371	2,280
Welltower, Inc.	30,249	1,983
Weyerhaeuser Co.	61,313	1,901
		71,332
Total Common Stocks
(Cost $121,280)		120,880

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(2) (3)	4,367,106	$4,367
Total Investment Companies
(Cost $4,367)		4,367

Total Investments – 99.7%
(Cost $125,647)		125,247
Other Assets less Liabilities – 0.3%		335
Net Assets – 100.0%		$125,582

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2022 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	60.3%
British Pound	7.9
Japanese Yen	7.0
Euro	5.9
Australian Dollar	5.1
All other currencies less than 5%	13.5
Total Investments	99.7
Other Assets less Liabilities	0.3
Net Assets	100.0%

EQUITY FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$4,116	$—	$—	$4,116
Mexico	911	—	—	911
United States	71,332	—	—	71,332
All Other Countries(1)	—	44,521	—	44,521
Total Common Stocks	76,359	44,521	—	120,880
Investment Companies	4,367	—	—	4,367
Total Investments	$80,726	$44,521	$—	$125,247

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,523	$79,154	$81,310	$60	$4,367	4,367,106
NORTHERN FUNDS QUARTERLY REPORT     105    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)
Australia – 0.6%
Macquarie Group Ltd.	6,922	$786
Mirvac Group	376,323	545
		1,331
Austria – 0.3%
Erste Group Bank A.G.	19,000	606
Bermuda – 0.3%
RenaissanceRe Holdings Ltd.	3,494	644
Brazil – 0.3%
WEG S.A.	100,265	730
Canada – 2.0%
Brookfield Asset Management Ltd., Class A*	6,300	180
Brookfield Corp.	25,333	797
Cameco Corp.	52,900	1,199
Canadian Pacific Railway Ltd.	14,739	1,099
Magna International, Inc.	21,800	1,225
		4,500
China – 1.6%
Alibaba Group Holding Ltd. ADR*	8,566	755
BYD Co. Ltd., Class H	31,130	766
China Traditional Chinese Medicine Holdings Co. Ltd.	946,367	430
Ping An Insurance Group Co. of China Ltd., Class H	135,402	894
Trip.com Group Ltd. ADR*	23,758	817
		3,662
Denmark – 1.1%
Novo Nordisk A/S, Class B	8,762	1,186
Orsted A/S(2)	7,080	642
Vestas Wind Systems A/S	20,349	595
		2,423
Finland – 0.4%
Sampo OYJ, Class A	19,003	994
France – 2.9%
AXA S.A.	52,184	1,454
Cie Generale des Etablissements Michelin S.C.A.	38,700	1,076
LVMH Moet Hennessy Louis Vuitton S.E.	1,700	1,235
TotalEnergies S.E.	27,000	1,685
Valeo	26,330	469
Worldline S.A.(2) *	13,030	509
		6,428
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Germany – 4.4%
BioNTech S.E. ADR	3,866	$581
Deutsche Telekom A.G. (Registered)	65,054	1,298
Infineon Technologies A.G.	25,574	779
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	4,600	1,496
Nemetschek S.E.	18,700	955
Rational A.G.	1,400	830
SAP S.E.	11,322	1,168
SAP S.E. ADR	14,987	1,547
Symrise A.G.	7,900	859
Vonovia S.E.	11,086	261
		9,774
Hong Kong – 0.6%
AIA Group Ltd.	113,000	1,245
India – 0.6%
HDFC Bank Ltd. ADR	18,454	1,262
Indonesia – 0.9%
Bank Rakyat Indonesia Persero Tbk PT	3,241,844	1,028
Telkom Indonesia Persero Tbk PT	3,922,749	945
		1,973
Ireland – 0.3%
Kerry Group PLC, Class A	7,288	658
Japan – 6.8%
Daikin Industries Ltd.	5,734	882
Eisai Co. Ltd.	11,033	723
FANUC Corp.	5,700	851
Hoya Corp.	8,017	776
KDDI Corp.	35,600	1,076
Kubota Corp.	64,700	891
Kurita Water Industries Ltd.	20,978	871
Mitsubishi UFJ Financial Group, Inc.	89,900	606
Nidec Corp.	12,800	666
ORIX Corp.	63,391	1,022
Otsuka Holdings Co. Ltd.	33,200	1,081
Pan Pacific International Holdings Corp.	39,300	729
Recruit Holdings Co. Ltd.	14,971	476
Shimano, Inc.	3,728	594
Shiseido Co. Ltd.	14,400	710
Sony Group Corp.	29,217	2,228
TDK Corp.	18,626	605
Yamaha Corp.	12,609	465
		15,252

EQUITY FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
Netherlands – 1.8%
Heineken N.V.	9,100	$855
ING Groep N.V.	93,626	1,142
Koninklijke Ahold Delhaize N.V.	32,174	924
Koninklijke DSM N.V.	9,100	1,116
		4,037
Philippines – 0.2%
BDO Unibank, Inc.	207,540	392
Russia – 0.0%
Moscow Exchange MICEX-RTS PJSC(3) *	51,540	—
Singapore – 1.3%
DBS Group Holdings Ltd.	58,700	1,486
Oversea-Chinese Banking Corp. Ltd.	149,470	1,356
		2,842
South Africa – 0.4%
Naspers Ltd., Class N	5,789	954
South Korea – 1.0%
LG Chem Ltd.	2,301	1,101
SK Hynix, Inc.	10,778	649
SK Telecom Co. Ltd. ADR	28,639	589
		2,339
Sweden – 0.9%
Assa Abloy AB, Class B	31,900	686
Atlas Copco AB, Class B	67,768	724
Essity AB, Class B	24,857	653
		2,063
Switzerland – 0.5%
Alcon, Inc.	16,800	1,154
Taiwan – 1.0%
Delta Electronics, Inc.	105,144	980
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,234	1,358
		2,338
Thailand – 0.4%
Kasikornbank PCL (Registered)	188,626	803
United Kingdom – 3.6%
AstraZeneca PLC	4,245	576
Barratt Developments PLC	116,332	559
Croda International PLC	8,010	640
Dechra Pharmaceuticals PLC	16,571	525
Linde PLC	4,415	1,440
Manchester United PLC, Class A	20,457	477
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United Kingdom – 3.6%continued
Rentokil Initial PLC	203,800	$1,253
Spirax-Sarco Engineering PLC	5,403	694
SSE PLC	25,769	532
Unilever PLC	26,470	1,328
		8,024
United States – 60.0%
Activision Blizzard, Inc.	10,192	780
Adobe, Inc.*	9,390	3,160
ADT, Inc.	15,820	143
Aflac, Inc.	7,374	530
Air Products and Chemicals, Inc.	6,883	2,122
Akamai Technologies, Inc.*	5,888	496
Albemarle Corp.	5,933	1,287
Alexandria Real Estate Equities, Inc.	3,090	450
Alphabet, Inc., Class C*	20,957	1,859
Amazon.com, Inc.*	22,067	1,854
American Tower Corp.	12,288	2,603
Amgen, Inc.	5,600	1,471
Amphenol Corp., Class A	17,977	1,369
Apple, Inc.	14,500	1,884
Applied Materials, Inc.	8,708	848
Autodesk, Inc.*	3,112	582
Automatic Data Processing, Inc.	4,079	974
Avnet, Inc.	21,710	903
Axalta Coating Systems Ltd.*	18,226	464
Bank of America Corp.	14,765	489
Becton Dickinson and Co.	2,809	714
Berkshire Hathaway, Inc., Class B*	6,288	1,942
BOK Financial Corp.	5,559	577
BorgWarner, Inc.	11,829	476
Broadridge Financial Solutions, Inc.	4,157	558
Cardinal Health, Inc.	2,854	219
CarMax, Inc.*	6,764	412
CBRE Group, Inc., Class A*	15,161	1,167
Charles River Laboratories International, Inc.*	4,785	1,043
Charles Schwab (The) Corp.	36,256	3,019
Coca-Cola (The) Co.	19,900	1,266
Core Laboratories N.V.	19,275	391
Corning, Inc.	13,350	426
D.R. Horton, Inc.	7,697	686
Danaher Corp.	6,200	1,646
Darden Restaurants, Inc.	5,843	808
Dolby Laboratories, Inc., Class A	14,900	1,051

NORTHERN FUNDS QUARTERLY REPORT     107    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 60.0%continued
Duke Energy Corp.	4,618	$476
EastGroup Properties, Inc.	4,011	594
Elevance Health, Inc.	2,719	1,395
Envista Holdings Corp.*	7,166	241
EverQuote, Inc., Class A*	44,219	652
Exxon Mobil Corp.	10,012	1,104
FactSet Research Systems, Inc.	2,247	901
First American Financial Corp.	5,916	310
First Republic Bank	13,476	1,643
FirstCash Holdings, Inc.	16,300	1,417
Flex Ltd.*	32,622	700
FMC Corp.	11,900	1,485
Fortive Corp.	19,449	1,250
Generac Holdings, Inc.*	2,094	211
General Dynamics Corp.	4,700	1,166
Gentex Corp.	11,925	325
Global Payments, Inc.	7,191	714
Goldman Sachs Group (The), Inc.	3,754	1,289
GSK PLC	52,600	915
GXO Logistics, Inc.*	30,855	1,317
Hackett Group (The), Inc.	35,206	717
Hexcel Corp.	19,182	1,129
Hologic, Inc.*	12,271	918
Honeywell International, Inc.	11,188	2,398
Humana, Inc.	1,415	725
Huntington Ingalls Industries, Inc.	2,798	645
Intel Corp.	7,394	195
Interpublic Group of (The) Cos., Inc.	14,866	495
Intuit, Inc.	5,580	2,172
J.M. Smucker (The) Co.	1,480	235
Johnson & Johnson	9,680	1,710
JPMorgan Chase & Co.	5,641	756
Kennametal, Inc.	18,143	437
Keysight Technologies, Inc.*	1,641	281
Kimball Electronics, Inc.*	31,869	720
KKR & Co., Inc.	7,394	343
Knowles Corp.*	23,761	390
Laboratory Corp. of America Holdings	2,364	557
Lazard Ltd., Class A	12,072	419
Lennar Corp., Class A	21,300	1,928
Littelfuse, Inc.	1,256	277
Lumentum Holdings, Inc.*	9,282	484
M&T Bank Corp.	2,525	366
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 60.0%continued
Madison Square Garden Entertainment Corp.*	9,170	$412
Madison Square Garden Sports Corp.	2,214	406
Markel Corp.*	1,894	2,495
Martin Marietta Materials, Inc.	4,500	1,521
Mattel, Inc.*	27,277	487
Medtronic PLC	11,900	925
Mettler-Toledo International, Inc.*	1,210	1,749
Microchip Technology, Inc.	60,097	4,222
Microsoft Corp.	19,168	4,597
Mohawk Industries, Inc.*	2,969	303
Molson Coors Beverage Co., Class B	3,892	200
Moody's Corp.	6,428	1,791
Morgan Stanley	6,776	576
NIKE, Inc., Class B	10,869	1,272
Norfolk Southern Corp.	3,663	903
Norwegian Cruise Line Holdings Ltd.*	42,300	518
NOV, Inc.	7,935	166
nVent Electric PLC	11,708	450
Oshkosh Corp.	14,500	1,279
Parsons Corp.*	22,598	1,045
PayPal Holdings, Inc.*	8,500	605
PepsiCo, Inc.	7,846	1,417
PPG Industries, Inc.	4,169	524
Procter & Gamble (The) Co.	6,900	1,046
Progressive (The) Corp.	9,150	1,187
QUALCOMM, Inc.	9,700	1,066
Raymond James Financial, Inc.	10,484	1,120
Resideo Technologies, Inc.*	15,493	255
Roche Holding A.G. (Genusschein)	4,915	1,545
Roper Technologies, Inc.	2,704	1,168
Royal Caribbean Cruises Ltd.*	8,371	414
RPM International, Inc.	12,900	1,257
Ryder System, Inc.	8,877	742
Salesforce, Inc.*	6,346	841
Schlumberger Ltd.	20,204	1,080
Schneider Electric S.E.	7,655	1,077
Sealed Air Corp.	9,697	484
Snap-on, Inc.	978	223
Southern (The) Co.	7,090	506
Stanley Black & Decker, Inc.	4,998	375
Starbucks Corp.	7,023	697
Stericycle, Inc.*	7,328	366
Stifel Financial Corp.	12,170	710

EQUITY FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.2% (1)continued
United States – 60.0%continued
Syneos Health, Inc.*	7,034	$258
Synopsys, Inc.*	4,101	1,309
Sysco Corp.	9,124	698
TechTarget, Inc.*	13,462	593
TJX (The) Cos., Inc.	11,799	939
TransDigm Group, Inc.	3,843	2,420
U.S. Bancorp	19,675	858
Union Pacific Corp.	4,270	884
Vail Resorts, Inc.	809	193
Visa, Inc., Class A	8,426	1,751
Vornado Realty Trust	37,690	784
Walgreens Boots Alliance, Inc.	7,046	263
Walt Disney (The) Co.*	17,446	1,516
Zimmer Biomet Holdings, Inc.	2,768	353
		133,912
Total Common Stocks
(Cost $204,588)		210,340

PREFERRED STOCKS – 1.3% (1)
Brazil – 0.3%
Itau Unibanco Holding S.A. ADR*	124,140	585
Chile – 0.4%
Sociedad Quimica y Minera de Chile S.A. ADR, 14.90%(4)	10,944	874
South Korea – 0.6%
Samsung Electronics Co. Ltd., 2.86%(4)	35,800	1,440
Total Preferred Stocks
(Cost $3,083)		2,899

INVESTMENT COMPANIES – 3.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	8,415,974	8,416
Total Investment Companies
(Cost $8,416)		8,416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 4.43%, 5/11/23(7) (8)	$850	$836
Total Short-Term Investments
(Cost $836)		836

Total Investments – 99.6%
(Cost $216,923)		222,491
Other Assets less Liabilities – 0.4%		827
Net Assets – 100.0%		$223,318

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	11	$2,124	Long	3/23	$(53)

NORTHERN FUNDS QUARTERLY REPORT     109    EQUITY FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued	December 31, 2022 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI EAFE Index (United States Dollar)	15	$1,462	Long	3/23	$(24)
MSCI Emerging Markets Index (United States Dollar)	12	576	Long	3/23	(6)
Total					$(83)
At December 31, 2022, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	68.5%
Euro	10.2
Japanese Yen	6.8
All other currencies less than 5%	14.1
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2022 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2022:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Bermuda	$644	$—	$—	$644
Canada	4,500	—	—	4,500
China	1,572	2,090	—	3,662
Germany	2,128	7,646	—	9,774
India	1,262	—	—	1,262
South Korea	589	1,750	—	2,339
Taiwan	1,358	980	—	2,338
United Kingdom	1,917	6,107	—	8,024
United States	130,375	3,537	—	133,912
All Other Countries(1)	—	43,885	—	43,885
Total Common Stocks	144,345	65,995	—	210,340
Preferred Stocks:
South Korea	—	1,440	—	1,440
All Other Countries(1)	1,459	—	—	1,459
Total Preferred Stocks	1,459	1,440	—	2,899
Investment Companies	8,416	—	—	8,416
Short-Term Investments	—	836	—	836
Total Investments	$154,220	$68,271	$—	$222,491
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(83)	$—	$—	$(83)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,672	$150,151	$153,407	$144	$8,416	8,415,974
EQUITY FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP CORE FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.7%
Aerospace & Defense – 0.8%
AAR Corp.*	7,537	$338
Aerojet Rocketdyne Holdings, Inc.*	14,848	830
Astronics Corp.*	2,553	26
Astronics Corp., Class B*	3,668	36
Ducommun, Inc.*	3,318	166
Kaman Corp.	5,468	122
Maxar Technologies, Inc.	12,732	659
Mercury Systems, Inc.*	9,734	436
Moog, Inc., Class A	5,136	451
National Presto Industries, Inc.	1,358	93
Park Aerospace Corp.	2,838	38
Parsons Corp.*	2,420	112
V2X, Inc.*	4,471	185
		3,492
Air Freight & Logistics – 0.3%
Air T, Inc.*	768	19
Air Transport Services Group, Inc.*	10,197	265
Atlas Air Worldwide Holdings, Inc.*	4,657	469
Forward Air Corp.	7,272	763
		1,516
Airlines – 0.2%
Copa Holdings S.A., Class A*	6,654	554
Hawaiian Holdings, Inc.*	10,241	105
SkyWest, Inc.*	11,954	197
		856
Auto Components – 1.3%
Adient PLC*	17,735	615
American Axle & Manufacturing Holdings, Inc.*	7,207	56
Dana, Inc.	27,563	417
Dorman Products, Inc.*	7,256	587
Fox Factory Holding Corp.*	6,485	592
Gentherm, Inc.*	8,799	574
Goodyear Tire & Rubber (The) Co.*	56,749	576
LCI Industries	7,513	695
Modine Manufacturing Co.*	2,611	52
Motorcar Parts of America, Inc.*	5,333	63
Patrick Industries, Inc.	4,784	290
Standard Motor Products, Inc.	4,653	162
Stoneridge, Inc.*	4,802	103
Visteon Corp.*	5,311	695
XPEL, Inc.*	3,109	187
		5,664
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Automobiles – 0.1%
Winnebago Industries, Inc.	9,021	$476
Workhorse Group, Inc.*	21,092	32
		508
Banks – 9.3%
1st Source Corp.	5,480	291
Amalgamated Financial Corp.	6,292	145
American National Bankshares, Inc.	2,655	98
Ameris Bancorp	14,575	687
Ames National Corp.	2,556	60
Arrow Financial Corp.	5,605	190
Associated Banc-Corp	22,578	521
Atlantic Union Bankshares Corp.	17,059	599
Banc of California, Inc.	6,685	106
BancFirst Corp.	4,602	406
Bancorp (The), Inc.*	7,281	207
Bank First Corp.	3,414	317
Bank of Hawaii Corp.	7,004	543
Bank of Marin Bancorp	3,695	121
Bank of NT Butterfield & Son (The) Ltd.	10,073	300
Bank of South Carolina Corp.	5,470	90
Bank7 Corp.	9,224	236
BankFinancial Corp.	1,822	19
BankUnited, Inc.	13,926	473
Bankwell Financial Group, Inc.	7,842	231
Banner Corp.	8,853	560
Bar Harbor Bankshares	1,975	63
BCB Bancorp, Inc.	508	9
Brookline Bancorp, Inc.	23,499	333
Burke & Herbert Financial Services Corp.	816	58
C&F Financial Corp.	476	28
Cadence Bank	36,092	890
Cambridge Bancorp	917	76
Camden National Corp.	4,021	168
Capital City Bank Group, Inc.	2,130	69
Cathay General Bancorp	16,416	670
Central Pacific Financial Corp.	688	14
Citizens & Northern Corp.	789	18
City Holding Co.	3,970	370
Columbia Banking System, Inc.	13,546	408
Commercial National Financial Corp.	121	1
Community Bank System, Inc.	9,820	618
Community Financial (The) Corp.	3,523	141
Community Trust Bancorp, Inc.	2,996	138

NORTHERN FUNDS QUARTERLY REPORT     111    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.3%continued
ConnectOne Bancorp, Inc.	2,402	$58
CVB Financial Corp.	21,284	548
Dime Community Bancshares, Inc.	4,743	151
Eagle Bancorp, Inc.	6,876	303
Eagle Financial Services, Inc.	100	4
Eastern Bankshares, Inc.	25,690	443
Enterprise Bancorp, Inc.	2,062	73
Enterprise Financial Services Corp.	5,611	275
Equity Bancshares, Inc., Class A	3,485	114
FB Financial Corp.	2,493	90
Financial Institutions, Inc.	4,515	110
Finward Bancorp	703	25
First Bancorp	8,005	343
First BanCorp (New York Exchange)	31,098	396
First Bancorp (The), Inc.	841	25
First Bancshares (The), Inc.	5,016	161
First Busey Corp.	11,717	290
First Commonwealth Financial Corp.	30,144	421
First Community Bankshares, Inc.	1,812	61
First Financial Bankshares, Inc.	28,475	980
First Financial Corp.	2,818	130
First Financial Northwest, Inc.	713	11
First Foundation, Inc.	5,414	78
First Hawaiian, Inc.	19,604	510
First Internet Bancorp	1,695	41
First Interstate BancSystem, Inc., Class A	18,538	716
First Merchants Corp.	10,886	448
First Mid Bancshares, Inc.	37	1
First Northwest Bancorp	521	8
First of Long Island (The) Corp.	3,707	67
First Savings Financial Group, Inc.	9,563	191
First United Corp.	8,116	159
Flushing Financial Corp.	4,501	87
Fulton Financial Corp.	30,670	516
German American Bancorp, Inc.	5,561	207
Glacier Bancorp, Inc.	18,550	917
Great Southern Bancorp, Inc.	1,749	104
Hancock Whitney Corp.	16,350	791
Hanmi Financial Corp.	3,865	96
Hawthorn Bancshares, Inc.	1,486	32
Heartland Financial U.S.A., Inc.	6,028	281
Heritage Financial Corp.	8,470	260
Hilltop Holdings, Inc.	14,980	450
Home BancShares, Inc.	29,068	662
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.3%continued
HomeStreet, Inc.	4,359	$120
HomeTrust Bancshares, Inc.	1,368	33
Hope Bancorp, Inc.	22,869	293
Independent Bank Corp.	9,779	826
Independent Bank Group, Inc.	10,810	649
International Bancshares Corp.	12,809	586
Investar Holding Corp.	10,636	229
Lakeland Bancorp, Inc.	7,689	135
Lakeland Financial Corp.	4,936	360
Landmark Bancorp, Inc.	1,492	34
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,331	178
Metropolitan Bank Holding Corp.*	204	12
MidWestOne Financial Group, Inc.	575	18
National Bank Holdings Corp., Class A	6,552	276
National Bankshares, Inc.	1,790	72
NBT Bancorp, Inc.	10,949	475
Nicolet Bankshares, Inc.*	3,160	252
Northrim BanCorp, Inc.	1,682	92
Norwood Financial Corp.	1,105	37
OceanFirst Financial Corp.	9,724	207
OFG Bancorp	7,085	195
Ohio Valley Banc Corp.	760	20
Old National Bancorp	28,594	514
Old Second Bancorp, Inc.	2,665	43
Pacific Premier Bancorp, Inc.	20,676	653
PacWest Bancorp	18,254	419
Park National Corp.	3,104	437
Peapack-Gladstone Financial Corp.	4,343	162
Penns Woods Bancorp, Inc.	150	4
Peoples Bancorp, Inc.	6,595	186
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	421	22
Preferred Bank	3,988	298
Premier Financial Corp.	10,424	281
Primis Financial Corp.	669	8
QCR Holdings, Inc.	2,231	111
Renasant Corp.	12,537	471
Republic Bancorp, Inc., Class A	4,216	173
Republic First Bancorp, Inc.*	3,187	7
Sandy Spring Bancorp, Inc.	5,382	190
Seacoast Banking Corp. of Florida	11,034	344
ServisFirst Bancshares, Inc.	13,357	920
Shore Bancshares, Inc.	1,521	27

EQUITY FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Banks – 9.3%continued
Sierra Bancorp	826	$18
Simmons First National Corp., Class A	19,787	427
Southern BancShares NC, Inc.	5	24
Southern First Bancshares, Inc.*	4,680	214
Southside Bancshares, Inc.	5,155	186
Stellar Bancorp, Inc.	7,196	212
Stock Yards Bancorp, Inc.	6,498	422
Texas Capital Bancshares, Inc.*	7,283	439
Tompkins Financial Corp.	3,541	275
Towne Bank	10,492	324
TriCo Bancshares	5,172	264
Trustmark Corp.	13,189	460
UMB Financial Corp.	9,044	755
Umpqua Holdings Corp.	33,126	591
Union Bankshares, Inc.	5,904	138
United Bancorp, Inc.	498	7
United Bankshares, Inc.	19,421	786
United Community Banks, Inc.	15,631	528
Univest Financial Corp.	5,435	142
Valley National Bancorp	59,902	677
Veritex Holdings, Inc.	8,450	237
Virginia National Bankshares Corp.	105	4
Washington Trust Bancorp, Inc.	3,325	157
WesBanco, Inc.	15,566	576
West BanCorp, Inc.	2,853	73
Westamerica BanCorp	6,316	373
		40,587
Beverages – 0.5%
Celsius Holdings, Inc.*	6,625	689
Coca-Cola Consolidated, Inc.	1,624	832
MGP Ingredients, Inc.	3,523	375
National Beverage Corp.*	7,091	330
		2,226
Biotechnology – 5.0%
2seventy bio, Inc.*	3,830	36
4D Molecular Therapeutics, Inc.*	9,502	211
Acumen Pharmaceuticals, Inc.*	1,062	6
ADMA Biologics, Inc.*	22,762	88
Affimed N.V.*	10,100	13
Agios Pharmaceuticals, Inc.*	5,198	146
Akebia Therapeutics, Inc.*	24,361	14
Akero Therapeutics, Inc.*	4,235	232
Albireo Pharma, Inc.*	7,723	167
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.0%continued
Alector, Inc.*	6,829	$63
Alkermes PLC*	27,312	714
Allogene Therapeutics, Inc.*	11,627	73
Allovir, Inc.*	2,098	11
Altimmune, Inc.*	13,610	224
Amicus Therapeutics, Inc.*	64,253	785
AnaptysBio, Inc.*	11,429	354
Anavex Life Sciences Corp.*	23,712	220
Anika Therapeutics, Inc.*	5,655	167
Anixa Biosciences, Inc.*	3,637	15
Applied Molecular Transport, Inc.*	6,595	3
Arcellx, Inc.*	10,243	317
Arcus Biosciences, Inc.*	10,604	219
Arcutis Biotherapeutics, Inc.*	5,003	74
Ardelyx, Inc.*	9,484	27
Assembly Biosciences, Inc.*	549	1
Atara Biotherapeutics, Inc.*	12,044	39
Aurinia Pharmaceuticals, Inc.*	21,457	93
Avid Bioservices, Inc.*	9,521	131
Avidity Biosciences, Inc.*	5,014	111
Beam Therapeutics, Inc.*	10,191	399
Bioxcel Therapeutics, Inc.*	16,593	356
Bluebird Bio, Inc.*	11,491	80
Calyxt, Inc.*	5,877	1
Capricor Therapeutics, Inc.*	24,044	93
Caribou Biosciences, Inc.*	16,332	103
CASI Pharmaceuticals, Inc.*	3,766	7
Catalyst Pharmaceuticals, Inc.*	35,218	655
Celcuity, Inc.*	9,375	131
Celldex Therapeutics, Inc.*	5,320	237
Coherus Biosciences, Inc.*	11,945	95
Concert Pharmaceuticals, Inc.*	21,224	124
Crinetics Pharmaceuticals, Inc.*	13,821	253
Cue Biopharma, Inc.*	1,743	5
Cullinan Oncology, Inc.*	11,729	124
CureVac N.V.*	30,421	183
Curis, Inc.*	11,480	6
Cytokinetics, Inc.*	12,312	564
Deciphera Pharmaceuticals, Inc.*	6,484	106
DermTech, Inc.*	7,258	13
DiaMedica Therapeutics, Inc.*	21,472	34
Dyadic International, Inc.*	16,785	21
Dynavax Technologies Corp.*	30,421	324
Eagle Pharmaceuticals, Inc.*	2,191	64

NORTHERN FUNDS QUARTERLY REPORT     113    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.0%continued
Eiger BioPharmaceuticals, Inc.*	20,436	$24
Emergent BioSolutions, Inc.*	10,732	127
Enanta Pharmaceuticals, Inc.*	5,666	264
Essa Pharma, Inc.*	4,461	11
Evelo Biosciences, Inc.*	9,599	15
G1 Therapeutics, Inc.*	11,999	65
Geron Corp.*	7,852	19
GlycoMimetics, Inc.*	7,428	22
Gossamer Bio, Inc.*	30,024	65
Graphite Bio, Inc.*	9,215	31
Halozyme Therapeutics, Inc.*	24,040	1,368
Harpoon Therapeutics, Inc.*	5,932	4
Heron Therapeutics, Inc.*	7,964	20
Homology Medicines, Inc.*	8,100	10
Ideaya Biosciences, Inc.*	5,472	99
IGM Biosciences, Inc.*	9,360	159
Imago Biosciences, Inc.*	13,858	498
Immatics N.V.*	10,435	91
ImmuCell Corp.*	2,564	16
Immuneering Corp., Class A*	567	3
Immunic, Inc.*	7,815	11
ImmunoGen, Inc.*	32,021	159
Inhibrx, Inc.*	9,916	244
Insmed, Inc.*	24,112	482
Ironwood Pharmaceuticals, Inc.*	44,142	547
iTeos Therapeutics, Inc.*	7,854	153
IVERIC bio, Inc.*	14,773	316
KalVista Pharmaceuticals, Inc.*	19,024	129
Karyopharm Therapeutics, Inc.*	12,274	42
Keros Therapeutics, Inc.*	2,704	130
Kronos Bio, Inc.*	6,246	10
Krystal Biotech, Inc.*	3,155	250
Kura Oncology, Inc.*	18,080	224
Lexicon Pharmaceuticals, Inc.*	3,347	6
MacroGenics, Inc.*	11,213	75
Magenta Therapeutics, Inc.*	10,083	4
MannKind Corp.*	38,873	205
MediciNova, Inc.*	28,520	58
MeiraGTx Holdings PLC*	14,075	92
Merrimack Pharmaceuticals, Inc.*	261	3
Mersana Therapeutics, Inc.*	10,237	60
Merus N.V.*	12,865	199
MiMedx Group, Inc.*	17,303	48
Mirati Therapeutics, Inc.*	263	12
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.0%continued
Mirum Pharmaceuticals, Inc.*	13,809	$269
Monopar Therapeutics, Inc.*	13,458	32
Myriad Genetics, Inc.*	20,478	297
Natera, Inc.*	14,073	565
Nkarta, Inc.*	6,423	38
Northwest Biotherapeutics, Inc.*	102,918	81
Omega Therapeutics, Inc.*	2,347	13
Omniab, Inc.(2) *	1,740	1
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	1
Organogenesis Holdings, Inc.*	9,058	24
ORIC Pharmaceuticals, Inc.*	7,030	41
Oyster Point Pharma, Inc.*	3,477	39
PDL BioPharma, Inc.(2) *	24,608	32
Praxis Precision Medicines, Inc.*	17,593	42
Precision BioSciences, Inc.*	11,667	14
Protagonist Therapeutics, Inc.*	5,945	65
Prothena Corp. PLC*	8,406	506
RAPT Therapeutics, Inc.*	5,141	102
REGENXBIO, Inc.*	6,560	149
Repare Therapeutics, Inc.*	4,055	60
Replimune Group, Inc.*	17,701	481
Rezolute, Inc.*	11,762	24
Rhythm Pharmaceuticals, Inc.*	9,445	275
Rigel Pharmaceuticals, Inc.*	23,953	36
Rocket Pharmaceuticals, Inc.*	9,947	195
Sage Therapeutics, Inc.*	12,208	466
Sangamo Therapeutics, Inc.*	23,893	75
Savara, Inc.*	3,800	6
Sinovac Biotech Ltd.(2) *	1,587	—
Spectrum Pharmaceuticals, Inc.*	16,231	6
Spero Therapeutics, Inc.*	6,793	12
Sutro Biopharma, Inc.*	2,862	23
Syndax Pharmaceuticals, Inc.*	12,884	328
TCR2 Therapeutics, Inc.*	5,608	6
Tenaya Therapeutics, Inc.*	6,776	14
uniQure N.V.*	7,653	173
UroGen Pharma Ltd.*	7,804	69
Vanda Pharmaceuticals, Inc.*	10,917	81
Vaxart, Inc.*	13,350	13
Vaxcyte, Inc.*	11,901	571
VBI Vaccines, Inc.*	29,902	12
Veracyte, Inc.*	12,777	303
Vericel Corp.*	8,580	226
Viking Therapeutics, Inc.*	2,959	28

EQUITY FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Biotechnology – 5.0%continued
Vir Biotechnology, Inc.*	5,939	$150
Viridian Therapeutics, Inc.*	8,518	249
Voyager Therapeutics, Inc.*	10,666	65
XBiotech, Inc.*	7,107	25
Xencor, Inc.*	10,697	279
Xenon Pharmaceuticals, Inc.*	8,620	340
XOMA Corp.*	8,831	162
		21,966
Building Products – 1.4%
AAON, Inc.	8,682	654
American Woodmark Corp.*	2,979	146
Apogee Enterprises, Inc.	7,124	317
AZEK (The) Co., Inc.*	19,885	404
Caesarstone Ltd.	6,292	36
CSW Industrials, Inc.	2,747	318
Gibraltar Industries, Inc.*	7,225	331
Griffon Corp.	11,049	395
Insteel Industries, Inc.	6,241	172
JELD-WEN Holding, Inc.*	13,757	133
Masonite International Corp.*	5,494	443
PGT Innovations, Inc.*	14,172	254
Quanex Building Products Corp.	6,203	147
Resideo Technologies, Inc.*	25,418	418
Simpson Manufacturing Co., Inc.	9,111	808
UFP Industries, Inc.	12,955	1,027
		6,003
Capital Markets – 2.0%
ArrowMark Financial Corp.	3,711	63
Artisan Partners Asset Management, Inc., Class A	8,883	264
Associated Capital Group, Inc., Class A	2,884	121
B. Riley Financial, Inc.	1,761	60
BGC Partners, Inc., Class A	54,033	204
Blucora, Inc.*	7,023	179
Cohen & Steers, Inc.	5,688	367
Cowen, Inc., Class A	297	11
Diamond Hill Investment Group, Inc.	967	179
Donnelley Financial Solutions, Inc.(1) *	1	—
Evercore, Inc., Class A	7,005	764
Federated Hermes, Inc.	17,472	634
Freedom Holding Corp.*	5,444	317
GAMCO Investors, Inc., Class A	5,169	79
Hamilton Lane, Inc., Class A	5,539	354
Hercules Capital, Inc.	22,446	297
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Capital Markets – 2.0%continued
Houlihan Lokey, Inc.	8,219	$716
Lazard Ltd., Class A	14,889	516
Main Street Capital Corp.	11,179	413
Moelis & Co., Class A	11,962	459
Piper Sandler Cos.	4,096	533
PJT Partners, Inc., Class A	4,636	342
Prospect Capital Corp.	52,655	368
Safeguard Scientifics, Inc.*	826	3
Siebert Financial Corp.*	919	1
Sixth Street Specialty Lending, Inc.	10,310	184
StoneX Group, Inc.*	4,345	414
Victory Capital Holdings, Inc., Class A	12,680	340
Virtu Financial, Inc., Class A	15,705	321
Virtus Investment Partners, Inc.	1,210	232
Westwood Holdings Group, Inc.	496	6
WisdomTree, Inc.	4,116	22
		8,763
Chemicals – 2.4%
Advanced Emissions Solutions, Inc.*	838	2
AdvanSix, Inc.	4,896	186
American Vanguard Corp.	4,081	89
Aspen Aerogels, Inc.*	5,099	60
Avient Corp.	16,359	552
Balchem Corp.	6,711	819
Cabot Corp.	11,863	793
Chase Corp.	2,626	227
Element Solutions, Inc.	34,129	621
FutureFuel Corp.	7,193	58
H.B. Fuller Co.	13,439	962
Hawkins, Inc.	8,413	325
Ingevity Corp.*	8,645	609
Innospec, Inc.	5,032	518
Koppers Holdings, Inc.	8,710	246
Kronos Worldwide, Inc.	700	7
Livent Corp.*	29,791	592
LSB Industries, Inc.(1) *	24	—
Mativ Holdings, Inc.	16,365	342
Minerals Technologies, Inc.	7,994	485
NewMarket Corp.	1,085	338
Orion Engineered Carbons S.A.	8,912	159
Quaker Chemical Corp.	4,038	674
Sensient Technologies Corp.	9,338	681
Stepan Co.	5,085	541
Tredegar Corp.	6,650	68

NORTHERN FUNDS QUARTERLY REPORT     115    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Chemicals – 2.4%continued
Trinseo PLC	10,629	$241
Tronox Holdings PLC	20,860	286
		10,481
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	13,146	584
ACCO Brands Corp.	21,172	118
Brady Corp., Class A	10,685	503
Brink's (The) Co.	10,117	543
Casella Waste Systems, Inc., Class A*	9,123	724
CECO Environmental Corp.*	206	2
Cimpress PLC*	5,387	149
CompX International, Inc.(1)	1	—
CoreCivic, Inc.*	22,950	265
Deluxe Corp.	7,506	128
Ennis, Inc.	4,869	108
Healthcare Services Group, Inc.	15,919	191
Heritage-Crystal Clean, Inc.*	518	17
HNI Corp.	8,507	242
Interface, Inc.	9,826	97
KAR Auction Services, Inc.*	27,220	355
Kimball International, Inc., Class B	3,755	24
Matthews International Corp., Class A	5,457	166
MillerKnoll, Inc.	16,869	354
NL Industries, Inc.	100	1
Pitney Bowes, Inc.	29,684	113
Quad/Graphics, Inc.*	254	1
SP Plus Corp.*	4,618	160
Steelcase, Inc., Class A	17,453	123
Tetra Tech, Inc.	1,485	216
UniFirst Corp.	3,093	597
Viad Corp.*	4,651	113
Virco Mfg. Corp.*	1,676	8
VSE Corp.	4,809	226
		6,128
Communications Equipment – 1.0%
ADTRAN Holdings, Inc.	10,018	188
Applied Optoelectronics, Inc.*	5,804	11
AudioCodes Ltd.	5,632	101
Aviat Networks, Inc.*	3,055	95
BK Technologies Corp.	1,835	6
CalAmp Corp.*	2,461	11
Calix, Inc.*	9,143	626
Clearfield, Inc.*	4,776	450
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Communications Equipment – 1.0%continued
CommScope Holding Co., Inc.*	38,410	$282
Comtech Telecommunications Corp.	7,311	89
Digi International, Inc.*	9,178	335
EMCORE Corp.*	12,695	12
Extreme Networks, Inc.*	20,580	377
Harmonic, Inc.*	13,341	175
Inseego Corp.*	3,235	3
Ituran Location and Control Ltd.	4,151	88
KVH Industries, Inc.*	6,300	64
NETGEAR, Inc.*	6,099	110
NetScout Systems, Inc.*	15,012	488
PCTEL, Inc.*	14,297	62
Radware Ltd.*	7,668	151
Silicom Ltd.*	5,366	226
Viavi Solutions, Inc.*	41,075	432
		4,382
Construction & Engineering – 1.6%
Ameresco, Inc., Class A*	5,608	320
API Group Corp.(3) *	31,774	598
Arcosa, Inc.	10,432	567
Argan, Inc.	4,185	154
Comfort Systems U.S.A., Inc.	9,732	1,120
Dycom Industries, Inc.*	5,871	549
EMCOR Group, Inc.	10,752	1,592
Fluor Corp.*	25,519	884
Granite Construction, Inc.	11,232	394
Great Lakes Dredge & Dock Corp.*	4,216	25
IES Holdings, Inc.*	1,505	54
Matrix Service Co.*	3,640	23
MYR Group, Inc.*	3,384	312
Northwest Pipe Co.*	5,338	180
Primoris Services Corp.	7,302	160
Sterling Infrastructure, Inc.*	7,916	260
Tutor Perini Corp.*	2,108	16
		7,208
Construction Materials – 0.2%
Summit Materials, Inc., Class A*	27,978	795
United States Lime & Minerals, Inc.	1,437	202
		997
Consumer Finance – 0.8%
Atlanticus Holdings Corp.*	1,388	36
Curo Group Holdings Corp.	193	1
Encore Capital Group, Inc.*	7,216	346

EQUITY FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Consumer Finance – 0.8%continued
Enova International, Inc.*	5,173	$199
EZCORP, Inc., Class A*	2,957	24
FirstCash Holdings, Inc.	8,473	736
Green Dot Corp., Class A*	11,851	188
LendingClub Corp.*	9,574	84
Navient Corp.	35,537	585
Nelnet, Inc., Class A	7,176	651
PRA Group, Inc.*	10,751	363
PROG Holdings, Inc.*	15,217	257
Regional Management Corp.	300	9
World Acceptance Corp.*	1,750	115
		3,594
Containers & Packaging – 0.4%
Greif, Inc., Class A	5,179	347
Myers Industries, Inc.	3,720	83
O-I Glass, Inc.*	23,975	397
Silgan Holdings, Inc.	11,879	616
TriMas Corp.	10,103	280
		1,723
Distributors – 0.0%
Weyco Group, Inc.	3,290	70
Diversified Consumer Services – 0.9%
2U, Inc.*	12,167	76
Adtalem Global Education, Inc.*	13,497	479
Afya Ltd., Class A*	17,995	281
American Public Education, Inc.*	5,439	67
Chegg, Inc.*	19,274	487
Graham Holdings Co., Class B	979	592
Grand Canyon Education, Inc.*	7,842	829
Laureate Education, Inc.	21,163	204
Perdoceo Education Corp.*	10,179	141
Strategic Education, Inc.	4,488	351
Stride, Inc.*	6,738	211
WW International, Inc.*	8,151	31
		3,749
Diversified Financial Services – 0.3%
A-Mark Precious Metals, Inc.	10,403	361
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,919	128
California First Leasing Corp.*	1,558	25
Cannae Holdings, Inc.*	13,656	282
Jackson Financial, Inc., Class A	11,829	412
		1,208
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,104	$164
ATN International, Inc.	2,946	134
Bandwidth, Inc., Class A*	3,315	76
Cogent Communications Holdings, Inc.	8,110	463
Consolidated Communications Holdings, Inc.*	12,321	44
IDT Corp., Class B*	5,304	149
Iridium Communications, Inc.*	21,099	1,085
Liberty Latin America Ltd., Class C*	16,614	126
LICT Corp.*	6	120
Telesat Corp.*	3,003	23
		2,384
Electric Utilities – 0.9%
ALLETE, Inc.	12,893	832
MGE Energy, Inc.	9,011	634
Otter Tail Corp.	10,950	643
PNM Resources, Inc.	15,492	756
Portland General Electric Co.	19,971	978
		3,843
Electrical Equipment – 0.8%
Allied Motion Technologies, Inc.	4,466	156
Atkore, Inc.*	8,933	1,013
AZZ, Inc.	5,061	203
Encore Wire Corp.	4,177	575
EnerSys	8,504	628
GrafTech International Ltd.	30,015	143
Powell Industries, Inc.	4,729	166
Preformed Line Products Co.	2,033	169
Thermon Group Holdings, Inc.*	3,384	68
TPI Composites, Inc.*	6,219	63
Ultralife Corp.*	846	3
Vicor Corp.*	6,247	336
		3,523
Electronic Equipment, Instruments & Components – 2.9%
Advanced Energy Industries, Inc.	7,108	610
Arlo Technologies, Inc.*	3,212	11
Avnet, Inc.	16,089	669
Badger Meter, Inc.	5,816	634
Bel Fuse, Inc., Class B	2,910	96
Belden, Inc.	7,588	545
Benchmark Electronics, Inc.	9,426	252
Climb Global Solutions, Inc.	5,884	185
Coherent Corp.*	16,923	594

NORTHERN FUNDS QUARTERLY REPORT     117    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Electronic Equipment, Instruments & Components – 2.9%continued
CTS Corp.	5,244	$207
Daktronics, Inc.*	2,559	7
ePlus, Inc.*	10,491	464
Fabrinet*	8,384	1,075
FARO Technologies, Inc.*	3,827	112
Frequency Electronics, Inc.*	6,891	49
Hollysys Automation Technologies Ltd.	9,428	155
Insight Enterprises, Inc.*	9,292	932
Itron, Inc.*	9,032	457
Kimball Electronics, Inc.*	5,474	124
Knowles Corp.*	15,264	251
Methode Electronics, Inc.	7,386	328
nLight, Inc.*	11,836	120
Novanta, Inc.*	7,295	991
OSI Systems, Inc.*	5,549	441
PAR Technology Corp.*	3,701	96
PC Connection, Inc.	6,798	319
Plexus Corp.*	6,369	655
Rogers Corp.*	3,702	442
Sanmina Corp.*	13,736	787
ScanSource, Inc.*	4,895	143
TTM Technologies, Inc.*	13,109	198
Vishay Intertechnology, Inc.	22,095	477
Vishay Precision Group, Inc.*	7,082	274
		12,700
Energy Equipment & Services – 2.0%
Bristow Group, Inc.*	6,893	187
Cactus, Inc., Class A	11,478	577
ChampionX Corp.	33,817	980
DMC Global, Inc.*	5,695	111
Dril-Quip, Inc.*	6,668	181
Enerflex Ltd.	9,093	57
ENGlobal Corp.*	6,201	5
Geospace Technologies Corp.*	9,276	39
Gulf Island Fabrication, Inc.*	5,439	28
Helix Energy Solutions Group, Inc.*	38,917	287
Helmerich & Payne, Inc.	18,449	915
Liberty Energy, Inc.	25,597	410
MIND Technology, Inc.*	3,700	2
Nabors Industries Ltd.*	1,895	294
Natural Gas Services Group, Inc.*	6,655	76
NexTier Oilfield Solutions, Inc.*	21,734	201
Noble Corp. PLC*	13,587	512
Oceaneering International, Inc.*	17,955	314
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Energy Equipment & Services – 2.0%continued
Patterson-UTI Energy, Inc.	42,433	$715
ProPetro Holding Corp.*	5,420	56
Solaris Oilfield Infrastructure, Inc., Class A	7,270	72
TechnipFMC PLC*	75,585	921
TETRA Technologies, Inc.*	12,345	43
Tidewater, Inc.*	9,646	355
Transocean Ltd.*	102,313	467
U.S. Silica Holdings, Inc.*	9,211	115
Valaris Ltd.*	10,809	731
		8,651
Entertainment – 0.3%
IMAX Corp.*	7,097	104
Liberty Media Corp.-Liberty Braves, Class C*	20,741	668
LiveOne, Inc.*	5,784	4
Marcus (The) Corp.	2,400	34
Reading International, Inc., Class A*	4,335	12
Sciplay Corp., Class A*	24,044	387
		1,209
Equity Real Estate Investment Trusts – 5.9%
Acadia Realty Trust	17,257	248
Agree Realty Corp.	13,813	980
Alexander & Baldwin, Inc.	12,953	243
Alexander's, Inc.	688	151
American Assets Trust, Inc.	9,015	239
Apple Hospitality REIT, Inc.	42,190	666
Armada Hoffler Properties, Inc.	5,490	63
Bluerock Homes Trust, Inc.*	1,149	24
Braemar Hotels & Resorts, Inc.	4,918	20
Brandywine Realty Trust	33,555	206
Broadstone Net Lease, Inc.	24,336	394
BRT Apartments Corp.	3,120	61
CareTrust REIT, Inc.	18,958	352
Centerspace	2,045	120
Chatham Lodging Trust	7,083	87
City Office REIT, Inc.	14,580	122
Community Healthcare Trust, Inc.	4,536	162
Corporate Office Properties Trust	19,334	501
Creative Media & Community Trust Corp.	934	5
CTO Realty Growth, Inc.	12,099	221
DiamondRock Hospitality Co.	44,763	367
Diversified Healthcare Trust	37,810	24

EQUITY FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Equity Real Estate Investment Trusts – 5.9%continued
Easterly Government Properties, Inc.	14,172	$202
EastGroup Properties, Inc.	7,693	1,139
Elme Communities	15,037	268
Empire State Realty Trust, Inc., Class A	25,872	174
EPR Properties	12,709	479
Equity Commonwealth	20,145	503
Essential Properties Realty Trust, Inc.	16,911	397
Four Corners Property Trust, Inc.	15,769	409
Franklin Street Properties Corp.	16,342	45
Getty Realty Corp.	7,460	252
Gladstone Commercial Corp.	7,356	136
Gladstone Land Corp.	15,876	291
Global Medical REIT, Inc.	9,958	94
Global Net Lease, Inc.	19,710	248
Hersha Hospitality Trust, Class A	8,760	75
Hudson Pacific Properties, Inc.	25,283	246
Independence Realty Trust, Inc.	17,405	293
Indus Realty Trust, Inc.	3,686	234
Industrial Logistics Properties Trust	11,219	37
InvenTrust Properties Corp.	12,542	297
iStar, Inc.	18,836	144
JBG SMITH Properties	21,362	405
Kite Realty Group Trust	38,520	811
LTC Properties, Inc.	8,409	299
LXP Industrial Trust	45,676	458
Macerich (The) Co.	28,429	320
National Health Investors, Inc.	8,444	441
National Storage Affiliates Trust	11,340	410
Necessity Retail REIT (The), Inc.	20,240	120
NexPoint Residential Trust, Inc.	3,971	173
One Liberty Properties, Inc.	6,444	143
Outfront Media, Inc.	28,883	479
Paramount Group, Inc.	34,776	207
Park Hotels & Resorts, Inc.	40,153	473
Pebblebrook Hotel Trust	25,827	346
Phillips Edison & Co., Inc.	21,211	675
Physicians Realty Trust	37,986	550
Piedmont Office Realty Trust, Inc., Class A	24,069	221
Plymouth Industrial REIT, Inc.	5,974	115
PotlatchDeltic Corp.	16,553	728
Retail Opportunity Investments Corp.	22,204	334
RLJ Lodging Trust	34,905	370
RPT Realty	16,527	166
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Equity Real Estate Investment Trusts – 5.9%continued
Ryman Hospitality Properties, Inc.	9,264	$758
Sabra Health Care REIT, Inc.	41,072	511
Safehold, Inc.	1,441	41
Saul Centers, Inc.	2,426	99
Service Properties Trust	32,814	239
SITE Centers Corp.	23,432	320
SL Green Realty Corp.	10,963	370
Sotherly Hotels, Inc.*	2,334	4
STAG Industrial, Inc.	28,409	918
Summit Hotel Properties, Inc.	13,749	99
Sunstone Hotel Investors, Inc.	45,573	440
Tanger Factory Outlet Centers, Inc.	15,539	279
Terreno Realty Corp.	13,834	787
UMH Properties, Inc.	8,621	139
Urban Edge Properties	22,004	310
Urstadt Biddle Properties, Inc., Class A	9,163	174
Veris Residential, Inc.*	15,085	240
Whitestone REIT	10,941	105
Xenia Hotels & Resorts, Inc.	21,211	280
		25,576
Food & Staples Retailing – 0.7%
Andersons (The), Inc.	4,248	149
Chefs' Warehouse (The), Inc.*	1,606	53
Grocery Outlet Holding Corp.*	14,872	434
Ingles Markets, Inc., Class A	5,883	567
PriceSmart, Inc.	4,405	268
Rite Aid Corp.*	8,734	29
SpartanNash Co.	7,394	224
Sprouts Farmers Market, Inc.*	25,860	837
United Natural Foods, Inc.*	7,471	289
Village Super Market, Inc., Class A	1,500	35
Weis Markets, Inc.	4,970	409
		3,294
Food Products – 1.4%
Adecoagro S.A.	1,395	12
Alico, Inc.	6,567	157
B&G Foods, Inc.	14,137	158
Bridgford Foods Corp.*	3,982	48
Calavo Growers, Inc.	3,049	90
Cal-Maine Foods, Inc.	7,881	429
Farmer Bros. Co.*	6,538	30
Fresh Del Monte Produce, Inc.	4,395	115
Hain Celestial Group (The), Inc.*	14,332	232

NORTHERN FUNDS QUARTERLY REPORT     119    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Food Products – 1.4%continued
Hostess Brands, Inc.*	25,513	$572
J&J Snack Foods Corp.	3,574	535
John B. Sanfilippo & Son, Inc.	1,450	118
Lancaster Colony Corp.	4,161	821
Lifecore Biomedical, Inc.*	3,119	20
Nomad Foods Ltd.*	30,421	524
Seaboard Corp.	136	513
Seneca Foods Corp., Class A*	3,916	239
Simply Good Foods (The) Co.*	17,406	662
Tootsie Roll Industries, Inc.	11,462	488
TreeHouse Foods, Inc.*	8,618	425
		6,188
Gas Utilities – 1.2%
Chesapeake Utilities Corp.	4,558	539
New Jersey Resources Corp.	21,302	1,057
Northwest Natural Holding Co.	8,169	389
ONE Gas, Inc.	12,258	928
RGC Resources, Inc.	939	21
South Jersey Industries, Inc.	21,001	746
Southwest Gas Holdings, Inc.	12,362	765
Spire, Inc.	12,071	831
		5,276
Health Care Equipment & Supplies – 4.3%
Accuray, Inc.*	1,300	3
Alphatec Holdings, Inc.*	19,037	235
AngioDynamics, Inc.*	11,527	159
Apollo Endosurgery, Inc.*	49,048	489
Apyx Medical Corp.*	4,253	10
Artivion, Inc.*	9,508	115
AtriCure, Inc.*	10,715	476
Atrion Corp.	268	150
Avanos Medical, Inc.*	12,889	349
Axogen, Inc.*	6,355	63
Axonics, Inc.*	8,286	518
Beyond Air, Inc.*	15,121	98
BioSig Technologies, Inc.(1) *	500	—
Bioventus, Inc., Class A*	5,264	14
Cardiovascular Systems, Inc.*	12,825	175
Cerus Corp.*	50,950	186
Chembio Diagnostics, Inc.*	13,839	3
CONMED Corp.	6,159	546
Cutera, Inc.*	7,972	352
Daxor Corp.(1) *	37	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Equipment & Supplies – 4.3%continued
Electromed, Inc.*	5,142	$54
Enovis Corp.*	8,260	442
Establishment Labs Holdings, Inc.*	5,121	336
FONAR Corp.*	9,832	165
Glaukos Corp.*	7,380	322
Haemonetics Corp.*	8,336	656
Heska Corp.*	4,220	262
ICU Medical, Inc.*	3,279	516
Inari Medical, Inc.*	5,603	356
Inmode Ltd.*	12,901	461
Inogen, Inc.*	2,789	55
Inspire Medical Systems, Inc.*	4,272	1,076
Integer Holdings Corp.*	8,338	571
Invacare Corp.*	3,727	2
iRadimed Corp.	7,798	221
Kewaunee Scientific Corp.*	2,551	40
Lantheus Holdings, Inc.*	13,448	685
LeMaitre Vascular, Inc.	10,333	475
LENSAR, Inc.*	1,867	5
LivaNova PLC*	10,295	572
Meridian Bioscience, Inc.*	14,300	475
Merit Medical Systems, Inc.*	13,482	952
Mesa Laboratories, Inc.	833	138
Neogen Corp.*	21,019	320
Nevro Corp.*	5,712	226
NuVasive, Inc.*	9,631	397
Omnicell, Inc.*	9,559	482
OraSure Technologies, Inc.*	18,385	89
Orthofix Medical, Inc.*	6,652	137
OrthoPediatrics Corp.*	3,223	128
Pro-Dex, Inc.*	5,444	85
Pulse Biosciences, Inc.*	18,047	50
Retractable Technologies, Inc.*	17,052	28
SeaSpine Holdings Corp.*	17,442	146
Semler Scientific, Inc.*	4,027	133
Shockwave Medical, Inc.*	5,737	1,180
SI-BONE, Inc.*	6,734	92
Sientra, Inc.(1) *	113	—
SmileDirectClub, Inc.*	21,260	7
STAAR Surgical Co.*	8,844	429
Surmodics, Inc.*	5,536	189
Tactile Systems Technology, Inc.*	2,030	23
TransMedics Group, Inc.*	10,189	629
UFP Technologies, Inc.*	3,890	459

EQUITY FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Equipment & Supplies – 4.3%continued
Utah Medical Products, Inc.	3,363	$338
Vapotherm, Inc.*	3,263	9
Varex Imaging Corp.*	6,174	125
ViewRay, Inc.*	22,361	100
Zynex, Inc.	10,058	140
		18,719
Health Care Providers & Services – 3.2%
1Life Healthcare, Inc.*	19,875	332
Acadia Healthcare Co., Inc.*	14,283	1,176
AdaptHealth Corp.*	11,733	226
Addus HomeCare Corp.*	4,099	408
AlerisLife, Inc.*	3,314	2
Amedisys, Inc.*	5,272	440
AMN Healthcare Services, Inc.*	10,314	1,061
Apollo Medical Holdings, Inc.*	9,950	294
Brookdale Senior Living, Inc.*	41,145	112
CareMax, Inc.*	13,282	49
Castle Biosciences, Inc.*	2,722	64
Community Health Systems, Inc.*	21,226	92
CorVel Corp.*	5,224	759
Cross Country Healthcare, Inc.*	13,609	362
Cryo-Cell International, Inc.	750	3
Ensign Group (The), Inc.	12,962	1,226
Enzo Biochem, Inc.*	7,284	10
Fulgent Genetics, Inc.*	6,351	189
Global Cord Blood Corp.(2) *	6,346	18
HealthEquity, Inc.*	13,067	806
Joint (The) Corp.*	3,913	55
LHC Group, Inc.*	5,877	950
ModivCare, Inc.*	3,502	314
National HealthCare Corp.	4,431	264
National Research Corp.	3,608	135
OPKO Health, Inc.*	96,108	120
Option Care Health, Inc.*	25,540	769
Owens & Minor, Inc.	10,269	201
Patterson Cos., Inc.	23,704	664
Pennant Group (The), Inc.*	5,473	60
PetIQ, Inc.*	7,289	67
Premier, Inc., Class A	12,556	439
Progyny, Inc.*	10,680	333
R1 RCM, Inc.*	20,809	228
RadNet, Inc.*	9,465	178
Select Medical Holdings Corp.	24,839	617
Sonida Senior Living, Inc.(1) *	35	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Health Care Providers & Services – 3.2%continued
Surgery Partners, Inc.*	13,045	$363
Tenet Healthcare Corp.*	3,118	152
U.S. Physical Therapy, Inc.	3,504	284
		13,822
Health Care Technology – 0.7%
Allscripts Healthcare Solutions, Inc.*	37,000	653
American Well Corp., Class A*	33,126	94
CareCloud, Inc.*	13,760	39
Certara, Inc.*	19,144	308
Computer Programs and Systems, Inc.*	9,403	256
Evolent Health, Inc., Class A*	20,472	575
GoodRx Holdings, Inc., Class A*	64,708	301
HealthStream, Inc.*	4,879	121
Multiplan Corp.*	66,018	76
NextGen Healthcare, Inc.*	11,673	219
OptimizeRx Corp.*	5,323	89
Simulations Plus, Inc.	4,758	174
		2,905
Hotels, Restaurants & Leisure – 1.9%
Arcos Dorados Holdings, Inc., Class A	38,592	323
Biglari Holdings, Inc., Class B*	877	122
BJ's Restaurants, Inc.*	5,654	149
Brinker International, Inc.*	5,700	182
Carrols Restaurant Group, Inc.(1) *	300	—
Chuy's Holdings, Inc.*	2,797	79
Cracker Barrel Old Country Store, Inc.	5,194	492
Dave & Buster's Entertainment, Inc.*	11,008	390
Denny's Corp.*	15,690	145
Despegar.com Corp.*	7,385	38
Dine Brands Global, Inc.	2,263	146
Drive Shack, Inc.*	8,625	1
El Pollo Loco Holdings, Inc.(1)	15	—
Everi Holdings, Inc.*	12,325	177
Fiesta Restaurant Group, Inc.*	1,335	10
Golden Entertainment, Inc.*	1,717	64
Hilton Grand Vacations, Inc.*	15,044	580
International Game Technology PLC	15,824	359
Jack in the Box, Inc.	4,492	306
Light & Wonder, Inc.*	16,454	964
Monarch Casino & Resort, Inc.*	950	73
Nathan's Famous, Inc.	1,537	103
Papa John's International, Inc.	5,236	431
Red Robin Gourmet Burgers, Inc.*	4,487	25

NORTHERN FUNDS QUARTERLY REPORT     121    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Hotels, Restaurants & Leisure – 1.9%continued
Red Rock Resorts, Inc., Class A	12,538	$502
Ruth's Hospitality Group, Inc.	3,106	48
Shake Shack, Inc., Class A*	4,975	207
Texas Roadhouse, Inc.	13,428	1,221
Town Sports International Holdings, Inc.(1) *	1,105	—
Travel + Leisure Co.	15,857	577
Wingstop, Inc.	4,633	638
		8,352
Household Durables – 1.4%
Beazer Homes U.S.A., Inc.*	5,289	68
Cavco Industries, Inc.*	1,991	450
Century Communities, Inc.	3,794	190
Ethan Allen Interiors, Inc.	4,520	119
Flexsteel Industries, Inc.	4,779	74
GoPro, Inc., Class A*	15,928	79
Hamilton Beach Brands Holding Co., Class A	2,956	37
Hooker Furnishings Corp.	1,693	32
Installed Building Products, Inc.	4,885	418
iRobot Corp.*	6,000	289
KB Home	16,561	527
La-Z-Boy, Inc.	10,082	230
Lifetime Brands, Inc.	587	4
M/I Homes, Inc.*	4,316	199
MDC Holdings, Inc.	12,231	387
Meritage Homes Corp.*	6,839	631
Nobility Homes, Inc.	876	21
Skyline Champion Corp.*	10,792	556
Sonos, Inc.*	17,893	302
Taylor Morrison Home Corp.*	25,188	764
Tri Pointe Homes, Inc.*	24,213	450
Universal Electronics, Inc.*	3,820	80
VOXX International Corp.*	1,474	12
		5,919
Household Products – 0.3%
Central Garden & Pet Co.*	200	7
Central Garden & Pet Co., Class A*	8,127	291
Energizer Holdings, Inc.	11,491	386
Oil-Dri Corp. of America	3,156	106
WD-40 Co.	2,812	453
		1,243
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Independent Power & Renewable Electricity Producers – 0.4%
Atlantica Sustainable Infrastructure PLC	19,740	$511
Clearway Energy, Inc., Class A	1,153	35
Clearway Energy, Inc., Class C	18,094	577
Ormat Technologies, Inc.	8,492	734
		1,857
Insurance – 2.6%
Ambac Financial Group, Inc.*	8,607	150
American Equity Investment Life Holding Co.	22,400	1,022
AMERISAFE, Inc.	3,603	187
Argo Group International Holdings Ltd.	9,945	257
Assured Guaranty Ltd.	10,951	682
Atlantic American Corp.	6,792	16
Brighthouse Financial, Inc.*	12,979	665
Citizens, Inc.*	6,318	13
CNO Financial Group, Inc.	41,642	952
Donegal Group, Inc., Class A	5,506	78
Employers Holdings, Inc.	9,807	423
Enstar Group Ltd.*	1,792	414
Genworth Financial, Inc., Class A*	71,480	378
Greenlight Capital Re Ltd., Class A*	14,990	122
Investors Title Co.	706	104
Kansas City Life Insurance Co.	1,868	49
Kemper Corp.	10,095	497
Kinsale Capital Group, Inc.	3,984	1,042
MBIA, Inc.*	20,248	260
Mercury General Corp.	4,577	157
National Western Life Group, Inc., Class A	976	274
Palomar Holdings, Inc.*	3,781	171
ProAssurance Corp.	13,536	237
RLI Corp.	8,409	1,104
Safety Insurance Group, Inc.	2,618	221
Selective Insurance Group, Inc.	10,972	972
SiriusPoint Ltd.*	463	4
SiriusPoint Ltd. (OTC US Exchange)*	16,226	96
Stewart Information Services Corp.	3,242	139
United Fire Group, Inc.	4,763	130
Universal Insurance Holdings, Inc.	5,043	53
White Mountains Insurance Group Ltd.	461	652
		11,521
Interactive Media & Services – 0.7%
Angi, Inc.*	85,566	201
Bumble, Inc., Class A*	14,583	307

EQUITY FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Interactive Media & Services – 0.7%continued
Cargurus, Inc.*	16,353	$229
Cars.com, Inc.*	6,417	89
EverQuote, Inc., Class A*	4,754	70
Liberty TripAdvisor Holdings, Inc., Class A*	6,201	4
QuinStreet, Inc.*	17,762	255
Shutterstock, Inc.	1,367	72
Travelzoo*	5,463	24
TripAdvisor, Inc.*	17,336	312
Yelp, Inc.*	16,472	450
Ziff Davis, Inc.*	8,885	703
ZipRecruiter, Inc., Class A*	13,461	221
		2,937
Internet & Direct Marketing Retail – 0.2%
1-800-Flowers.com, Inc., Class A*	8,943	86
Farfetch Ltd., Class A*	58,994	279
Liquidity Services, Inc.*	5,339	75
Overstock.com, Inc.*	4,821	93
PetMed Express, Inc.	4,881	87
Quotient Technology, Inc.*	7,084	24
Revolve Group, Inc.*	12,438	277
		921
IT Services – 1.4%
BM Technologies, Inc.*	1,134	6
Brightcove, Inc.*	9,445	49
Cass Information Systems, Inc.	3,144	144
Computer Task Group, Inc.*	140	1
Conduent, Inc.*	28,727	116
CSG Systems International, Inc.	7,886	451
EVERTEC, Inc.	11,926	386
Evo Payments, Inc., Class A*	7,972	270
ExlService Holdings, Inc.*	6,424	1,089
Hackett Group (The), Inc.	7,443	152
I3 Verticals, Inc., Class A*	4,151	101
Information Services Group, Inc.	11,240	52
Marqeta, Inc., Class A*	68,434	418
Maximus, Inc.	16,173	1,186
Perficient, Inc.*	8,310	580
StarTek, Inc.*	835	3
TTEC Holdings, Inc.	4,366	193
Tucows, Inc., Class A*	1,739	59
Unisys Corp.*	4,658	24
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
IT Services – 1.4%continued
Verra Mobility Corp.*	26,463	$366
Wix.com Ltd.*	8,566	658
		6,304
Leisure Products – 0.5%
Acushnet Holdings Corp.	6,805	289
American Outdoor Brands, Inc.*	2,708	27
Clarus Corp.	5,520	43
Escalade, Inc.	5,314	54
Johnson Outdoors, Inc., Class A	3,415	226
Malibu Boats, Inc., Class A*	4,083	218
Marine Products Corp.	7,963	94
Sturm Ruger & Co., Inc.	2,831	143
Topgolf Callaway Brands Corp.*	17,175	339
YETI Holdings, Inc.*	13,433	555
		1,988
Life Sciences Tools & Services – 0.6%
AbCellera Biologics, Inc.*	33,356	338
Alpha Teknova, Inc.*	2,228	13
BioLife Solutions, Inc.*	11,081	202
Champions Oncology, Inc.*	4,493	20
Codexis, Inc.*	10,201	47
CryoPort, Inc.*	6,066	105
Harvard Bioscience, Inc.*	17,548	49
Maravai LifeSciences Holdings, Inc., Class A*	17,758	254
Medpace Holdings, Inc.*	5,734	1,218
Nautilus Biotechnology, Inc.*	20,464	37
NeoGenomics, Inc.*	20,484	189
OmniAb, Inc.*	22,935	83
Personalis, Inc.*	7,712	15
Rapid Micro Biosystems, Inc., Class A*	2,571	3
Singular Genomics Systems, Inc.*	8,548	17
Standard BioTools, Inc.*	16,500	19
		2,609
Machinery – 4.0%
Alamo Group, Inc.	2,398	340
Albany International Corp., Class A	6,588	650
Altra Industrial Motion Corp.	14,682	877
Astec Industries, Inc.	5,884	239
Barnes Group, Inc.	12,026	491
Chart Industries, Inc.*	8,959	1,032
CIRCOR International, Inc.*	2,516	60
Columbus McKinnon Corp.	3,341	109

NORTHERN FUNDS QUARTERLY REPORT     123    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Machinery – 4.0%continued
Conrad Industries, Inc.*	100	$2
Douglas Dynamics, Inc.	4,636	168
Eastern (The) Co.	1,698	33
Enerpac Tool Group Corp.	12,788	325
EnPro Industries, Inc.	4,110	447
Esab Corp.	8,871	416
ESCO Technologies, Inc.	5,819	509
Evoqua Water Technologies Corp.*	15,254	604
Federal Signal Corp.	16,403	762
Franklin Electric Co., Inc.	9,772	779
Gorman-Rupp (The) Co.	6,721	172
Graham Corp.*	2,562	25
Greenbrier (The) Cos., Inc.	5,261	176
Helios Technologies, Inc.	4,080	222
Hillenbrand, Inc.	14,928	637
Hurco Cos., Inc.	1,145	30
Hyster-Yale Materials Handling, Inc.	2,438	62
John Bean Technologies Corp.	6,260	572
Kadant, Inc.	2,007	357
Kennametal, Inc.	18,248	439
L.B. Foster Co., Class A*	1,615	16
Lindsay Corp.	2,121	345
Miller Industries, Inc.	3,248	87
Mueller Industries, Inc.	12,114	715
Mueller Water Products, Inc., Class A	34,781	374
Omega Flex, Inc.	1,660	155
Proto Labs, Inc.*	5,808	148
RBC Bearings, Inc.*	5,070	1,061
Shyft Group (The), Inc.	3,574	89
SPX Technologies, Inc.*	11,064	726
Standex International Corp.	4,252	435
Taylor Devices, Inc.*	1,695	24
Tennant Co.	4,095	252
Terex Corp.	11,600	496
Titan International, Inc.*	12,141	186
Trinity Industries, Inc.	19,551	578
Twin Disc, Inc.*	356	4
Wabash National Corp.	6,891	156
Watts Water Technologies, Inc., Class A	6,245	913
		17,295
Marine – 0.5%
Danaos Corp.	3,759	198
Golden Ocean Group Ltd.	22,143	192
Kirby Corp.*	10,545	679
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Marine – 0.5%continued
Matson, Inc.	10,711	$670
Star Bulk Carriers Corp.	18,333	352
		2,091
Media – 0.7%
AMC Networks, Inc., Class A*	8,127	127
Boston Omaha Corp., Class A(1) *	1	—
comScore, Inc.*	11,845	14
Cumulus Media, Inc., Class A*	300	2
Daily Journal Corp.*	339	85
EW Scripps (The) Co., Class A*	9,914	131
Gannett Co., Inc.*	12,431	25
Gray Television, Inc.	24,242	271
iHeartMedia, Inc., Class A*	18,658	114
John Wiley & Sons, Inc., Class A	9,300	373
Magnite, Inc.*	12,399	131
Marchex, Inc., Class B(1) *	179	—
Saga Communications, Inc., Class A	1,424	34
Scholastic Corp.	7,311	289
Sinclair Broadcast Group, Inc., Class A	11,690	181
TechTarget, Inc.*	4,473	197
TEGNA, Inc.	42,421	899
		2,873
Metals & Mining – 1.4%
Alpha Metallurgical Resources, Inc.	4,383	642
Arconic Corp.*	19,875	421
Ascent Industries Co.*	108	1
Carpenter Technology Corp.	11,705	432
Coeur Mining, Inc.*	49,328	166
Commercial Metals Co.	22,889	1,105
Constellium S.E.*	28,268	334
Ferroglobe PLC*	23,104	89
Fortitude Gold Corp.	2,394	13
Gold Resource Corp.	8,248	13
Haynes International, Inc.	2,418	110
Hecla Mining Co.	95,617	532
Kaiser Aluminum Corp.	3,082	234
Materion Corp.	7,224	632
McEwen Mining, Inc.*	2,419	14
Nexa Resources S.A.	22,731	137
Olympic Steel, Inc.	3,294	111
Piedmont Lithium, Inc.*	1,835	81
Schnitzer Steel Industries, Inc., Class A	2,996	92
Universal Stainless & Alloy Products, Inc.*	1,534	11

EQUITY FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Metals & Mining – 1.4%continued
Warrior Met Coal, Inc.	12,452	$431
Worthington Industries, Inc.	12,775	635
		6,236
Mortgage Real Estate Investment Trusts – 0.7%
ACRES Commercial Realty Corp.*	136	1
Apollo Commercial Real Estate Finance, Inc.	33,873	365
Arbor Realty Trust, Inc.	26,500	350
Arlington Asset Investment Corp., Class A(1) *	10	—
ARMOUR Residential REIT, Inc.	7,620	43
Blackstone Mortgage Trust, Inc., Class A	25,966	550
BrightSpire Capital, Inc.	12,154	76
Chimera Investment Corp.	35,688	196
Dynex Capital, Inc.	3,716	47
Ellington Residential Mortgage REIT	540	4
Franklin BSP Realty Trust, Inc.	9,003	116
Granite Point Mortgage Trust, Inc.	6,223	33
Invesco Mortgage Capital, Inc.	2,364	30
Ladder Capital Corp.	27,925	280
New York Mortgage Trust, Inc.	46,996	120
Ready Capital Corp.	4,652	52
Redwood Trust, Inc.	11,879	80
Rithm Capital Corp.	65,039	531
Two Harbors Investment Corp.	8,716	138
		3,012
Multiline Retail – 0.3%
Big Lots, Inc.	9,121	134
Dillard's, Inc., Class A	1,568	507
Macy's, Inc.	8,524	176
Ollie's Bargain Outlet Holdings, Inc.*	9,789	458
		1,275
Multi-Utilities – 0.3%
Avista Corp.	14,230	631
NorthWestern Corp.	12,113	719
Unitil Corp.	3,726	191
		1,541
Oil, Gas & Consumable Fuels – 4.2%
Adams Resources & Energy, Inc.	4,841	188
Alto Ingredients, Inc.*	10,136	29
Arch Resources, Inc.	2,414	345
Ardmore Shipping Corp.*	23,992	346
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Oil, Gas & Consumable Fuels – 4.2%continued
California Resources Corp.	14,062	$612
Callon Petroleum Co.*	4,647	172
Chord Energy Corp.	7,391	1,011
Civitas Resources, Inc.	13,103	759
Clean Energy Fuels Corp.*	14,653	76
CNX Resources Corp.*	27,840	469
Comstock Resources, Inc.	16,853	231
CONSOL Energy, Inc.	5,521	359
Crescent Energy Co., Class A	2,247	27
CVR Energy, Inc.	7,544	236
Delek U.S. Holdings, Inc.	12,460	336
Denbury, Inc.*	8,382	729
DHT Holdings, Inc.	29,262	260
Dorian LPG Ltd.	1,360	26
Earthstone Energy, Inc., Class A*	13,695	195
Equitrans Midstream Corp.	68,111	456
Evolution Petroleum Corp.	18,174	137
Frontline PLC	25,926	315
Golar LNG Ltd.*	23,345	532
Green Plains, Inc.*	16,276	496
Gulfport Energy Corp.*	1,830	135
Hallador Energy Co.*	12,641	126
HighPeak Energy, Inc.	9,004	206
International Seaways, Inc.	10,412	386
Kosmos Energy Ltd.*	68,600	436
Laredo Petroleum, Inc.*	2,857	147
Magnolia Oil & Gas Corp., Class A	30,513	716
Matador Resources Co.	20,550	1,176
Murphy Oil Corp.	25,556	1,099
NACCO Industries, Inc., Class A	2,837	108
Navigator Holdings Ltd.*	16,045	192
Next Bridge Hydrocarbons, Inc.*	2,700	8
Nordic American Tankers Ltd.	14,262	44
Northern Oil and Gas, Inc.	3,743	115
Par Pacific Holdings, Inc.*	304	7
PBF Energy, Inc., Class A	16,936	691
PDC Energy, Inc.	2,491	158
Peabody Energy Corp.*	21,555	570
Permian Resources Corp.	37,674	354
PrimeEnergy Resources Corp.*	1,589	138
Ranger Oil Corp., Class A	5,308	215
REX American Resources Corp.*	12,240	390
Riviera Resources, Inc.(2) *	6,246	—
Scorpio Tankers, Inc.	13,084	704

NORTHERN FUNDS QUARTERLY REPORT     125    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Oil, Gas & Consumable Fuels – 4.2%continued
SFL Corp. Ltd.	21,400	$197
SM Energy Co.	22,207	774
Teekay Corp.*	6,925	31
Teekay Tankers Ltd., Class A*	1,020	31
Uranium Energy Corp.*	4,793	19
VAALCO Energy, Inc.	15,758	72
Voc Energy Trust	2,549	26
W&T Offshore, Inc.*	43,354	242
World Fuel Services Corp.	12,877	352
		18,207
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	3,773	143
Glatfelter Corp.	8,111	22
Mercer International, Inc.	6,322	74
Resolute Forest Products, Inc.*	12,252	264
		503
Personal Products – 0.6%
BellRing Brands, Inc.*	22,854	586
Edgewell Personal Care Co.	11,301	436
Inter Parfums, Inc.	3,742	361
Mannatech, Inc.	4,029	72
Medifast, Inc.	3,877	447
Natural Alternatives International, Inc.*	729	6
Nature's Sunshine Products, Inc.*	3,694	31
Nu Skin Enterprises, Inc., Class A	14,053	593
United-Guardian, Inc.	502	5
USANA Health Sciences, Inc.*	2,405	128
		2,665
Pharmaceuticals – 1.6%
Amneal Pharmaceuticals, Inc.*	36,185	72
Amphastar Pharmaceuticals, Inc.*	10,931	306
ANI Pharmaceuticals, Inc.*	3,657	147
Arvinas, Inc.*	279	10
ATAI Life Sciences N.V.*	25,831	69
Atea Pharmaceuticals, Inc.*	10,660	51
Axsome Therapeutics, Inc.*	4,607	355
Bausch Health Cos., Inc.*	59,255	372
Cara Therapeutics, Inc.*	10,637	114
Collegium Pharmaceutical, Inc.*	16,109	374
Corcept Therapeutics, Inc.*	30,491	619
CorMedix, Inc.*	3,243	14
Cumberland Pharmaceuticals, Inc.*	232	1
Endo International PLC*	34,020	2
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Pharmaceuticals – 1.6%continued
Esperion Therapeutics, Inc.*	6,247	$39
Fulcrum Therapeutics, Inc.*	5,444	40
Harmony Biosciences Holdings, Inc.*	3,659	202
Harrow Health, Inc.*	17,239	254
Innoviva, Inc.*	27,920	370
Intra-Cellular Therapies, Inc.*	13,635	722
Kaleido Biosciences, Inc.(1) *	14,235	—
Ligand Pharmaceuticals, Inc.*	4,680	313
Ocular Therapeutix, Inc.*	395	1
Omeros Corp.*	16,035	36
Opiant Pharmaceuticals, Inc.*	10,254	208
Optinose, Inc.*	249	1
Oramed Pharmaceuticals, Inc.*	4,337	52
Otonomy, Inc.(1) *	400	—
Pacira BioSciences, Inc.*	11,740	453
Paratek Pharmaceuticals, Inc.*	12,127	23
Phibro Animal Health Corp., Class A	9,768	131
Prestige Consumer Healthcare, Inc.*	12,618	790
Provention Bio, Inc.*	8,468	90
Relmada Therapeutics, Inc.*	2,076	7
Satsuma Pharmaceuticals, Inc.*	3,331	3
scPharmaceuticals, Inc.*	12,852	92
Supernus Pharmaceuticals, Inc.*	10,125	361
Tilray Brands, Inc.*	98,972	266
Verrica Pharmaceuticals, Inc.*	8,166	22
WaVe Life Sciences Ltd.*	200	1
Zynerba Pharmaceuticals, Inc.*	16,629	9
		6,992
Professional Services – 1.9%
Alight, Inc., Class A*	59,255	495
ASGN, Inc.*	10,140	826
Barrett Business Services, Inc.	3,876	362
CBIZ, Inc.*	22,391	1,049
CRA International, Inc.	4,019	492
Exponent, Inc.	11,906	1,180
Forrester Research, Inc.*	6,579	235
Franklin Covey Co.*	5,016	235
Heidrick & Struggles International, Inc.	6,695	187
Huron Consulting Group, Inc.*	3,920	285
ICF International, Inc.	3,908	387
Insperity, Inc.	7,738	879
KBR, Inc.	4,032	213
Kelly Services, Inc., Class A	5,038	85
Korn Ferry	11,480	581

EQUITY FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Professional Services – 1.9%continued
Mistras Group, Inc.*	1,067	$5
NV5 Global, Inc.*	2,810	372
Resources Connection, Inc.	7,998	147
TrueBlue, Inc.*	7,577	148
Where Food Comes From, Inc.*	275	4
Willdan Group, Inc.*	2,978	53
		8,220
Real Estate Management & Development – 0.4%
Altisource Asset Management Corp.*	512	11
American Realty Investors, Inc.*	1,778	46
Anywhere Real Estate, Inc.*	12,903	83
Cushman & Wakefield PLC*	21,883	273
Douglas Elliman, Inc.	4,737	19
eXp World Holdings, Inc.	10,680	118
Forestar Group, Inc.*	10,923	168
FRP Holdings, Inc.*	1,154	62
Kennedy-Wilson Holdings, Inc.	20,941	330
Newmark Group, Inc., Class A	23,356	186
RE/MAX Holdings, Inc., Class A	6,181	115
RMR Group (The), Inc., Class A	81	2
St. Joe (The) Co.	6,322	244
Stratus Properties, Inc.	114	2
Tejon Ranch Co.*	8,305	157
Transcontinental Realty Investors, Inc.*	413	18
		1,834
Road & Rail – 0.6%
ArcBest Corp.	5,488	384
Covenant Logistics Group, Inc.	4,683	162
Heartland Express, Inc.	15,519	238
Marten Transport Ltd.	10,867	215
P.A.M. Transportation Services, Inc.*	5,335	138
Patriot Transportation Holding, Inc.*	465	3
Saia, Inc.*	5,278	1,107
Universal Logistics Holdings, Inc.	4,534	152
Werner Enterprises, Inc.	9,795	394
		2,793
Semiconductors & Semiconductor Equipment – 2.7%
ACM Research, Inc., Class A*	11,343	87
Alpha & Omega Semiconductor Ltd.*	5,626	161
Ambarella, Inc.*	6,283	517
Amkor Technology, Inc.	22,041	528
Axcelis Technologies, Inc.*	11,750	932
Canadian Solar, Inc.*	10,061	311
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Semiconductors & Semiconductor Equipment – 2.7%continued
CEVA, Inc.*	4,937	$126
Cohu, Inc.*	5,120	164
Diodes, Inc.*	9,009	686
FormFactor, Inc.*	14,697	327
Ichor Holdings Ltd.*	2,522	68
Impinj, Inc.*	3,129	342
Kopin Corp.*	14,432	18
Kulicke & Soffa Industries, Inc.	12,536	555
MACOM Technology Solutions Holdings, Inc.*	10,323	650
MagnaChip Semiconductor Corp.*	1,807	17
MaxLinear, Inc.*	13,020	442
Meta Materials, Inc.*	1,350	2
Nova Ltd.*	3,155	258
NVE Corp.	2,024	131
Onto Innovation, Inc.*	9,343	636
PDF Solutions, Inc.*	15,505	442
Photronics, Inc.*	7,074	119
Power Integrations, Inc.	10,195	731
Rambus, Inc.*	20,602	738
Semtech Corp.*	12,931	371
Silicon Laboratories, Inc.*	7,980	1,083
SMART Global Holdings, Inc.*	15,641	233
Synaptics, Inc.*	6,988	665
Ultra Clean Holdings, Inc.*	13,098	434
Veeco Instruments, Inc.*	10,236	190
		11,964
Software – 3.5%
ACI Worldwide, Inc.*	22,566	519
Adeia, Inc.	18,731	178
Agilysys, Inc.*	5,708	452
Alarm.com Holdings, Inc.*	6,563	325
Altair Engineering, Inc., Class A*	7,627	347
Alteryx, Inc., Class A*	9,483	480
American Software, Inc., Class A	6,994	103
Appfolio, Inc., Class A*	3,573	377
Aware, Inc.*	683	1
Benefitfocus, Inc.*	5,142	54
Blackbaud, Inc.*	9,799	577
Blackline, Inc.*	9,373	631
Box, Inc., Class A*	25,871	805
Cerence, Inc.*	6,084	113
CommVault Systems, Inc.*	7,742	486
Consensus Cloud Solutions, Inc.*	2,961	159

NORTHERN FUNDS QUARTERLY REPORT     127    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Software – 3.5%continued
Digimarc Corp.*	5,055	$93
Digital Turbine, Inc.*	15,055	229
Domo, Inc., Class B*	5,434	77
Ebix, Inc.	7,005	140
eGain Corp.*	2,910	26
Envestnet, Inc.*	8,731	539
Everbridge, Inc.*	6,084	180
InterDigital, Inc.	7,581	375
LiveRamp Holdings, Inc.*	10,545	247
Model N, Inc.*	7,503	304
Momentive Global, Inc.*	23,531	165
NCR Corp.*	20,534	481
New Relic, Inc.*	8,922	504
Nutanix, Inc., Class A*	33,347	869
OneSpan, Inc.*	12,693	142
Park City Group, Inc.(1)	33	—
Progress Software Corp.	9,040	456
Q2 Holdings, Inc.*	9,227	248
Qualys, Inc.*	6,498	729
Rapid7, Inc.*	8,947	304
Sapiens International Corp. N.V.	10,273	190
SecureWorks Corp., Class A*	5,823	37
ShotSpotter, Inc.*	4,463	151
SPS Commerce, Inc.*	8,453	1,086
Synchronoss Technologies, Inc.*	1,500	1
Tenable Holdings, Inc.*	17,723	676
Upland Software, Inc.*	2,655	19
Varonis Systems, Inc.*	16,475	394
Verint Systems, Inc.*	12,796	464
VirnetX Holding Corp.*	398	1
Workiva, Inc.*	6,969	585
Xperi, Inc.*	7,492	64
		15,383
Specialty Retail – 2.7%
Aaron's (The) Co., Inc.	7,608	91
Abercrombie & Fitch Co., Class A*	11,076	254
Academy Sports & Outdoors, Inc.	10,545	554
American Eagle Outfitters, Inc.	31,239	436
America's Car-Mart, Inc.*	2,153	156
Asbury Automotive Group, Inc.*	3,342	599
Big 5 Sporting Goods Corp.	6,727	59
Boot Barn Holdings, Inc.*	4,367	273
Buckle (The), Inc.	6,089	276
Build-A-Bear Workshop, Inc.*	5,266	126
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Specialty Retail – 2.7%continued
Caleres, Inc.	9,396	$209
Camping World Holdings, Inc., Class A	7,300	163
Cato (The) Corp., Class A	1,706	16
Chico's FAS, Inc.*	8,130	40
Children's Place (The), Inc.*	5,033	183
Citi Trends, Inc.*	6,105	162
Conn's, Inc.*	2,477	17
Designer Brands, Inc., Class A	7,278	71
Express, Inc.*	4,300	4
Foot Locker, Inc.	12,848	485
Genesco, Inc.*	3,487	160
Group 1 Automotive, Inc.	3,995	721
GrowGeneration Corp.*	9,194	36
Guess?, Inc.	9,485	196
Haverty Furniture Cos., Inc.	4,654	139
Hibbett, Inc.	4,690	320
Leslie's, Inc.*	24,678	301
LL Flooring Holdings, Inc.*	8,248	46
Monro, Inc.	6,938	314
Murphy U.S.A., Inc.	5,020	1,403
National Vision Holdings, Inc.*	13,150	510
ODP (The) Corp.*	6,799	310
Rent-A-Center, Inc.	9,913	224
Sally Beauty Holdings, Inc.*	25,175	315
Shoe Carnival, Inc.	11,502	275
Signet Jewelers Ltd.	8,974	610
Sleep Number Corp.*	4,137	107
Sonic Automotive, Inc., Class A	10,153	500
Urban Outfitters, Inc.*	10,090	241
Victoria's Secret & Co.*	12,848	460
Winmark Corp.	1,046	247
Zumiez, Inc.*	7,340	160
		11,769
Technology Hardware, Storage & Peripherals – 0.3%
AstroNova, Inc.*	12,866	165
Avid Technology, Inc.*	5,900	157
Diebold Nixdorf, Inc.*	7,843	11
Immersion Corp.*	8,005	56
Stratasys Ltd.*	9,169	109
Super Micro Computer, Inc.*	7,945	652
TransAct Technologies, Inc.*	376	3
		1,153

EQUITY FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Textiles, Apparel & Luxury Goods – 0.9%
Carter's, Inc.	6,220	$464
Crocs, Inc.*	13,724	1,488
Culp, Inc.	198	1
Delta Apparel, Inc.*	5,618	60
Fossil Group, Inc.*	1,728	7
G-III Apparel Group Ltd.*	8,384	115
Kontoor Brands, Inc.	8,286	331
Movado Group, Inc.	3,349	108
Oxford Industries, Inc.	5,053	471
Rocky Brands, Inc.	4,566	108
Steven Madden Ltd.	16,933	541
Superior Group of Cos., Inc.	4,358	44
Unifi, Inc.*	692	6
Vera Bradley, Inc.*	5,772	26
Wolverine World Wide, Inc.	17,028	186
		3,956
Thrifts & Mortgage Finance – 1.5%
Axos Financial, Inc.*	14,088	538
Capitol Federal Financial, Inc.	25,316	219
ESSA Bancorp, Inc.	942	20
Essent Group Ltd.	20,831	810
Federal Agricultural Mortgage Corp., Class C	1,350	152
FS Bancorp, Inc.	232	8
Hingham Institution For Savings (The)	704	194
Home Bancorp, Inc.	3,131	125
Kearny Financial Corp.	21,854	222
Kentucky First Federal Bancorp	724	5
Lake Shore Bancorp, Inc.	300	4
Mr Cooper Group, Inc.*	11,071	444
NASB Financial, Inc.	925	43
New York Community Bancorp, Inc.	35,292	303
NMI Holdings, Inc., Class A*	12,723	266
Northeast Community Bancorp, Inc.	1,225	18
Northfield Bancorp, Inc.	16,573	261
Ocwen Financial Corp.*	25	1
PennyMac Financial Services, Inc.	7,021	398
Provident Bancorp, Inc.(1)	18	—
Radian Group, Inc.	36,378	694
TrustCo Bank Corp. NY	1,833	69
Walker & Dunlop, Inc.	8,382	658
Waterstone Financial, Inc.	3,817	66
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Thrifts & Mortgage Finance – 1.5%continued
Western New England Bancorp, Inc.	4,310	$41
WSFS Financial Corp.	17,610	798
		6,357
Tobacco – 0.1%
Universal Corp.	5,883	311
Vector Group Ltd.	9,473	112
		423
Trading Companies & Distributors – 2.0%
Applied Industrial Technologies, Inc.	9,592	1,209
Beacon Roofing Supply, Inc.*	14,394	760
BlueLinx Holdings, Inc.*	3,426	244
Boise Cascade Co.	8,898	611
Distribution Solutions Group, Inc.*	4,310	159
EVI Industries, Inc.*	1,677	40
GATX Corp.	7,097	755
Global Industrial Co.	6,923	163
GMS, Inc.*	8,795	438
H&E Equipment Services, Inc.	3,401	154
Herc Holdings, Inc.	5,134	675
McGrath RentCorp	6,355	627
MRC Global, Inc.*	17,117	198
NOW, Inc.*	11,261	143
Rush Enterprises, Inc., Class A	16,468	861
Textainer Group Holdings Ltd.	3,290	102
Titan Machinery, Inc.*	803	32
Transcat, Inc.*	4,271	303
Triton International Ltd.	13,291	914
Veritiv Corp.	1,053	128
WESCO International, Inc.*	1,498	188
Willis Lease Finance Corp.*	1,784	105
		8,809
Transportation Infrastructure – 0.2%
Atlas Corp.	45,978	705
Water Utilities – 0.7%
American States Water Co.	8,566	793
Artesian Resources Corp., Class A	4,443	260
California Water Service Group	11,133	675
Consolidated Water Co. Ltd.	10,092	149
Middlesex Water Co.	6,290	495
SJW Group	5,651	459
York Water (The) Co.	3,691	166
		2,997

NORTHERN FUNDS QUARTERLY REPORT     129    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%continued
Wireless Telecommunication Services – 0.1%
Shenandoah Telecommunications Co.	10,045	$160
Spok Holdings, Inc.	13,601	111
Telephone and Data Systems, Inc.	19,171	201
		472
Total Common Stocks
(Cost $305,740)		422,387

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine – 0.0%
Navios Maritime Partners L.P.	77	2
Total Master Limited Partnerships
(Cost $4)		2

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	$61
Real Estate Management & Development – 0.0%
Brookfield Property Preferred L.P., 6.25%	1,033	15
Total Preferred Stocks
(Cost $93)		76

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.1%
Biotechnology – 0.1%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	23,500	$33
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	15,090	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	—
Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	10,111	—
Radius Health, Inc. (Contingent Value Rights)(2) *	8,494	1
Sinovac Biotech Ltd.(2) *	1,587	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	138
		172
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) *	13,109	—
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.1%continued
Pharmaceuticals – 0.0%
Dova Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	4,020	$—
Zogenix, Inc. (Contingent Value Rights)(2) (4) *	9,037	9
		9
Total Rights
(Cost $143)		181

OTHER – 0.0%
Escrow Fresh Market (The), Inc.(2) *	1,136	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	743	$24
Tidewater, Inc., Class A, Exp. 7/31/23, Strike $0.00(1) *	10	—
Tidewater, Inc., Class B, Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		24

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	20,863,636	$20,864
Total Investment Companies
(Cost $20,864)		20,864

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 4.46%, 5/11/23(7) (8)	$1,517	$1,493
	Total Short-Term Investments
	(Cost $1,493)	1,493

	Total Investments – 101.9%
	(Cost $328,337)	445,027
	Liabilities less Other Assets – (1.9%)	(8,255)
	NET ASSETS – 100.0%	$436,772

(1)	Value rounds to less than one thousand.

EQUITY FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(4)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of this restricted illiquid security amounted to approximately $180,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)	1/29/20	$—
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131
Zogenix, Inc. (Contingent Value Rights)	3/8/22	9

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	159	$14,079	Long	3/23	$(163)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	96.7%
Master Limited Partnerships	0.0%
Security Type(1)	% of Net Assets
Preferred stocks	0.0%
Rights	0.1%
Other	0.0%
Warrants	0.0%
Investment Companies	4.8%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$40,560	$27	$—	$40,587
Biotechnology	21,932	—	34	21,966
Health Care Providers & Services	13,804	—	18	13,822
Household Durables	5,898	21	—	5,919
Oil, Gas & Consumable Fuels	18,199	8	—	18,207
All Other Industries(1)	321,886	—	—	321,886
Total Common Stocks	422,279	56	52	422,387
Master Limited Partnerships	2	—	—	2
Preferred Stocks(1)	76	—	—	76
Rights(1)	—	—	181	181
Warrants	24	—	—	24
Investment Companies	20,864	—	—	20,864
Short-Term Investments	—	1,493	—	1,493
Total Investments	$443,245	$1,549	$233	$445,027
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(163)	$—	$—	$(163)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     131    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued	December 31, 2022 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$17,127	$53,571	$49,834	$201	$20,864	20,863,636
EQUITY FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP INDEX FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.1%
Aerospace & Defense – 1.0%
AAR Corp.*	16,947	$761
Aerojet Rocketdyne Holdings, Inc.*	39,762	2,224
AeroVironment, Inc.*	12,426	1,064
AerSale Corp.*	10,595	172
Archer Aviation, Inc., Class A*	70,580	132
Astra Space, Inc.*	66,470	29
Astronics Corp.*	12,603	130
Cadre Holdings, Inc.	9,824	198
Ducommun, Inc.*	5,512	275
Kaman Corp.	14,230	317
Kratos Defense & Security Solutions, Inc.*	62,338	643
Maxar Technologies, Inc.	37,069	1,918
Momentus, Inc.*	23,454	18
Moog, Inc., Class A	14,311	1,256
National Presto Industries, Inc.	2,575	176
Park Aerospace Corp.	9,969	134
Parsons Corp.*	16,929	783
Redwire Corp.*	7,743	15
Rocket Lab U.S.A., Inc.*	108,405	409
Terran Orbital Corp.*	21,166	34
Triumph Group, Inc.*	32,145	338
V2X, Inc.*	6,059	250
Virgin Galactic Holdings, Inc.*	121,488	423
		11,699
Air Freight & Logistics – 0.4%
Air Transport Services Group, Inc.*	28,982	753
Atlas Air Worldwide Holdings, Inc.*	14,117	1,423
Forward Air Corp.	13,462	1,412
Hub Group, Inc., Class A*	16,158	1,285
Radiant Logistics, Inc.*	19,301	98
		4,971
Airlines – 0.3%
Allegiant Travel Co.*	7,945	540
Blade Air Mobility, Inc.*	28,386	102
Frontier Group Holdings, Inc.*	18,409	189
Hawaiian Holdings, Inc.*	25,317	260
Joby Aviation, Inc.*	129,106	432
SkyWest, Inc.*	25,166	415
Spirit Airlines, Inc.*	54,721	1,066
Sun Country Airlines Holdings, Inc.*	16,555	263
Wheels Up Experience, Inc.*	78,472	81
		3,348
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Auto Components – 1.3%
Adient PLC*	47,608	$1,652
American Axle & Manufacturing Holdings, Inc.*	56,942	445
Dana, Inc.	64,690	979
Dorman Products, Inc.*	13,288	1,075
Fox Factory Holding Corp.*	21,280	1,941
Gentherm, Inc.*	16,697	1,090
Goodyear Tire & Rubber (The) Co.*	140,787	1,429
Holley, Inc.*	24,903	53
LCI Industries	12,461	1,152
Luminar Technologies, Inc.*	126,145	624
Modine Manufacturing Co.*	24,964	496
Motorcar Parts of America, Inc.*	9,310	110
Patrick Industries, Inc.	10,850	658
Solid Power, Inc.*	66,210	168
Standard Motor Products, Inc.	10,010	348
Stoneridge, Inc.*	13,242	286
Visteon Corp.*	13,946	1,825
XPEL, Inc.*	10,846	651
		14,982
Automobiles – 0.2%
Canoo, Inc.*	83,224	102
Cenntro Electric Group Ltd.*	95,912	42
Faraday Future Intelligent Electric, Inc.*	99,976	29
Fisker, Inc.*	88,600	644
Lordstown Motors Corp., Class A*	87,807	100
Mullen Automotive, Inc.*	176,484	50
Winnebago Industries, Inc.	14,983	790
Workhorse Group, Inc.*	76,688	117
		1,874
Banks – 9.9%
1st Source Corp.	8,054	428
ACNB Corp.	4,135	165
Amalgamated Financial Corp.	8,902	205
Amerant Bancorp, Inc.	13,952	374
American National Bankshares, Inc.	5,260	194
Ameris Bancorp	33,132	1,562
Arrow Financial Corp.	7,019	238
Associated Banc-Corp	74,597	1,722
Atlantic Union Bankshares Corp.	37,515	1,318
Banc of California, Inc.	26,565	423
BancFirst Corp.	9,843	868
Bancorp (The), Inc.*	27,294	775
Bank First Corp.	3,913	363

NORTHERN FUNDS QUARTERLY REPORT     133    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.9%continued
Bank of Marin Bancorp	7,773	$256
Bank of NT Butterfield & Son (The) Ltd.	24,857	741
BankUnited, Inc.	39,029	1,326
Bankwell Financial Group, Inc.	2,839	84
Banner Corp.	17,147	1,084
Bar Harbor Bankshares	7,386	237
BayCom Corp.	6,102	116
BCB Bancorp, Inc.	7,226	130
Berkshire Hills Bancorp, Inc.	21,749	650
Blue Ridge Bankshares, Inc.	8,473	106
Brookline Bancorp, Inc.	37,839	535
Business First Bancshares, Inc.	11,912	264
Byline Bancorp, Inc.	12,371	284
Cadence Bank	90,853	2,240
Cambridge Bancorp	3,470	288
Camden National Corp.	7,292	304
Capital Bancorp, Inc.	4,290	101
Capital City Bank Group, Inc.	6,771	220
Capstar Financial Holdings, Inc.	10,260	181
Carter Bankshares, Inc.*	12,037	200
Cathay General Bancorp	36,264	1,479
Central Pacific Financial Corp.	13,338	271
Citizens & Northern Corp.	7,419	170
City Holding Co.	7,365	686
Civista Bancshares, Inc.	7,607	167
CNB Financial Corp.	10,105	240
Coastal Financial Corp.*	5,238	249
Colony Bankcorp, Inc.	8,719	111
Columbia Banking System, Inc.	39,436	1,188
Community Bank System, Inc.	26,686	1,680
Community Trust Bancorp, Inc.	7,851	361
ConnectOne Bancorp, Inc.	18,672	452
CrossFirst Bankshares, Inc.*	22,520	280
Customers Bancorp, Inc.*	15,335	435
CVB Financial Corp.	66,640	1,716
Dime Community Bancshares, Inc.	16,402	522
Eagle Bancorp, Inc.	15,962	703
Eastern Bankshares, Inc.	78,687	1,357
Enterprise Bancorp, Inc.	4,649	164
Enterprise Financial Services Corp.	17,708	867
Equity Bancshares, Inc., Class A	7,625	249
Esquire Financial Holdings, Inc.	3,442	149
Farmers & Merchants Bancorp, Inc.	6,250	170
Farmers National Banc Corp.	17,511	247
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.9%continued
FB Financial Corp.	17,982	$650
Financial Institutions, Inc.	7,638	186
First Bancorp	17,720	759
First BanCorp (New York Exchange)	91,343	1,162
First Bancorp (The), Inc.	4,890	146
First Bancshares (The), Inc.	10,559	338
First Bank	7,924	109
First Busey Corp.	25,949	641
First Business Financial Services, Inc.	4,032	147
First Commonwealth Financial Corp.	46,878	655
First Community Bankshares, Inc.	7,931	269
First Financial Bancorp	46,803	1,134
First Financial Bankshares, Inc.	65,183	2,242
First Financial Corp.	5,465	252
First Foundation, Inc.	25,775	369
First Guaranty Bancshares, Inc.	3,046	71
First Internet Bancorp	4,355	106
First Interstate BancSystem, Inc., Class A	45,039	1,741
First Merchants Corp.	28,675	1,179
First Mid Bancshares, Inc.	9,285	298
First of Long Island (The) Corp.	10,943	197
First Western Financial, Inc.*	3,861	109
Five Star Bancorp	6,345	173
Flushing Financial Corp.	14,148	274
Fulton Financial Corp.	81,159	1,366
FVCBankcorp, Inc.*	5,843	111
German American Bancorp, Inc.	13,944	520
Glacier Bancorp, Inc.	55,713	2,753
Great Southern Bancorp, Inc.	4,690	279
Guaranty Bancshares, Inc.	4,115	143
Hancock Whitney Corp.	43,147	2,088
Hanmi Financial Corp.	15,222	377
HarborOne Bancorp, Inc.	22,171	308
HBT Financial, Inc.	5,070	99
Heartland Financial U.S.A., Inc.	20,620	961
Heritage Commerce Corp.	29,428	383
Heritage Financial Corp.	17,313	530
Hilltop Holdings, Inc.	24,987	750
Home BancShares, Inc.	94,183	2,146
HomeStreet, Inc.	9,059	250
HomeTrust Bancshares, Inc.	7,017	170
Hope Bancorp, Inc.	58,134	745
Horizon Bancorp, Inc.	20,314	306
Independent Bank Corp.	23,102	1,951

EQUITY FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.9%continued
Independent Bank Corp. (NASDAQ Exchange)	10,156	$243
Independent Bank Group, Inc.	18,046	1,084
International Bancshares Corp.	26,777	1,225
John Marshall Bancorp, Inc.	5,784	166
Lakeland Bancorp, Inc.	31,368	552
Lakeland Financial Corp.	12,295	897
Live Oak Bancshares, Inc.	16,501	498
Macatawa Bank Corp.	13,188	145
Mercantile Bank Corp.	7,641	256
Metrocity Bankshares, Inc.	9,406	203
Metropolitan Bank Holding Corp.*	5,181	304
Mid Penn Bancorp, Inc.	7,213	216
Midland States Bancorp, Inc.	10,654	284
MidWestOne Financial Group, Inc.	7,135	227
MVB Financial Corp.	5,353	118
National Bank Holdings Corp., Class A	14,652	616
NBT Bancorp, Inc.	20,888	907
Nicolet Bankshares, Inc.*	6,187	494
Northeast Bank	3,279	138
Northwest Bancshares, Inc.	60,881	851
OceanFirst Financial Corp.	29,139	619
OFG Bancorp	23,323	643
Old National Bancorp	146,904	2,641
Old Second Bancorp, Inc.	21,283	341
Origin Bancorp, Inc.	11,279	414
Orrstown Financial Services, Inc.	5,151	119
Pacific Premier Bancorp, Inc.	47,054	1,485
Park National Corp.	7,171	1,009
Parke Bancorp, Inc.	5,276	109
Pathward Financial, Inc.	14,407	620
PCB Bancorp	5,534	98
PCSB Financial Corp.	6,580	125
Peapack-Gladstone Financial Corp.	8,638	322
Peoples Bancorp, Inc.	14,000	396
Peoples Financial Services Corp.	3,518	182
Preferred Bank	6,629	495
Premier Financial Corp.	17,823	481
Primis Financial Corp.	11,251	133
Professional Holding Corp., Class A*	6,568	182
QCR Holdings, Inc.	7,917	393
RBB Bancorp	7,370	154
Red River Bancshares, Inc.	2,176	111
Renasant Corp.	27,448	1,032
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Banks – 9.9%continued
Republic Bancorp, Inc., Class A	4,526	$185
Republic First Bancorp, Inc.*	28,343	61
S&T Bancorp, Inc.	19,600	670
Sandy Spring Bancorp, Inc.	21,929	773
Seacoast Banking Corp. of Florida	30,329	946
ServisFirst Bancshares, Inc.	25,148	1,733
Shore Bancshares, Inc.	8,729	152
Sierra Bancorp	6,930	147
Silvergate Capital Corp., Class A*	15,641	272
Simmons First National Corp., Class A	60,986	1,316
SmartFinancial, Inc.	7,802	215
South Plains Financial, Inc.	4,943	136
Southern First Bancshares, Inc.*	3,784	173
Southside Bancshares, Inc.	15,418	555
SouthState Corp.	37,554	2,868
Stellar Bancorp, Inc.	22,486	662
Stock Yards Bancorp, Inc.	14,373	934
Summit Financial Group, Inc.	5,607	140
Texas Capital Bancshares, Inc.*	25,057	1,511
Third Coast Bancshares, Inc.*	6,406	118
Tompkins Financial Corp.	6,955	540
Towne Bank	33,966	1,048
TriCo Bancshares	15,688	800
Triumph Financial, Inc.*	11,759	575
Trustmark Corp.	30,638	1,070
UMB Financial Corp.	22,204	1,855
United Bankshares, Inc.	65,341	2,646
United Community Banks, Inc.	53,245	1,800
Unity Bancorp, Inc.	3,481	95
Univest Financial Corp.	14,502	379
USCB Financial Holdings, Inc.*	5,202	63
Valley National Bancorp	215,686	2,439
Veritex Holdings, Inc.	26,372	741
Washington Federal, Inc.	32,494	1,090
Washington Trust Bancorp, Inc.	8,551	403
WesBanco, Inc.	28,722	1,062
West BanCorp, Inc.	8,008	205
Westamerica BanCorp	13,070	771
		114,015
Beverages – 0.6%
Celsius Holdings, Inc.*	27,860	2,898
Coca-Cola Consolidated, Inc.	2,368	1,213
Duckhorn Portfolio (The), Inc.*	21,000	348
MGP Ingredients, Inc.	7,068	752

NORTHERN FUNDS QUARTERLY REPORT     135    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Beverages – 0.6%continued
National Beverage Corp.*	11,910	$554
Primo Water Corp.	78,949	1,227
Vintage Wine Estates, Inc.*	16,170	53
Vita Coco (The) Co., Inc.*	14,035	194
		7,239
Biotechnology – 7.3%
2seventy bio, Inc.*	18,850	177
4D Molecular Therapeutics, Inc.*	15,044	334
Aadi Bioscience, Inc.*	7,164	92
Absci Corp.*	26,251	55
ACADIA Pharmaceuticals, Inc.*	60,513	963
Adicet Bio, Inc.*	14,760	132
ADMA Biologics, Inc.*	93,247	362
Aerovate Therapeutics, Inc.*	4,595	135
Affimed N.V.*	77,099	96
Agenus, Inc.*	152,117	365
Agios Pharmaceuticals, Inc.*	27,299	767
Akero Therapeutics, Inc.*	17,485	958
Albireo Pharma, Inc.*	9,197	199
Alector, Inc.*	30,999	286
Alkermes PLC*	81,718	2,135
Allogene Therapeutics, Inc.*	40,050	252
Allovir, Inc.*	16,214	83
Alpine Immune Sciences, Inc.*	11,204	82
ALX Oncology Holdings, Inc.*	10,749	121
Amicus Therapeutics, Inc.*	138,301	1,689
AnaptysBio, Inc.*	10,149	315
Anavex Life Sciences Corp.*	34,721	321
Anika Therapeutics, Inc.*	7,259	215
Apellis Pharmaceuticals, Inc.*	47,031	2,432
Arbutus Biopharma Corp.*	55,481	129
Arcellx, Inc.*	14,916	462
Arcturus Therapeutics Holdings, Inc.*	11,858	201
Arcus Biosciences, Inc.*	25,610	530
Arcutis Biotherapeutics, Inc.*	20,766	307
Arrowhead Pharmaceuticals, Inc.*	51,648	2,095
Atara Biotherapeutics, Inc.*	47,666	156
Aura Biosciences, Inc.*	9,061	95
Aurinia Pharmaceuticals, Inc.*	67,022	290
Avid Bioservices, Inc.*	30,651	422
Avidity Biosciences, Inc.*	26,831	595
Beam Therapeutics, Inc.*	31,872	1,246
BioCryst Pharmaceuticals, Inc.*	92,927	1,067
Biohaven Ltd.*	31,657	439
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.3%continued
Bioxcel Therapeutics, Inc.*	9,624	$207
Bluebird Bio, Inc.*	41,942	290
Blueprint Medicines Corp.*	29,987	1,314
Bridgebio Pharma, Inc.*	53,190	405
C4 Therapeutics, Inc.*	20,774	123
CareDx, Inc.*	25,405	290
Caribou Biosciences, Inc.*	28,931	182
Catalyst Pharmaceuticals, Inc.*	48,555	903
Celldex Therapeutics, Inc.*	23,069	1,028
Celularity, Inc.*	31,464	41
Century Therapeutics, Inc.*	9,920	51
Cerevel Therapeutics Holdings, Inc.*	28,824	909
Chimerix, Inc.*	41,244	77
Chinook Therapeutics, Inc.*	25,445	667
Cogent Biosciences, Inc.*	32,182	372
Coherus Biosciences, Inc.*	36,622	290
Crinetics Pharmaceuticals, Inc.*	26,409	483
CTI BioPharma Corp.*	49,955	300
Cullinan Oncology, Inc.*	15,170	160
Cytokinetics, Inc.*	41,176	1,887
Day One Biopharmaceuticals, Inc.*	13,902	299
Deciphera Pharmaceuticals, Inc.*	22,918	376
Denali Therapeutics, Inc.*	54,607	1,519
Design Therapeutics, Inc.*	16,899	173
Dynavax Technologies Corp.*	60,277	641
Dyne Therapeutics, Inc.*	15,612	181
Eagle Pharmaceuticals, Inc.*	5,135	150
Editas Medicine, Inc.*	34,703	308
Eiger BioPharmaceuticals, Inc.*	25,313	30
Emergent BioSolutions, Inc.*	25,068	296
Enanta Pharmaceuticals, Inc.*	9,833	457
Enochian Biosciences, Inc.*	6,815	7
EQRx, Inc.*	101,188	249
Erasca, Inc.*	32,381	140
Fate Therapeutics, Inc.*	41,775	421
FibroGen, Inc.*	44,011	705
Foghorn Therapeutics, Inc.*	9,955	63
Gelesis Holdings, Inc.*	9,317	3
Generation Bio Co.*	24,063	95
Geron Corp.*	182,809	442
Gossamer Bio, Inc.*	29,054	63
GreenLight Biosciences Holdings PBC*	44,774	53
Halozyme Therapeutics, Inc.*	66,739	3,797
Heron Therapeutics, Inc.*	49,898	125

EQUITY FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.3%continued
HilleVax, Inc.*	8,838	$148
Humacyte, Inc.*	29,355	62
Icosavax, Inc.*	11,223	89
Ideaya Biosciences, Inc.*	22,144	402
IGM Biosciences, Inc.*	5,522	94
Imago Biosciences, Inc.*	13,132	472
ImmunityBio, Inc.*	40,739	207
ImmunoGen, Inc.*	108,014	536
Immunovant, Inc.*	22,191	394
Inhibrx, Inc.*	16,296	402
Inovio Pharmaceuticals, Inc.*	123,547	193
Insmed, Inc.*	67,804	1,355
Instil Bio, Inc.*	33,778	21
Intellia Therapeutics, Inc.*	42,657	1,488
Intercept Pharmaceuticals, Inc.*	12,031	149
Invivyd, Inc.*	25,777	39
Iovance Biotherapeutics, Inc.*	75,793	484
Ironwood Pharmaceuticals, Inc.*	68,706	851
iTeos Therapeutics, Inc.*	11,812	231
IVERIC bio, Inc.*	67,488	1,445
Janux Therapeutics, Inc.*	8,220	108
Jounce Therapeutics, Inc.*	20,428	23
KalVista Pharmaceuticals, Inc.*	12,225	83
Karuna Therapeutics, Inc.*	15,161	2,979
Karyopharm Therapeutics, Inc.*	38,137	130
Keros Therapeutics, Inc.*	9,633	463
Kezar Life Sciences, Inc.*	26,442	186
Kiniksa Pharmaceuticals Ltd., Class A*	15,429	231
Kinnate Biopharma, Inc.*	14,386	88
Kodiak Sciences, Inc.*	16,052	115
Kronos Bio, Inc.*	20,520	33
Krystal Biotech, Inc.*	10,704	848
Kura Oncology, Inc.*	32,495	403
Kymera Therapeutics, Inc.*	19,022	475
Lexicon Pharmaceuticals, Inc.*	43,366	83
Lyell Immunopharma, Inc.*	86,998	302
MacroGenics, Inc.*	30,544	205
Madrigal Pharmaceuticals, Inc.*	6,382	1,852
MannKind Corp.*	127,700	673
MeiraGTx Holdings PLC*	15,762	103
Mersana Therapeutics, Inc.*	45,927	269
MiMedx Group, Inc.*	58,015	161
Mirum Pharmaceuticals, Inc.*	9,280	181
Monte Rosa Therapeutics, Inc.*	14,672	112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.3%continued
Morphic Holding, Inc.*	12,889	$345
Myriad Genetics, Inc.*	39,842	578
Nkarta, Inc.*	17,252	103
Nurix Therapeutics, Inc.*	23,264	255
Nuvalent, Inc., Class A*	10,008	298
Ocugen, Inc.*	108,730	141
Omniab, Inc.(1) *	3,016	1
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	2
Organogenesis Holdings, Inc.*	35,058	94
Outlook Therapeutics, Inc.*	55,644	60
Pardes Biosciences, Inc.*	18,043	30
PepGen, Inc.*	7,571	101
PMV Pharmaceuticals, Inc.*	18,429	160
Point Biopharma Global, Inc.*	42,468	310
Praxis Precision Medicines, Inc.*	17,386	41
Precigen, Inc.*	49,239	75
Prime Medicine, Inc.*	5,179	96
Prometheus Biosciences, Inc.*	17,450	1,919
Protagonist Therapeutics, Inc.*	23,634	258
Prothena Corp. PLC*	18,385	1,108
PTC Therapeutics, Inc.*	35,227	1,345
Rallybio Corp.*	9,112	60
RAPT Therapeutics, Inc.*	13,187	261
Recursion Pharmaceuticals, Inc., Class A*	68,767	530
REGENXBIO, Inc.*	19,968	453
Relay Therapeutics, Inc.*	42,750	639
Replimune Group, Inc.*	20,248	551
REVOLUTION Medicines, Inc.*	37,851	902
Rigel Pharmaceuticals, Inc.*	86,618	130
Rocket Pharmaceuticals, Inc.*	26,931	527
Sage Therapeutics, Inc.*	26,083	995
Sana Biotechnology, Inc.*	44,641	176
Sangamo Therapeutics, Inc.*	67,171	211
Seres Therapeutics, Inc.*	35,219	197
Sorrento Therapeutics, Inc.*	233,334	207
SpringWorks Therapeutics, Inc.*	18,210	474
Stoke Therapeutics, Inc.*	11,093	102
Sutro Biopharma, Inc.*	27,130	219
Syndax Pharmaceuticals, Inc.*	26,675	679
Talaris Therapeutics, Inc.*	15,716	16
Tango Therapeutics, Inc.*	23,391	170
Tenaya Therapeutics, Inc.*	13,653	27
TG Therapeutics, Inc.*	67,255	796

NORTHERN FUNDS QUARTERLY REPORT     137    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Biotechnology – 7.3%continued
Travere Therapeutics, Inc.*	30,972	$651
Twist Bioscience Corp.*	28,234	672
Tyra Biosciences, Inc.*	6,219	47
Vanda Pharmaceuticals, Inc.*	27,865	206
Vaxart, Inc.*	68,394	66
Vaxcyte, Inc.*	35,967	1,725
VBI Vaccines, Inc.*	96,377	38
Vera Therapeutics, Inc.*	7,068	137
Veracyte, Inc.*	35,881	851
Vericel Corp.*	23,630	622
Verve Therapeutics, Inc.*	23,422	453
Vir Biotechnology, Inc.*	36,364	920
Viridian Therapeutics, Inc.*	19,156	560
VistaGen Therapeutics, Inc.*	89,043	9
Xencor, Inc.*	28,806	750
Y-mAbs Therapeutics, Inc.*	18,130	88
Zentalis Pharmaceuticals, Inc.*	23,624	476
		84,253
Building Products – 1.3%
AAON, Inc.	21,990	1,656
American Woodmark Corp.*	8,323	407
Apogee Enterprises, Inc.	11,203	498
Caesarstone Ltd.	11,074	63
CSW Industrials, Inc.	7,368	854
Gibraltar Industries, Inc.*	15,607	716
Griffon Corp.	23,212	831
Insteel Industries, Inc.	9,289	256
Janus International Group, Inc.*	40,567	386
JELD-WEN Holding, Inc.*	41,979	405
Masonite International Corp.*	11,154	899
PGT Innovations, Inc.*	29,121	523
Quanex Building Products Corp.	16,666	395
Resideo Technologies, Inc.*	72,564	1,194
Simpson Manufacturing Co., Inc.	21,460	1,903
UFP Industries, Inc.	29,971	2,375
View, Inc.*	54,439	52
Zurn Elkay Water Solutions Corp.	62,641	1,325
		14,738
Capital Markets – 1.6%
Artisan Partners Asset Management, Inc., Class A	30,106	894
Assetmark Financial Holdings, Inc.*	10,715	246
Associated Capital Group, Inc., Class A	746	31
B. Riley Financial, Inc.	10,325	353
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Capital Markets – 1.6%continued
Bakkt Holdings, Inc.*	28,600	$34
BGC Partners, Inc., Class A	158,296	597
Blucora, Inc.*	23,966	612
Brightsphere Investment Group, Inc.	16,183	333
Cohen & Steers, Inc.	12,819	828
Cowen, Inc., Class A	13,429	519
Diamond Hill Investment Group, Inc.	1,445	267
Donnelley Financial Solutions, Inc.*	12,698	491
Federated Hermes, Inc.	42,732	1,552
Focus Financial Partners, Inc., Class A*	29,231	1,089
GCM Grosvenor, Inc., Class A	21,217	162
Hamilton Lane, Inc., Class A	18,026	1,152
Houlihan Lokey, Inc.	25,054	2,184
MarketWise, Inc.*	6,487	11
Moelis & Co., Class A	31,971	1,227
Open Lending Corp., Class A*	53,174	359
Oppenheimer Holdings, Inc., Class A	3,979	168
Perella Weinberg Partners	18,783	184
Piper Sandler Cos.	8,709	1,134
PJT Partners, Inc., Class A	11,907	877
Sculptor Capital Management, Inc.	12,362	107
Silvercrest Asset Management Group, Inc., Class A	4,867	91
StepStone Group, Inc., Class A	27,294	687
StoneX Group, Inc.*	8,650	824
Value Line, Inc.	399	20
Victory Capital Holdings, Inc., Class A	8,145	219
Virtus Investment Partners, Inc.	3,498	670
WisdomTree, Inc.	68,308	372
		18,294
Chemicals – 2.0%
AdvanSix, Inc.	13,347	508
American Vanguard Corp.	13,968	303
Amyris, Inc.*	98,605	151
Aspen Aerogels, Inc.*	15,636	184
Avient Corp.	45,677	1,542
Balchem Corp.	15,968	1,950
Cabot Corp.	27,866	1,863
Chase Corp.	3,780	326
Danimer Scientific, Inc.*	44,273	79
Diversey Holdings Ltd.*	38,607	165
Ecovyst, Inc.*	36,162	320
FutureFuel Corp.	12,879	105
H.B. Fuller Co.	26,540	1,901

EQUITY FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Chemicals – 2.0%continued
Hawkins, Inc.	9,750	$376
Ingevity Corp.*	18,786	1,323
Innospec, Inc.	12,388	1,274
Intrepid Potash, Inc.*	5,552	160
Koppers Holdings, Inc.	10,169	287
Kronos Worldwide, Inc.	10,510	99
Livent Corp.*	81,298	1,615
LSB Industries, Inc.*	37,089	493
Mativ Holdings, Inc.	27,479	574
Minerals Technologies, Inc.	16,248	987
Origin Materials, Inc.*	52,367	241
Orion Engineered Carbons S.A.	30,472	543
Perimeter Solutions S.A.*	59,602	545
PureCycle Technologies, Inc.*	53,520	362
Quaker Chemical Corp.	6,830	1,140
Rayonier Advanced Materials, Inc.*	30,763	295
Sensient Technologies Corp.	21,004	1,532
Stepan Co.	10,685	1,138
Tredegar Corp.	13,520	138
Trinseo PLC	17,626	400
Tronox Holdings PLC	58,954	808
Valhi, Inc.	1,003	22
		23,749
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	33,220	1,476
ACCO Brands Corp.	45,754	256
ACV Auctions, Inc., Class A*	58,967	484
Aris Water Solution, Inc., Class A	10,803	156
Brady Corp., Class A	22,851	1,076
BrightView Holdings, Inc.*	22,389	154
Brink's (The) Co.	22,714	1,220
Casella Waste Systems, Inc., Class A*	25,005	1,983
Cimpress PLC*	9,104	251
CompX International, Inc.	548	10
CoreCivic, Inc.*	57,282	662
Deluxe Corp.	21,833	371
Ennis, Inc.	12,774	283
GEO Group (The), Inc.*	59,700	654
Harsco Corp.*	39,796	250
Healthcare Services Group, Inc.	37,343	448
Heritage-Crystal Clean, Inc.*	7,901	257
HNI Corp.	20,729	589
Interface, Inc.	28,943	286
KAR Auction Services, Inc.*	54,228	708
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Commercial Services & Supplies – 1.5%continued
Kimball International, Inc., Class B	17,961	$117
Li-Cycle Holdings Corp.*	68,832	328
Matthews International Corp., Class A	15,062	458
MillerKnoll, Inc.	38,051	799
Montrose Environmental Group, Inc.*	13,817	613
NL Industries, Inc.	4,405	30
Pitney Bowes, Inc.	86,998	331
Quad/Graphics, Inc.*	16,146	66
SP Plus Corp.*	10,051	349
Steelcase, Inc., Class A	43,828	310
UniFirst Corp.	7,494	1,446
Viad Corp.*	10,141	247
VSE Corp.	5,337	250
		16,918
Communications Equipment – 0.9%
ADTRAN Holdings, Inc.	38,579	725
Aviat Networks, Inc.*	5,513	172
Calix, Inc.*	28,828	1,973
Cambium Networks Corp.*	5,652	122
Casa Systems, Inc.*	16,605	45
Clearfield, Inc.*	5,797	546
CommScope Holding Co., Inc.*	103,884	764
Comtech Telecommunications Corp.	12,890	156
Digi International, Inc.*	17,128	626
DZS, Inc.*	8,329	106
Extreme Networks, Inc.*	64,242	1,176
Harmonic, Inc.*	46,153	605
Infinera Corp.*	97,048	654
Inseego Corp.*	41,706	35
NETGEAR, Inc.*	14,135	256
NetScout Systems, Inc.*	34,822	1,132
Ondas Holdings, Inc.*	20,859	33
Ribbon Communications, Inc.*	35,592	99
Viavi Solutions, Inc.*	114,159	1,200
		10,425
Construction & Engineering – 1.5%
Ameresco, Inc., Class A*	15,939	911
API Group Corp.(2) *	103,740	1,951
Arcosa, Inc.	24,424	1,327
Argan, Inc.	6,608	244
Comfort Systems U.S.A., Inc.	17,742	2,042
Concrete Pumping Holdings, Inc.*	13,218	77
Construction Partners, Inc., Class A*	20,030	535

NORTHERN FUNDS QUARTERLY REPORT     139    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Construction & Engineering – 1.5%continued
Dycom Industries, Inc.*	14,481	$1,355
EMCOR Group, Inc.	23,641	3,501
Fluor Corp.*	71,384	2,474
Granite Construction, Inc.	22,290	782
Great Lakes Dredge & Dock Corp.*	32,214	192
IES Holdings, Inc.*	4,373	156
MYR Group, Inc.*	8,246	759
Northwest Pipe Co.*	4,891	165
Primoris Services Corp.	26,723	586
Sterling Infrastructure, Inc.*	14,701	482
Tutor Perini Corp.*	21,160	160
		17,699
Construction Materials – 0.2%
Summit Materials, Inc., Class A*	59,612	1,693
United States Lime & Minerals, Inc.	1,046	147
		1,840
Consumer Finance – 0.7%
Atlanticus Holdings Corp.*	1,992	52
Bread Financial Holdings, Inc.	25,231	950
Consumer Portfolio Services, Inc.*	4,282	38
Curo Group Holdings Corp.	9,527	34
Encore Capital Group, Inc.*	11,611	557
Enova International, Inc.*	15,437	592
EZCORP, Inc., Class A*	25,161	205
FirstCash Holdings, Inc.	18,992	1,651
Green Dot Corp., Class A*	23,818	377
LendingClub Corp.*	52,801	465
LendingTree, Inc.*	5,028	107
Moneylion, Inc.*	64,668	40
Navient Corp.	53,347	878
Nelnet, Inc., Class A	7,271	660
NerdWallet, Inc., Class A*	13,670	131
Oportun Financial Corp.*	15,363	85
OppFi, Inc.*	6,868	14
PRA Group, Inc.*	19,323	653
PROG Holdings, Inc.*	24,899	420
Regional Management Corp.	3,681	103
Sunlight Financial Holdings, Inc.*	9,972	13
World Acceptance Corp.*	1,919	126
		8,151
Containers & Packaging – 0.3%
Cryptyde, Inc.*	9,770	2
Greif, Inc., Class A	12,407	832
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Containers & Packaging – 0.3%continued
Greif, Inc., Class B	2,708	$212
Myers Industries, Inc.	18,293	407
O-I Glass, Inc.*	78,011	1,292
Pactiv Evergreen, Inc.	21,479	244
Ranpak Holdings Corp.*	21,292	123
TriMas Corp.	21,135	586
		3,698
Distributors – 0.0%
Funko, Inc., Class A*	15,837	173
Weyco Group, Inc.	2,867	60
		233
Diversified Consumer Services – 0.9%
2U, Inc.*	37,877	238
Adtalem Global Education, Inc.*	22,495	799
American Public Education, Inc.*	9,226	113
Beachbody (The) Co., Inc.*	51,881	27
Carriage Services, Inc.	6,653	183
Chegg, Inc.*	62,385	1,577
Coursera, Inc.*	57,245	677
Duolingo, Inc.*	11,857	843
European Wax Center, Inc., Class A	12,561	156
Frontdoor, Inc.*	41,751	869
Graham Holdings Co., Class B	1,836	1,109
Laureate Education, Inc.	67,910	653
Nerdy, Inc.*	28,079	63
OneSpaWorld Holdings Ltd.*	33,237	310
Perdoceo Education Corp.*	33,864	471
Rover Group, Inc.*	46,657	171
Strategic Education, Inc.	11,432	895
Stride, Inc.*	20,518	642
Udemy, Inc.*	36,690	387
Universal Technical Institute, Inc.*	16,141	109
Vivint Smart Home, Inc.*	47,542	566
WW International, Inc.*	25,709	99
		10,957
Diversified Financial Services – 0.3%
Alerus Financial Corp.	7,648	179
A-Mark Precious Metals, Inc.	9,381	326
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,844	224
Cannae Holdings, Inc.*	34,690	716
Compass Diversified Holdings	30,923	564

EQUITY FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Diversified Financial Services – 0.3%continued
Jackson Financial, Inc., Class A	37,495	$1,304
SWK Holdings Corp.*	1,828	32
		3,345
Diversified Telecommunication Services – 0.7%
Anterix, Inc.*	9,178	295
ATN International, Inc.	5,401	245
Bandwidth, Inc., Class A*	11,573	266
Charge Enterprises, Inc.*	63,587	79
Cogent Communications Holdings, Inc.	21,575	1,231
Consolidated Communications Holdings, Inc.*	36,978	132
EchoStar Corp., Class A*	17,039	284
Globalstar, Inc.*	344,650	458
IDT Corp., Class B*	7,875	222
Iridium Communications, Inc.*	62,707	3,223
Liberty Latin America Ltd., Class A*	18,427	139
Liberty Latin America Ltd., Class C*	74,598	567
Ooma, Inc.*	11,390	155
Radius Global Infrastructure, Inc., Class A*	38,733	458
		7,754
Electric Utilities – 0.7%
ALLETE, Inc.	28,748	1,854
MGE Energy, Inc.	18,255	1,285
Otter Tail Corp.	20,742	1,218
PNM Resources, Inc.	42,836	2,090
Portland General Electric Co.	44,775	2,194
Via Renewables, Inc.	5,452	28
		8,669
Electrical Equipment – 1.4%
Allied Motion Technologies, Inc.	6,620	230
Array Technologies, Inc.*	75,617	1,462
Atkore, Inc.*	20,671	2,345
AZZ, Inc.	12,358	497
Babcock & Wilcox Enterprises, Inc.*	30,171	174
Blink Charging Co.*	17,704	194
Bloom Energy Corp., Class A*	90,258	1,726
Encore Wire Corp.	8,871	1,220
Energy Vault Holdings, Inc.*	41,484	129
EnerSys	20,456	1,511
Enovix Corp.*	54,923	683
ESS Tech, Inc.*	39,287	95
Fluence Energy, Inc.*	18,068	310
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electrical Equipment – 1.4%continued
FTC Solar, Inc.*	20,329	$55
FuelCell Energy, Inc.*	205,260	571
GrafTech International Ltd.	97,707	465
Heliogen, Inc.*	41,335	29
NuScale Power Corp.*	15,627	160
Powell Industries, Inc.	4,552	160
Preformed Line Products Co.	1,190	99
Shoals Technologies Group, Inc., Class A*	69,246	1,708
Stem, Inc.*	72,339	647
SunPower Corp.*	40,965	739
Thermon Group Holdings, Inc.*	16,688	335
TPI Composites, Inc.*	18,253	185
Vicor Corp.*	11,113	597
		16,326
Electronic Equipment, Instruments & Components – 2.3%
908 Devices, Inc.*	10,796	82
Advanced Energy Industries, Inc.	18,853	1,617
Aeva Technologies, Inc.*	48,352	66
AEye, Inc.*	50,492	24
Akoustis Technologies, Inc.*	26,756	75
Arlo Technologies, Inc.*	43,650	153
Badger Meter, Inc.	14,659	1,598
Belden, Inc.	21,260	1,529
Benchmark Electronics, Inc.	17,388	464
Cepton, Inc.*	20,333	26
CTS Corp.	15,991	630
ePlus, Inc.*	13,278	588
Evolv Technologies Holdings, Inc.*	41,761	108
Fabrinet*	18,505	2,373
FARO Technologies, Inc.*	9,454	278
Focus Universal, Inc.*	9,850	63
Identiv, Inc.*	10,842	79
Insight Enterprises, Inc.*	15,713	1,576
Itron, Inc.*	22,636	1,147
Kimball Electronics, Inc.*	12,081	273
Knowles Corp.*	45,157	741
Lightwave Logic, Inc.*	56,853	245
Methode Electronics, Inc.	18,257	810
MicroVision, Inc.*	81,680	192
Mirion Technologies, Inc.*	68,798	455
Napco Security Technologies, Inc.*	14,784	406
nLight, Inc.*	21,925	222
Novanta, Inc.*	17,804	2,419

NORTHERN FUNDS QUARTERLY REPORT     141    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Electronic Equipment, Instruments & Components – 2.3%continued
OSI Systems, Inc.*	8,047	$640
Ouster, Inc.*	72,982	63
PAR Technology Corp.*	13,238	345
PC Connection, Inc.	5,536	260
Plexus Corp.*	13,733	1,414
Rogers Corp.*	9,462	1,129
Sanmina Corp.*	28,742	1,647
ScanSource, Inc.*	12,701	371
SmartRent, Inc.*	60,995	148
TTM Technologies, Inc.*	51,090	770
Velodyne Lidar, Inc.*	105,732	78
Vishay Intertechnology, Inc.	64,790	1,398
Vishay Precision Group, Inc.*	6,257	242
		26,744
Energy Equipment & Services – 2.2%
Archrock, Inc.	67,601	607
Borr Drilling Ltd.*	101,137	503
Bristow Group, Inc.*	11,661	316
Cactus, Inc., Class A	29,520	1,484
ChampionX Corp.	100,423	2,911
Diamond Offshore Drilling, Inc.*	50,875	529
DMC Global, Inc.*	9,328	181
Dril-Quip, Inc.*	16,899	459
Expro Group Holdings N.V.*	39,004	707
Helix Energy Solutions Group, Inc.*	72,063	532
Helmerich & Payne, Inc.	51,525	2,554
Liberty Energy, Inc.	69,758	1,117
Nabors Industries Ltd.*	4,545	704
National Energy Services Reunited Corp.*	19,287	134
Newpark Resources, Inc.*	43,141	179
NexTier Oilfield Solutions, Inc.*	88,456	817
Noble Corp. PLC*	42,240	1,593
Oceaneering International, Inc.*	50,081	876
Oil States International, Inc.*	31,614	236
Patterson-UTI Energy, Inc.	107,556	1,811
ProFrac Holding Corp., Class A*	11,822	298
ProPetro Holding Corp.*	43,899	455
RPC, Inc.	37,214	331
Select Energy Services, Inc., Class A	35,857	331
Solaris Oilfield Infrastructure, Inc., Class A	15,790	157
TETRA Technologies, Inc.*	61,495	213
Tidewater, Inc.*	23,347	860
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Energy Equipment & Services – 2.2%continued
U.S. Silica Holdings, Inc.*	37,324	$467
Valaris Ltd.*	30,526	2,064
Weatherford International PLC*	35,656	1,816
		25,242
Entertainment – 0.3%
Cinemark Holdings, Inc.*	54,924	476
IMAX Corp.*	23,687	347
Liberty Media Corp.-Liberty Braves, Class A*	4,980	163
Liberty Media Corp.-Liberty Braves, Class C*	18,793	606
Lions Gate Entertainment Corp., Class A*	30,085	172
Lions Gate Entertainment Corp., Class B*	57,486	312
Madison Square Garden Entertainment Corp.*	13,098	589
Marcus (The) Corp.	12,216	176
Playstudios, Inc.*	39,434	153
Reservoir Media, Inc.*	9,785	58
Skillz, Inc.*	154,964	78
		3,130
Equity Real Estate Investment Trusts – 5.8%
Acadia Realty Trust	47,067	675
Agree Realty Corp.	43,748	3,103
Alexander & Baldwin, Inc.	36,341	681
Alexander's, Inc.	1,061	233
American Assets Trust, Inc.	24,754	656
Apartment Investment and Management Co., Class A	75,546	538
Apple Hospitality REIT, Inc.	107,789	1,701
Armada Hoffler Properties, Inc.	33,691	387
Ashford Hospitality Trust, Inc.*	17,941	80
Bluerock Homes Trust, Inc.*	1,679	36
Braemar Hotels & Resorts, Inc.	35,732	147
Brandywine Realty Trust	85,549	526
Broadstone Net Lease, Inc.	87,403	1,417
BRT Apartments Corp.	5,916	116
CareTrust REIT, Inc.	48,372	899
CBL & Associates Properties, Inc.	13,430	310
Centerspace	7,585	445
Chatham Lodging Trust	23,991	294
City Office REIT, Inc.	19,812	166
Clipper Realty, Inc.	5,579	36

EQUITY FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Equity Real Estate Investment Trusts – 5.8%continued
Community Healthcare Trust, Inc.	11,910	$426
Corporate Office Properties Trust	56,863	1,475
CTO Realty Growth, Inc.	8,931	163
DiamondRock Hospitality Co.	105,690	866
Diversified Healthcare Trust	123,765	80
Easterly Government Properties, Inc.	45,700	652
Elme Communities	43,816	780
Empire State Realty Trust, Inc., Class A	66,825	450
Equity Commonwealth	52,414	1,309
Essential Properties Realty Trust, Inc.	70,440	1,653
Farmland Partners, Inc.	25,200	314
Four Corners Property Trust, Inc.	41,830	1,085
Franklin Street Properties Corp.	48,862	133
Getty Realty Corp.	21,130	715
Gladstone Commercial Corp.	19,732	365
Gladstone Land Corp.	16,124	296
Global Medical REIT, Inc.	30,506	289
Global Net Lease, Inc.	52,322	658
Hersha Hospitality Trust, Class A	15,562	133
Independence Realty Trust, Inc.	112,425	1,895
Indus Realty Trust, Inc.	2,675	170
Industrial Logistics Properties Trust	31,947	104
Innovative Industrial Properties, Inc.	13,935	1,412
InvenTrust Properties Corp.	34,170	809
iStar, Inc.	35,213	269
Kite Realty Group Trust	109,241	2,300
LTC Properties, Inc.	20,043	712
LXP Industrial Trust	136,329	1,366
Macerich (The) Co.	108,124	1,217
National Health Investors, Inc.	20,916	1,092
Necessity Retail REIT (The), Inc.	67,392	400
NETSTREIT Corp.	27,760	509
NexPoint Residential Trust, Inc.	11,415	497
Office Properties Income Trust	24,003	320
One Liberty Properties, Inc.	8,057	179
Orion Office REIT, Inc.	28,264	241
Outfront Media, Inc.	73,377	1,217
Paramount Group, Inc.	94,239	560
Pebblebrook Hotel Trust	65,109	872
Phillips Edison & Co., Inc.	58,555	1,864
Physicians Realty Trust	114,168	1,652
Piedmont Office Realty Trust, Inc., Class A	61,999	569
Plymouth Industrial REIT, Inc.	18,936	363
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Equity Real Estate Investment Trusts – 5.8%continued
Postal Realty Trust, Inc., Class A	8,903	$129
PotlatchDeltic Corp.	39,779	1,750
Retail Opportunity Investments Corp.	60,781	914
RLJ Lodging Trust	80,405	851
RPT Realty	42,047	422
Ryman Hospitality Properties, Inc.	26,971	2,206
Sabra Health Care REIT, Inc.	116,410	1,447
Safehold, Inc.	13,515	387
Saul Centers, Inc.	5,861	238
Service Properties Trust	82,477	601
SITE Centers Corp.	97,475	1,332
STAG Industrial, Inc.	90,372	2,920
Summit Hotel Properties, Inc.	52,618	380
Sunstone Hotel Investors, Inc.	106,998	1,034
Tanger Factory Outlet Centers, Inc.	50,813	912
Terreno Realty Corp.	37,221	2,117
UMH Properties, Inc.	25,655	413
Uniti Group, Inc.	118,683	656
Universal Health Realty Income Trust	6,449	308
Urban Edge Properties	57,243	807
Urstadt Biddle Properties, Inc., Class A	14,817	281
Veris Residential, Inc.*	43,134	687
Whitestone REIT	23,574	227
Xenia Hotels & Resorts, Inc.	57,676	760
		66,656
Food & Staples Retailing – 0.6%
Andersons (The), Inc.	16,045	561
Chefs' Warehouse (The), Inc.*	17,007	566
HF Foods Group, Inc.*	19,289	78
Ingles Markets, Inc., Class A	7,088	684
Natural Grocers by Vitamin Cottage, Inc.	4,099	37
PriceSmart, Inc.	12,363	751
Rite Aid Corp.*	26,765	89
SpartanNash Co.	17,312	524
Sprouts Farmers Market, Inc.*	53,098	1,719
United Natural Foods, Inc.*	29,137	1,128
Village Super Market, Inc., Class A	4,243	99
Weis Markets, Inc.	8,272	681
		6,917
Food Products – 1.2%
Alico, Inc.	3,076	73
AppHarvest, Inc.*	38,101	22
B&G Foods, Inc.	35,688	398

NORTHERN FUNDS QUARTERLY REPORT     143    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Food Products – 1.2%continued
Benson Hill, Inc.*	86,179	$220
Beyond Meat, Inc.*	30,783	379
BRC, Inc., Class A*	12,892	79
Calavo Growers, Inc.	8,687	255
Cal-Maine Foods, Inc.	18,992	1,034
Fresh Del Monte Produce, Inc.	15,318	401
Hain Celestial Group (The), Inc.*	44,978	728
Hostess Brands, Inc.*	66,847	1,500
J&J Snack Foods Corp.	7,615	1,140
John B. Sanfilippo & Son, Inc.	4,494	366
Lancaster Colony Corp.	9,746	1,923
Lifecore Biomedical, Inc.*	12,843	83
Local Bounti Corp.*	32,500	45
Mission Produce, Inc.*	20,170	234
Seneca Foods Corp., Class A*	2,468	150
Simply Good Foods (The) Co.*	44,526	1,693
Sovos Brands, Inc.*	18,919	272
SunOpta, Inc.*	49,148	415
Tattooed Chef, Inc.*	24,553	30
Tootsie Roll Industries, Inc.	7,757	330
TreeHouse Foods, Inc.*	25,483	1,258
Utz Brands, Inc.	33,081	525
Vital Farms, Inc.*	15,046	225
Whole Earth Brands, Inc.*	19,807	81
		13,859
Gas Utilities – 1.2%
Brookfield Infrastructure Corp., Class A	49,103	1,910
Chesapeake Utilities Corp.	8,783	1,038
New Jersey Resources Corp.	48,186	2,391
Northwest Natural Holding Co.	17,410	829
ONE Gas, Inc.	26,946	2,040
South Jersey Industries, Inc.	61,594	2,188
Southwest Gas Holdings, Inc.	33,594	2,079
Spire, Inc.	25,524	1,758
		14,233
Health Care Equipment & Supplies – 3.8%
Alphatec Holdings, Inc.*	36,379	449
AngioDynamics, Inc.*	18,383	253
Artivion, Inc.*	19,340	234
AtriCure, Inc.*	22,965	1,019
Atrion Corp.	681	381
Avanos Medical, Inc.*	23,203	628
Axogen, Inc.*	20,418	204
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Equipment & Supplies – 3.8%continued
Axonics, Inc.*	24,576	$1,537
Bioventus, Inc., Class A*	16,315	43
Butterfly Network, Inc.*	66,974	165
Cardiovascular Systems, Inc.*	20,711	282
Cerus Corp.*	86,897	317
CONMED Corp.	14,583	1,293
Cue Health, Inc.*	53,204	110
Cutera, Inc.*	8,239	364
Embecta Corp.	29,143	737
Figs, Inc., Class A*	63,499	427
Glaukos Corp.*	22,933	1,002
Haemonetics Corp.*	25,439	2,001
Heska Corp.*	4,825	300
Inari Medical, Inc.*	24,197	1,538
Inogen, Inc.*	11,377	224
Inspire Medical Systems, Inc.*	14,155	3,565
Integer Holdings Corp.*	16,504	1,130
iRadimed Corp.	3,372	95
iRhythm Technologies, Inc.*	15,207	1,425
Lantheus Holdings, Inc.*	34,264	1,746
LeMaitre Vascular, Inc.	9,710	447
LivaNova PLC*	26,921	1,495
Meridian Bioscience, Inc.*	21,536	715
Merit Medical Systems, Inc.*	27,972	1,975
Mesa Laboratories, Inc.	2,592	431
Nano-X Imaging Ltd.*	23,575	174
Neogen Corp.*	108,822	1,657
Nevro Corp.*	17,514	694
NuVasive, Inc.*	26,402	1,089
Omnicell, Inc.*	22,380	1,128
OraSure Technologies, Inc.*	35,943	173
Orthofix Medical, Inc.*	9,705	199
OrthoPediatrics Corp.*	7,573	301
Outset Medical, Inc.*	24,327	628
Owlet, Inc.*	7,922	5
Paragon 28, Inc.*	23,196	443
PROCEPT BioRobotics Corp.*	13,042	542
Pulmonx Corp.*	17,466	147
RxSight, Inc.*	10,130	128
SeaSpine Holdings Corp.*	18,573	155
Senseonics Holdings, Inc.*	234,706	242
Shockwave Medical, Inc.*	17,853	3,671
SI-BONE, Inc.*	17,496	238
Sight Sciences, Inc.*	10,654	130

EQUITY FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Equipment & Supplies – 3.8%continued
Silk Road Medical, Inc.*	18,808	$994
STAAR Surgical Co.*	24,174	1,174
Surmodics, Inc.*	6,755	231
Tactile Systems Technology, Inc.*	9,879	114
Tenon Medical, Inc.*	1,246	2
TransMedics Group, Inc.*	15,300	944
Treace Medical Concepts, Inc.*	16,737	385
UFP Technologies, Inc.*	3,446	406
Utah Medical Products, Inc.	1,718	173
Varex Imaging Corp.*	19,378	393
Vicarious Surgical, Inc.*	26,265	53
ViewRay, Inc.*	74,478	334
Zimvie, Inc.*	9,831	92
Zynex, Inc.	10,594	147
		43,718
Health Care Providers & Services – 2.7%
1Life Healthcare, Inc.*	90,484	1,512
23andMe Holding Co., Class A*	130,036	281
Accolade, Inc.*	33,021	257
AdaptHealth Corp.*	36,408	700
Addus HomeCare Corp.*	7,759	772
Agiliti, Inc.*	13,800	225
AirSculpt Technologies, Inc.	5,046	19
Alignment Healthcare, Inc.*	49,339	580
AMN Healthcare Services, Inc.*	21,693	2,230
Apollo Medical Holdings, Inc.*	19,478	576
ATI Physical Therapy, Inc.*	26,644	8
Aveanna Healthcare Holdings, Inc.*	18,040	14
Brookdale Senior Living, Inc.*	92,347	252
Cano Health, Inc.*	80,234	110
CareMax, Inc.*	28,891	105
Castle Biosciences, Inc.*	12,265	289
Clover Health Investments Corp.*	194,469	181
Community Health Systems, Inc.*	61,792	267
CorVel Corp.*	4,480	651
Cross Country Healthcare, Inc.*	17,911	476
DocGo, Inc.*	42,052	297
Ensign Group (The), Inc.	26,986	2,553
Fulgent Genetics, Inc.*	10,600	316
HealthEquity, Inc.*	41,625	2,566
Hims & Hers Health, Inc.*	60,319	387
Innovage Holding Corp.*	9,254	66
Invitae Corp.*	123,381	230
Joint (The) Corp.*	6,710	94
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Health Care Providers & Services – 2.7%continued
LHC Group, Inc.*	14,950	$2,417
LifeStance Health Group, Inc.*	35,660	176
ModivCare, Inc.*	6,387	573
National HealthCare Corp.	6,307	375
National Research Corp.	6,999	261
Oncology Institute (The), Inc.*	13,554	22
OPKO Health, Inc.*	200,010	250
Option Care Health, Inc.*	78,356	2,358
Owens & Minor, Inc.	37,194	726
P3 Health Partners, Inc.*	11,152	21
Patterson Cos., Inc.	43,533	1,220
Pediatrix Medical Group, Inc.*	41,113	611
Pennant Group (The), Inc.*	12,788	140
PetIQ, Inc.*	13,306	123
Privia Health Group, Inc.*	23,286	529
Progyny, Inc.*	38,107	1,187
R1 RCM, Inc.*	75,312	825
RadNet, Inc.*	25,149	474
Select Medical Holdings Corp.	52,157	1,295
Sema4 Holdings Corp.*	67,303	18
Surgery Partners, Inc.*	25,272	704
U.S. Physical Therapy, Inc.	6,491	526
		30,845
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.*	53,979	952
American Well Corp., Class A*	115,506	327
Babylon Holdings Ltd., Class A*	2,317	16
Computer Programs and Systems, Inc.*	6,875	187
Evolent Health, Inc., Class A*	41,322	1,160
Health Catalyst, Inc.*	27,636	294
HealthStream, Inc.*	12,106	301
Multiplan Corp.*	188,927	217
NextGen Healthcare, Inc.*	28,299	531
Nutex Health, Inc.*	126,970	241
OptimizeRx Corp.*	8,434	142
Pear Therapeutics, Inc.*	34,025	40
Phreesia, Inc.*	24,928	807
Schrodinger, Inc.*	27,167	508
Sharecare, Inc.*	152,000	243
Simulations Plus, Inc.	7,809	286
		6,252
Hotels, Restaurants & Leisure – 2.4%
Accel Entertainment, Inc.*	28,013	216

NORTHERN FUNDS QUARTERLY REPORT     145    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Hotels, Restaurants & Leisure – 2.4%continued
Bally's Corp.*	18,011	$349
Biglari Holdings, Inc., Class B*	390	54
BJ's Restaurants, Inc.*	11,362	300
Bloomin' Brands, Inc.	44,006	885
Bluegreen Vacations Holding Corp.	5,834	146
Bowlero Corp.*	14,593	197
Brinker International, Inc.*	21,879	698
Century Casinos, Inc.*	13,662	96
Cheesecake Factory (The), Inc.	24,331	772
Chuy's Holdings, Inc.*	9,024	255
Cracker Barrel Old Country Store, Inc.	11,105	1,052
Dave & Buster's Entertainment, Inc.*	21,615	766
Denny's Corp.*	28,052	258
Dine Brands Global, Inc.	7,423	480
El Pollo Loco Holdings, Inc.	9,484	94
Everi Holdings, Inc.*	43,581	625
F45 Training Holdings, Inc.*	18,260	52
First Watch Restaurant Group, Inc.*	7,592	103
Full House Resorts, Inc.*	16,498	124
Golden Entertainment, Inc.*	10,070	377
Hilton Grand Vacations, Inc.*	43,051	1,659
Inspirato, Inc.*	8,282	10
Inspired Entertainment, Inc.*	10,657	135
International Game Technology PLC	49,510	1,123
Jack in the Box, Inc.	10,667	728
Krispy Kreme, Inc.	36,250	374
Kura Sushi U.S.A., Inc., Class A*	2,299	110
Life Time Group Holdings, Inc.*	20,964	251
Light & Wonder, Inc.*	47,389	2,777
Lindblad Expeditions Holdings, Inc.*	16,832	130
Monarch Casino & Resort, Inc.*	6,692	515
NEOGAMES S.A.*	6,508	79
Noodles & Co.*	19,566	107
ONE Group Hospitality (The), Inc.*	11,314	71
Papa John's International, Inc.	16,342	1,345
Portillo's, Inc., Class A*	14,125	230
RCI Hospitality Holdings, Inc.	4,325	403
Red Rock Resorts, Inc., Class A	25,533	1,022
Rush Street Interactive, Inc.*	29,016	104
Ruth's Hospitality Group, Inc.	15,975	247
SeaWorld Entertainment, Inc.*	19,909	1,065
Shake Shack, Inc., Class A*	18,764	779
Sonder Holdings, Inc.*	94,713	117
Sweetgreen, Inc., Class A*	44,432	381
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Hotels, Restaurants & Leisure – 2.4%continued
Target Hospitality Corp.*	15,032	$228
Texas Roadhouse, Inc.	33,558	3,052
Vacasa, Inc., Class A*	56,842	72
Wingstop, Inc.	15,033	2,069
Xponential Fitness, Inc., Class A*	8,974	206
		27,288
Household Durables – 1.6%
Aterian, Inc.*	33,250	26
Beazer Homes U.S.A., Inc.*	14,865	190
Cavco Industries, Inc.*	4,491	1,016
Century Communities, Inc.	14,169	708
Dream Finders Homes, Inc., Class A*	10,447	90
Ethan Allen Interiors, Inc.	11,379	301
GoPro, Inc., Class A*	65,033	324
Green Brick Partners, Inc.*	13,667	331
Helen of Troy Ltd.*	11,937	1,324
Hovnanian Enterprises, Inc., Class A*	2,583	109
Installed Building Products, Inc.	12,000	1,027
iRobot Corp.*	13,561	653
KB Home	38,894	1,239
Landsea Homes Corp.*	4,253	22
La-Z-Boy, Inc.	21,655	494
Legacy Housing Corp.*	4,281	81
LGI Homes, Inc.*	10,277	952
Lifetime Brands, Inc.	6,027	46
Lovesac (The) Co.*	6,999	154
M/I Homes, Inc.*	13,372	617
MDC Holdings, Inc.	28,605	904
Meritage Homes Corp.*	18,136	1,672
Purple Innovation, Inc.*	27,598	132
Skyline Champion Corp.*	26,894	1,385
Snap One Holdings Corp.*	9,191	68
Sonos, Inc.*	64,009	1,082
Taylor Morrison Home Corp.*	52,313	1,588
Traeger, Inc.*	16,176	46
Tri Pointe Homes, Inc.*	50,592	940
Tupperware Brands Corp.*	20,768	86
Universal Electronics, Inc.*	5,983	124
Vizio Holding Corp., Class A*	34,330	254
Vuzix Corp.*	29,074	106
Weber, Inc., Class A	12,869	104
		18,195

EQUITY FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Household Products – 0.3%
Central Garden & Pet Co.*	4,719	$177
Central Garden & Pet Co., Class A*	20,314	727
Energizer Holdings, Inc.	33,384	1,120
WD-40 Co.	6,889	1,111
		3,135
Independent Power & Renewable Electricity Producers – 0.5%
Altus Power, Inc.*	22,030	144
Clearway Energy, Inc., Class A	17,210	515
Clearway Energy, Inc., Class C	41,312	1,317
Montauk Renewables, Inc.*	32,392	357
Ormat Technologies, Inc.	24,639	2,131
Sunnova Energy International, Inc.*	50,053	901
		5,365
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A	12,910	243
Insurance – 2.1%
Ambac Financial Group, Inc.*	22,235	388
American Equity Investment Life Holding Co.	35,493	1,619
AMERISAFE, Inc.	9,635	501
Argo Group International Holdings Ltd.	15,975	413
Bright Health Group, Inc.*	100,890	66
BRP Group, Inc., Class A*	30,501	767
CNO Financial Group, Inc.	56,859	1,299
Crawford & Co., Class A	7,007	39
Donegal Group, Inc., Class A	7,951	113
eHealth, Inc.*	11,897	58
Employers Holdings, Inc.	13,739	593
Enstar Group Ltd.*	5,668	1,310
Genworth Financial, Inc., Class A*	247,974	1,312
Goosehead Insurance, Inc., Class A*	9,567	328
Greenlight Capital Re Ltd., Class A*	12,336	101
HCI Group, Inc.	3,145	124
Hippo Holdings, Inc.*	8,698	118
Horace Mann Educators Corp.	20,588	769
Investors Title Co.	639	94
James River Group Holdings Ltd.	18,470	386
Kinsale Capital Group, Inc.	10,852	2,838
Lemonade, Inc.*	23,599	323
MBIA, Inc.*	23,966	308
Mercury General Corp.	13,490	461
National Western Life Group, Inc., Class A	1,145	322
NI Holdings, Inc.*	4,066	54
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Insurance – 2.1%continued
Oscar Health, Inc., Class A*	58,531	$144
Palomar Holdings, Inc.*	12,237	553
ProAssurance Corp.	27,141	474
RLI Corp.	19,563	2,568
Root, Inc., Class A*	3,215	14
Safety Insurance Group, Inc.	7,138	601
Selective Insurance Group, Inc.	29,888	2,648
Selectquote, Inc.*	64,056	43
SiriusPoint Ltd. (OTC US Exchange)*	45,823	270
Stewart Information Services Corp.	13,471	576
Tiptree, Inc.	12,398	172
Trean Insurance Group, Inc.*	11,422	69
Trupanion, Inc.*	19,546	929
United Fire Group, Inc.	10,640	291
Universal Insurance Holdings, Inc.	12,889	136
		24,192
Interactive Media & Services – 0.7%
Arena Group Holdings (The), Inc.*	5,759	61
Bumble, Inc., Class A*	43,469	915
Cargurus, Inc.*	51,025	715
Cars.com, Inc.*	33,106	456
DHI Group, Inc.*	20,857	110
Eventbrite, Inc., Class A*	39,754	233
EverQuote, Inc., Class A*	9,582	141
fuboTV, Inc.*	95,199	166
Leafly Holdings, Inc.*	17,034	11
MediaAlpha, Inc., Class A*	12,292	122
Outbrain, Inc.*	18,166	66
QuinStreet, Inc.*	25,671	369
Shutterstock, Inc.	12,029	634
TrueCar, Inc.*	43,881	110
Vimeo, Inc.*	71,870	247
Vinco Ventures, Inc.*	108,485	50
Wejo Group Ltd.*	29,245	14
Yelp, Inc.*	33,942	928
Ziff Davis, Inc.*	22,886	1,810
ZipRecruiter, Inc., Class A*	36,593	601
		7,759
Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com, Inc., Class A*	13,991	134
1stdibs.com, Inc.*	11,754	60
aka Brands Holding Corp.*	5,265	7
BARK, Inc.*	59,027	88

NORTHERN FUNDS QUARTERLY REPORT     147    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Internet & Direct Marketing Retail – 0.3%continued
Boxed, Inc.*	13,075	$2
CarParts.com, Inc.*	25,224	158
ContextLogic, Inc., Class A*	297,979	145
Duluth Holdings, Inc., Class B*	6,159	38
Groupon, Inc.*	10,376	89
Lands' End, Inc.*	7,650	58
Liquidity Services, Inc.*	11,953	168
Lulu's Fashion Lounge Holdings, Inc.*	6,762	17
Overstock.com, Inc.*	21,452	415
PetMed Express, Inc.	10,144	180
Porch Group, Inc.*	41,203	77
Poshmark, Inc., Class A*	23,421	419
Quotient Technology, Inc.*	44,948	154
Qurate Retail, Inc., Class A*	175,704	286
RealReal (The), Inc.*	41,307	52
Rent the Runway, Inc., Class A*	22,132	67
Revolve Group, Inc.*	20,606	459
RumbleON, Inc., Class B*	5,305	34
Stitch Fix, Inc., Class A*	43,034	134
ThredUp, Inc., Class A*	26,249	34
Vivid Seats, Inc., Class A*	13,372	98
Xometry, Inc., Class A*	17,212	555
		3,928
IT Services – 2.0%
AvidXchange Holdings, Inc.*	73,547	731
BigCommerce Holdings, Inc., Class 1*	32,458	284
Brightcove, Inc.*	21,325	112
Cantaloupe, Inc.*	29,661	129
Cass Information Systems, Inc.	6,700	307
Cerberus Cyber Sentinel Corp.*	23,498	60
Conduent, Inc.*	84,983	344
CSG Systems International, Inc.	15,659	896
Cyxtera Technologies, Inc.*	16,670	32
DigitalOcean Holdings, Inc.*	34,924	890
Edgio, Inc.*	71,958	81
EVERTEC, Inc.	30,660	993
Evo Payments, Inc., Class A*	23,828	806
ExlService Holdings, Inc.*	16,228	2,750
Fastly, Inc., Class A*	56,920	466
Flywire Corp.*	28,618	700
Grid Dynamics Holdings, Inc.*	27,237	306
Hackett Group (The), Inc.	13,566	276
I3 Verticals, Inc., Class A*	10,982	267
IBEX Holdings Ltd.*	4,491	112
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
IT Services – 2.0%continued
Information Services Group, Inc.	17,219	$79
International Money Express, Inc.*	15,686	382
Marqeta, Inc., Class A*	217,874	1,331
Maximus, Inc.	30,343	2,225
MoneyGram International, Inc.*	47,341	516
Paya Holdings, Inc.*	43,920	346
Payoneer Global, Inc.*	112,067	613
Paysafe Ltd.*	14,108	196
Perficient, Inc.*	17,130	1,196
PFSweb, Inc.	8,796	54
Priority Technology Holdings, Inc.*	8,247	43
Rackspace Technology, Inc.*	30,030	89
Remitly Global, Inc.*	50,304	576
Repay Holdings Corp.*	43,946	354
Sabre Corp.*	163,420	1,010
Squarespace, Inc., Class A*	15,393	341
StoneCo Ltd., Class A*	139,736	1,319
TTEC Holdings, Inc.	9,482	418
Tucows, Inc., Class A*	5,082	172
Unisys Corp.*	32,425	166
Verra Mobility Corp.*	70,680	977
		22,945
Leisure Products – 0.4%
Acushnet Holdings Corp.	16,776	712
AMMO, Inc.*	45,088	78
Clarus Corp.	13,833	109
Johnson Outdoors, Inc., Class A	2,665	176
Latham Group, Inc.*	22,000	71
Malibu Boats, Inc., Class A*	10,246	546
Marine Products Corp.	4,336	51
MasterCraft Boat Holdings, Inc.*	8,723	226
Smith & Wesson Brands, Inc.	22,829	198
Solo Brands, Inc., Class A*	11,032	41
Sturm Ruger & Co., Inc.	8,698	440
Topgolf Callaway Brands Corp.*	70,231	1,387
Vista Outdoor, Inc.*	27,926	681
		4,716
Life Sciences Tools & Services – 0.8%
AbCellera Biologics, Inc.*	104,332	1,057
Adaptive Biotechnologies Corp.*	56,027	428
Akoya Biosciences, Inc.*	7,822	75
Alpha Teknova, Inc.*	3,348	19
Berkeley Lights, Inc.*	27,071	73

EQUITY FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Life Sciences Tools & Services – 0.8%continued
BioLife Solutions, Inc.*	16,955	$309
Bionano Genomics, Inc.*	152,019	222
Codexis, Inc.*	30,588	142
CryoPort, Inc.*	22,186	385
Cytek Biosciences, Inc.*	57,672	589
Inotiv, Inc.*	8,594	42
MaxCyte, Inc.*	43,080	235
Medpace Holdings, Inc.*	12,725	2,703
NanoString Technologies, Inc.*	23,385	186
Nautilus Biotechnology, Inc.*	23,302	42
NeoGenomics, Inc.*	63,654	588
OmniAb, Inc.*	38,215	138
Pacific Biosciences of California, Inc.*	113,211	926
Quanterix Corp.*	17,085	237
Quantum-Si, Inc.*	46,123	84
Science 37 Holdings, Inc.*	23,066	10
Seer, Inc.*	25,887	150
Singular Genomics Systems, Inc.*	28,532	57
SomaLogic, Inc.*	74,843	188
		8,885
Machinery – 3.8%
3D Systems Corp.*	63,735	472
Alamo Group, Inc.	5,067	718
Albany International Corp., Class A	15,607	1,539
Altra Industrial Motion Corp.	32,607	1,948
Astec Industries, Inc.	11,497	467
Barnes Group, Inc.	24,686	1,008
Berkshire Grey, Inc.*	22,781	14
Blue Bird Corp.*	8,793	94
Chart Industries, Inc.*	21,406	2,467
CIRCOR International, Inc.*	9,163	220
Columbus McKinnon Corp.	14,085	457
Desktop Metal, Inc., Class A*	133,121	181
Douglas Dynamics, Inc.	11,331	410
Energy Recovery, Inc.*	27,643	566
Enerpac Tool Group Corp.	28,708	731
EnPro Industries, Inc.	10,435	1,134
ESCO Technologies, Inc.	12,915	1,131
Evoqua Water Technologies Corp.*	58,974	2,335
Fathom Digital Manufacturing C*	3,314	4
Federal Signal Corp.	30,123	1,400
Franklin Electric Co., Inc.	23,096	1,842
Gorman-Rupp (The) Co.	11,517	295
Greenbrier (The) Cos., Inc.	16,079	539
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Machinery – 3.8%continued
Helios Technologies, Inc.	16,361	$891
Hillenbrand, Inc.	34,737	1,482
Hillman Solutions Corp.*	67,779	489
Hydrofarm Holdings Group, Inc.*	19,101	30
Hyliion Holdings Corp.*	68,904	161
Hyster-Yale Materials Handling, Inc.	5,451	138
Hyzon Motors, Inc.*	42,502	66
John Bean Technologies Corp.	15,868	1,449
Kadant, Inc.	5,820	1,034
Kennametal, Inc.	40,811	982
Lightning eMotors, Inc.*	30,304	11
Lindsay Corp.	5,514	898
Luxfer Holdings PLC	13,564	186
Manitowoc (The) Co., Inc.*	17,503	160
Markforged Holding Corp.*	51,993	60
Microvast Holdings, Inc.*	86,315	132
Miller Industries, Inc.	5,367	143
Mueller Industries, Inc.	28,025	1,654
Mueller Water Products, Inc., Class A	78,161	841
Nikola Corp.*	170,545	368
Omega Flex, Inc.	1,681	157
Proterra, Inc.*	112,434	424
Proto Labs, Inc.*	13,690	350
RBC Bearings, Inc.*	14,303	2,994
REV Group, Inc.	16,615	210
Sarcos Technology and Robotics Corp.*	53,120	30
Shyft Group (The), Inc.	17,377	432
SPX Technologies, Inc.*	21,934	1,440
Standex International Corp.	6,001	615
Tennant Co.	9,266	571
Terex Corp.	33,428	1,428
Titan International, Inc.*	25,749	394
Trinity Industries, Inc.	41,439	1,225
Velo3D, Inc.*	26,681	48
Wabash National Corp.	24,136	545
Watts Water Technologies, Inc., Class A	13,713	2,005
Xos, Inc.*	25,786	11
		44,026
Marine – 0.2%
Costamare, Inc.	26,639	247
Eagle Bulk Shipping, Inc.	6,734	336
Eneti, Inc.	11,108	112
Genco Shipping & Trading Ltd.	18,257	281

NORTHERN FUNDS QUARTERLY REPORT     149    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Marine – 0.2%continued
Golden Ocean Group Ltd.	61,452	$534
Matson, Inc.	18,736	1,171
Safe Bulkers, Inc.	35,796	104
		2,785
Media – 0.8%
AdTheorent Holding Co., Inc.*	15,485	26
Advantage Solutions, Inc.*	40,447	84
AMC Networks, Inc., Class A*	15,057	236
Audacy, Inc.*	60,557	14
Boston Omaha Corp., Class A*	10,983	291
Cardlytics, Inc.*	15,042	87
Clear Channel Outdoor Holdings, Inc.*	184,732	194
Cumulus Media, Inc., Class A*	8,526	53
Daily Journal Corp.*	604	151
Entravision Communications Corp., Class A	30,558	147
EW Scripps (The) Co., Class A*	29,362	387
Gambling.com Group Ltd.*	4,295	39
Gannett Co., Inc.*	74,306	151
Gray Television, Inc.	41,227	461
iHeartMedia, Inc., Class A*	60,676	372
Innovid Corp.*	36,941	63
Integral Ad Science Holding Corp.*	18,774	165
John Wiley & Sons, Inc., Class A	21,531	862
Loyalty Ventures, Inc.*	12,743	31
Magnite, Inc.*	66,163	701
PubMatic, Inc., Class A*	21,658	277
Scholastic Corp.	14,997	592
Sinclair Broadcast Group, Inc., Class A	20,212	313
Stagwell, Inc.*	38,903	242
TechTarget, Inc.*	13,565	598
TEGNA, Inc.	111,651	2,366
Thryv Holdings, Inc.*	12,549	238
Urban One, Inc.*	3,480	16
Urban One, Inc. (NASDAQ Exchange)*	6,421	24
WideOpenWest, Inc.*	26,632	243
		9,424
Metals & Mining – 1.6%
5E Advanced Materials, Inc.*	19,681	155
Alpha Metallurgical Resources, Inc.	7,639	1,118
Arconic Corp.*	51,183	1,083
ATI, Inc.*	62,235	1,858
Carpenter Technology Corp.	24,065	889
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Metals & Mining – 1.6%continued
Century Aluminum Co.*	26,671	$218
Coeur Mining, Inc.*	140,300	471
Commercial Metals Co.	58,486	2,825
Compass Minerals International, Inc.	17,139	703
Constellium S.E.*	63,722	754
Dakota Gold Corp.*	24,509	75
Haynes International, Inc.	6,144	281
Hecla Mining Co.	276,833	1,539
Hycroft Mining Holding Corp.*	70,419	37
Ivanhoe Electric, Inc.*	7,565	92
Kaiser Aluminum Corp.	7,906	601
Materion Corp.	10,290	900
Novagold Resources, Inc.*	119,062	712
Olympic Steel, Inc.	4,789	161
Piedmont Lithium, Inc.*	8,745	385
PolyMet Mining Corp.*	13,628	36
Ramaco Resources, Inc.	12,047	106
Ryerson Holding Corp.	9,770	296
Schnitzer Steel Industries, Inc., Class A	12,625	387
SunCoke Energy, Inc.	41,881	361
TimkenSteel Corp.*	22,157	403
Warrior Met Coal, Inc.	25,828	895
Worthington Industries, Inc.	15,841	787
		18,128
Mortgage Real Estate Investment Trusts – 1.2%
AFC Gamma, Inc.	8,383	132
Angel Oak Mortgage, Inc.	7,298	35
Apollo Commercial Real Estate Finance, Inc.	70,069	754
Arbor Realty Trust, Inc.	83,231	1,098
Ares Commercial Real Estate Corp.	25,713	265
ARMOUR Residential REIT, Inc.	65,560	369
Blackstone Mortgage Trust, Inc., Class A	85,916	1,819
BrightSpire Capital, Inc.	47,223	294
Broadmark Realty Capital, Inc.	64,565	230
Chicago Atlantic Real Estate Finance, Inc.	2,465	37
Chimera Investment Corp.	117,314	645
Claros Mortgage Trust, Inc.	46,373	682
Dynex Capital, Inc.	22,695	289
Ellington Financial, Inc.	29,007	359
Franklin BSP Realty Trust, Inc.	41,457	535
Granite Point Mortgage Trust, Inc.	25,805	138

EQUITY FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Mortgage Real Estate Investment Trusts – 1.2%continued
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,923	$1,273
Invesco Mortgage Capital, Inc.	17,851	227
KKR Real Estate Finance Trust, Inc.	28,349	396
Ladder Capital Corp.	57,177	574
MFA Financial, Inc.	51,690	509
New York Mortgage Trust, Inc.	186,503	477
Nexpoint Real Estate Finance, Inc.	3,889	62
Orchid Island Capital, Inc.	16,606	174
PennyMac Mortgage Investment Trust	44,344	549
Ready Capital Corp.	35,198	392
Redwood Trust, Inc.	56,556	382
TPG RE Finance Trust, Inc.	34,235	232
Two Harbors Investment Corp.	43,543	687
		13,615
Multiline Retail – 0.1%
Big Lots, Inc.	14,265	210
Dillard's, Inc., Class A	1,994	644
Franchise Group, Inc.	13,136	313
		1,167
Multi-Utilities – 0.5%
Avista Corp.	36,966	1,639
Black Hills Corp.	32,505	2,286
NorthWestern Corp.	29,051	1,724
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Unitil Corp.	7,999	411
		6,060
Oil, Gas & Consumable Fuels – 4.6%
Aemetis, Inc.*	16,508	65
Alto Ingredients, Inc.*	35,101	101
Amplify Energy Corp.*	17,861	157
Arch Resources, Inc.	7,443	1,063
Ardmore Shipping Corp.*	20,630	297
Battalion Oil Corp.*	855	8
Berry Corp.	38,368	307
California Resources Corp.	37,101	1,614
Callon Petroleum Co.*	24,710	917
Centrus Energy Corp., Class A*	5,354	174
Chord Energy Corp.	20,819	2,848
Civitas Resources, Inc.	36,984	2,142
Clean Energy Fuels Corp.*	85,399	444
CNX Resources Corp.*	89,546	1,508
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Oil, Gas & Consumable Fuels – 4.6%continued
Comstock Resources, Inc.	45,813	$628
CONSOL Energy, Inc.	17,301	1,125
Crescent Energy Co., Class A	19,669	236
CVR Energy, Inc.	14,853	466
Delek U.S. Holdings, Inc.	34,796	939
Denbury, Inc.*	25,133	2,187
DHT Holdings, Inc.	68,691	610
Dorian LPG Ltd.	15,431	292
Earthstone Energy, Inc., Class A*	22,117	315
Empire Petroleum Corp.*	5,131	63
Energy Fuels, Inc.*	78,574	488
Equitrans Midstream Corp.	206,300	1,382
Excelerate Energy, Inc., Class A	9,564	240
FLEX LNG Ltd.	14,256	466
Frontline PLC	62,848	763
Gevo, Inc.*	99,275	189
Golar LNG Ltd.*	50,594	1,153
Green Plains, Inc.*	26,966	822
Gulfport Energy Corp.*	5,478	403
HighPeak Energy, Inc.	3,495	80
International Seaways, Inc.	24,517	908
Kinetik Holdings, Inc.	8,327	275
Kosmos Energy Ltd.*	226,528	1,441
Laredo Petroleum, Inc.*	8,414	433
Magnolia Oil & Gas Corp., Class A	87,384	2,049
Matador Resources Co.	56,441	3,231
Murphy Oil Corp.	73,903	3,179
NACCO Industries, Inc., Class A	1,988	76
NextDecade Corp.*	16,812	83
Nordic American Tankers Ltd.	102,262	313
Northern Oil and Gas, Inc.	33,119	1,021
Par Pacific Holdings, Inc.*	24,552	571
PBF Energy, Inc., Class A	49,225	2,007
Peabody Energy Corp.*	59,043	1,560
Permian Resources Corp.	104,233	980
Ranger Oil Corp., Class A	9,582	387
REX American Resources Corp.*	7,936	253
Riley Exploration Permian, Inc.	5,162	152
Ring Energy, Inc.*	47,631	117
SandRidge Energy, Inc.*	15,869	270
Scorpio Tankers, Inc.	23,703	1,275
SFL Corp. Ltd.	57,842	533
SilverBow Resources, Inc.*	5,756	163
Sitio Royalties Corp., Class A	35,698	1,030

NORTHERN FUNDS QUARTERLY REPORT     151    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Oil, Gas & Consumable Fuels – 4.6%continued
SM Energy Co.	60,752	$2,116
Talos Energy, Inc.*	33,179	626
Teekay Corp.*	34,807	158
Teekay Tankers Ltd., Class A*	11,332	349
Tellurian, Inc.*	257,010	432
Uranium Energy Corp.*	177,183	687
Ur-Energy, Inc.*	105,237	121
VAALCO Energy, Inc.	52,594	240
Vertex Energy, Inc.*	27,210	169
W&T Offshore, Inc.*	46,661	260
World Fuel Services Corp.	30,671	838
		52,795
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	8,284	313
Glatfelter Corp.	24,341	68
Resolute Forest Products, Inc.*	23,149	500
Sylvamo Corp.	17,893	869
		1,750
Personal Products – 0.7%
Beauty Health (The) Co.*	48,056	437
BellRing Brands, Inc.*	66,094	1,695
Edgewell Personal Care Co.	25,843	996
elf Beauty, Inc.*	24,666	1,364
Herbalife Nutrition Ltd.*	49,180	732
Honest (The) Co., Inc.*	33,830	102
Inter Parfums, Inc.	9,047	873
Medifast, Inc.	5,481	632
Nature's Sunshine Products, Inc.*	6,146	51
Nu Skin Enterprises, Inc., Class A	24,655	1,040
Thorne HealthTech, Inc.*	6,731	25
USANA Health Sciences, Inc.*	5,566	296
Veru, Inc.*	32,656	172
		8,415
Pharmaceuticals – 1.7%
Aclaris Therapeutics, Inc.*	32,481	512
Amneal Pharmaceuticals, Inc.*	49,435	98
Amphastar Pharmaceuticals, Inc.*	19,128	536
Amylyx Pharmaceuticals, Inc.*	25,293	935
AN2 Therapeutics, Inc.*	5,608	53
ANI Pharmaceuticals, Inc.*	6,350	255
Arvinas, Inc.*	24,433	836
Atea Pharmaceuticals, Inc.*	38,169	184
Athira Pharma, Inc.*	16,897	54
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Pharmaceuticals – 1.7%continued
Axsome Therapeutics, Inc.*	16,145	$1,245
Cara Therapeutics, Inc.*	22,259	239
Cassava Sciences, Inc.*	19,140	565
CinCor Pharma, Inc.*	12,593	155
Collegium Pharmaceutical, Inc.*	16,804	390
Corcept Therapeutics, Inc.*	43,482	883
DICE Therapeutics, Inc.*	17,928	559
Edgewise Therapeutics, Inc.*	19,130	171
Esperion Therapeutics, Inc.*	36,625	228
Evolus, Inc.*	17,668	133
EyePoint Pharmaceuticals, Inc.*	11,830	41
Fulcrum Therapeutics, Inc.*	21,923	160
Harmony Biosciences Holdings, Inc.*	13,111	722
Innoviva, Inc.*	31,683	420
Intra-Cellular Therapies, Inc.*	45,948	2,432
Ligand Pharmaceuticals, Inc.*	7,588	507
Liquidia Corp.*	23,591	150
Nektar Therapeutics*	90,887	205
NGM Biopharmaceuticals, Inc.*	19,565	98
Nuvation Bio, Inc.*	60,744	117
Ocular Therapeutix, Inc.*	38,236	107
Pacira BioSciences, Inc.*	22,440	866
Phathom Pharmaceuticals, Inc.*	12,364	139
Phibro Animal Health Corp., Class A	10,123	136
Prestige Consumer Healthcare, Inc.*	24,817	1,554
Provention Bio, Inc.*	31,408	332
Reata Pharmaceuticals, Inc., Class A*	13,772	523
Relmada Therapeutics, Inc.*	13,534	47
Revance Therapeutics, Inc.*	40,387	746
SIGA Technologies, Inc.	23,630	174
Supernus Pharmaceuticals, Inc.*	24,898	888
Tarsus Pharmaceuticals, Inc.*	9,163	134
Theravance Biopharma, Inc.*	32,692	367
Theseus Pharmaceuticals, Inc.*	8,344	42
Third Harmonic Bio, Inc.*	6,367	27
Tricida, Inc.*	17,524	3
Ventyx Biosciences, Inc.*	12,455	408
Xeris Biopharma Holdings, Inc.*	65,349	87
		19,463
Professional Services – 1.7%
Alight, Inc., Class A*	170,215	1,423
ASGN, Inc.*	24,582	2,003
Atlas Technical Consultants, Inc.*	8,724	45
Barrett Business Services, Inc.	3,396	317

EQUITY FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Professional Services – 1.7%continued
CBIZ, Inc.*	23,940	$1,122
CRA International, Inc.	3,465	424
Exponent, Inc.	25,501	2,527
First Advantage Corp.*	29,529	384
Forrester Research, Inc.*	5,706	204
Franklin Covey Co.*	6,060	283
Heidrick & Struggles International, Inc.	9,924	278
HireRight Holdings Corp.*	11,010	131
Huron Consulting Group, Inc.*	9,919	720
ICF International, Inc.	9,245	916
Insperity, Inc.	18,178	2,065
Kelly Services, Inc., Class A	16,696	282
Kforce, Inc.	9,936	545
Korn Ferry	26,600	1,346
Legalzoom.com, Inc.*	48,196	373
NV5 Global, Inc.*	6,812	901
Planet Labs PBC*	78,271	340
Red Violet, Inc.*	4,897	113
Resources Connection, Inc.	16,150	297
Skillsoft Corp.*	41,560	54
Spire Global, Inc.*	61,038	59
Sterling Check Corp.*	11,925	184
TriNet Group, Inc.*	18,762	1,272
TrueBlue, Inc.*	16,216	317
Upwork, Inc.*	61,093	638
Willdan Group, Inc.*	5,849	104
		19,667
Real Estate Management & Development – 0.6%
American Realty Investors, Inc.*	582	15
Anywhere Real Estate, Inc.*	54,428	348
Compass, Inc., Class A*	137,477	320
Cushman & Wakefield PLC*	80,207	999
DigitalBridge Group, Inc.	79,430	869
Doma Holdings, Inc.*	60,990	28
Douglas Elliman, Inc.	37,666	153
eXp World Holdings, Inc.	35,063	388
Forestar Group, Inc.*	9,183	141
FRP Holdings, Inc.*	3,449	186
Kennedy-Wilson Holdings, Inc.	59,629	938
Marcus & Millichap, Inc.	12,615	435
Newmark Group, Inc., Class A	67,858	541
Offerpad Solutions, Inc.*	32,969	15
RE/MAX Holdings, Inc., Class A	9,009	168
Redfin Corp.*	52,963	225
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Real Estate Management & Development – 0.6%continued
RMR Group (The), Inc., Class A	7,680	$217
St. Joe (The) Co.	17,427	673
Stratus Properties, Inc.	2,768	53
Tejon Ranch Co.*	10,278	194
Transcontinental Realty Investors, Inc.*	558	25
		6,931
Road & Rail – 0.6%
ArcBest Corp.	12,301	862
Bird Global, Inc., Class A*	83,176	15
Covenant Logistics Group, Inc.	4,667	161
Daseke, Inc.*	19,987	114
Heartland Express, Inc.	23,324	358
Marten Transport Ltd.	29,066	575
P.A.M. Transportation Services, Inc.*	3,447	89
Saia, Inc.*	13,322	2,793
TuSimple Holdings, Inc., Class A*	69,028	113
Universal Logistics Holdings, Inc.	3,587	120
Werner Enterprises, Inc.	31,681	1,276
		6,476
Semiconductors & Semiconductor Equipment – 2.5%
ACM Research, Inc., Class A*	23,649	182
Alpha & Omega Semiconductor Ltd.*	11,077	317
Ambarella, Inc.*	18,276	1,503
Amkor Technology, Inc.	50,815	1,219
Atomera, Inc.*	10,520	65
Axcelis Technologies, Inc.*	16,373	1,299
AXT, Inc.*	20,511	90
CEVA, Inc.*	11,352	290
Cohu, Inc.*	23,688	759
Credo Technology Group Holding Ltd.*	48,569	647
Diodes, Inc.*	22,291	1,697
FormFactor, Inc.*	38,877	864
Ichor Holdings Ltd.*	14,108	378
Impinj, Inc.*	10,816	1,181
indie Semiconductor, Inc., Class A*	51,119	298
Kulicke & Soffa Industries, Inc.	28,783	1,274
MACOM Technology Solutions Holdings, Inc.*	25,271	1,592
MaxLinear, Inc.*	36,490	1,239
Meta Materials, Inc.(3) *	1	—
Onto Innovation, Inc.*	24,847	1,692
PDF Solutions, Inc.*	15,097	431
Photronics, Inc.*	30,198	508
Power Integrations, Inc.	28,393	2,036

NORTHERN FUNDS QUARTERLY REPORT     153    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Semiconductors & Semiconductor Equipment – 2.5%continued
Rambus, Inc.*	53,600	$1,920
Rigetti Computing, Inc.*	37,437	27
Rockley Photonics Holdings Ltd.*	74,766	11
Semtech Corp.*	31,726	910
Silicon Laboratories, Inc.*	16,542	2,244
SiTime Corp.*	8,168	830
SkyWater Technology, Inc.*	5,198	37
SMART Global Holdings, Inc.*	24,148	359
Synaptics, Inc.*	19,895	1,893
Transphorm, Inc.*	11,400	62
Ultra Clean Holdings, Inc.*	22,588	749
Veeco Instruments, Inc.*	25,536	475
		29,078
Software – 4.6%
8x8, Inc.*	56,241	243
A10 Networks, Inc.	31,964	532
ACI Worldwide, Inc.*	56,537	1,300
Adeia, Inc.	52,065	494
Agilysys, Inc.*	9,935	786
Alarm.com Holdings, Inc.*	24,122	1,194
Alkami Technology, Inc.*	18,139	265
Altair Engineering, Inc., Class A*	26,166	1,190
American Software, Inc., Class A	15,697	230
Amplitude, Inc., Class A*	28,076	339
Appfolio, Inc., Class A*	9,758	1,028
Appian Corp., Class A*	20,161	656
Applied Digital Corp.*	34,395	63
Arteris, Inc.*	7,517	32
Asana, Inc., Class A*	37,158	512
Avaya Holdings Corp.*	52,438	10
AvePoint, Inc.*	65,413	269
Benefitfocus, Inc.*	13,153	138
Blackbaud, Inc.*	23,284	1,370
Blackline, Inc.*	27,698	1,863
Blend Labs, Inc., Class A*	92,255	133
Box, Inc., Class A*	70,069	2,181
C3.ai, Inc., Class A*	29,490	330
Cerence, Inc.*	19,780	366
Cipher Mining, Inc.*	13,416	7
Cleanspark, Inc.*	21,166	43
Clear Secure, Inc., Class A	31,342	860
CommVault Systems, Inc.*	22,302	1,401
Consensus Cloud Solutions, Inc.*	9,422	507
Couchbase, Inc.*	14,265	189
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 4.6%continued
CS Disco, Inc.*	10,853	$69
Cvent Holding Corp.*	21,890	118
Digimarc Corp.*	6,853	127
Digital Turbine, Inc.*	47,302	721
Domo, Inc., Class B*	15,672	223
Duck Creek Technologies, Inc.*	38,867	468
E2open Parent Holdings, Inc.*	100,260	588
Ebix, Inc.	13,256	265
eGain Corp.*	11,030	100
Enfusion, Inc., Class A*	13,070	126
EngageSmart, Inc.*	17,990	317
Envestnet, Inc.*	27,552	1,700
Everbridge, Inc.*	20,095	594
EverCommerce, Inc.*	11,809	88
ForgeRock, Inc., Class A*	19,077	434
Greenidge Generation Holdings, Inc.*	6,811	2
Instructure Holdings, Inc.*	8,661	203
Intapp, Inc.*	7,210	180
InterDigital, Inc.	14,898	737
IronNet, Inc.*	16,129	4
Kaleyra, Inc.*	10,776	8
KnowBe4, Inc., Class A*	36,531	905
Latch, Inc.*	48,684	35
LivePerson, Inc.*	35,369	359
LiveRamp Holdings, Inc.*	33,270	780
LiveVox Holdings, Inc.*	9,781	29
Marathon Digital Holdings, Inc.*	59,491	203
Matterport, Inc.*	112,070	314
MeridianLink, Inc.*	11,231	154
MicroStrategy, Inc., Class A*	4,705	666
Mitek Systems, Inc.*	21,190	205
Model N, Inc.*	18,290	742
Momentive Global, Inc.*	65,603	459
N-able, Inc.*	33,764	347
NextNav, Inc.*	35,061	103
Olo, Inc., Class A*	44,836	280
ON24, Inc.*	20,859	180
OneSpan, Inc.*	19,987	224
PagerDuty, Inc.*	43,396	1,153
PowerSchool Holdings, Inc., Class A*	22,949	530
Progress Software Corp.	21,476	1,083
PROS Holdings, Inc.*	20,618	500
Q2 Holdings, Inc.*	28,053	754
Qualys, Inc.*	19,335	2,170

EQUITY FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Software – 4.6%continued
Rapid7, Inc.*	29,637	$1,007
Rimini Street, Inc.*	24,076	92
Riot Blockchain, Inc.*	78,941	268
Sapiens International Corp. N.V.	16,112	298
SecureWorks Corp., Class A*	4,408	28
ShotSpotter, Inc.*	4,471	151
SolarWinds Corp.*	23,922	224
Sprout Social, Inc., Class A*	23,468	1,325
SPS Commerce, Inc.*	18,177	2,334
Sumo Logic, Inc.*	58,585	475
Telos Corp.*	27,122	138
Tenable Holdings, Inc.*	56,095	2,140
Terawulf, Inc.*	10,673	7
Upland Software, Inc.*	14,549	104
UserTesting, Inc.*	23,960	180
Varonis Systems, Inc.*	54,665	1,309
Verint Systems, Inc.*	32,079	1,164
Veritone, Inc.*	15,031	80
Viant Technology, Inc., Class A*	7,505	30
Weave Communications, Inc.*	14,987	69
WM Technology, Inc.*	36,055	36
Workiva, Inc.*	23,912	2,008
Xperi, Inc.*	21,463	185
Yext, Inc.*	57,233	374
Zeta Global Holdings Corp., Class A*	55,709	455
Zuora, Inc., Class A*	62,793	399
		52,658
Specialty Retail – 2.4%
Aaron's (The) Co., Inc.	15,204	182
Abercrombie & Fitch Co., Class A*	24,444	560
Academy Sports & Outdoors, Inc.	38,873	2,042
American Eagle Outfitters, Inc.	77,341	1,080
America's Car-Mart, Inc.*	2,975	215
Arko Corp.	42,044	364
Asbury Automotive Group, Inc.*	11,107	1,991
Bed Bath & Beyond, Inc.*	40,804	102
Big 5 Sporting Goods Corp.	11,208	99
Boot Barn Holdings, Inc.*	14,869	930
Buckle (The), Inc.	15,055	683
Build-A-Bear Workshop, Inc.*	6,801	162
Caleres, Inc.	17,699	394
Camping World Holdings, Inc., Class A	19,568	437
Cato (The) Corp., Class A	8,733	81
Chico's FAS, Inc.*	61,578	303
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Specialty Retail – 2.4%continued
Children's Place (The), Inc.*	6,324	$230
Citi Trends, Inc.*	4,233	112
Conn's, Inc.*	5,820	40
Container Store Group (The), Inc.*	17,196	74
Designer Brands, Inc., Class A	25,132	246
Destination XL Group, Inc.*	28,681	194
EVgo, Inc.*	34,941	156
Express, Inc.*	32,097	33
Foot Locker, Inc.	40,462	1,529
Genesco, Inc.*	6,319	291
Group 1 Automotive, Inc.	7,080	1,277
GrowGeneration Corp.*	28,736	113
Guess?, Inc.	15,575	322
Haverty Furniture Cos., Inc.	7,310	219
Hibbett, Inc.	6,413	438
JOANN, Inc.	4,415	13
LL Flooring Holdings, Inc.*	14,154	80
MarineMax, Inc.*	10,612	331
Monro, Inc.	15,701	710
Murphy U.S.A., Inc.	10,482	2,930
National Vision Holdings, Inc.*	39,375	1,526
ODP (The) Corp.*	20,095	915
OneWater Marine, Inc., Class A*	5,654	162
Party City Holdco, Inc.*	45,090	16
Rent-A-Center, Inc.	25,106	566
Sally Beauty Holdings, Inc.*	53,675	672
Shoe Carnival, Inc.	8,673	207
Signet Jewelers Ltd.	22,973	1,562
Sleep Number Corp.*	10,737	279
Sonic Automotive, Inc., Class A	9,012	444
Sportsman's Warehouse Holdings, Inc.*	19,420	183
Tile Shop Holdings, Inc.*	15,288	67
Tilly's, Inc., Class A*	11,054	100
Torrid Holdings, Inc.*	7,235	21
TravelCenters of America, Inc.*	6,349	284
Urban Outfitters, Inc.*	32,144	767
Volta, Inc.*	54,041	19
Warby Parker, Inc., Class A*	42,167	569
Winmark Corp.	1,398	330
Zumiez, Inc.*	7,655	166
		27,818
Technology Hardware, Storage & Peripherals – 0.3%
Avid Technology, Inc.*	17,612	468

NORTHERN FUNDS QUARTERLY REPORT     155    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Technology Hardware, Storage & Peripherals – 0.3%continued
CompoSecure, Inc.*	3,129	$15
Corsair Gaming, Inc.*	19,265	261
Diebold Nixdorf, Inc.*	34,987	50
Eastman Kodak Co.*	28,380	87
IonQ, Inc.*	58,936	203
Super Micro Computer, Inc.*	23,215	1,906
Turtle Beach Corp.*	7,939	57
Xerox Holdings Corp.	57,657	842
		3,889
Textiles, Apparel & Luxury Goods – 0.7%
Allbirds, Inc., Class A*	48,696	118
Crocs, Inc.*	30,435	3,300
Ermenegildo Zegna N.V.	30,269	317
Fossil Group, Inc.*	23,147	100
G-III Apparel Group Ltd.*	21,782	299
Kontoor Brands, Inc.	27,903	1,116
Movado Group, Inc.	7,665	247
Oxford Industries, Inc.	7,613	709
PLBY Group, Inc.*	20,417	56
Rocky Brands, Inc.	3,486	82
Steven Madden Ltd.	38,710	1,237
Superior Group of Cos., Inc.	5,518	56
Unifi, Inc.*	6,669	57
Wolverine World Wide, Inc.	38,936	426
		8,120
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc.*	28,870	1,103
Blue Foundry Bancorp*	13,013	167
Bridgewater Bancshares, Inc.*	10,030	178
Capitol Federal Financial, Inc.	65,730	569
Columbia Financial, Inc.*	17,104	370
Enact Holdings, Inc.	15,074	364
Essent Group Ltd.	52,787	2,052
Federal Agricultural Mortgage Corp., Class C	4,599	518
Finance of America Cos., Inc., Class A*	16,928	21
Greene County Bancorp, Inc.	1,665	96
Hingham Institution For Savings (The)	750	207
Home Bancorp, Inc.	3,645	146
Home Point Capital, Inc.	3,894	5
Kearny Financial Corp.	29,974	304
Luther Burbank Corp.	7,296	81
Merchants Bancorp	7,919	193
Mr Cooper Group, Inc.*	34,950	1,403
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Thrifts & Mortgage Finance – 1.3%continued
NMI Holdings, Inc., Class A*	41,368	$865
Northfield Bancorp, Inc.	21,419	337
PennyMac Financial Services, Inc.	13,402	759
Pioneer Bancorp, Inc.*	5,928	68
Provident Bancorp, Inc.	7,946	58
Provident Financial Services, Inc.	36,695	784
Radian Group, Inc.	78,889	1,504
Southern Missouri Bancorp, Inc.	3,879	178
Sterling Bancorp, Inc.*	8,600	52
TrustCo Bank Corp. NY	9,446	355
Velocity Financial, Inc.*	4,516	44
Walker & Dunlop, Inc.	15,396	1,208
Waterstone Financial, Inc.	9,387	162
WSFS Financial Corp.	30,707	1,392
		15,543
Tobacco – 0.1%
22nd Century Group, Inc.*	81,219	75
Turning Point Brands, Inc.	7,323	158
Universal Corp.	12,078	638
Vector Group Ltd.	72,486	860
		1,731
Trading Companies & Distributors – 1.7%
Alta Equipment Group, Inc.	10,047	133
Applied Industrial Technologies, Inc.	19,182	2,417
Beacon Roofing Supply, Inc.*	25,759	1,360
BlueLinx Holdings, Inc.*	4,370	311
Boise Cascade Co.	19,797	1,359
Custom Truck One Source, Inc.*	29,839	189
Distribution Solutions Group, Inc.*	2,435	90
DXP Enterprises, Inc.*	7,550	208
GATX Corp.	17,594	1,871
Global Industrial Co.	6,476	152
GMS, Inc.*	21,377	1,065
H&E Equipment Services, Inc.	16,073	730
Herc Holdings, Inc.	12,604	1,658
Hudson Technologies, Inc.*	21,635	219
Karat Packaging, Inc.	2,657	38
McGrath RentCorp	12,153	1,200
MRC Global, Inc.*	41,433	480
NOW, Inc.*	55,148	700
Rush Enterprises, Inc., Class A	20,973	1,096
Rush Enterprises, Inc., Class B	3,202	180
Textainer Group Holdings Ltd.	21,833	677

EQUITY FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%continued
Trading Companies & Distributors – 1.7%continued
Titan Machinery, Inc.*	10,208	$406
Transcat, Inc.*	3,542	251
Triton International Ltd.	29,196	2,008
Veritiv Corp.	6,553	798
		19,596
Water Utilities – 0.5%
American States Water Co.	18,502	1,712
Artesian Resources Corp., Class A	4,058	238
California Water Service Group	27,225	1,651
Global Water Resources, Inc.	7,103	94
Middlesex Water Co.	8,750	689
Pure Cycle Corp.*	9,455	99
SJW Group	13,625	1,106
York Water (The) Co.	7,156	322
		5,911
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	24,975	369
KORE Group Holdings, Inc.*	18,670	23
Shenandoah Telecommunications Co.	24,345	387
Telephone and Data Systems, Inc.	50,844	533
United States Cellular Corp.*	7,421	155
		1,467
Total Common Stocks
(Cost $894,951)		1,145,937

RIGHTS – 0.0%
Biotechnology – 0.0%
Aduro Biotech, Inc. (Contingent Value Rights)(1) *	7,412	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (4) *	5,175	42
		42
Pharmaceuticals – 0.0%
Zogenix, Inc. (Contingent Value Rights)(1) (4) *	30,957	31
Textiles, Apparel & Luxury Goods – 0.0%
PLBY Group, Inc. (Contingent Value Rights)(1) *	21,143	—
Total Rights
(Cost $71)		73

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(1) *	1,200	$—
Escrow Fresh Market (The), Inc.(1) *	24,619	—
Escrow Petrocorp, Inc.(1) *	420	—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(5) (6)	5,941,717	5,942
Total Investment Companies
(Cost $5,942)		5,942

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 4.46%, 5/11/23(7) (8)	$4,260	$4,191
	Total Short-Term Investments
	(Cost $4,191)	4,191

	Total Investments – 100.0%
	(Cost $905,155)	1,156,143
	Liabilities less Other Assets – (0.0%)	(232)
	NET ASSETS – 100.0%	$1,155,911

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Value rounds to less than one thousand.
(4)	Restricted security that has been deemed illiquid. At December 31, 2022, the value of this restricted illiquid security amounted to approximately $73,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40
Zogenix, Inc. (Contingent Value Rights)	3/8/22	31

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT     157    EQUITY FUNDS

Schedule of Investments
SMALL CAP INDEX FUND continued	December 31, 2022 (UNAUDITED)
(6)	7-day current yield as of December 31, 2022 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	105	$9,297	Long	3/23	$23
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	99.1%
Rights	0.0%
Other	0.0%
Investment Companies	0.5%
Short-Term Investments	0.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:(1)
Biotechnology	$84,250	$—	$3	$84,253
All Other Industries(1)	1,061,684	—	—	1,061,684
Total Common Stocks	1,145,934	—	3	1,145,937
Rights(1)	—	—	73	73
Investment Companies	5,942	—	—	5,942
Short-Term Investments	—	4,191	—	4,191
Total Investments	$1,151,876	$4,191	$76	$1,156,143
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23	$—	$—	$23

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,745	$121,736	$125,539	$123	$5,942	5,941,717
EQUITY FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP VALUE FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 0.9%
AAR Corp.*	57,098	$2,564
Moog, Inc., Class A	140,064	12,292
		14,856
Auto Components – 0.7%
Adient PLC*	136,299	4,728
Dana, Inc.	43,210	654
Modine Manufacturing Co.*	45,917	912
Standard Motor Products, Inc.	134,516	4,681
Visteon Corp.*	3,779	494
		11,469
Banks – 18.9%
1st Source Corp.	16,087	854
Amalgamated Financial Corp.	47,230	1,088
Arrow Financial Corp.	14,811	502
Atlantic Union Bankshares Corp.	137,917	4,846
BancFirst Corp.	101,822	8,979
Bancorp (The), Inc.*	92,620	2,629
Bank of NT Butterfield & Son (The) Ltd.	49,114	1,464
Banner Corp.	59,017	3,730
Berkshire Hills Bancorp, Inc.	71,414	2,135
Brookline Bancorp, Inc.	173,294	2,452
Cadence Bank	311,004	7,669
Cathay General Bancorp	191,403	7,807
Central Pacific Financial Corp.	73,954	1,500
Citizens Financial Group, Inc.	168,183	6,621
City Holding Co.	108,337	10,085
Civista Bancshares, Inc.	23,842	525
CNB Financial Corp.	30,606	728
Columbia Banking System, Inc.	125,603	3,784
Community Trust Bancorp, Inc.	139,738	6,418
ConnectOne Bancorp, Inc.	58,373	1,413
CVB Financial Corp.	214,315	5,519
Dime Community Bancshares, Inc.	29,039	924
Eagle Bancorp, Inc.	79,956	3,524
Enterprise Financial Services Corp.	88,571	4,336
Financial Institutions, Inc.	63,593	1,549
First Bancorp	78,115	3,347
First BanCorp (New York Exchange)	794,593	10,107
First Bancshares (The), Inc.	31,490	1,008
First Busey Corp.	21,605	534
First Business Financial Services, Inc.	29,159	1,066
First Commonwealth Financial Corp.	274,088	3,829
First Community Bankshares, Inc.	26,312	892
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 18.9%continued
First Financial Bancorp	202,640	$4,910
First Financial Corp.	102,545	4,725
First Merchants Corp.	92,449	3,801
First Mid Bancshares, Inc.	24,578	789
Fulton Financial Corp.	212,934	3,584
German American Bancorp, Inc.	55,930	2,086
Glacier Bancorp, Inc.	57,837	2,858
Great Southern Bancorp, Inc.	37,533	2,233
Hancock Whitney Corp.	221,692	10,728
Heritage Financial Corp.	70,757	2,168
Hilltop Holdings, Inc.	132,751	3,984
Home BancShares, Inc.	390,451	8,898
HomeStreet, Inc.	68,202	1,881
Horizon Bancorp, Inc.	64,414	971
Independent Bank Corp.	155,264	13,109
Independent Bank Corp. (NASDAQ Exchange)	32,543	778
International Bancshares Corp.	139,758	6,395
Lakeland Bancorp, Inc.	280,887	4,946
Lakeland Financial Corp.	136,898	9,990
Mercantile Bank Corp.	23,847	798
Metropolitan Bank Holding Corp.*	12,207	716
NBT Bancorp, Inc.	218,008	9,466
Northwest Bancshares, Inc.	440,524	6,159
OFG Bancorp	121,013	3,335
Old Second Bancorp, Inc.	44,125	708
Pacific Premier Bancorp, Inc.	135,047	4,262
Park National Corp.	34,804	4,899
Peapack-Gladstone Financial Corp.	33,291	1,239
Pinnacle Financial Partners, Inc.	46,235	3,394
Preferred Bank	34,862	2,601
Premier Financial Corp.	30,923	834
QCR Holdings, Inc.	23,212	1,152
Renasant Corp.	94,419	3,549
Republic Bancorp, Inc., Class A	27,514	1,126
Sandy Spring Bancorp, Inc.	96,688	3,406
Sierra Bancorp	117,236	2,490
SmartFinancial, Inc.	22,619	622
Southside Bancshares, Inc.	75,009	2,700
SouthState Corp.	106,896	8,163
Summit Financial Group, Inc.	19,284	480
SVB Financial Group(1) *	1	—
Texas Capital Bancshares, Inc.*	50,824	3,065
TriCo Bancshares	125,802	6,415

NORTHERN FUNDS QUARTERLY REPORT     159    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 18.9%continued
Trustmark Corp.	162,951	$5,689
Umpqua Holdings Corp.	390,791	6,976
United Community Banks, Inc.	298,505	10,090
Univest Financial Corp.	66,127	1,728
Valley National Bancorp	667,928	7,554
Veritex Holdings, Inc.	76,382	2,145
Washington Federal, Inc.	193,344	6,487
WesBanco, Inc.	162,665	6,015
		318,961
Biotechnology – 3.3%
Adicet Bio, Inc.*	7,609	68
Agios Pharmaceuticals, Inc.*	136,794	3,841
Akero Therapeutics, Inc.*	40,400	2,214
Allogene Therapeutics, Inc.*	43,955	276
Allovir, Inc.*	125,244	643
Altimmune, Inc.*	8,742	144
AnaptysBio, Inc.*	120,338	3,729
Arcus Biosciences, Inc.*	164,185	3,395
Ardelyx, Inc.*	33,324	95
ARS Pharmaceuticals, Inc.*	6,381	54
Bioxcel Therapeutics, Inc.*	4,983	107
Bluebird Bio, Inc.*	14,738	102
Catalyst Pharmaceuticals, Inc.*	285,727	5,315
Celldex Therapeutics, Inc.*	8,375	373
Chimerix, Inc.*	15,656	29
Chinook Therapeutics, Inc.*	92,849	2,433
Cogent Biosciences, Inc.*	12,422	144
Cytokinetics, Inc.*	74,032	3,392
Dyne Therapeutics, Inc.*	9,230	107
Editas Medicine, Inc.*	12,227	108
Emergent BioSolutions, Inc.*	288,840	3,411
Erasca, Inc.*	21,521	93
FibroGen, Inc.*	16,704	268
Geron Corp.*	67,788	164
Ideaya Biosciences, Inc.*	8,551	155
Inovio Pharmaceuticals, Inc.*	44,364	69
Iovance Biotherapeutics, Inc.*	233,743	1,494
iTeos Therapeutics, Inc.*	6,326	124
Kezar Life Sciences, Inc.*	458,710	3,229
Kiniksa Pharmaceuticals Ltd., Class A*	12,363	185
Kura Oncology, Inc.*	116,095	1,441
Lyell Immunopharma, Inc.*	714,948	2,481
MacroGenics, Inc.*	181,325	1,217
Mersana Therapeutics, Inc.*	17,530	103
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 3.3%continued
Myriad Genetics, Inc.*	127,499	$1,850
Omniab, Inc.(2) *	6,939	2
Omniab, Inc. (NASDAQ Exchange)(2) *	6,939	4
PDL BioPharma, Inc.(2) *	1,029,654	1,360
REGENXBIO, Inc.*	7,698	175
Relay Therapeutics, Inc.*	108,989	1,628
Replimune Group, Inc.*	8,845	241
Rhythm Pharmaceuticals, Inc.*	9,915	289
Rocket Pharmaceuticals, Inc.*	12,063	236
Sage Therapeutics, Inc.*	80,787	3,081
Sutro Biopharma, Inc.*	9,715	78
Syndax Pharmaceuticals, Inc.*	10,691	272
Travere Therapeutics, Inc.*	82,470	1,734
Vanda Pharmaceuticals, Inc.*	10,063	74
Vir Biotechnology, Inc.*	23,655	599
Vor BioPharma, Inc.*	6,827	45
Voyager Therapeutics, Inc.*	6,850	42
Xencor, Inc.*	99,641	2,595
XOMA Corp.*	2,036	37
		55,345
Building Products – 0.8%
Apogee Enterprises, Inc.	39,075	1,737
Gibraltar Industries, Inc.*	11,175	513
Resideo Technologies, Inc.*	208,602	3,432
UFP Industries, Inc.	79,498	6,300
Zurn Elkay Water Solutions Corp.	36,230	766
		12,748
Capital Markets – 0.3%
Donnelley Financial Solutions, Inc.*	50,477	1,951
Raymond James Financial, Inc.	10,978	1,173
StoneX Group, Inc.*	27,547	2,625
		5,749
Chemicals – 2.6%
American Vanguard Corp.	155,769	3,382
Avient Corp.	179,239	6,051
Hawkins, Inc.	31,284	1,208
Innospec, Inc.	108,200	11,129
Mativ Holdings, Inc.	38,578	806
Minerals Technologies, Inc.	233,176	14,158
Sensient Technologies Corp.	97,873	7,137
		43,871
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	122,756	5,453

EQUITY FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Commercial Services & Supplies – 1.4%continued
Ennis, Inc.	233,886	$5,183
KAR Auction Services, Inc.*	182,339	2,379
Matthews International Corp., Class A	27,258	830
NL Industries, Inc.	42,836	292
UniFirst Corp.	49,316	9,517
		23,654
Communications Equipment – 0.6%
ADTRAN Holdings, Inc.	54,887	1,031
Digi International, Inc.*	130,359	4,765
NETGEAR, Inc.*	27,921	506
NetScout Systems, Inc.*	120,189	3,907
		10,209
Construction & Engineering – 1.0%
Arcosa, Inc.	113,133	6,148
Dycom Industries, Inc.*	10,639	996
EMCOR Group, Inc.	50,000	7,406
Primoris Services Corp.	79,960	1,754
Sterling Infrastructure, Inc.*	41,172	1,350
		17,654
Construction Materials – 0.6%
Summit Materials, Inc., Class A*	334,122	9,486
Consumer Finance – 1.5%
Encore Capital Group, Inc.*	132,856	6,369
Enova International, Inc.*	110,384	4,235
Navient Corp.	284,508	4,680
Nelnet, Inc., Class A	80,964	7,348
PROG Holdings, Inc.*	39,048	660
Regional Management Corp.	16,619	467
World Acceptance Corp.*	21,219	1,399
		25,158
Containers & Packaging – 0.3%
Myers Industries, Inc.	259,454	5,768
Diversified Consumer Services – 0.1%
Laureate Education, Inc.	184,477	1,775
Diversified Financial Services – 0.0%
Alerus Financial Corp.	25,430	594
Diversified Telecommunication Services – 0.7%
Iridium Communications, Inc.*	236,832	12,173
Electric Utilities – 1.7%
MGE Energy, Inc.	63,418	4,464
Otter Tail Corp.	184,121	10,810
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Electric Utilities – 1.7%continued
PNM Resources, Inc.	194,565	$9,493
Portland General Electric Co.	77,144	3,780
		28,547
Electrical Equipment – 1.2%
AZZ, Inc.	40,930	1,645
Encore Wire Corp.	81,949	11,273
EnerSys	87,773	6,481
Preformed Line Products Co.	11,778	981
		20,380
Electronic Equipment, Instruments & Components – 3.5%
Arlo Technologies, Inc.*	61,248	215
Belden, Inc.	20,337	1,462
Benchmark Electronics, Inc.	368,706	9,841
CTS Corp.	37,095	1,462
ePlus, Inc.*	25,871	1,146
Insight Enterprises, Inc.*	82,961	8,319
Kimball Electronics, Inc.*	37,143	839
Methode Electronics, Inc.	54,584	2,422
PC Connection, Inc.	224,716	10,539
Plexus Corp.*	18,403	1,894
Sanmina Corp.*	169,070	9,686
ScanSource, Inc.*	37,182	1,086
TTM Technologies, Inc.*	165,097	2,490
Vishay Intertechnology, Inc.	357,866	7,719
Vishay Precision Group, Inc.*	18,648	721
		59,841
Energy Equipment & Services – 1.1%
Archrock, Inc.	223,549	2,007
ChampionX Corp.	363,556	10,540
Nabors Industries Ltd.*	84	13
National Energy Services Reunited Corp.*	128,758	894
Newpark Resources, Inc.*	384,820	1,597
ProPetro Holding Corp.*	266,747	2,766
		17,817
Equity Real Estate Investment Trusts – 8.0%
Agree Realty Corp.	58,410	4,143
Apple Hospitality REIT, Inc.	448,132	7,071
Armada Hoffler Properties, Inc.	114,488	1,317
Broadstone Net Lease, Inc.	135,257	2,192
BRT Apartments Corp.	17,182	337
CareTrust REIT, Inc.	207,963	3,864
Centerspace	17,107	1,004

NORTHERN FUNDS QUARTERLY REPORT     161    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Equity Real Estate Investment Trusts – 8.0%continued
City Office REIT, Inc.	68,187	$571
Corporate Office Properties Trust	199,982	5,188
DiamondRock Hospitality Co.	384,610	3,150
Equity Commonwealth	157,900	3,943
Essential Properties Realty Trust, Inc.	178,111	4,180
Farmland Partners, Inc.	44,397	553
Four Corners Property Trust, Inc.	133,504	3,462
Getty Realty Corp.	85,060	2,879
Healthcare Realty Trust, Inc.	191,095	3,682
Independence Realty Trust, Inc.	67,274	1,134
InvenTrust Properties Corp.	171,464	4,059
Kite Realty Group Trust	306,201	6,445
LTC Properties, Inc.	109,509	3,891
LXP Industrial Trust	592,116	5,933
National Health Investors, Inc.	112,176	5,858
One Liberty Properties, Inc.	141,718	3,149
Pebblebrook Hotel Trust	284,761	3,813
Physicians Realty Trust	193,822	2,805
PotlatchDeltic Corp.	241,277	10,614
Sabra Health Care REIT, Inc.	342,100	4,252
SITE Centers Corp.	288,700	3,944
STAG Industrial, Inc.	483,943	15,636
Sunstone Hotel Investors, Inc.	493,338	4,766
Terreno Realty Corp.	110,200	6,267
Urban Edge Properties	169,600	2,390
Xenia Hotels & Resorts, Inc.	179,004	2,359
		134,851
Food & Staples Retailing – 1.7%
Andersons (The), Inc.	290,103	10,151
Ingles Markets, Inc., Class A	51,380	4,956
Performance Food Group Co.*	31,179	1,820
PriceSmart, Inc.	12,136	738
SpartanNash Co.	69,498	2,102
United Natural Foods, Inc.*	94,220	3,647
Weis Markets, Inc.	65,149	5,361
		28,775
Food Products – 0.7%
Alico, Inc.	11,127	266
B&G Foods, Inc.	32,318	360
Fresh Del Monte Produce, Inc.	74,717	1,957
Hostess Brands, Inc.*	226,598	5,085
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Food Products – 0.7%continued
Seneca Foods Corp., Class A*	11,177	$681
Simply Good Foods (The) Co.*	72,675	2,764
		11,113
Gas Utilities – 1.5%
Chesapeake Utilities Corp.	29,938	3,538
New Jersey Resources Corp.	4,672	232
Northwest Natural Holding Co.	53,348	2,539
South Jersey Industries, Inc.	186,869	6,639
Southwest Gas Holdings, Inc.	100,442	6,215
Spire, Inc.	88,218	6,075
		25,238
Health Care Equipment & Supplies – 0.9%
AngioDynamics, Inc.*	282,428	3,889
Artivion, Inc.*	7,171	87
Avanos Medical, Inc.*	8,268	224
Butterfly Network, Inc.*	35,653	88
Co-Diagnostics, Inc.*	5,498	14
Figs, Inc., Class A*	29,500	198
Integer Holdings Corp.*	5,891	403
Lantheus Holdings, Inc.*	95,860	4,885
LivaNova PLC*	9,518	529
Meridian Bioscience, Inc.*	69,732	2,316
Merit Medical Systems, Inc.*	10,121	715
Neogen Corp.*	19,176	292
Neuronetics, Inc.*	4,812	33
Orthofix Medical, Inc.*	3,558	73
Sight Sciences, Inc.*	8,550	104
UFP Technologies, Inc.*	1,348	159
Utah Medical Products, Inc.	645	65
Varex Imaging Corp.*	63,597	1,291
ViewRay, Inc.*	32,199	144
		15,509
Health Care Providers & Services – 1.9%
1Life Healthcare, Inc.*	279,473	4,670
Accolade, Inc.*	74,618	581
AdaptHealth Corp.*	81,967	1,575
Addus HomeCare Corp.*	2,861	285
ATI Physical Therapy, Inc.*	751,660	229
CareMax, Inc.*	15,541	57
Castle Biosciences, Inc.*	4,686	110
Cross Country Healthcare, Inc.*	55,092	1,464
Fulgent Genetics, Inc.*	5,278	157
Innovage Holding Corp.*	200,351	1,439

EQUITY FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Providers & Services – 1.9%continued
LifeStance Health Group, Inc.*	118,879	$587
National HealthCare Corp.	67,094	3,992
Option Care Health, Inc.*	195,244	5,875
Owens & Minor, Inc.	102,627	2,004
Patterson Cos., Inc.	249,736	7,000
PetIQ, Inc.*	5,147	48
Premier, Inc., Class A	21,116	739
Select Medical Holdings Corp.	22,609	561
Surgery Partners, Inc.*	15,996	446
		31,819
Health Care Technology – 0.8%
Allscripts Healthcare Solutions, Inc.*	410,133	7,235
American Well Corp., Class A*	48,945	138
Computer Programs and Systems, Inc.*	23,929	651
Evolent Health, Inc., Class A*	106,360	2,987
HealthStream, Inc.*	5,437	135
Multiplan Corp.*	113,647	131
NextGen Healthcare, Inc.*	165,696	3,112
		14,389
Hotels, Restaurants & Leisure – 0.8%
Boyd Gaming Corp.	37,059	2,021
International Game Technology PLC	195,653	4,438
Monarch Casino & Resort, Inc.*	56,446	4,340
RCI Hospitality Holdings, Inc.	13,428	1,251
Red Rock Resorts, Inc., Class A	32,740	1,310
		13,360
Household Durables – 2.7%
Beazer Homes U.S.A., Inc.*	176,069	2,247
Century Communities, Inc.	78,665	3,934
Ethan Allen Interiors, Inc.	170,308	4,500
Hooker Furnishings Corp.	95,143	1,779
KB Home	159,331	5,075
M/I Homes, Inc.*	41,414	1,912
Meritage Homes Corp.*	75,290	6,942
Taylor Morrison Home Corp.*	289,897	8,798
Tri Pointe Homes, Inc.*	539,973	10,038
		45,225
Household Products – 0.0%
Central Garden & Pet Co., Class A*	22,429	803
Independent Power & Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	17,663	1,527
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Insurance – 4.6%
American Equity Investment Life Holding Co.	429,663	$19,601
AMERISAFE, Inc.	97,643	5,075
Argo Group International Holdings Ltd.	37,394	967
CNO Financial Group, Inc.	618,200	14,126
Donegal Group, Inc., Class A	34,864	495
Employers Holdings, Inc.	272,682	11,761
Enstar Group Ltd.*	31,801	7,347
Hanover Insurance Group (The), Inc.	14,809	2,001
Kemper Corp.	62,056	3,053
Safety Insurance Group, Inc.	25,648	2,161
Selective Insurance Group, Inc.	89,485	7,929
Stewart Information Services Corp.	34,886	1,491
United Fire Group, Inc.	55,719	1,524
		77,531
Interactive Media & Services – 0.6%
DHI Group, Inc.*	78,931	417
fuboTV, Inc.*	268,506	467
Ziff Davis, Inc.*	107,784	8,526
		9,410
Internet & Direct Marketing Retail – 0.0%
Lands' End, Inc.*	48,137	365
Leisure Products – 0.6%
Acushnet Holdings Corp.	93,124	3,954
Topgolf Callaway Brands Corp.*	190,163	3,756
Vista Outdoor, Inc.*	85,097	2,074
		9,784
Life Sciences Tools & Services – 0.4%
AbCellera Biologics, Inc.*	234,525	2,376
BioLife Solutions, Inc.*	7,594	138
Bionano Genomics, Inc.*	52,795	77
Harvard Bioscience, Inc.*	59,011	164
Inotiv, Inc.*	4,537	22
NeoGenomics, Inc.*	205,236	1,896
OmniAb, Inc.*	89,671	323
Pacific Biosciences of California, Inc.*	308,037	2,520
Singular Genomics Systems, Inc.*	16,470	33
		7,549
Machinery – 2.0%
Alamo Group, Inc.	27,783	3,934
Altra Industrial Motion Corp.	44,582	2,664
Barnes Group, Inc.	113,239	4,626
Chart Industries, Inc.*	24,967	2,877

NORTHERN FUNDS QUARTERLY REPORT     163    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Machinery – 2.0%continued
Columbus McKinnon Corp.	64,480	$2,093
EnPro Industries, Inc.	7,601	826
Kadant, Inc.	33,683	5,983
Standex International Corp.	80,420	8,236
Watts Water Technologies, Inc., Class A	19,303	2,823
		34,062
Marine – 0.3%
Costamare, Inc.	104,308	968
Matson, Inc.	54,520	3,408
		4,376
Media – 2.1%
EW Scripps (The) Co., Class A*	429,221	5,661
Gray Television, Inc.	135,874	1,521
Scholastic Corp.	125,175	4,939
Sinclair Broadcast Group, Inc., Class A	91,783	1,424
TEGNA, Inc.	1,021,797	21,652
		35,197
Metals & Mining – 2.2%
Arconic Corp.*	223,866	4,737
Commercial Metals Co.	419,017	20,239
Materion Corp.	64,242	5,622
Ryerson Holding Corp.	56,093	1,697
Schnitzer Steel Industries, Inc., Class A	71,247	2,184
Warrior Met Coal, Inc.	76,539	2,651
		37,130
Mortgage Real Estate Investment Trusts – 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	164,655	4,772
KKR Real Estate Finance Trust, Inc.	172,443	2,407
		7,179
Multiline Retail – 0.2%
Dillard's, Inc., Class A	8,528	2,756
Multi-Utilities – 1.3%
Avista Corp.	103,219	4,577
Black Hills Corp.	145,970	10,268
NorthWestern Corp.	87,925	5,217
Unitil Corp.	32,244	1,656
		21,718
Oil, Gas & Consumable Fuels – 4.7%
Berry Corp.	277,562	2,220
California Resources Corp.	145,626	6,336
Civitas Resources, Inc.	160,172	9,279
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Oil, Gas & Consumable Fuels – 4.7%continued
Clean Energy Fuels Corp.*	295,682	$1,538
CNX Resources Corp.*	291,221	4,904
Delek U.S. Holdings, Inc.	126,573	3,417
DHT Holdings, Inc.	725,549	6,443
Earthstone Energy, Inc., Class A*	44,378	632
Frontline PLC	677,645	8,227
Green Plains, Inc.*	197,447	6,022
International Seaways, Inc.	61,215	2,266
Matador Resources Co.	106,655	6,105
Peabody Energy Corp.*	326,246	8,619
REX American Resources Corp.*	42,138	1,343
Scorpio Tankers, Inc.	80,290	4,317
SM Energy Co.	23	1
Southwestern Energy Co.*	809,018	4,733
Teekay Tankers Ltd., Class A*	93,845	2,891
		79,293
Pharmaceuticals – 1.4%
Amneal Pharmaceuticals, Inc.*	26,927	54
Amphastar Pharmaceuticals, Inc.*	8,644	242
ANI Pharmaceuticals, Inc.*	3,108	125
Atea Pharmaceuticals, Inc.*	14,810	71
Cara Therapeutics, Inc.*	220,817	2,372
Intra-Cellular Therapies, Inc.*	60,720	3,213
Ligand Pharmaceuticals, Inc.*	21,304	1,423
Phibro Animal Health Corp., Class A	7,202	97
Prestige Consumer Healthcare, Inc.*	151,715	9,497
Reata Pharmaceuticals, Inc., Class A*	6,512	247
Supernus Pharmaceuticals, Inc.*	153,752	5,484
Theravance Biopharma, Inc.*	11,979	135
		22,960
Professional Services – 2.1%
Barrett Business Services, Inc.	27,434	2,559
CBIZ, Inc.*	195,107	9,141
ICF International, Inc.	67,105	6,647
KBR, Inc.	179,698	9,488
Kforce, Inc.	65,154	3,572
Korn Ferry	70,542	3,571
Resources Connection, Inc.	47,610	875
		35,853
Real Estate Management & Development – 0.5%
Marcus & Millichap, Inc.	34,909	1,202

EQUITY FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Real Estate Management & Development – 0.5%continued
Newmark Group, Inc., Class A	408,243	$3,254
St. Joe (The) Co.	101,169	3,910
		8,366
Road & Rail – 0.8%
ArcBest Corp.	139,004	9,736
Werner Enterprises, Inc.	89,333	3,596
		13,332
Semiconductors & Semiconductor Equipment – 2.7%
Amkor Technology, Inc.	478,209	11,467
AXT, Inc.*	60,718	266
Canadian Solar, Inc.*	86,227	2,664
Cohu, Inc.*	95,187	3,051
Diodes, Inc.*	75,926	5,781
Onto Innovation, Inc.*	58,568	3,988
Photronics, Inc.*	429,033	7,221
Rambus, Inc.*	319,175	11,433
		45,871
Software – 0.1%
Ebix, Inc.	51,577	1,029
WM Technology, Inc.*	72,916	74
		1,103
Specialty Retail – 3.0%
Aaron's (The) Co., Inc.	75,298	900
Boot Barn Holdings, Inc.*	69,967	4,374
Buckle (The), Inc.	72,437	3,285
Children's Place (The), Inc.*	854	31
Citi Trends, Inc.*	5,322	141
Dick's Sporting Goods, Inc.	28,814	3,466
Genesco, Inc.*	102,397	4,712
Group 1 Automotive, Inc.	42,329	7,635
Haverty Furniture Cos., Inc.	165,007	4,934
Lithia Motors, Inc.	19,828	4,060
ODP (The) Corp.*	179,430	8,171
Shoe Carnival, Inc.	154,562	3,696
Sonic Automotive, Inc., Class A	114,921	5,662
		51,067
Textiles, Apparel & Luxury Goods – 0.3%
Movado Group, Inc.	100,458	3,240
Oxford Industries, Inc.	25,069	2,336
Rocky Brands, Inc.	11,102	262
		5,838
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Thrifts & Mortgage Finance – 2.5%
Axos Financial, Inc.*	166,281	$6,355
Essent Group Ltd.	34,183	1,329
Finance of America Cos., Inc., Class A*	75,299	96
Home Bancorp, Inc.	13,391	536
Luther Burbank Corp.	77,922	866
Mr Cooper Group, Inc.*	135,343	5,431
NMI Holdings, Inc., Class A*	22,838	477
PennyMac Financial Services, Inc.	116,597	6,606
Radian Group, Inc.	325,761	6,212
Southern Missouri Bancorp, Inc.	13,569	622
TrustCo Bank Corp. NY	51,754	1,946
Walker & Dunlop, Inc.	56,080	4,401
WSFS Financial Corp.	180,591	8,188
		43,065
Tobacco – 0.6%
Universal Corp.	205,308	10,842
Trading Companies & Distributors – 4.2%
Applied Industrial Technologies, Inc.	27,919	3,519
Beacon Roofing Supply, Inc.*	59,869	3,160
Boise Cascade Co.	136,799	9,394
DXP Enterprises, Inc.*	91,925	2,533
GATX Corp.	61,785	6,570
GMS, Inc.*	62,056	3,090
Herc Holdings, Inc.	44,248	5,822
McGrath RentCorp	91,523	9,037
Rush Enterprises, Inc., Class A	74,862	3,914
Textainer Group Holdings Ltd.	47,723	1,480
Triton International Ltd.	239,458	16,470
WESCO International, Inc.*	54,715	6,850
		71,839
Water Utilities – 0.3%
Artesian Resources Corp., Class A	13,778	807
SJW Group	47,121	3,826
		4,633
Wireless Telecommunication Services – 0.1%
Telephone and Data Systems, Inc.	14,449	152
United States Cellular Corp.*	47,392	988
		1,140
Total Common Stocks
(Cost $1,029,538)		1,660,923

NORTHERN FUNDS QUARTERLY REPORT     165    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow DLB Oil & Gas, Inc.(2) *	2,100	$—
Escrow Spirit MTA REIT(2) *	17,083	5
Total Other
(Cost $—)		5

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$226
Total Warrants
(Cost $—)		226

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(3) (4)	24,736,335	$24,736
Total Investment Companies
(Cost $24,736)		24,736

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 4.46%, 5/11/23(5) (6)	$4,289	$4,220
	Total Short-Term Investments
	(Cost $4,220)	4,220

	Total Investments – 100.1%
	(Cost $1,058,494)	1,690,110
	Liabilities less Other Assets – (0.1%)	(1,426)
	NET ASSETS – 100.0%	$1,688,684

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2022 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	245	$21,694	Long	3/23	$(605)
E-Mini S&P 500	26	5,019	Long	3/23	(154)
Total					$(759)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.3%
Other	0.0%
Warrants	0.0%
Investment Companies	1.5%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$53,979	$—	$1,366	$55,345
All Other Industries(1)	1,605,578	—	—	1,605,578
Total Common Stocks	1,659,557	—	1,366	1,660,923
Other	—	—	5	5
Warrants	226	—	—	226
Investment Companies	24,736	—	—	24,736
Short-Term Investments	—	4,220	—	4,220
Total Investments	$1,684,519	$4,220	$1,371	$1,690,110

EQUITY FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(759)	$—	$—	$(759)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$88,840	$304,321	$368,425	$598	$24,736	24,736,335
NORTHERN FUNDS QUARTERLY REPORT     167    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4%
Aerospace & Defense – 1.9%
Boeing (The) Co.*	174,787	$33,295
General Dynamics Corp.	70,372	17,460
Howmet Aerospace, Inc.	114,004	4,493
Huntington Ingalls Industries, Inc.	12,318	2,841
L3Harris Technologies, Inc.	59,054	12,296
Lockheed Martin Corp.	72,759	35,397
Northrop Grumman Corp.	45,173	24,647
Raytheon Technologies Corp.	458,368	46,258
Textron, Inc.	65,169	4,614
TransDigm Group, Inc.	16,005	10,078
		191,379
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	36,470	3,339
Expeditors International of Washington, Inc.	49,313	5,125
FedEx Corp.	74,197	12,851
United Parcel Service, Inc., Class B	227,300	39,514
		60,829
Airlines – 0.2%
Alaska Air Group, Inc.*	39,438	1,693
American Airlines Group, Inc.*	202,659	2,578
Delta Air Lines, Inc.*	198,504	6,523
Southwest Airlines Co.*	183,861	6,190
United Airlines Holdings, Inc.*	101,266	3,818
		20,802
Auto Components – 0.1%
Aptiv PLC*	83,923	7,816
BorgWarner, Inc.	73,201	2,946
		10,762
Automobiles – 1.3%
Ford Motor Co.	1,223,812	14,233
General Motors Co.	444,229	14,944
Tesla, Inc.*	836,013	102,980
		132,157
Banks – 3.8%
Bank of America Corp.	2,175,050	72,038
Citigroup, Inc.	604,557	27,344
Citizens Financial Group, Inc.	152,632	6,009
Comerica, Inc.	40,796	2,727
Fifth Third Bancorp	212,331	6,967
First Republic Bank	56,694	6,910
Huntington Bancshares, Inc.	454,293	6,406
JPMorgan Chase & Co.	913,620	122,516
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Banks – 3.8%continued
KeyCorp	289,076	$5,036
M&T Bank Corp.	53,479	7,758
PNC Financial Services Group (The), Inc.	126,027	19,905
Regions Financial Corp.	288,970	6,230
Signature Bank	19,351	2,230
SVB Financial Group*	18,223	4,194
Truist Financial Corp.	414,744	17,846
U.S. Bancorp	422,597	18,429
Wells Fargo & Co.	1,187,972	49,051
Zions Bancorp N.A.	46,892	2,305
		383,901
Beverages – 1.9%
Brown-Forman Corp., Class B	56,352	3,701
Coca-Cola (The) Co.	1,212,780	77,145
Constellation Brands, Inc., Class A	50,840	11,782
Keurig Dr. Pepper, Inc.	263,249	9,387
Molson Coors Beverage Co., Class B	57,931	2,985
Monster Beverage Corp.*	118,015	11,982
PepsiCo, Inc.	429,292	77,556
		194,538
Biotechnology – 2.4%
AbbVie, Inc.	550,609	88,984
Amgen, Inc.	166,374	43,696
Biogen, Inc.*	44,622	12,357
Gilead Sciences, Inc.	391,085	33,575
Incyte Corp.*	56,889	4,569
Moderna, Inc.*	102,991	18,499
Regeneron Pharmaceuticals, Inc.*	33,372	24,078
Vertex Pharmaceuticals, Inc.*	80,142	23,143
		248,901
Building Products – 0.4%
A.O. Smith Corp.	39,242	2,246
Allegion PLC	27,054	2,848
Carrier Global Corp.	259,628	10,710
Johnson Controls International PLC	213,399	13,658
Masco Corp.	69,520	3,244
Trane Technologies PLC	71,488	12,016
		44,722
Capital Markets – 3.1%
Ameriprise Financial, Inc.	32,978	10,268
Bank of New York Mellon (The) Corp.	227,976	10,378
BlackRock, Inc.	46,859	33,206

EQUITY FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Capital Markets – 3.1%continued
Cboe Global Markets, Inc.	32,937	$4,133
Charles Schwab (The) Corp.	475,321	39,575
CME Group, Inc.	112,306	18,885
FactSet Research Systems, Inc.	11,806	4,737
Franklin Resources, Inc.	88,472	2,334
Goldman Sachs Group (The), Inc.	105,625	36,270
Intercontinental Exchange, Inc.	174,583	17,911
Invesco Ltd.	141,700	2,549
MarketAxess Holdings, Inc.	11,604	3,236
Moody's Corp.	49,298	13,735
Morgan Stanley	411,212	34,961
MSCI, Inc.	24,831	11,551
Nasdaq, Inc.	104,602	6,417
Northern Trust Corp.(1)	64,562	5,713
Raymond James Financial, Inc.	59,947	6,405
S&P Global, Inc.	103,806	34,769
State Street Corp.	115,138	8,931
T. Rowe Price Group, Inc.	69,532	7,583
		313,547
Chemicals – 1.8%
Air Products and Chemicals, Inc.	69,272	21,354
Albemarle Corp.	36,300	7,872
Celanese Corp.	30,694	3,138
CF Industries Holdings, Inc.	60,793	5,180
Corteva, Inc.	221,701	13,032
Dow, Inc.	218,180	10,994
DuPont de Nemours, Inc.	153,902	10,562
Eastman Chemical Co.	37,191	3,029
Ecolab, Inc.	76,776	11,175
FMC Corp.	38,884	4,853
International Flavors & Fragrances, Inc.	79,028	8,285
Linde PLC	154,121	50,271
LyondellBasell Industries N.V., Class A	78,431	6,512
Mosaic (The) Co.	105,518	4,629
PPG Industries, Inc.	72,834	9,158
Sherwin-Williams (The) Co.	73,707	17,493
		187,537
Commercial Services & Supplies – 0.5%
Cintas Corp.	27,028	12,206
Copart, Inc.*	132,771	8,085
Republic Services, Inc.	63,633	8,208
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Commercial Services & Supplies – 0.5%continued
Rollins, Inc.	72,177	$2,637
Waste Management, Inc.	116,721	18,311
		49,447
Communications Equipment – 0.9%
Arista Networks, Inc.*	76,709	9,309
Cisco Systems, Inc.	1,276,845	60,829
F5, Inc.*	18,570	2,665
Juniper Networks, Inc.	100,684	3,218
Motorola Solutions, Inc.	52,331	13,486
		89,507
Construction & Engineering – 0.1%
Quanta Services, Inc.	44,147	6,291
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	19,228	6,498
Vulcan Materials Co.	41,177	7,211
		13,709
Consumer Finance – 0.5%
American Express Co.	186,581	27,567
Capital One Financial Corp.	118,353	11,002
Discover Financial Services	84,685	8,285
Synchrony Financial	139,647	4,589
		51,443
Containers & Packaging – 0.3%
Amcor PLC	460,124	5,480
Avery Dennison Corp.	25,177	4,557
Ball Corp.	96,912	4,956
International Paper Co.	109,906	3,806
Packaging Corp. of America	28,862	3,692
Sealed Air Corp.	45,236	2,256
Westrock Co.	81,170	2,854
		27,601
Distributors – 0.2%
Genuine Parts Co.	43,605	7,566
LKQ Corp.	78,624	4,199
Pool Corp.	12,191	3,686
		15,451
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc., Class B*	560,670	173,191
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	2,222,548	40,917

NORTHERN FUNDS QUARTERLY REPORT     169    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Diversified Telecommunication Services – 0.9%continued
Lumen Technologies, Inc.	296,676	$1,549
Verizon Communications, Inc.	1,309,146	51,580
		94,046
Electric Utilities – 2.1%
Alliant Energy Corp.	77,717	4,291
American Electric Power Co., Inc.	159,329	15,128
Constellation Energy Corp.	101,328	8,735
Duke Energy Corp.	240,433	24,762
Edison International	118,404	7,533
Entergy Corp.	63,115	7,100
Evergy, Inc.	70,769	4,454
Eversource Energy	107,979	9,053
Exelon Corp.	308,011	13,315
FirstEnergy Corp.	168,365	7,061
NextEra Energy, Inc.	619,438	51,785
NRG Energy, Inc.	71,374	2,271
PG&E Corp.*	499,021	8,114
Pinnacle West Capital Corp.	35,226	2,679
PPL Corp.	228,162	6,667
Southern (The) Co.	339,933	24,275
Xcel Energy, Inc.	169,589	11,890
		209,113
Electrical Equipment – 0.6%
AMETEK, Inc.	71,122	9,937
Eaton Corp. PLC	124,265	19,503
Emerson Electric Co.	184,821	17,754
Generac Holdings, Inc.*	19,661	1,979
Rockwell Automation, Inc.	35,608	9,172
		58,345
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	186,170	14,175
CDW Corp.	41,972	7,495
Corning, Inc.	235,847	7,533
Keysight Technologies, Inc.*	55,528	9,499
TE Connectivity Ltd.	99,627	11,437
Teledyne Technologies, Inc.*	14,520	5,807
Trimble, Inc.*	76,256	3,856
Zebra Technologies Corp., Class A*	16,024	4,109
		63,911
Energy Equipment & Services – 0.4%
Baker Hughes Co.	310,340	9,164
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Energy Equipment & Services – 0.4%continued
Halliburton Co.	281,471	$11,076
Schlumberger Ltd.	442,869	23,676
		43,916
Entertainment – 1.3%
Activision Blizzard, Inc.	221,992	16,993
Electronic Arts, Inc.	81,502	9,958
Live Nation Entertainment, Inc.*	44,278	3,088
Netflix, Inc.*	138,686	40,896
Take-Two Interactive Software, Inc.*	48,644	5,065
Walt Disney (The) Co.*	568,327	49,376
Warner Bros. Discovery, Inc.*	684,999	6,494
		131,870
Equity Real Estate Investment Trusts – 2.6%
Alexandria Real Estate Equities, Inc.	46,288	6,743
American Tower Corp.	145,280	30,779
AvalonBay Communities, Inc.	43,308	6,995
Boston Properties, Inc.	43,875	2,965
Camden Property Trust	33,036	3,696
Crown Castle, Inc.	135,336	18,357
Digital Realty Trust, Inc.	89,112	8,935
Equinix, Inc.	28,914	18,940
Equity Residential	105,404	6,219
Essex Property Trust, Inc.	20,082	4,256
Extra Space Storage, Inc.	41,505	6,109
Federal Realty Investment Trust	22,684	2,292
Healthpeak Properties, Inc.	170,138	4,265
Host Hotels & Resorts, Inc.	220,690	3,542
Invitation Homes, Inc.	179,977	5,335
Iron Mountain, Inc.	89,734	4,473
Kimco Realty Corp.	195,846	4,148
Mid-America Apartment Communities, Inc.	35,782	5,617
Prologis, Inc.	287,994	32,466
Public Storage	49,456	13,857
Realty Income Corp.	196,350	12,454
Regency Centers Corp.	47,502	2,969
SBA Communications Corp.	33,457	9,378
Simon Property Group, Inc.	102,387	12,028
UDR, Inc.	94,878	3,675
Ventas, Inc.	123,903	5,582
VICI Properties, Inc.	301,935	9,783
Vornado Realty Trust	49,985	1,040

EQUITY FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Equity Real Estate Investment Trusts – 2.6%continued
Welltower, Inc.	146,436	$9,599
Weyerhaeuser Co.	228,332	7,078
		263,575
Food & Staples Retailing – 1.5%
Costco Wholesale Corp.	137,934	62,967
Kroger (The) Co.	201,818	8,997
Sysco Corp.	157,134	12,013
Walgreens Boots Alliance, Inc.	222,491	8,312
Walmart, Inc.	438,900	62,232
		154,521
Food Products – 1.2%
Archer-Daniels-Midland Co.	171,777	15,950
Campbell Soup Co.	62,362	3,539
Conagra Brands, Inc.	148,193	5,735
General Mills, Inc.	185,402	15,546
Hershey (The) Co.	45,520	10,541
Hormel Foods Corp.	89,387	4,072
J.M. Smucker (The) Co.	33,031	5,234
Kellogg Co.	79,259	5,646
Kraft Heinz (The) Co.	246,685	10,043
Lamb Weston Holdings, Inc.	44,576	3,983
McCormick & Co., Inc. (Non Voting)	77,577	6,430
Mondelez International, Inc., Class A	426,201	28,406
Tyson Foods, Inc., Class A	89,742	5,587
		120,712
Gas Utilities – 0.0%
Atmos Energy Corp.	43,174	4,839
Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	543,122	59,629
Align Technology, Inc.*	22,444	4,733
Baxter International, Inc.	156,216	7,962
Becton Dickinson and Co.	89,067	22,650
Boston Scientific Corp.*	447,435	20,703
Cooper (The) Cos., Inc.	15,292	5,057
DENTSPLY SIRONA, Inc.	67,103	2,137
Dexcom, Inc.*	119,705	13,555
Edwards Lifesciences Corp.*	193,436	14,432
Hologic, Inc.*	76,991	5,760
IDEXX Laboratories, Inc.*	25,673	10,473
Intuitive Surgical, Inc.*	110,280	29,263
Medtronic PLC	414,702	32,231
ResMed, Inc.	45,382	9,445
STERIS PLC	30,848	5,697
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Health Care Equipment & Supplies – 2.8%continued
Stryker Corp.	105,145	$25,707
Teleflex, Inc.	14,445	3,606
Zimmer Biomet Holdings, Inc.	65,040	8,293
		281,333
Health Care Providers & Services – 3.6%
AmerisourceBergen Corp.	50,207	8,320
Cardinal Health, Inc.	81,275	6,248
Centene Corp.*	177,149	14,528
Cigna Corp.	95,396	31,608
CVS Health Corp.	409,795	38,189
DaVita, Inc.*	17,531	1,309
Elevance Health, Inc.	74,314	38,121
HCA Healthcare, Inc.	66,305	15,910
Henry Schein, Inc.*	41,969	3,352
Humana, Inc.	39,552	20,258
Laboratory Corp. of America Holdings	27,437	6,461
McKesson Corp.	44,331	16,629
Molina Healthcare, Inc.*	18,103	5,978
Quest Diagnostics, Inc.	35,276	5,519
UnitedHealth Group, Inc.	290,744	154,147
Universal Health Services, Inc., Class B	19,887	2,802
		369,379
Hotels, Restaurants & Leisure – 2.0%
Booking Holdings, Inc.*	12,112	24,409
Caesars Entertainment, Inc.*	65,992	2,745
Carnival Corp.*	307,759	2,481
Chipotle Mexican Grill, Inc.*	8,589	11,917
Darden Restaurants, Inc.	38,603	5,340
Domino's Pizza, Inc.	11,057	3,830
Expedia Group, Inc.*	46,854	4,104
Hilton Worldwide Holdings, Inc.	83,841	10,594
Las Vegas Sands Corp.*	101,355	4,872
Marriott International, Inc., Class A	83,401	12,418
McDonald's Corp.	228,279	60,158
MGM Resorts International	99,073	3,322
Norwegian Cruise Line Holdings Ltd.*	131,246	1,606
Royal Caribbean Cruises Ltd.*	68,030	3,363
Starbucks Corp.	358,070	35,521
Wynn Resorts Ltd.*	32,214	2,657
Yum! Brands, Inc.	87,285	11,180
		200,517
Household Durables – 0.3%
D.R. Horton, Inc.	97,449	8,687

NORTHERN FUNDS QUARTERLY REPORT     171    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Household Durables – 0.3%continued
Garmin Ltd.	47,478	$4,382
Lennar Corp., Class A	80,075	7,247
Mohawk Industries, Inc.*	16,175	1,653
Newell Brands, Inc.	117,152	1,532
NVR, Inc.*	931	4,294
PulteGroup, Inc.	71,048	3,235
Whirlpool Corp.	16,730	2,367
		33,397
Household Products – 1.6%
Church & Dwight Co., Inc.	75,520	6,087
Clorox (The) Co.	38,203	5,361
Colgate-Palmolive Co.	260,919	20,558
Kimberly-Clark Corp.	104,574	14,196
Procter & Gamble (The) Co.	737,258	111,739
		157,941
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	206,049	5,926
Industrial Conglomerates – 0.9%
3M Co.	172,655	20,705
General Electric Co.	341,070	28,578
Honeywell International, Inc.	209,639	44,926
		94,209
Insurance – 2.4%
Aflac, Inc.	175,185	12,603
Allstate (The) Corp.	82,164	11,141
American International Group, Inc.	232,424	14,698
Aon PLC, Class A	64,632	19,399
Arch Capital Group Ltd.*	114,530	7,190
Arthur J. Gallagher & Co.	65,283	12,308
Assurant, Inc.	16,579	2,073
Brown & Brown, Inc.	72,788	4,147
Chubb Ltd.	129,544	28,577
Cincinnati Financial Corp.	48,662	4,983
Everest Re Group Ltd.	12,213	4,046
Globe Life, Inc.	27,949	3,369
Hartford Financial Services Group (The), Inc.	98,454	7,466
Lincoln National Corp.	48,674	1,495
Loews Corp.	61,475	3,586
Marsh & McLennan Cos., Inc.	154,840	25,623
MetLife, Inc.	206,162	14,920
Principal Financial Group, Inc.	70,503	5,917
Progressive (The) Corp.	182,697	23,698
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Insurance – 2.4%continued
Prudential Financial, Inc.	113,928	$11,331
Travelers (The) Cos., Inc.	73,341	13,751
W.R. Berkley Corp.	63,392	4,600
Willis Towers Watson PLC	33,510	8,196
		245,117
Interactive Media & Services – 3.9%
Alphabet, Inc., Class A*	1,858,769	163,999
Alphabet, Inc., Class C*	1,648,550	146,276
Match Group, Inc.*	87,224	3,619
Meta Platforms, Inc., Class A*	700,420	84,289
		398,183
Internet & Direct Marketing Retail – 2.4%
Amazon.com, Inc.*	2,763,678	232,149
eBay, Inc.	168,008	6,967
Etsy, Inc.*	39,048	4,677
		243,793
IT Services – 4.4%
Accenture PLC, Class A	196,159	52,343
Akamai Technologies, Inc.*	48,969	4,128
Automatic Data Processing, Inc.	129,324	30,890
Broadridge Financial Solutions, Inc.	36,453	4,890
Cognizant Technology Solutions Corp., Class A	159,639	9,130
DXC Technology Co.*	71,597	1,897
EPAM Systems, Inc.*	17,824	5,842
Fidelity National Information Services, Inc.	183,903	12,478
Fiserv, Inc.*	198,407	20,053
FleetCor Technologies, Inc.*	22,851	4,197
Gartner, Inc.*	24,809	8,339
Global Payments, Inc.	83,790	8,322
International Business Machines Corp.	281,794	39,702
Jack Henry & Associates, Inc.	22,585	3,965
Mastercard, Inc., Class A	264,348	91,922
Paychex, Inc.	100,462	11,609
PayPal Holdings, Inc.*	355,923	25,349
VeriSign, Inc.*	28,761	5,909
Visa, Inc., Class A	508,851	105,719
		446,684
Leisure Products – 0.0%
Hasbro, Inc.	40,472	2,469
Life Sciences Tools & Services – 1.9%
Agilent Technologies, Inc.	91,733	13,728

EQUITY FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Life Sciences Tools & Services – 1.9%continued
Bio-Rad Laboratories, Inc., Class A*	6,671	$2,805
Bio-Techne Corp.	48,384	4,010
Charles River Laboratories International, Inc.*	15,675	3,416
Danaher Corp.	204,232	54,207
Illumina, Inc.*	48,740	9,855
IQVIA Holdings, Inc.*	57,545	11,790
Mettler-Toledo International, Inc.*	6,909	9,987
PerkinElmer, Inc.	39,113	5,484
Thermo Fisher Scientific, Inc.	122,228	67,310
Waters Corp.*	18,465	6,326
West Pharmaceutical Services, Inc.	22,942	5,399
		194,317
Machinery – 1.8%
Caterpillar, Inc.	162,313	38,884
Cummins, Inc.	43,682	10,584
Deere & Co.	85,668	36,731
Dover Corp.	43,449	5,883
Fortive Corp.	109,544	7,038
IDEX Corp.	23,337	5,328
Illinois Tool Works, Inc.	87,349	19,243
Ingersoll Rand, Inc.	125,431	6,554
Nordson Corp.	16,665	3,962
Otis Worldwide Corp.	129,019	10,103
PACCAR, Inc.	107,742	10,663
Parker-Hannifin Corp.	39,782	11,577
Pentair PLC	51,229	2,304
Snap-on, Inc.	16,467	3,763
Stanley Black & Decker, Inc.	45,867	3,445
Westinghouse Air Brake Technologies Corp.	57,326	5,722
Xylem, Inc.	55,835	6,174
		187,958
Media – 0.8%
Charter Communications, Inc., Class A*	33,285	11,287
Comcast Corp., Class A	1,345,042	47,036
DISH Network Corp., Class A*	77,889	1,093
Fox Corp., Class A	94,129	2,859
Fox Corp., Class B	43,720	1,244
Interpublic Group of (The) Cos., Inc.	120,506	4,014
News Corp., Class A	120,086	2,186
News Corp., Class B	36,799	679
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Media – 0.8%continued
Omnicom Group, Inc.	63,166	$5,152
Paramount Global, Class B	155,600	2,626
		78,176
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	446,804	16,979
Newmont Corp.	245,959	11,609
Nucor Corp.	79,525	10,482
Steel Dynamics, Inc.	51,897	5,070
		44,140
Multiline Retail – 0.5%
Dollar General Corp.	70,507	17,363
Dollar Tree, Inc.*	65,125	9,211
Target Corp.	143,767	21,427
		48,001
Multi-Utilities – 0.9%
Ameren Corp.	79,978	7,111
CenterPoint Energy, Inc.	194,393	5,830
CMS Energy Corp.	90,020	5,701
Consolidated Edison, Inc.	110,018	10,486
Dominion Energy, Inc.	260,610	15,980
DTE Energy Co.	60,021	7,054
NiSource, Inc.	126,032	3,456
Public Service Enterprise Group, Inc.	154,590	9,472
Sempra Energy	98,303	15,192
WEC Energy Group, Inc.	97,716	9,162
		89,444
Oil, Gas & Consumable Fuels – 4.7%
APA Corp.	99,673	4,653
Chevron Corp.	554,231	99,479
ConocoPhillips	388,558	45,850
Coterra Energy, Inc.	245,493	6,032
Devon Energy Corp.	202,585	12,461
Diamondback Energy, Inc.	54,535	7,459
EOG Resources, Inc.	183,422	23,757
EQT Corp.	114,164	3,862
Exxon Mobil Corp.	1,282,761	141,489
Hess Corp.	86,020	12,199
Kinder Morgan, Inc.	619,758	11,205
Marathon Oil Corp.	196,720	5,325
Marathon Petroleum Corp.	146,542	17,056
Occidental Petroleum Corp.	225,336	14,194
ONEOK, Inc.	138,617	9,107
Phillips 66	146,497	15,247

NORTHERN FUNDS QUARTERLY REPORT     173    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Oil, Gas & Consumable Fuels – 4.7%continued
Pioneer Natural Resources Co.	74,289	$16,967
Targa Resources Corp.	70,028	5,147
Valero Energy Corp.	119,486	15,158
Williams (The) Cos., Inc.	377,619	12,424
		479,071
Personal Products – 0.2%
Estee Lauder (The) Cos., Inc., Class A	72,225	17,920
Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	662,863	47,693
Catalent, Inc.*	55,947	2,518
Eli Lilly & Co.	245,641	89,865
Johnson & Johnson	813,531	143,710
Merck & Co., Inc.	788,666	87,503
Organon & Co.	79,198	2,212
Pfizer, Inc.	1,747,056	89,519
Viatris, Inc.	373,947	4,162
Zoetis, Inc.	145,582	21,335
		488,517
Professional Services – 0.4%
CoStar Group, Inc.*	125,976	9,736
Equifax, Inc.	37,947	7,375
Jacobs Solutions, Inc.	39,351	4,725
Leidos Holdings, Inc.	42,142	4,433
Robert Half International, Inc.	33,608	2,481
Verisk Analytics, Inc.	48,388	8,537
		37,287
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	97,955	7,539
Road & Rail – 0.9%
CSX Corp.	656,733	20,346
JB Hunt Transport Services, Inc.	25,786	4,496
Norfolk Southern Corp.	72,354	17,829
Old Dominion Freight Line, Inc.	28,068	7,965
Union Pacific Corp.	191,732	39,702
		90,338
Semiconductors & Semiconductor Equipment – 5.0%
Advanced Micro Devices, Inc.*	503,026	32,581
Analog Devices, Inc.	160,539	26,333
Applied Materials, Inc.	268,499	26,146
Broadcom, Inc.	126,100	70,506
Enphase Energy, Inc.*	42,128	11,162
First Solar, Inc.*	30,726	4,603
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Semiconductors & Semiconductor Equipment – 5.0%continued
Intel Corp.	1,287,410	$34,026
KLA Corp.	44,301	16,703
Lam Research Corp.	42,615	17,911
Microchip Technology, Inc.	170,438	11,973
Micron Technology, Inc.	339,802	16,983
Monolithic Power Systems, Inc.	13,795	4,878
NVIDIA Corp.	775,405	113,318
NXP Semiconductors N.V.	80,342	12,697
ON Semiconductor Corp.*	133,672	8,337
Qorvo, Inc.*	31,787	2,881
QUALCOMM, Inc.	349,343	38,407
Skyworks Solutions, Inc.	49,423	4,504
SolarEdge Technologies, Inc.*	17,325	4,908
Teradyne, Inc.	48,599	4,245
Texas Instruments, Inc.	282,421	46,662
		509,764
Software – 8.2%
Adobe, Inc.*	144,848	48,746
ANSYS, Inc.*	26,971	6,516
Autodesk, Inc.*	67,035	12,527
Cadence Design Systems, Inc.*	85,793	13,782
Ceridian HCM Holding, Inc.*	47,581	3,052
Fortinet, Inc.*	200,939	9,824
Gen Digital, Inc.	179,583	3,848
Intuit, Inc.	87,933	34,225
Microsoft Corp.	2,320,409	556,481
Oracle Corp.	478,376	39,102
Paycom Software, Inc.*	15,055	4,672
PTC, Inc.*	32,615	3,915
Roper Technologies, Inc.	33,165	14,330
Salesforce, Inc.*	311,864	41,350
ServiceNow, Inc.*	63,035	24,475
Synopsys, Inc.*	47,747	15,245
Tyler Technologies, Inc.*	12,898	4,158
		836,248
Specialty Retail – 2.4%
Advance Auto Parts, Inc.	18,615	2,737
AutoZone, Inc.*	5,881	14,503
Bath & Body Works, Inc.	70,357	2,965
Best Buy Co., Inc.	62,193	4,988
CarMax, Inc.*	49,036	2,986
Home Depot (The), Inc.	318,919	100,734
Lowe's Cos., Inc.	193,575	38,568

EQUITY FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%continued
Specialty Retail – 2.4%continued
O'Reilly Automotive, Inc.*	19,567	$16,515
Ross Stores, Inc.	107,572	12,486
TJX (The) Cos., Inc.	362,359	28,844
Tractor Supply Co.	34,227	7,700
Ulta Beauty, Inc.*	15,874	7,446
		240,472
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	4,654,781	604,796
Hewlett Packard Enterprise Co.	398,750	6,364
HP, Inc.	274,309	7,371
NetApp, Inc.	67,802	4,072
Seagate Technology Holdings PLC	60,144	3,164
Western Digital Corp.*	98,419	3,105
		628,872
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc., Class B	392,824	45,964
Ralph Lauren Corp.	12,701	1,342
Tapestry, Inc.	74,720	2,845
VF Corp.	102,990	2,844
		52,995
Tobacco – 0.7%
Altria Group, Inc.	559,441	25,572
Philip Morris International, Inc.	483,221	48,907
		74,479
Trading Companies & Distributors – 0.2%
Fastenal Co.	177,110	8,381
United Rentals, Inc.*	21,586	7,672
W.W. Grainger, Inc.	13,970	7,771
		23,824
Water Utilities – 0.1%
American Water Works Co., Inc.	56,345	8,588
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.*	185,974	26,036
Total Common Stocks
(Cost $3,488,681)		10,003,497

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(2) (3)	139,972,970	139,973
Total Investment Companies
(Cost $139,973)		139,973

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 4.46%, 5/11/23(4) (5)	$18,960	$18,654
	Total Short-Term Investments
	(Cost $18,654)	18,654

	Total Investments – 100.0%
	(Cost $3,647,308)	10,162,124
	Other Assets less Liabilities – 0.0%	3,580
	NET ASSETS – 100.0%	$10,165,704

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2022 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	845	$163,127	Long	3/23	$(4,226)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.4%
Investment Companies	1.4%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     175    EQUITY FUNDS

Schedule of Investments
STOCK INDEX FUND continued	December 31, 2022 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$10,003,497	$—	$—	$10,003,497
Investment Companies	139,973	—	—	139,973
Short-Term Investments	—	18,654	—	18,654
Total Investments	$10,143,470	$18,654	$—	$10,162,124
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4,226)	$—	$—	$(4,226)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122,922	$797,191	$780,140	$—	$—	$1,050	$139,973	139,972,970
Northern Trust Corp.	7,937	96	471	(1,995)	146	144	5,713	64,562
Total	$130,859	$797,287	$780,611	$(1,995)	$146	$1,194	$145,686	140,037,532
EQUITY FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. QUALITY ESG FUND	December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1%
Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	18,295	$1,901
United Parcel Service, Inc., Class B	3,025	526
		2,427
Automobiles – 1.1%
Tesla, Inc.*	29,428	3,625
Banks – 3.9%
Bank of Hawaii Corp.	22,371	1,735
Citigroup, Inc.	67,736	3,064
JPMorgan Chase & Co.	53,373	7,157
SVB Financial Group*	4,828	1,111
		13,067
Beverages – 2.8%
Brown-Forman Corp., Class B	25,589	1,681
Coca-Cola (The) Co.	118,154	7,516
		9,197
Biotechnology – 5.0%
AbbVie, Inc.	13,947	2,254
Amgen, Inc.	19,616	5,152
Biogen, Inc.*	8,483	2,349
Gilead Sciences, Inc.	46,112	3,959
Moderna, Inc.*	1,863	335
Vertex Pharmaceuticals, Inc.*	9,388	2,711
		16,760
Building Products – 2.7%
Allegion PLC	18,246	1,920
Carrier Global Corp.	48,967	2,020
Johnson Controls International PLC	5,324	341
Lennox International, Inc.	1,189	284
Masco Corp.	9,959	465
Owens Corning	21,466	1,831
Trane Technologies PLC	12,748	2,143
		9,004
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	6,245	989
Ameriprise Financial, Inc.	7,181	2,236
Bank of New York Mellon (The) Corp.	47,025	2,141
BlackRock, Inc.	3,074	2,178
Janus Henderson Group PLC	52,714	1,240
		8,784
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Chemicals – 1.1%
Dow, Inc.	38,040	$1,917
Sherwin-Williams (The) Co.	7,643	1,814
		3,731
Commercial Services & Supplies – 0.3%
Rentokil Initial PLC ADR	6,051	187
Rollins, Inc.	25,926	947
		1,134
Communications Equipment – 0.5%
Cisco Systems, Inc.	36,587	1,743
Construction & Engineering – 0.6%
AECOM	24,381	2,071
Consumer Finance – 2.3%
Ally Financial, Inc.	24,823	607
American Express Co.	14,304	2,113
Discover Financial Services	18,510	1,811
SLM Corp.	115,373	1,915
Synchrony Financial	34,903	1,147
		7,593
Diversified Financial Services – 1.4%
Berkshire Hathaway, Inc., Class B*	4,404	1,361
Equitable Holdings, Inc.	61,220	1,757
Voya Financial, Inc.	24,559	1,510
		4,628
Electric Utilities – 0.6%
Exelon Corp.	46,885	2,027
Electrical Equipment – 0.5%
Acuity Brands, Inc.	10,705	1,773
Electronic Equipment, Instruments & Components – 0.1%
Trimble, Inc.*	4,294	217
Entertainment – 0.6%
Electronic Arts, Inc.	2,359	288
World Wrestling Entertainment, Inc., Class A	26,083	1,787
		2,075
Equity Real Estate Investment Trusts – 2.8%
American Tower Corp.	14,234	3,016
Boston Properties, Inc.	22,064	1,491
Equity Residential	2,823	166
Host Hotels & Resorts, Inc.	65,781	1,056
Prologis, Inc.	17,242	1,944
Weyerhaeuser Co.	57,267	1,775
		9,448

NORTHERN FUNDS QUARTERLY REPORT     177    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Food Products – 1.3%
General Mills, Inc.	27,938	$2,343
Kellogg Co.	25,676	1,829
		4,172
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	12,875	1,413
Edwards Lifesciences Corp.*	8,416	628
Hologic, Inc.*	27,505	2,058
IDEXX Laboratories, Inc.*	3,701	1,510
ResMed, Inc.	3,814	794
		6,403
Health Care Providers & Services – 2.7%
Cardinal Health, Inc.	26,585	2,044
DaVita, Inc.*	5,278	394
Enhabit, Inc.*	105,573	1,389
McKesson Corp.	5,187	1,946
Quest Diagnostics, Inc.	14,485	2,266
UnitedHealth Group, Inc.	2,038	1,080
		9,119
Hotels, Restaurants & Leisure – 0.4%
Domino's Pizza, Inc.	1,555	538
Travel + Leisure Co.	25,488	928
		1,466
Household Products – 3.4%
Clorox (The) Co.	12,479	1,751
Colgate-Palmolive Co.	30,409	2,396
Kimberly-Clark Corp.	16,502	2,240
Procter & Gamble (The) Co.	31,814	4,822
		11,209
Industrial Conglomerates – 0.8%
3M Co.	20,846	2,500
Insurance – 3.2%
Aflac, Inc.	33,947	2,442
Allstate (The) Corp.	12,290	1,667
American International Group, Inc.	7,666	485
Lincoln National Corp.	7,918	243
MetLife, Inc.	32,128	2,325
Prudential Financial, Inc.	21,289	2,117
Travelers (The) Cos., Inc.	7,584	1,422
		10,701
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Interactive Media & Services – 4.1%
Alphabet, Inc., Class A*	102,095	$9,008
Alphabet, Inc., Class C*	50,761	4,504
		13,512
Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.*	53,905	4,528
IT Services – 5.4%
Accenture PLC, Class A	10,847	2,895
Cognizant Technology Solutions Corp., Class A	2,686	154
International Business Machines Corp.	32,976	4,646
Jack Henry & Associates, Inc.	1,670	293
Mastercard, Inc., Class A	22,107	7,687
Visa, Inc., Class A	9,214	1,914
Western Union (The) Co.	25,648	353
		17,942
Leisure Products – 0.4%
Hasbro, Inc.	22,769	1,389
Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	14,105	2,111
Mettler-Toledo International, Inc.*	1,573	2,274
Waters Corp.*	6,198	2,123
West Pharmaceutical Services, Inc.	5,787	1,362
		7,870
Machinery – 1.5%
Cummins, Inc.	9,206	2,231
Illinois Tool Works, Inc.	11,380	2,507
Otis Worldwide Corp.	4,522	354
		5,092
Media – 1.1%
Interpublic Group of (The) Cos., Inc.	60,070	2,001
Sirius XM Holdings, Inc.	283,092	1,653
		3,654
Metals & Mining – 0.2%
Steel Dynamics, Inc.	8,027	784
Multi-Utilities – 0.8%
DTE Energy Co.	12,863	1,512
Public Service Enterprise Group, Inc.	18,371	1,125
		2,637
Oil, Gas & Consumable Fuels – 2.8%
Devon Energy Corp.	31,042	1,910
Marathon Petroleum Corp.	2,932	341
ONEOK, Inc.	31,006	2,037

EQUITY FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2022 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Oil, Gas & Consumable Fuels – 2.8%continued
Ovintiv, Inc.	7,450	$378
Targa Resources Corp.	12,354	908
Texas Pacific Land Corp.	985	2,309
Valero Energy Corp.	10,059	1,276
		9,159
Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	76,654	5,515
Eli Lilly & Co.	14,527	5,314
Johnson & Johnson	17,685	3,124
Pfizer, Inc.	7,240	371
Zoetis, Inc.	17,295	2,535
		16,859
Professional Services – 0.5%
Robert Half International, Inc.	23,086	1,705
Real Estate Management & Development – 1.1%
CBRE Group, Inc., Class A*	24,533	1,888
Jones Lang LaSalle, Inc.*	10,414	1,660
		3,548
Road & Rail – 0.6%
Landstar System, Inc.	12,172	1,983
Semiconductors & Semiconductor Equipment – 3.9%
Applied Materials, Inc.	32,389	3,154
Enphase Energy, Inc.*	988	262
First Solar, Inc.*	5,007	750
Lam Research Corp.	1,292	543
NVIDIA Corp.	21,573	3,152
Texas Instruments, Inc.	31,678	5,234
		13,095
Software – 10.5%
Adobe, Inc.*	17,335	5,834
Autodesk, Inc.*	10,287	1,922
Cadence Design Systems, Inc.*	12,506	2,009
Gen Digital, Inc.	79,952	1,713
Intuit, Inc.	3,868	1,506
Manhattan Associates, Inc.*	1,453	176
Microsoft Corp.	85,395	20,480
Teradata Corp.*	40,682	1,369
		35,009
Specialty Retail – 4.3%
Best Buy Co., Inc.	15,880	1,274
Home Depot (The), Inc.	21,437	6,771
Lowe's Cos., Inc.	20,477	4,080
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Specialty Retail – 4.3%continued
Ulta Beauty, Inc.*	1,903	$892
Williams-Sonoma, Inc.	12,304	1,414
		14,431
Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.	153,805	19,984
HP, Inc.	41,953	1,127
		21,111
Textiles, Apparel & Luxury Goods – 1.0%
Carter's, Inc.	8,088	604
Deckers Outdoor Corp.*	730	291
NIKE, Inc., Class B	11,149	1,305
PVH Corp.	16,989	1,199
		3,399
Thrifts & Mortgage Finance – 0.2%
MGIC Investment Corp.	37,726	490
Trading Companies & Distributors – 1.1%
Fastenal Co.	38,732	1,833
W.W. Grainger, Inc.	3,397	1,889
		3,722
Water Utilities – 0.1%
American Water Works Co., Inc.	2,988	455
Total Common Stocks
(Cost $303,502)		327,248

INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.73%(1) (2)	5,949,598	5,950
Total Investment Companies
(Cost $5,950)		5,950

NORTHERN FUNDS QUARTERLY REPORT     179    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued	December 31, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 4.46%, 5/11/23(3) (4)	$480	$472
	Total Short-Term Investments
	(Cost $472)	472

	Total Investments – 100.0%
	(Cost $309,924)	333,670
	Liabilities less Other Assets – (0.0%)	(35)
	NET ASSETS – 100.0%	$333,635

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2022 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At December 31, 2022, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	32	$6,178	Long	3/23	$(111)
At December 31, 2022, the security types for the Fund were:
Security Type(1)	% of Net Assets
Common Stocks	98.1%
Investment Companies	1.8%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2022:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$327,248	$—	$—	$327,248
Investment Companies	5,950	—	—	5,950
Short-Term Investments	—	472	—	472
Total Investments	$333,198	$472	$—	$333,670
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(111)	$—	$—	$(111)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2022, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,516	$36,598	$34,164	$53	$5,950	5,949,598
EQUITY FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT